UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-23304

                Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                     Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                     Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-983-0903

Date of fiscal year end:   August 31

Date of reporting period:   August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Annual Report to Shareholders

August 31, 2018

DEF	Invesco Defensive Equity ETF
GMFL	Invesco Multi-Factor Large Cap ETF
OVLC	Invesco U.S. Large Cap Optimized Volatility ETF

2

The Market Environment

Domestic Equity

The fiscal period proved to be another strong, albeit increasingly volatile, time for US equities. As the fiscal period unfolded in the later months of 2017, several major US stock market indexes repeatedly reached new highs amid improving economic data, strong corporate profits and the prospect of tax reform legislation. Stock market volatility remained exceedingly low—a hallmark of 2017.

At the outset of 2018, US equity markets continued to steadily move higher in January as investors remained enthused about the passage of the Tax Cuts and Jobs Act signed into law in late December 2017, which significantly cut corporate tax rates. However, in February 2018, volatility returned to the US stock and bond markets. Worries about how rising interest rates might affect economic growth, concerns about a potential trade war and heightened geopolitical tensions, caused the US stock market to pull back and volatility to increase. In addition, in April 2018, the yield on the 10-year US Treasury bond climbed above 3%—a psychologically important level—for the first time since December 2013.1

Despite a disappointing first quarter, US equity markets generally recovered in the second quarter of 2018. Strong US retail sales and low unemployment continued to buoy US equity markets. In the final months of the fiscal period, US equities moved higher, despite several potential headwinds including trade tensions, tariff announcements and contagion concerns over a Turkish currency crisis. Ultimately, the fiscal period ended the same way it began with several US equity indexes reaching new record highs.

Given signs of a strong economy, the US Federal Reserve raised interest rates three times during the fiscal period: in December 2017 and in March and June 2018.2 In contrast, the European Central Bank and central banks in several other countries maintained extraordinarily accommodative monetary policies.

[1]	Source: US Treasury
[2]	Source: US Federal Reserve

International Equity

Global equity markets delivered positive returns for the fiscal period ended August 31, 2018. That positive performance was despite significant turbulence in late January and early February 2018, when stocks were whipsawed—first by concerns about accelerated US Federal Reserve tightening and then, later in the year, by fears of brewing trade wars. Geopolitical risks and tighter monetary policies overseas were additional headwinds to global equity markets. In spite of these risks, global equities generally rose during the fiscal period.

In Europe, economic growth remained positive amid improving employment, industrial production and consumption trends in many countries. However, European equity markets retrenched in August amid concerns regarding Italy’s budget concerns and contagion fears regarding the Turkish lira. The political environment in Germany improved, with Chancellor Angela Merkel finally securing a coalition government in order to continue her leadership. French President Emmanuel Macron continued his efforts at labor reform, boosting business confidence and business spending. The European Central Bank remained supportive of European equities, maintaining a dovish tone throughout the fiscal period.

Weakness in emerging equity markets during August was broad based. Investors worried about threats to global trade as the US prepared to impose tariffs on an additional $200 billion worth of Chinese imports. While the prospect of a deepening trade dispute pushed Chinese equity markets into negative territory, Latin America was the worst-performing region, with losses in Brazil accentuated by political uncertainties and currency weakness. Economic growth in emerging markets remained relatively strong over the fiscal period. However, volatility increased toward the end of the fiscal period with several markets registering losses.

At the close of the fiscal period, equity valuations in developed and emerging markets appeared relatively full in absolute terms—but overseas equity markets were trading at a material discount to those of the US. In sum, while valuations were not cheap, recent earnings growth and upward earnings revisions improved in many non-US developed markets.

3

DEF	Manager’s Analysis
Invesco Defensive Equity ETF (DEF)

Welcome to Invesco! Effective after the close of business on April 6, 2018, Guggenheim Defensive Equity ETF (the “Predecessor Fund”) was reorganized into Invesco Defensive Equity ETF (formerly known as PowerShares Defensive Equity Portfolio), a newly created exchange-traded fund in Invesco’s family of ETFs, in a tax-free transaction. The ticker symbol and Index did not change. Performance information set forth below refers to both the performance of the Predecessor Fund and the Fund.

As an index fund, the Invesco Defensive Equity ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Invesco Defensive Equity Index (the “Defensive Equity Index” or the “Index”). The Index is designed to provide exposure to equity securities of large capitalization U.S. issuers that Invesco Indexing, LLC (“Invesco Indexing” or the “Index Provider”) has selected for inclusion in the Index based on a rules-based screening criteria. Invesco Indexing is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser. The companies eligible for the Index are derived from its starting universe, the S&P 500®, which is a leading benchmark index for U.S. large capitalization stocks. Invesco Indexing selects securities for inclusion in the Index based on its proprietary rules-based methodology and a security’s risk characteristics. The starting universe is screened to eliminate stocks with less favorable risk profiles by measuring certain risk characteristics, such as a stock’s beta (a measure of a given security’s volatility in relation to the volatility of a specific market) and down market volatility (a measurement that represents a security’s volatility during adverse market conditions). The rules-based methodology calculates the likelihood that a company will achieve the performance required to support the company’s stock price by calculating what a company’s stock price implies in terms of current revenue growth expectations and comparing those expectations to the management’s past ability to deliver that revenue growth. Using Invesco Indexing’s rules-based methodology, the Index is designed to mitigate market risk and improve risk adjusted returns relative to the Index’s starting universe. Under normal circumstances, the Fund will invest at least 80% of its total assets in securities that comprise the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended August 31, 2018, on a market price basis, the Fund returned 16.39%. On a net asset value (“NAV”) basis, the Fund returned 16.25%. During the same time period, the Index returned 16.98%. During the fiscal year, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses incurred by the Fund during the period.

During this same time period, the S&P 500® Index (the “Benchmark Index”) returned 19.66%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 500 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary stock selection and equal weighting methodology, whereas the Benchmark Index selects and weights stocks based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer staples sector and most underweight in the information technology sector during the fiscal year ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the consumer discretionary sector as well as fees and operating expenses that the Fund incurred.

For the fiscal year ended August 31, 2018, the information technology sector contributed most significantly to the Fund’s return, followed by health care and financials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended August 31, 2018, included AbbVie, Inc., a health care company (no longer held at fiscal year-end), and Intuit, Inc., an information technology company (portfolio average weight of 1.04%). No positions detracted from the Fund’s return during this period.

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Health Care	21.1
Industrials	13.8
Information Technology	13.4
Consumer Discretionary	12.2
Financials	11.8
Consumer Staples	11.5
Utilities	5.3
Real Estate	5.0
Materials	4.9
Energy	1.0
Other Assets Less Liabilities	0.0

4

Invesco Defensive Equity ETF (DEF) (continued)

Top Ten Fund Holdings (% of the Fund’s Net Assets) as of August 31, 2018
Security
HCA Healthcare, Inc.	1.2
McCormick & Co., Inc.	1.2
Eli Lilly & Co.	1.2
IQVIA Holdings, Inc.	1.2
PerkinElmer, Inc.	1.2
Costco Wholesale Corp.	1.1
VeriSign, Inc.	1.1
Kimberly-Clark Corp.	1.1
DTE Energy Co.	1.1
Sherwin-Williams Co. (The)	1.1
Total	11.5

Growth of a $10,000 Investment

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index								Average Annualized	Cumulative
Blended—Invesco Defensive Equity Index	16.98%	14.96%	51.92%	12.10%	77.04%	10.44%	169.84%	8.92%	172.06%
S&P 500® Index	19.66	16.11	56.55	14.52	97.01	10.86	180.44	8.53	160.72
Fund
NAV Return	16.25	14.23	49.04	11.42	71.74	9.73	153.18	8.21	151.93
Market Price Return	16.39	14.22	49.01	11.46	72.00	9.72	152.90	8.22	152.14

5

Invesco Defensive Equity ETF (DEF) (continued)

Predecessor Fund Inception: December 15, 2006

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. The adviser has contractually agreed to waive fees and/or pay certain Fund expenses through April 6, 2020. According to the Fund’s current prospectus, the total gross annual operating expense ratio was indicated as 0.61% and the net annual operating expense ratio was indicated as 0.60%. The Financial Highlights section of the Shareholder Report presents the expense ratios based on expenses incurred during the period covered by this report. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Blended-Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Blended-Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Blended-Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-	Average Annualized and Cumulative Inception returns for the Fund, Blended-Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-

The Blended-Invesco Defensive Equity Index performance is comprised of the performance of the Sabrient Defensive Equity Index, the Fund’s previous underlying index, prior to the conversion date, October 24, 2016, followed by the performance of the Index, starting from the conversion date through August 31, 2018.

6

GMFL	Manager’s Analysis
Invesco Multi-Factor Large Cap ETF (GMFL)

Welcome to Invesco! Effective after the close of business on April 6, 2018, Guggenheim Multi-Factor Large Cap ETF (the “Predecessor Fund”) was reorganized into Invesco Multi-Factor Large Cap ETF (formerly known as PowerShares Multi-Factor Large Cap Portfolio), a newly created exchange-traded fund in Invesco’s family of ETFs, in a tax-free transaction. The ticker symbol and Index did not change. Performance information set forth below refers to both the performance of the Predecessor Fund and the Fund.

As an index fund, the Invesco Multi-Factor Large Cap ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before fees and expenses, the daily performance of the Invesco Multi-Factor Large Cap Index (the “Index”). Invesco Indexing, LLC (“Invesco Indexing” or the “Index Provider”), an affiliate of Invesco Capital Management LLC, the Fund’s investment adviser, compiles and maintains the Index, which is composed of approximately 50 equity securities selected from the universe of equity securities that comprise the S&P 500® Index, pursuant to a rules-based methodology. The Index component securities are selected using a Multi-Factor Composite Score, a rules-based methodology, to seek to identify those securities that will enhance returns, reduce risk and improve diversification. The Multi-Factor Composite Score seeks to identify component securities with attractive exposures to several factors or investment characteristics. Generally, these factors include both fundamental factors (i.e., value, growth and quality) and non-fundamental factors (i.e., momentum, short interest, volatility and liquidity). The Multi-Factor Composite Score uses multiple diversifying factors to seek to provide more consistent performance as compared to individual factor strategies that inherently experience cycles of underperformance when a particular factor is out of favor. The selected securities will be rebalanced quarterly to have the same target weighting as every other security in the Index. The equal weighting provides broader exposure to the majority of securities in the Index than typically may be found in a market capitalization weighted index. The Index also seeks to have a similar sector exposure as the S&P 500® Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities included in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

The Board of Trustees approved a change in the fiscal year end for the Fund from October 31 to August 31. For the fiscal period from November 1, 2017 to August 31, 2018, on a market price basis, the Fund returned 13.04%. On a net asset value (“NAV”) basis, the Fund returned 12.66%. During the same time period, the Index returned 13.01%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses incurred by the Fund during the period.

During this same time period, the S&P 500® Index (the “Benchmark Index”) returned 14.57%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 500 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary stock selection and equal weighting methodology, whereas the Benchmark Index selects and weights stocks based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the utilities sector and most underweight in the health care sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the financials sector.

For the fiscal period ended August 31, 2018, the consumer staples sector contributed most significantly to the Fund’s return, followed by the consumer discretionary and financials sectors, respectively. The materials sector was the most significant detracting sector.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Centene Corp., a health care company (portfolio average weight of 2.04%), and Robert Half International, Inc., an industrials company (portfolio average weight of 2.12%). Positions that detracted most significantly from the Fund’s return during this period included Unum Group, a consumer discretionary company (no longer held at fiscal period-end), and News Corp., Class A, a consumer discretionary company (portfolio average weight of 1.48%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Information Technology	26.3
Health Care	14.4
Financials	13.7
Consumer Discretionary	11.6
Industrials	10.1
Energy	6.1
Consumer Staples	6.0
Utilities	4.0
Real Estate	3.7
Telecommunication Services	2.0
Materials	2.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

7

Invesco Multi-Factor Large Cap ETF (GMFL) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
FLIR Systems, Inc.	2.3
Robert Half International, Inc.	2.3
CA, Inc.	2.3
Broadridge Financial Solutions, Inc.	2.2
Synopsys, Inc.	2.2
Tractor Supply Co.	2.2
Centene Corp.	2.1
Medtronic PLC	2.1
KLA-Tencor Corp.	2.1
Huntington Ingalls Industries, Inc.	2.1
Total	21.9

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Invesco Multi-Factor Large Cap Index	18.99%	16.06%	19.46%
S&P 500® Index	19.66	18.00	21.86
Fund
NAV Return	18.55	14.73	17.84
Market Price Return	18.43	15.45	18.72

8

Invesco Multi-Factor Large Cap ETF (GMFL) (continued)

Predecessor Fund Inception: June 20, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.25% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

9

OVLC	Manager’s Analysis
Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)

Welcome to Invesco! Effective after the close of business on April 6, 2018, Guggenheim U.S. Large Cap Optimized Volatility ETF (the “Predecessor Fund”) was reorganized into Invesco U.S. Large Cap Optimized Volatility ETF (formerly known as PowerShares U.S. Large Cap Optimized Volatility Portfolio), a newly created exchange-traded fund in Invesco’s family of ETFs, in a tax-free transaction. The ticker symbol and Index did not change. Performance information set forth below refers to both the performance of the Predecessor Fund and the Fund.

As an index fund, the Invesco U.S. Large Cap Optimized Volatility ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Invesco U.S. Large Cap Optimized Volatility Index (the “Index”). The Index is designed to deliver exposure to equity securities of large capitalization U.S. issuers and respond to changes in market conditions by attempting to obtain higher returns when the “reward to risk” (as measured by the Index methodology described below) is high, while minimizing volatility during other market conditions. Index constituents must be constituents of the S&P 500® Index, the leading benchmark index for U.S. large capitalization stocks. Invesco Indexing, LLC (“Invesco Indexing” or the “Index Provider”), an affiliate of Invesco Capital Management LLC, the Fund’s investment adviser, selects securities from the constituents of the S&P 500® Index for inclusion in the Index using a proprietary rules-based methodology that calculates the reward to risk of each security in the investable universe. The reward to risk of a security is calculated based on the following factors: (i) volatility; (ii) correlation; (iii) change in volatility; and (iv) change in correlation. The Index also utilizes the security’s historical returns, and the relationship of each of the above four factors to those returns, in calculating the reward to risk for each security. The Index thus attempts to reflect lower volatility relative to the broader U.S. equity market in typical market conditions, but attempts to reflect higher volatility in certain situations where, per the above methodology, the reward to risk is estimated to be higher. Under normal circumstances, the Fund will invest at least 80% of its total assets in securities that comprise the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended August 31, 2018, on a market price basis, the Fund returned 17.91%. On a net asset value (“NAV”) basis, the Fund returned 16.38%. During the same time period, the Index returned 16.79%. During the fiscal year, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses incurred by the Fund during the period.

During this same time period, the S&P 500® Index (the “Benchmark Index”) returned 19.66%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 500 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of stocks of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary stock selection and weighting methodology, whereas the Benchmark Index selects and weights stocks based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the real estate sector and most underweight in the information technology sector during the fiscal year ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the information technology sector as well as fees and operating expenses that the Fund incurred.

For the fiscal year ended August 31, 2018, the information technology sector contributed most significantly to the Fund’s return, followed by the consumer discretionary and financial sectors, respectively. The utilities sector was the single detracting sector.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended August 31, 2018, included Apple, Inc., an information technology company (portfolio average weight of 2.93%), and Amazon.com, Inc., a consumer discretionary company (portfolio average weight of 1.37%). Positions that detracted most significantly from the Fund’s return during this period included PG&E Corp., a utilities company (portfolio average weight of 0.73%), and Twitter, Inc., an information technology company (portfolio average weight of 0.18%).

Sector Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Information Technology	19.1
Consumer Staples	16.3
Financials	13.4
Utilities	10.7
Consumer Discretionary	10.3
Health Care	8.7
Real Estate	7.4
Energy	6.1
Telecommunication Services	3.7
Materials	2.3
Industrials	1.8
Other Assets Less Liabilities	0.2

10

Invesco U.S. Large Cap Optimized Volatility ETF (OVLC) (continued)

Top Ten Fund Holdings (% of the Fund’s Net Assets) as of August 31, 2018
Security
Apple, Inc.	3.4
Berkshire Hathaway, Inc., Class B	2.6
Alphabet, Inc., Class A	2.5
Alphabet, Inc., Class C	2.5
Microsoft Corp.	2.4
Exxon Mobil Corp.	2.3
Amazon.com, Inc.	2.1
Wells Fargo & Co.	2.0
Verizon Communications, Inc.	2.0
Procter & Gamble Co. (The)	1.9
Total	23.7

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Invesco U.S. Large Cap Optimized Volatility Index	16.79%	13.96%	35.19%
S&P 500® Index	19.66	17.81	45.95
Fund
NAV Return	16.38	13.54	34.02
Market Price Return	17.91	13.52	33.97

11

Invesco U.S. Large Cap Optimized Volatility ETF (OVLC) (continued)

Predecessor Fund Inception: May 10, 2016

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.30% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

12

Schedule of Investments(a)

Invesco Defensive Equity ETF (DEF)

August 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—12.2%
29,791	Carnival Corp.	$1,831,848
152,936	Ford Motor Co.	1,449,833
29,579	Garmin Ltd.	2,015,513
21,619	Hilton Worldwide Holdings, Inc.	1,678,067
9,457	Home Depot, Inc. (The)	1,898,682
56,052	LKQ Corp.(b)	1,934,915
12,931	Marriott International, Inc., Class A	1,635,383
11,273	McDonald’s Corp.	1,828,819
8,896	Mohawk Industries, Inc.(b)	1,704,385
116,601	News Corp., Class A	1,523,975
13,672	Tiffany & Co.	1,676,871
21,874	VF Corp.	2,015,252
18,058	Walt Disney Co. (The)	2,022,857

		23,216,400

	Consumer Staples—11.5%
29,258	Colgate-Palmolive Co.	1,943,024
8,160	Constellation Brands, Inc., Class A	1,698,912
9,309	Costco Wholesale Corp.	2,170,207
20,321	Hershey Co. (The)	2,042,667
18,258	Kimberly-Clark Corp.	2,109,529
31,605	Kraft Heinz Co. (The)	1,841,623
18,173	McCormick & Co., Inc.	2,269,444
46,357	Mondelez International, Inc., Class A	1,980,371
18,247	PepsiCo, Inc.	2,043,847
27,971	Sysco Corp.	2,092,790
26,844	Tyson Foods, Inc., Class A	1,686,072

		21,878,486

	Energy—1.0%
15,694	Phillips 66	1,859,896

	Financials—11.8%
18,248	Cboe Global Markets, Inc.	1,839,398
13,937	Chubb Ltd.	1,884,840
10,549	CME Group, Inc.	1,843,227
24,094	Intercontinental Exchange, Inc.	1,836,686
22,441	Marsh & McLennan Cos., Inc.	1,899,182
10,266	Moody’s Corp.	1,827,553
11,066	MSCI, Inc., Class A	1,994,757
95,696	People’s United Financial, Inc.	1,771,333
29,249	Progressive Corp. (The)	1,975,185
14,218	Travelers Cos., Inc. (The)	1,871,089
35,361	US Bancorp	1,913,384
11,816	Willis Towers Watson PLC	1,740,142

		22,396,776

	Health Care—21.1%
28,811	Abbott Laboratories	1,925,727
10,281	Aetna, Inc.	2,058,976
9,975	Amgen, Inc.	1,993,105
24,318	Baxter International, Inc.	1,808,530
10,521	Cigna Corp.	1,981,525
21,404	Eli Lilly & Co.	2,261,333
17,574	HCA Healthcare, Inc.	2,356,849
17,740	IQVIA Holdings, Inc.(b)	2,254,577
14,910	Johnson & Johnson	2,008,228
9,917	Laboratory Corp. of America Holdings(b)	1,714,352
20,986	Medtronic PLC	2,023,260

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
29,712	Merck & Co., Inc.	$2,037,946
23,499	PerkinElmer, Inc.	2,172,013
50,573	Pfizer, Inc.	2,099,791
17,164	ResMed, Inc.	1,912,241
8,433	Thermo Fisher Scientific, Inc.	2,016,330
7,364	UnitedHealth Group, Inc.	1,976,939
15,859	Universal Health Services, Inc., Class B	2,064,207
14,905	Varian Medical Systems, Inc.(b)	1,669,658
21,418	Zoetis, Inc.	1,940,471

		40,276,058

	Industrials—13.8%
23,228	Allegion PLC	2,025,946
22,803	Eaton Corp. PLC	1,895,841
24,421	Fortive Corp.	2,050,876
31,605	Fortune Brands Home & Security, Inc.	1,674,433
11,928	Harris Corp.	1,938,419
12,122	Honeywell International, Inc.	1,928,125
9,108	L3 Technologies, Inc.	1,946,562
5,721	Lockheed Martin Corp.	1,833,066
5,461	Northrop Grumman Corp.	1,630,054
8,599	Raytheon Co.	1,714,984
13,244	Rockwell Collins, Inc.	1,800,522
6,452	Roper Technologies, Inc.	1,925,083
14,434	United Technologies Corp.	1,900,958
21,964	Waste Management, Inc.	1,996,528

		26,261,397

	Information Technology—13.4%
20,242	Amphenol Corp., Class A	1,914,488
10,673	ANSYS, Inc.(b)	1,984,965
23,427	Cognizant Technology Solutions Corp., Class A	1,837,380
24,070	Fiserv, Inc.(b)	1,927,285
15,519	Global Payments, Inc.	1,933,357
12,650	International Business Machines Corp.	1,852,972
8,737	Intuit, Inc.	1,917,509
16,117	Motorola Solutions, Inc.	2,068,778
38,339	Oracle Corp.	1,862,509
26,893	Paychex, Inc.	1,969,912
20,022	Synopsys, Inc.(b)	2,045,047
20,677	Total System Services, Inc.	2,008,564
13,420	VeriSign, Inc.(b)	2,128,546

		25,451,312

	Materials—4.9%
10,915	Air Products & Chemicals, Inc.	1,815,055
17,187	Avery Dennison Corp.	1,807,729
50,101	Ball Corp.	2,098,230
16,646	Eastman Chemical Co.	1,615,162
4,628	Sherwin-Williams Co. (The)	2,108,424

		9,444,600

	Real Estate—5.0%
13,236	American Tower Corp. REIT	1,973,752
38,092	CBRE Group, Inc., Class A(b)	1,859,270
17,884	Crown Castle International Corp. REIT	2,039,313

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Defensive Equity ETF (DEF) (continued)

August 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
11,077	Simon Property Group, Inc. REIT	$2,027,423
47,736	Weyerhaeuser Co. REIT	1,656,917

		9,556,675

	Utilities—5.3%
47,025	Alliant Energy Corp.	2,014,551
72,986	CenterPoint Energy, Inc.	2,028,281
18,976	DTE Energy Co.	2,108,993
24,085	Entergy Corp.	2,013,265
35,881	Public Service Enterprise Group, Inc.	1,878,370

		10,043,460

	Total Investments in Securities (Cost $174,600,161)—100.0%	190,385,060
	Other assets less liabilities—0.0%	85,637

	Net Assets—100.0%	$190,470,697

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Schedule of Investments(a)

Invesco Multi-Factor Large Cap ETF (GMFL)

August 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Consumer Discretionary—11.6%
599	BorgWarner, Inc.	$26,218
277	Dollar General Corp.	29,841
438	Garmin Ltd.	29,846
1,757	News Corp., Class A	22,964
939	PulteGroup, Inc.	26,245
356	Tractor Supply Co.	31,428

		166,542

	Consumer Staples—6.0%
405	Molson Coors Brewing Co., Class B	27,030
398	Sysco Corp.	29,778
438	Walgreens Boots Alliance, Inc.	30,029

		86,837

	Energy—6.1%
386	ConocoPhillips	28,344
402	HollyFrontier Corp.	29,957
245	Phillips 66	29,035

		87,336

	Financials—13.7%
297	Allstate Corp. (The)	29,869
277	American Express Co.	29,357
387	Discover Financial Services	30,232
520	Hartford Financial Services Group, Inc. (The)	26,192
555	Loews Corp.	27,922
300	Raymond James Financial, Inc.	27,912
295	State Street Corp.	25,639

		197,123

	Health Care—14.4%
147	Aetna, Inc.	29,440
212	Centene Corp.(b)	31,054
160	Cigna Corp.	30,134
89	Humana, Inc.	29,660
317	Medtronic PLC	30,562
356	Perrigo Co. PLC	27,237
108	UnitedHealth Group, Inc.	28,994

		207,081

	Industrials—10.1%
451	A.O. Smith Corp.	26,194
124	Huntington Ingalls Industries, Inc.	30,314
637	Pentair PLC (United Kingdom)	27,697
418	Robert Half International, Inc.	32,679
414	Textron, Inc.	28,579

		145,463

	Information Technology—26.3%
167	Accenture PLC, Class A	28,235
592	Applied Materials, Inc.	25,468
236	Broadridge Financial Solutions, Inc.	31,893
746	CA, Inc.	32,675
339	Cognizant Technology Solutions Corp., Class A	26,588
326	DXC Technology Co.	29,695
524	FLIR Systems, Inc.	32,876
1,161	HP, Inc.	28,619
261	KLA-Tencor Corp.	30,331
157	Lam Research Corp.	27,175

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
497	Micron Technology, Inc.(b)	$26,102
311	Synopsys, Inc.(b)	31,765
296	TE Connectivity Ltd.	27,137

		378,559

	Materials—2.0%
251	LyondellBasell Industries NV, Class A	28,308

	Real Estate—3.7%
562	CBRE Group, Inc., Class A(b)	27,431
749	Weyerhaeuser Co. REIT	25,998

		53,429

	Telecommunication Services—2.0%
539	Verizon Communications, Inc.	29,305

	Utilities—4.0%
2,157	AES Corp. (The)	29,033
783	FirstEnergy Corp.	29,269

		58,302

	Total Common Stocks & Other Equity Interests (Cost $1,366,399)	1,438,285

	Money Market Fund—0.1%
753	Federated U.S. Treasury Cash Reserves Fund—Institutional Class, 1.83%(c) (Cost $753)	753

	Total Investments in Securities (Cost $1,367,152)—100.0%	1,439,038
	Other assets less liabilities—(0.0)%	(297)

	Net Assets—100.0%	$1,438,741

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Schedule of Investments(a)

Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)

August 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Consumer Discretionary—10.3%
17	Amazon.com, Inc.(b)	$34,216
17	AutoZone, Inc.(b)	13,037
264	Carnival Corp.	16,233
82	Darden Restaurants, Inc.	9,515
223	DISH Network Corp., Class A(b)	7,883
156	Dollar Tree, Inc.(b)	12,560
326	H&R Block, Inc.	8,822
380	Hanesbrands, Inc.	6,665
168	Harley-Davidson, Inc.	7,160
212	L Brands, Inc.	5,603
231	LKQ Corp.(b)	7,974
436	Mattel, Inc.(b)	6,728
115	Michael Kors Holdings Ltd.(b)	8,351
190	Tapestry, Inc.	9,631
359	Under Armour, Inc., Class C(b)	6,810
335	Under Armour, Inc., Class A(b)	6,851

		168,039

	Consumer Staples—16.3%
392	Altria Group, Inc.	22,940
208	Campbell Soup Co.	8,206
85	Clorox Co. (The)	12,323
601	Coca-Cola Co. (The)	26,787
296	Colgate-Palmolive Co.	19,657
259	Conagra Brands, Inc.	9,518
532	Coty, Inc., Class A	6,576
380	General Mills, Inc.	17,484
92	Hershey Co. (The)	9,248
75	JM Smucker Co. (The)	7,753
172	Kimberly-Clark Corp.	19,873
122	Molson Coors Brewing Co., Class B	8,142
237	PepsiCo, Inc.	26,546
365	Procter & Gamble Co. (The)	30,277
195	Tyson Foods, Inc., Class A	12,248
280	Walmart, Inc.	26,841

		264,419

	Energy—6.1%
252	Apache Corp.	11,045
331	Cabot Oil & Gas Corp.	7,888
1	Chevron Corp.	118
165	EQT Corp.	8,418
469	Exxon Mobil Corp.	37,600
1,050	Kinder Morgan, Inc.	18,585
252	National Oilwell Varco, Inc.	11,862
64	Schlumberger Ltd.	4,042

		99,558

	Financials—13.4%
90	Bank of America Corp.	2,784
207	Berkshire Hathaway, Inc., Class B(b)	43,205
75	Cboe Global Markets, Inc.	7,560
149	Chubb Ltd.	20,151
246	Intercontinental Exchange, Inc.	18,753
350	Jefferies Financial Group, Inc.	8,127
80	JPMorgan Chase & Co.	9,166
173	Loews Corp.	8,704
95	M&T Bank Corp.	16,829
412	People’s United Financial, Inc.	7,626

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
138	PNC Financial Services Group, Inc. (The)	$19,809
404	US Bancorp	21,860
569	Wells Fargo & Co.	33,275

		217,849

	Health Care—8.7%
103	Aetna, Inc.	20,628
64	Biogen, Inc.(b)	22,623
207	Cerner Corp.(b)	13,478
104	Cigna Corp.	19,587
33	Cooper Cos., Inc. (The)	8,441
241	Eli Lilly & Co.	25,462
191	Hologic, Inc.(b)	7,594
50	Johnson & Johnson	6,734
103	Perrigo Co. PLC	7,881
3	UnitedHealth Group, Inc.	805
67	Universal Health Services, Inc., Class B	8,721

		141,954

	Industrials—1.8%
71	Kansas City Southern	8,233
246	Nielsen Holdings PLC	6,396
217	Quanta Services, Inc.(b)	7,506
121	Stericycle, Inc.(b)	7,465

		29,600

	Information Technology—19.1%
33	Alphabet, Inc., Class A(b)	40,649
33	Alphabet, Inc., Class C(b)	40,200
189	Amphenol Corp., Class A	17,876
240	Apple, Inc.	54,631
207	CA, Inc.	9,067
78	Facebook, Inc., Class A(b)	13,707
166	Fidelity National Information Services, Inc.	17,956
141	FLIR Systems, Inc.	8,846
25	Intel Corp.	1,211
162	International Business Machines Corp.	23,730
350	Microsoft Corp.	39,316
106	Motorola Solutions, Inc.	13,606
380	Twitter, Inc.(b)	13,368
3	Visa, Inc., Class A	441
373	Western Union Co. (The)	7,057
284	Xerox Corp.	7,912

		309,573

	Materials—2.3%
173	CF Industries Holdings, Inc.	8,987
155	LyondellBasell Industries NV, Class A	17,481
351	Newmont Mining Corp.	10,892

		37,360

	Real Estate—7.4%
91	AvalonBay Communities, Inc. REIT	16,679
180	Crown Castle International Corp. REIT	20,525
135	Digital Realty Trust, Inc. REIT	16,778
44	Equinix, Inc. REIT	19,190
65	Federal Realty Investment Trust REIT	8,490
324	HCP, Inc. REIT	8,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco U.S. Large Cap Optimized Volatility ETF (OVLC) (continued)

August 31, 2018

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
234	Ventas, Inc. REIT	$14,009
244	Welltower, Inc. REIT	16,277

		120,706

	Telecommunication Services—3.7%
869	AT&T, Inc.	27,756
593	Verizon Communications, Inc.	32,241

		59,997

	Utilities—10.7%
298	CenterPoint Energy, Inc.	8,281
204	Consolidated Edison, Inc.	16,102
276	Dominion Energy, Inc.	19,533
119	DTE Energy Co.	13,226
254	Duke Energy Corp.	20,635
214	Edison International	14,066
208	Eversource Energy	12,986
340	PG&E Corp.	15,701
460	PPL Corp.	13,680
207	SCANA Corp.	7,936
414	Southern Co. (The)	18,125
207	WEC Energy Group, Inc.	13,989

		174,260

	Total Investments in Securities (Cost $1,550,170)—99.8%	1,623,315
	Other assets less liabilities—0.2%	2,593

	Net Assets—100.0%	$1,625,908

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Assets and Liabilities

August 31, 2018

	Invesco Defensive Equity ETF (DEF)	Invesco Multi-Factor Large Cap ETF (GMFL)	Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)
Assets:
Unaffiliated investments in securities, at value	$190,385,060	$1,439,038	$1,623,315
Receivables:
Dividends	333,430	2,567	3,237
Foreign tax reclaims	4,204	—	—

Total Assets	190,722,694	1,441,605	1,626,552

Liabilities:
Due to custodian	93,253	2,522	278
Payables:
Accrued advisory fees	74,803	342	366
Accrued trustees’ and officer’s fees	4,278	—	—
Accrued expenses	79,663	—	—

Total Liabilities	251,997	2,864	644

Net Assets	$190,470,697	$1,438,741	$1,625,908

Net Assets Consist of:
Shares of beneficial interest	$207,302,709	$1,422,574	$1,612,799
Undistributed net investment income	1,449,785	4,198	21,729
Undistributed net realized gain (loss)	(34,066,696)	(59,917)	(81,765)
Net unrealized appreciation	15,784,899	71,886	73,145

Net Assets	$190,470,697	$1,438,741	$1,625,908

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,850,000	50,000	50,000
Net asset value	$49.47	$28.77	$32.52

Market price	$49.53	$28.80	$32.51

Unaffiliated investments in securities, at cost	$174,600,161	$1,367,152	$1,550,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Operations

For the year ended August 31, 2018(a)

	Invesco Defensive Equity ETF (DEF)	Invesco Multi-Factor Large Cap ETF (GMFL)		Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)
	Year Ended August 31, 2018	Ten Months Ended August 31, 2018(b)	Period Ended October 31, 2017(c)	Year Ended August 31, 2018
Investment Income:
Unaffiliated dividend income, net of foreign taxes withheld*	$3,336,676	$19,912	$25,701	$35,412
Unaffiliated interest income	—	—	28	—
Affiliated dividend income	538	—	—	1
Securities lending income	892	14	3	225

Total Income	3,338,106	19,926	25,732	35,638

Expenses:
Advisory fees	907,663	2,930	1,917	4,518
Accounting & administration fees	46,299	—	—	—
Professional fees	44,740	—	—	—
Custodian & transfer agent fees	28,258	—	—	—
Printing	22,341	—	—	—
Trustees’ and officer’s fees	13,355	33	46	—
Listing fee and expenses	5,110	—	—	—
Intraday valuation fees	3,019	—	—	—
Insurance	1,197	—	—	—
Other	1,171	—	—	—

Total Expenses	1,073,153	2,963	1,963	4,518

Less: Waivers	(2,489)	—	—	—

Net Expenses	1,070,664	2,963	1,963	4,518

Net Investment Income	2,267,442	16,963	23,769	31,120

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	2,569,219	(36,278)	(45,423)	(65,430)
In-kind redemptions	18,444,377	148,823	58,523	157,240

Net realized gain	21,013,596	112,545	13,100	91,810

Net change in unrealized appreciation Investment securities	4,252,070	48,762	23,124	85,416

Net realized and unrealized gain	25,265,666	161,307	36,224	177,226

Net increase in net assets resulting from operations	$27,533,108	$178,270	$59,993	$208,346

* Foreign taxes withheld	744	—	—	—

(a)	Effective August 31, 2018, Invesco Multi-Factor Large Cap ETF changed its fiscal year end to August 31.
(b)	For the period November 1, 2017 through August 31, 2018.
(c)	For the period June 20, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Changes in Net Assets

For the years ended August 31, 2018 and 2017(a)

	Invesco Defensive Equity ETF (DEF)		Invesco Multi-Factor Large Cap ETF (GMFL)		Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)
	Year Ended August 31, 2018	Year Ended August 31, 2017	Ten Months Ended August 31, 2018(b)	Period Ended October 31, 2017(c)	Year Ended August 31, 2018	Year Ended August 31, 2017
Operations:
Net investment income	$2,267,442	$2,842,533	$16,963	$23,769	$31,120	$51,209
Net realized gain	21,013,596	19,884,507	112,545	13,100	91,810	267,602
Net change in unrealized appreciation (depreciation)	4,252,070	(1,670,450)	48,762	23,124	85,416	(84,063)

Net increase in net assets resulting from operations	27,533,108	21,056,590	178,270	59,993	208,346	234,748

Distributions to Shareholders from:
Net investment income	(3,071,115)	(3,644,250)	(14,564)	(21,970)	(38,995)	(38,865)

Shareholder Transactions:
Proceeds from shares sold	107,059,017	152,073,274	1,385,422	7,516,347	4,438,232	5,452,109
Value of shares repurchased	(116,221,724)	(162,354,612)	(1,400,748)	(6,264,009)	(4,415,406)	(6,834,627)

Net increase (decrease) in net assets resulting from shares transactions	(9,162,707)	(10,281,338)	(15,326)	1,252,338	22,826	(1,382,518)

Increase in Net Assets	15,299,286	7,131,002	148,380	1,290,361	192,177	(1,186,635)

Net Assets:
Beginning of year	175,171,411	168,040,409	1,290,361	—	1,433,731	2,620,366

End of year	$190,470,697	$175,171,411	$1,438,741	$1,290,361	$1,625,908	$1,433,731

Undistributed net investment income at end of year	$1,449,785	$2,279,878	$4,198	$1,799	$21,729	$29,188

Changes in Shares Outstanding:
Shares sold	2,300,000	3,800,000	50,000	300,000	150,000	200,000
Shares repurchased	(2,500,000)	(4,050,000)	(50,000)	(250,000)	(150,000)	(250,000)
Shares outstanding, beginning of year	4,050,000	4,300,000	50,000	—	50,000	100,000

Shares outstanding, end of year	3,850,000	4,050,000	50,000	50,000	50,000	50,000

(a)	Effective August 31, 2018, Invesco Multi-Factor Large Cap ETF changed its fiscal year end to August 31.
(b)	For the period November 1, 2017 through August 31, 2018.
(c)	For the period June 20, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights

Invesco Defensive Equity Portfolio (DEF)

	Year Ended August 31,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$43.25	$39.08	$35.61	$38.95	$32.42
Net investment income(a)	0.58	0.67	1.14	1.17	1.23
Net realized and unrealized gain (loss) on investments	6.40	4.35	3.48	(3.55)	6.09
Total from investment operations	6.98	5.02	4.62	(2.38)	7.32
Distributions to shareholders from:
Net investment income	(0.76)	(0.85)	(1.15)	(0.96)	(0.79)
Net asset value at end of year	$49.47	$43.25	$39.08	$35.61	$38.95
Market price at end of year	$49.53 (b)	$43.25	$39.00	$35.66	$38.97
Net Asset Value, Total Return(c)	16.25%	13.08%	13.37%	(6.24)%	22.90%
Market Price Total Return(c)	16.39%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$190,471	$175,171	$168,040	$197,662	$200,607
Ratio to average net assets of:
Expenses, after Waivers	0.59%	0.61%	0.65%	0.65%	0.66%
Expenses, prior to Waivers	0.59%	0.63%	0.74%	0.72%	0.74%
Net investment income	1.25%	1.67%	3.12%	3.07%	3.47%
Portfolio turnover rate(d)	136%	194%	92%	96%	87%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Multi-Factor Large Cap Portfolio (GMFL)

	Ten Months Ended August 31, 2018		Period Ended October 31, 2017(a)
Per Share Operating Performance:
Net asset value at beginning of period	$25.81		$25.11
Net investment income(b)	0.34		0.29
Net realized and unrealized gain on investments	2.91		0.85
Total from investment operations	3.25		1.14
Distributions to shareholders from:
Net investment income	(0.29)		(0.44)
Net asset value at end of period	$28.77		$25.81
Market price at end of period(c)	$28.80
Net Asset Value, Total Return(d)	12.66%		4.58%
Market Price Total Return(d)	13.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,439		$1,290
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25	%(e)
Net investment income	1.47	%(e)	3.08	%(e)
Portfolio turnover rate(f)	136%		94%

(a)	The Fund commenced operations on June 20, 2017.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights (continued)

Invesco U.S. Large Cap Optimized Volatility Portfolio (OVLC)

	Year Ended August 31, 2018	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
Per Share Operating Performance:
Net asset value at beginning of period or year	$28.67	$26.20	$25.14
Net investment income(b)	0.61	0.54	0.18
Net realized and unrealized gain on investments	4.02	2.19	0.88
Total from investment operations	4.63	2.73	1.06
Distributions to shareholders from:
Net investment income	(0.78)	(0.26)	—
Net asset value at end of period or year	$32.52	$28.67	$26.20
Market price at end of period or year	$32.51 (c)	$28.29	$26.14
Net Asset Value, Total Return(d)	16.38%	10.50%	4.22%
Market Price Total Return(d)	17.91%
Ratios/Supplemental Data:
Net assets at end of period or year (000’s omitted)	$1,626	$1,434	$2,620
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30	%(e)
Net investment income	2.04%	2.02%	2.25	%(e)
Portfolio turnover rate(f)	114%	104%	21%

(a)	The Fund commenced operations on May 10, 2016.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

August 31, 2018

Note 1—Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Self-Indexed Fund Trust, was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Predecessor Fund (as defined below)	Short Name
Invesco Defensive Equity ETF	Guggenheim Defensive Equity ETF	“Defensive Equity ETF”
Invesco Multi-Factor Large Cap ETF	Guggenheim Multi-Factor Large Cap ETF	“Multi-Factor Large Cap ETF”
Invesco U.S. Large Cap Optimized Volatility ETF	Guggenheim U.S. Large Cap Optimized Volatility ETF	“U.S. Large Cap Optimized Volatility ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Each Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the corresponding fund of the Trust listed below (each “Predecessor Fund”) after the close of business on April 6, 2018 (each “Reorganization”).

Fund	Predecessor Fund’s Trust
Defensive Equity ETF	Claymore Exchange-Traded Fund Trust
Multi-Factor Large Cap ETF	Rydex ETF Trust
U.S. Large Cap Optimized Volatility ETF	Claymore Exchange-Traded Fund Trust 2

Each Fund adopted the performance and financial information of its corresponding Predecessor Fund. Information presented prior to the close of business on April 6, 2018 is that of the Predecessor Fund.

Effective August 31, 2018, Multi-Factor Large Cap ETF’s fiscal year-end changed from October 31 to August 31.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Defensive Equity ETF	Invesco Defensive Equity Index
Multi-Factor Large Cap ETF	Invesco Multi-Factor Large Cap Index
U.S. Large Cap Optimized Volatility ETF	Invesco U.S. Large Cap Optimized Volatility Index

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official

23

closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of

24

valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Each Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in each Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which each Fund has investment exposure.

Correlation and Tracking Error Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that a Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and cause a Fund’s performance to be less than you expect.

Non-Diversification Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the each Underlying Index concentrates in the securities of issuers in a particular industry or sector, the each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

Passive Investment Risk. Each Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, each Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk. Each Fund may engage in active and frequent trading of its portfolio securities to reflect the rebalancing of the Underlying Index. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, each Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

C. Country Determination

For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in

25

which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of each Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

E. Investment Transactions and Investment Income

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.

G. Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

26

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except Defensive Equity ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses (as set forth in the investment advisory agreement).

Defensive Equity ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Accounting Estimates

The preparation of the financial statement in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, Defensive Equity ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of its average daily net assets.

Effective on the Reorganization, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Defensive Equity ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expense, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year through at least April 6, 2020, and neither the Adviser nor Defensive Equity ETF can discontinue the agreement prior to its expiration.

Prior to the Reorganization, GFIA limited expenses for the Defensive Equity ETF to the same expense cap.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Advisor, as compensation for its services, an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Fund	% of Average Daily Net Assets
Multi-Factor Large Cap ETF	0.25%
U.S. Large Cap Optimized Volatility ETF	0.30%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds listed in the table above, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses (as set forth in the investment advisory agreement).

Prior to the Reorganization, the Predecessor Funds were managed by Guggenheim Funds Investment Advisors LLC (“GFIA”) and each Predecessor Fund paid GFIA an investment advisory fee calculated at the same annualized rate as disclosed above for each respective

27

Fund. Under this agreement, GFIA was not required to pay the expenses of the Independent Trustees for the Guggenheim Multi-Factor Large Cap ETF.

Effective as of the Reorganization, the Adviser has agreed to waive a portion of Multi-Factor Large Cap ETF’s and U.S. Large Cap Optimized Volatility ETF’s unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if applicable, taxes and litigation expenses and extraordinary expenses) from exceeding such Fund’s unitary management fee through at least April 6, 2020.

Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the period September 1, 2017 to April 6, 2018, GFIA waived fees and/or paid Fund expenses for the Guggenheim Defensive Equity ETF and for the period after the close of business on April 6, 2018 to August 31, 2018, the Adviser waived fees in the following amounts:

Fund	Period after the close of business April 6, 2018 to August 31, 2018	Period September 1, 2017 to April 6, 2018
Defensive Equity ETF	$56	$2,433

For the fiscal year ended August 31, 2018, Multi-Factor Large Cap ETF and U.S. Large Cap Optimized Volatility ETF did not waive fees and/or have any expenses paid by the Adviser.

The fees waived and/or expenses borne by the Adviser for Defensive Equity ETF are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. Amounts waived by GFIA prior to the Reorganization are not subject to recapture.

For the fiscal year ended August 31, 2018, there were no amounts available for potential recapture by the Adviser under the Expense Agreement.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for each Predecessor Fund adopted a distribution and service plan pursuant to rule 12b-1 under the 1940 Act. No 12b-1 fees were paid by the Predecessor Funds under this plan.

The Adviser has entered into licensing agreements on behalf of each Fund with the Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. Prior to the Reorganization, each Underlying Index name trademark had been licensed to GFIA for use by the corresponding Predecessor Fund. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, GFIA engaged external service providers to perform these services for each Predecessor Fund.

Note 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

28

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the fiscal year or period ended August 31, 2018, there were no transfers between valuation levels.

Note 5—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholder Paid during the fiscal years or periods ended August 31, 2018 and 2017:

	2018		2017
	Ordinary Income		Ordinary Income
Defensive Equity ETF	$3,071,115		$3,644,250
Multi-Factor Large Cap ETF	14,564	*	21,970	**
U.S. Large Cap Optimized Volatility ETF	38,995		38,865

*	For the period November 1, 2017 to August 31, 2018.
**	For the period June 20, 2017 to October 31, 2017.

Tax Components of Net Assets at fiscal year or period-end:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)— Investments	Net Unrealized Appreciation (Depreciation)— Foreign Currencies	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Defensive Equity ETF	$1,449,785	$15,713,167	$—	$(33,994,964)	$—	$207,302,709	$190,470,697
Multi-Factor Large Cap ETF	4,198	71,798	—	(59,829)	—	1,422,574	1,438,741
U.S. Large Cap Optimized Volatility ETF	21,729	44,745	—	(53,365)	—	1,612,799	1,625,908

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2018:

		Not subject to expiration
	2019	Short-Term	Long-Term	Total*	Expired
Defensive Equity ETF	$872,620	$30,405,819	$2,716,525	$33,122,344	$4,593,977
Multi-Factor Large Cap ETF	—	59,829	—	59,829	—
U.S. Large Cap Optimized Volatility ETF	—	53,365	—	53,365	—

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6—Securities Lending

During the fiscal year or period ended August 31, 2018, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day,

29

following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to each Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 7—Investment Transactions

For the fiscal year or period ended August 31, 2018, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

	Purchases	Sales
Defensive Equity ETF	$247,159,220	$246,025,413
Multi-Factor Large Cap ETF*	1,853,899	1,846,428
U.S. Large Cap Optimized Volatility ETF	1,743,398	1,718,003

*	For the period November 1, 2017 to August 31, 2018.

For the fiscal year or period ended August 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Defensive Equity ETF	$106,025,957	$116,085,265
Multi-Factor Large Cap ETF*	1,382,683	1,399,448
U.S. Large Cap Optimized Volatility ETF	4,404,849	4,408,422

*	For the period November 1, 2017 to August 31, 2018.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At August 31, 2018, the aggregate cost of investment, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Defensive Equity ETF	$20,814,773	$(5,101,606)	$15,713,167	$174,671,893
Multi-Factor Large Cap ETF	102,656	(30,858)	71,798	1,367,240
U.S. Large Cap Optimized Volatility ETF	88,819	(44,074)	44,745	1,578,570

Note 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and expired capital loss carryforwards, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net asset of each Fund. For the fiscal year or period ended August 31, 2018, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Defensive Equity ETF	$(26,420)	$(13,601,352)	$13,627,772
Multi-Factor Large Cap ETF*	—	(134,693)	134,693
U.S. Large Cap Optimized Volatility ETF	416	(85,591)	85,175

*	For the period November 1, 2017 to August 31, 2018.

30

Note 9—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by each Fund to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund (except Defensive Equity ETF). The Trustee who is an “interested person” of the Trust does not receive any Trustees’ Fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10—Capital

Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11—Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco Defensive Equity ETF, Invesco Multi-Factor Large Cap ETF and Invesco U.S. Large Cap Optimized Volatility ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Defensive Equity ETF, Invesco Multi-Factor Large Cap ETF and Invesco U.S. Large Cap Optimized Volatility ETF (three of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (or for Invesco Multi-Factor Large Cap ETF, for the period November 1, 2017 through August 31, 2018) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the year ended August 31, 2018 (or for Invesco Multi-Factor Large Cap ETF, for the period November 1, 2017 through August 31, 2018) in conformity with accounting principles generally accepted in the United States of America.

The financial statements of Invesco Defensive Equity ETF (Predecessor Fund Guggenheim Defensive Equity ETF) and Invesco U.S. Large Cap Optimized Volatility ETF (Predecessor Fund Guggenheim U.S. Large Cap Optimized Volatility ETF) as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 30, 2017 expressed an unqualified opinion on those financial statements and financial highlights. The financial statements and financial highlights of Invesco Multi-Factor Large Cap ETF (Predecessor Fund Guggenheim Multi-Factor Large Cap ETF) as of and for the period June 20, 2017 (commencement of investment operations) through October 31, 2017 (not presented herein, other than the statement of operations, statement of changes in net assets and the financial highlights) were audited by other auditors whose report date December 21, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Chicago, Illinois

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

32

Change in Independent Registered Public Accounting Firm

The Board of Trustees appointed, upon recommendation of the Audit Committee, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Funds for the Funds’ current fiscal year. PwC serves as the independent registered public accounting firm for other Invesco ETFs.

Prior to April 6, 2018, each of the Predecessor Funds was a separate series of an unaffiliated investment company that was audited by a different independent registered public accounting firm (the “Prior Auditor”). The Board of Trustees selected a new independent auditor for the Funds’ current fiscal year.

Effective April 9, 2018, the Prior Auditor resigned as the independent registered public accounting firm of the Predecessor Funds. The Prior Auditor’s report on the financial statements of the Predecessor Funds for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Funds’ two most recent fiscal years and through April 9, 2018, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

33

Fees and Expenses

As a shareholder of Invesco Defensive Equity ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco Multi-Factor Large Cap ETF and Invesco U.S. Large Cap Optimized Volatility ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder of the Invesco Multi-Factor Large Cap ETF and Invesco U.S. Large Cap Optimized Volatility ETF, may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Defensive Equity ETF (DEF)
Actual	$1,000.00	$1,058.00	0.58%	$3.01
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96
Invesco Multi-Factor Large Cap ETF (GMFL)
Actual	1,000.00	1,072.20	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)
Actual	1,000.00	1,092.40	0.29	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.74	0.29	1.48

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended August 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

34

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year or period ended August 31, 2018:

	Qualified Dividend Income*	Dividends-Received Deduction*
Invesco Defensive Equity ETF	90.21%	86.30%
Invesco Multi-Factor Large Cap ETF	0%	0%
Invesco U.S. Large Cap Optimized Volatility ETF	97.60%	95.16%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

35

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Guggenheim U.S. Large Cap Optimized Volatility ETF was held on Friday, February 16, 2018. The Meeting was held for the following purpose:

(1)

Approve an Agreement and Plan of Reorganization that provides for the reorganization of the Guggenheim U.S. Large Cap Optimized Volatility ETF into the PowerShares U.S. Large Cap Optimized Volatility Portfolio (now known as the Invesco U.S. Large Cap Optimized Volatility ETF).

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approve an Agreement and Plan of Reorganization.
Guggenheim U.S. Large Cap Optimized Volatility ETF	46,347	100	100	N/A

A Special Meeting (“Meeting”) of Shareholders of Guggenheim Defensive Equity ETF was held on Friday, March 16, 2018. The Meeting was held for the following purpose:

(1)

Approve an Agreement and Plan of Reorganization that provides for the reorganization of the Guggenheim Defensive Equity ETF into the PowerShares Defensive Equity Portfolio (now known as the Invesco Defensive Equity ETF).

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approve an Agreement and Plan of Reorganization.
Guggenheim Defensive Equity ETF	1,747,048	75,524	299,760	N/A

36

Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2016	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	221	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017–Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	221	None

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee and Trustee since 2016	Senior Director of Finance, By The Hand Club for Kids (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	221	None

Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee and Trustee since 2016	Managing Partner, RDG Funds LLC (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	221	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.

** Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

37

Trustees and Officers (Continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	221	None

Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman and Trustee since 2016	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); President and Chief Executive Officer, Stone Pillar Investments, Ltd. (2016-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	221	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.

** Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

38

Trustees and Officers (Continued)

The Unaffiliated Trustee, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Unaffiliated Trustee and the other directorships, if any, held by the Unaffiliated Trustee are shown below.

Name, Address and Year of Birth of Unaffiliated Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Unaffiliated Trustee	Other Directorships Held by Unaffiliated Trustee During the Past 5 Years
Philip M. Nussbaum***—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Chairman, Performance Trust Capital Partners (2004-Present).	221	None

*	This is the date the Unaffiliated Trustee began serving the Trust. The Unaffiliated Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.
***	Effective September 19, 2018, Mr. Nussbaum resigned from the Board of Trustees of the Trust.

39

Trustees and Officers (Continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2015	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008–Present), Invesco Group Services, Inc., Invesco Holding Company (US), Inc. and Invesco North American Holdings, Inc.; Director, Invesco Holding Company Limited (2007-Present); Executive Vice President (2008–Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC, Director and Executive Vice President, Invesco Finance, Inc. and Director, Invesco Finance PLC (2011-Present); Director and Secretary (2012–Present), Invesco Services (Bahamas) Private Limited; and Director and Executive Vice President (2014–Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	221	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

40

Trustees and Officers (Continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2016	President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

* This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

41

Trustees and Officers (Continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2015	Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco Capital Management LLC (2017-Present); Chief Compliance Officer of Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer at ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/Chief Financial Officer at Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

42

Board Considerations Regarding Continuation of Investment Advisory Agreements

Board Considerations Regarding Approval of Investment Advisory Agreement for

PowerShares BulletShares 2018 Corporate Bond Portfolio

PowerShares BulletShares 2018 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2019 Corporate Bond Portfolio

PowerShares BulletShares 2019 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2020 Corporate Bond Portfolio

PowerShares BulletShares 2020 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2021 Corporate Bond Portfolio

PowerShares BulletShares 2021 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2022 Corporate Bond Portfolio

PowerShares BulletShares 2022 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2023 Corporate Bond Portfolio

PowerShares BulletShares 2023 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2024 Corporate Bond Portfolio

PowerShares BulletShares 2024 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2025 Corporate Bond Portfolio

PowerShares BulletShares 2025 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2026 Corporate Bond Portfolio

PowerShares BulletShares 2027 Corporate Bond Portfolio

PowerShares U.S. Large Cap Optimized Volatility Portfolio

PowerShares Multi-Factor Large Cap Portfolio

At a meeting held on December 19, 2017, the Board of Trustees of the PowerShares Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the funds listed above (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

The Trustees noted that each Fund was created in connection with the purchase by Invesco Ltd. of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that each Fund was structured substantially similar to a corresponding Guggenheim ETF, including the unitary advisory fee, that would be reorganized into the Fund in connection with the Transaction.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

The Trustees also considered information provided by the Adviser regarding the resources that would be added in connection with the Transaction to maintain and enhance the services provided to the Funds and all other PowerShares ETFs.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Effective	June 4, 2018, the Trust and the PowerShares Funds became Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

43

Board Considerations Regarding Continuation of Investment Advisory Agreements (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds peers. The Trustees also considered fee and expense data on Adviser-identified selected peers for certain Funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group, as applicable, as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)[1]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)[2]
PowerShares BulletShares 2018 Corporate Bond Portfolio	Higher than median (10)	Higher than median (2)	Lower than median (90)	Higher than median (1)
PowerShares BulletShares 2018 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2019 Corporate Bond Portfolio	Higher than median (7)	Higher than median (1)	Lower than median (44)	Higher than median (1)
PowerShares BulletShares 2019 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2020 Corporate Bond Portfolio	Higher than median (7)	Higher than median (1)	Lower than median (44)	Higher than median (1)
PowerShares BulletShares 2020 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2021 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2021 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2022 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2022 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2023 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2023 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2024 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2024 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2025 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	Higher than median (1)
PowerShares BulletShares 2025 High Yield Corporate Bond Portfolio	Higher than median (16)	N/A	Lower than median (161)	Lower than median (2)
PowerShares BulletShares 2026 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	N/A
PowerShares BulletShares 2027 Corporate Bond Portfolio	Higher than median (23)	Higher than median (3)	Lower than median (61)	N/A
PowerShares U.S. Large Cap Optimized Volatility Portfolio	Higher than median (28)	Lower than median (23)	Lower than median (199)	Higher than median (3)
PowerShares Multi-Factor Large Cap Portfolio	Higher than median (28)	Lower than median (23)	Lower than median (199)	Lower than median (3)

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
[2]	The information provided by the Adviser did not include select peer groups for certain Funds. Those Funds have been designated with an “N/A” for not available.

44

Board Considerations Regarding Continuation of Investment Advisory Agreements (continued)

The Trustees noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing each Fund because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2017 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the flat advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

45

Board Considerations Regarding Continuation of Investment Advisory Agreements (continued)

Board Considerations Regarding Approval of Investment Advisory Agreement for

PowerShares Defensive Equity Portfolio

At a meeting held on December 19, 2017, the Board of Trustees of the PowerShares Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for Power Shares Defensive Equity Portfolio (the “Fund”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed advisory fee and net expense ratio for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with the Fund.

The Trustees noted that the Fund was created in connection with the purchase by Invesco Ltd. of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that the Fund was structured substantially similar to a corresponding Guggenheim ETF, including the advisory fee and net expense ratio, that would be reorganized into the Fund (a “Reorganization”) in connection with the Transaction.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

The Trustees also considered information provided by the Adviser regarding the resources that would be added in connection with the Transaction to maintain and enhance the services provided to the Fund and all other PowerShares ETFs.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed advisory fee and net expense ratio, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable passive ETFs and open-end (non-ETF) actively managed fund peers. The Trustees noted that the fee data provided by the Adviser included only eight open-end (non-ETF) actively managed fund peers. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the proposed annual advisory fee to be charged to the Fund is 0.50% of the average daily net assets for the Fund.

The Trustees also noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or reimburse Fund expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of the Fund from exceeding 0.60% of its average daily net assets, excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses, through the later of two years from the closing date of the Reorganization or December 31, 2020.

The Trustees noted that the Fund’s proposed contractual advisory fee was below the median net advisory fees of its passive ETF (12 peers) and open-end (non-ETF) actively managed (8 peers) peer groups but above the median of the Fund’s select (3 peers) peer

Effective	June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

46

Board Considerations Regarding Continuation of Investment Advisory Agreements (continued)

group. The Trustees also noted that the net expense ratio for the Fund was below the median net expense ratios of the Fund’s passive ETF and open-end (non-ETF) actively managed peer groups but above the median of the Fund’s select peer group.

The Trustees considered the Fund’s proposed contractual advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the contractual advisory fee to be charged to the Fund and expense ratio of the Fund (giving effect to the Fund’s Expense Cap) were reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the contractual advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2017 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the flat advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for the Fund and would be paid a licensing fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund. No single factor was determinative in the Board’s analysis.

47

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-AR-2	invesco.com/ETFs

Invesco Annual Report to Shareholders

August 31, 2018

IHYD	Invesco Corporate Income Defensive ETF
IHYV	Invesco Corporate Income Value ETF
IEMD	Invesco Emerging Markets Debt Defensive ETF
IEMV	Invesco Emerging Markets Debt Value ETF
IIGD	Invesco Investment Grade Defensive ETF
IIGV	Invesco Investment Grade Value ETF
IMFC	Invesco Multi-Factor Core Fixed Income ETF
IMFP	Invesco Multi-Factor Core Plus Fixed Income ETF

2

The Market Environment

Fixed Income

Throughout the fiscal period, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.9% at the close of the fiscal period, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the fiscal period to a range of 1.75% to 2.00% at the close of the fiscal period. This was accomplished with three 0.25% rate hikes in December 2017, and in March and June 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit—the decision by UK voters to leave the European Union. These headwinds could limit future Fed rate hikes in the near-term. The Bank of Japan and the European Central Bank maintained their negative interest rates in a continued attempt to stimulate growth and inflation by encouraging investors to spend rather than save. These actions continued to drive overseas investments into higher yielding segments of the fixed income markets.

The 10-year US Treasury yield continued to move upward at the start of the fiscal period and spiked in early 2018 due to the continued strength in the global economy, the rising risks of inflation and the high probability of additional Fed rate hikes throughout the fiscal period. Due to these factors, the 10-year US Treasury note declined steadily throughout the first quarter of 2018, resulting in higher government yields and a brief move above 3.00% before normalizing near the end of the fiscal period.3 The 10-year US Treasury yield ended the fiscal period at 2.86%, 74 basis points higher than at the beginning of the fiscal period.3 (A basis point is one one-hundredth of a percentage point.)

The broader bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, fell 1.05% for the fiscal period. Poor performance was largely attributable to the broad increase in US Treasury yields, a widening of credit spreads and reduced overseas bond purchase demand during the fiscal period. All four primary sectors of the Bloomberg Barclays U.S. Aggregate Bond Index—government-related, corporate, securitized and treasury—posted negative returns for the fiscal period.

[1]	Bureau of Labor Statistics
[2]	US Federal Reserve
[3]	US Treasury Department

3

IHYD	Manager’s Analysis
Invesco Corporate Income Defensive ETF (IHYD)

As an index fund, the Invesco Corporate Income Defensive ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco High Yield Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index, which is designed to provide exposure to U.S. corporate bonds having the highest “quality scores” within an eligible universe of U.S. high yield bonds (commonly known as “junk bonds”) and bonds with the lowest credit rating considered investment grade, all as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by U.S. companies. To be eligible for inclusion in the Index, bonds must (i) be rated higher than B- and lower than or equal to BBB- (or equivalent) by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) credit rating agencies; (ii) have at least $400 million outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Securities issued in accordance with Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (“Securities Act”), bonds registered with the Securities and Exchange Commission (“SEC”), publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (July 25, 2018) through August 31, 2018, on a market price basis, the Fund returned 1.04%. On a net asset value (“NAV”) basis, the Fund returned 0.88%. During the same time period, the Index returned 0.89%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to a positive impact as a result of the Fund’s sampling methodology, partially offset by fees and operating expenses incurred by the Fund during the period.

During this same time period, the iBoxx USD Liquid High Yield Index (the “Benchmark Index”) returned 1.10%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of High Yield fixed-coupon, step-up, sinking funds, medium term notes, callable and puttable bonds.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bonds selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the oil & gas industry and most underweight in the media industry during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the media industry as well as fees and operating expenses that the Fund incurred.

For the fiscal period ended August 31, 2018, the oil & gas industry contributed most significantly to the Fund’s return, followed by the telecommunication services and utilities industries, respectively. In addition to the media industry, healthcare and wireless telecommunications were other detracting industries.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Marble II Pte. Ltd., 5.30% coupon, due 06/20/2022, a software company (portfolio average weight of 0.63%), and Avon International Operations, Inc., 7.875% coupon, due 08/15/2022, a cosmetics/personal care company (portfolio average weight of 0.66%). Positions that detracted most significantly from the Fund’s return during this period included QEP Resources, Inc., 5.25% coupon, due 05/01/2023, an oil & gas company (portfolio average weight of 0.63%) and ZF North America Capital, Inc., 4.75% coupon, due 04/29/2025, an auto parts & equipment company (portfolio average weight of 0.57%).

4

Invesco Corporate Income Defensive ETF (IHYD) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Pipelines	12.2
Oil & Gas	7.2
REITs	6.4
Media	5.1
Retail	5.1
Electric	5.1
Diversified Financial Services	4.5
Healthcare-Services	4.5
Chemicals	3.8
Commercial Services	3.8
Telecommunications	3.3
Software	2.9
Computers	2.5
Lodging	2.0
Home Builders	2.0
Packaging & Containers	1.9
Insurance	1.9
Cosmetics/Personal Care	1.9
Entertainment	1.3
Banks	1.3
Leisure Time	1.3
Internet	1.3
Food	1.3
Miscellaneous Manufacturing	1.3
Airlines	1.3
Electronics	1.3
Office/Business Equipment	1.2
Transportation	0.7
Healthcare-Products	0.7
Aerospace/Defense	0.7
Housewares	0.7
Private Equity	0.6
Electrical Components & Equipment	0.6
Apparel	0.6
Iron/Steel	0.6
Building Materials	0.6
Auto Parts & Equipment	0.6
Environmental Control	0.6
Gas	0.6
Semiconductors	0.6
Pharmaceuticals	0.6
Mining	0.6
Oil & Gas Services	0.6
Money Market Fund Plus Other Assets Less Liabilities	2.3

Credit Quality Rating (S&P) (% of the Fund’s Net Assets) as of August 31, 2018
BBB	43.5
BB	47.9
B	5.8
Not Rated	1.8

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Nuance Communications, Inc., 5.375%, 08/15/2020	1.0
Qwest Corp., 6.750%, 12/01/2021	0.7
Newfield Exploration Co., 5.625%, 07/01/2024	0.7
Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	0.7
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/2022	0.7
ADT Corp. (The), 6.250%, 10/15/2021	0.7
MGM Resorts International, 6.625%, 12/15/2021	0.7
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 03/01/2024	0.7
Choice Hotels International, Inc., 5.750%, 07/01/2022	0.7
KB Home, 7.000%, 12/15/2021	0.7
Total	7.3

*	Excluding money market fund holdings.

5

Invesco Corporate Income Defensive ETF (IHYD) (continued)

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Invesco High Yield Defensive Index	0.89%
iBoxx USD Liquid High Yield Index	1.10
Fund
NAV Return	0.88
Market Price Return	1.04

Fund Inception: July 25, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.23% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

6

IHYV	Manager’s Analysis
Invesco Corporate Income Value ETF (IHYV)

As an index fund, the Invesco Corporate Income Value ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco High Yield Value Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index, which is designed to provide exposure to higher value, U.S. high yield bonds (commonly known as “junk bonds”) and bonds with the lowest credit rating considered investment grade. Higher value bonds are characterized as those with higher yields that may provide greater returns in certain markets. In addition, the Index seeks to incorporate securities with the highest “quality scores” (within the eligible universe of U.S. bonds) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by U.S. companies. To be eligible for inclusion in the Index, bonds must (i) be rated higher than B- and lower than or equal to BBB- (or equivalent) by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) credit rating agencies; (ii) have at least $400 million outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Securities issued in accordance with Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (“Securities Act”), bonds registered with the Securities and Exchange Commission (“SEC”), publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (July 25, 2018) through August 31, 2018, on a market price basis, the Fund returned 0.91%. On a net asset value (“NAV”) basis, the Fund returned 0.75%. During the same time period, the Index returned 0.79%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the iBoxx USD Liquid High Yield Index (the “Benchmark Index”) returned 1.10%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of High Yield fixed-coupon, step-up, sinking funds, medium term notes, callable and puttable bonds.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the oil & gas industry and most underweight in the media industry during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the technology industry as well as fees and operating expenses that the Fund incurred.

For the fiscal period ended August 31, 2018, the retail industry contributed most significantly to the Fund’s return, followed by the electronic and energy equipment industries, respectively. In addition to the technology industry, media and oil & gas industries were among other detracting sectors.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Hertz Corp., 5.50% coupon, due 10/24/2024, a commercial services company (portfolio average weight of 0.47%), and Match Group, Inc., 5.00% coupon, due 12/15/2027, an internet company (portfolio average weight of 0.46%). Positions that detracted most significantly from the Fund’s return during this period included Diebold Nixdorf, Inc., 8.50% coupon, due 04/15/2024, a technology company (no longer held at fiscal period-end), and Ultra Resources, Inc., 6.875% coupon, due 04/15/2022, an oil & gas company (portfolio average weight of 0.36%).

7

Invesco Corporate Income Value ETF (IHYV) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Oil & Gas	11.3
Pipelines	7.6
Commercial Services	6.2
REITs	5.2
Retail	4.9
Media	4.2
Healthcare-Services	3.8
Chemicals	3.4
Electric	3.2
Computers	2.9
Food	2.8
Software	2.5
Real Estate	2.4
Telecommunications	2.3
Diversified Financial Services	1.9
Engineering & Construction	1.9
Internet	1.8
Home Builders	1.8
Auto Parts & Equipment	1.8
Insurance	1.8
Coal	1.5
Iron/Steel	1.5
Electronics	1.4
Lodging	1.4
Gas	1.4
Oil & Gas Services	1.4
Cosmetics/Personal Care	1.4
Machinery-Construction & Mining	1.0
Entertainment	1.0
Healthcare-Products	0.9
Mining	0.9
Building Materials	0.9
Packaging & Containers	0.9
Banks	0.9
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.9
Auto Manufacturers	0.5
Private Equity	0.5
Leisure Time	0.5
Aerospace/Defense	0.5
Machinery-Diversified	0.5
Household Products/Wares	0.5
Toys/Games/Hobbies	0.5
Pharmaceuticals	0.5
Home Furnishings	0.5
Semiconductors	0.5
Housewares	0.5

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018 (continued)
Agriculture	0.5
Advertising	0.4
Money Market Fund Plus Other Assets Less Liabilities	1.6

Credit Quality Rating (S&P) (% of the Fund’s Net Assets) as of August 31, 2018
BBB	21.8
BB	42.1
B	31.0
CCC	1.7
Not Rated	3.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/2023	0.5
RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/2023	0.5
McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.625%, 05/01/2024	0.5
BCD Acquisition, Inc., 9.625%, 09/15/2023	0.5
Dell International LLC/EMC Corp., 6.020%, 06/15/2026	0.5
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 03/01/2024	0.5
R.R. Donnelley & Sons Co., 7.875%, 03/15/2021	0.5
Choice Hotels International, Inc., 5.750%, 07/01/2022	0.5
PBF Holding Co. LLC/PBF Finance Corp., 7.250%, 06/15/2025	0.5
NRG Energy, Inc., 6.625%, 01/15/2027	0.5
Total	5.0

*	Excluding money market fund holdings.

8

Invesco Corporate Income Value ETF (IHYV) (continued)

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Invesco High Yield Value Index	0.79%
iBoxx USD Liquid High Yield Index	1.10
Fund
NAV Return	0.75
Market Price Return	0.91

Fund Inception: July 25, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.23% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.
Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

9

IEMD	Manager’s Analysis
Invesco Emerging Markets Debt Defensive ETF (IEMD)

As an index fund, the Invesco Emerging Markets Debt Defensive ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Emerging Markets Debt Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index, which is designed to provide exposure to emerging markets debt securities having the highest “quality scores” (within the eligible universe of emerging market debt securities) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by sovereign governments, and agencies thereof, of countries that the Index Provider considers to be “emerging market countries.” To be eligible for inclusion in the Index, bonds must (i) be rated higher than B- (or equivalent) by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) credit rating agencies; (ii) have at least $500 million outstanding, with only the largest five bonds from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Securities issued in accordance with Rule 144A (“Rule 144A securities”) or Regulation S (“Reg S securities”) under the Securities Act of 1933, as amended (“Securities Act”), and bonds registered with the Securities and Exchange Commission (“SEC”) are all eligible for inclusion in the Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (July 25, 2018) through August 31, 2018, on a market price basis, the Fund returned (0.06)%. On a net asset value (“NAV”) basis, the Fund returned (0.06)%. During the same time period, the Index returned (0.06)%. During the fiscal period, the Fund’s performance, on a NAV basis, matched the return of the Index primarily due to a positive impact of the Fund’s sampling methodology offset by fees and operating expenses incurred by the Fund during the period.

During this same time period, the JP Morgan Emerging Market Bond Global Index (the “Benchmark Index”) returned (1.76)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 670 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the U.S. dollar-denominated bond market in emerging market countries.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the country of China and most underweight in the country of Argentina during the fiscal period ended August 31, 2018. The majority of the Fund’s overperformance relative to the Benchmark Index during that period can be attributed to the over allocation to the country of China and the under allocation to the country of Argentina.

For the fiscal period ended August 31, 2018, the country of Argentina contributed most significantly to the Fund’s return, followed by the country of Turkey and the country of Ecuador, respectively. The country of Russia detracted most significantly from the Fund’s return, followed by the country of Peru and the country of Philippines, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Asian Development Bank, 2.00% coupon, due 02/16/2022, a financials company (portfolio average weight of 1.27%) and Asian Development Bank, 2.25% coupon, due 01/20/2021, a financials company (portfolio average weight of 1.29%). Positions that detracted most significantly from the Fund’s return during this period included Hazine Mustesarligi Varlik Kiralama, 4.251% coupon, due 06/08/2021, a REIT company (portfolio average weight of 1.50%) and Federative Republic of Brazil, 4.875% coupon, due 01/22/2021, a sovereign bond (no longer held at fiscal period-end).

10

Invesco Emerging Markets Debt Defensive ETF (IEMD) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Sovereign	40.6
Oil & Gas	18.3
Banks	16.2
Multi-National	6.4
Investment Companies	6.0
Electric	4.8
Mining	3.4
Chemicals	0.8
Diversified Financial Services	0.8
Holding Companies-Diversified	0.7
Other Assets Less Liabilities	2.0

Credit Quality Rating (S&P) (% of the Fund’s Net Assets) as of August 31, 2018
AAA	5.6
AA	8.7
A	26.6
BBB	37.0
BB	4.0
Not Rated	16.1

Top Ten Fund Holdings (% of the Fund’s Net Assets ) as of August 31, 2018
Security
Hungary Government International Bond, 6.375%, 03/29/2021	2.7
Petroleos Mexicanos, 5.500%, 01/21/2021	2.6
Indonesia Government International Bond, 4.875%, 05/05/2021	2.6
Indonesia Government International Bond, 4.875%, 05/05/2021	2.6
Brazilian Government International Bond, 4.875%, 01/22/2021	2.6
Colombia Government International Bond, 4.375%, 07/12/2021	2.5
Russian Foreign Bond—Eurobond, 4.500%, 04/04/2022	2.4
Russian Foreign Bond—Eurobond, 4.500%, 04/04/2022	2.4
Philippine Government International Bond, 4.000%, 01/15/2021	2.4
Wakala Global Sukuk Bhd, 4.646%, 07/06/2021	1.9
Total	24.7

11

Invesco Emerging Markets Debt Defensive ETF (IEMD) (continued)

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Invesco Emerging Markets Debt Defensive Index	(0.06)%
JP Morgan Emerging Market Bond Global Index	(1.76)
Fund
NAV Return	(0.06)
Market Price Return	(0.06)

Fund Inception: July 25, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.29% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

12

IEMV	Manager’s Analysis
Invesco Emerging Markets Debt Value ETF (IEMV)

As an index fund, the Invesco Emerging Markets Debt Value ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Emerging Markets Debt Value Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index, which is designed to provide exposure to higher value, emerging markets debt securities. Higher value bonds are characterized as those with higher yields that may provide greater returns in certain markets. In addition, the Index seeks to incorporate securities with the highest “quality scores” (within the eligible universe of emerging market debt securities) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by sovereign governments, and agencies thereof, of countries that the Index Provider considers to be “emerging market countries.” To be eligible for inclusion in the Index, bonds must (i) be rated higher than B- (or equivalent) by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) credit rating agencies; (ii) have at least $500 million outstanding, with only the largest five bonds from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Securities issued in accordance with Rule 144A (“Rule 144A securities”) or Regulation S (“Reg S securities”) under the Securities Act of 1933, as amended (“Securities Act”), and bonds registered with the Securities and Exchange Commission (“SEC”) are all eligible for inclusion in the Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (July 25, 2018) through August 31, 2018, on a market price basis, the Fund returned (1.75)%. On a net asset value (“NAV”) basis, the Fund returned (1.68)%. During the same time period, the Index returned (1.90)%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to a positive impact as a result of the Fund’s sampling methodology, partially offset by fees and operating expenses incurred by the Fund during the period.

During this same time period, the JP Morgan Emerging Market Bond Global Index (the “Benchmark Index”) returned (1.76)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 670 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the U.S. dollar-denominated bond market in emerging market countries.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the country of Indonesia and most underweight in the country of India during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to over allocation to the country of Turkey and under allocation to the country of Malaysia.

For the fiscal period ended August 31, 2018, the country of Argentina contributed most significantly to the Fund’s return, followed by the country of Ecuador and the country of Venezuela, respectively. The country of Turkey detracted most significantly from the Fund’s return, followed by the country of Brazil and the country of Russia, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Republic of Poland, 3.25% coupon, due 04/06/2026, a sovereign bond (portfolio average weight of 1.59%) and PT Saka Energi Indonesia, 4.45% coupon, due 05/05/24, an energy company (no longer held at fiscal period-end). Positions that detracted most significantly from the Fund’s return during this period included Republic of Turkey, 6.00% coupon, due 03/25/2027, a sovereign bond (portfolio average weight of 1.44%) and Republic of Turkey, 7.375% coupon, due 02/05/2025, a sovereign bond (portfolio average weight of 1.30%).

13

Invesco Emerging Markets Debt Value ETF (IEMV) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Sovereign	34.1
Oil & Gas	18.7
Banks	15.1
Electric	8.6
Multi-National	5.4
Investment Companies	3.9
Transportation	3.2
Mining	2.1
Gas	1.6
Chemicals	1.4
Telecommunications	0.6
Leisure Time	0.6
Food	0.6
Oil & Gas Services	0.6
Diversified Financial Services	0.5
Engineering & Construction	0.5
Real Estate	0.5
Holding Companies-Diversified	0.5
Money Market Fund Plus Other Assets Less Liabilities	1.5

Credit Quality Rating (S&P) (% of the Fund’s Net Assets) as of August 31, 2018
AAA	4.9
AA	4.8
A	14.1
BBB	38.8
BB	10.7
B	1.6
CCC	1.6
Not Rated	22.4

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Russian Foreign Bond—Eurobond, 12.750%, 06/24/2028	2.1
Abu Dhabi Government International Bond, 3.125%, 10/11/2027	1.8
Asian Development Bank, GMTN, 2.750%, 03/17/2023	1.8
Brazilian Government International Bond, 4.250%, 01/07/2025	1.8
Mexico Government International Bond, 4.150%, 03/28/2027	1.8
Colombia Government International Bond, 3.875%, 04/25/2027	1.7
Brazilian Government International Bond, 4.625%, 01/13/2028	1.6
Chile Government International Bond, 3.240%, 02/06/2028	1.6
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021	1.6
Republic of Poland Government International Bond, 3.250%, 04/06/2026	1.6
Total	17.4

*	Excluding money market fund holdings.

14

Invesco Emerging Markets Debt Value ETF (IEMV) (continued)

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Invesco Emerging Markets Debt Value Index	(1.90)%
JP Morgan Emerging Market Bond Global Index	(1.76)
Fund
NAV Return	(1.68)
Market Price Return	(1.75)

Fund Inception: July 25, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.29% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

15

IIGD	Manager’s Analysis
Invesco Investment Grade Defensive ETF (IIGD)

As an index fund, the Invesco Investment Grade Defensive ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index, which is designed to provide exposure to U.S. investment grade bonds having the highest “quality scores” (within the eligible universe of U.S. investment grade bonds) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the Index, the Index Provider begins with an investment universe of all U.S. dollar denominated bonds issued by U.S. companies. To be eligible for inclusion in the Index, bonds must (i) be rated higher than BBB- (or equivalent) by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) credit rating agencies; (ii) have at least $600 million outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Securities issued in accordance with Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (“Securities Act”), bonds registered with the Securities and Exchange Commission (“SEC”), publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (July 25, 2018) through August 31, 2018, on a market price basis, the Fund returned 0.83%. On a net asset value (“NAV”) basis, the Fund returned 0.71%. During the same time period, the Index returned 0.70%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to a positive impact as the result of the Fund’s sampling methodology, partially offset by fees and operating expenses incurred by the Fund during the period.

During this same time period, the iBoxx USD Liquid Investment Grade Index (the “Benchmark Index”) returned 0.57%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the broad-based U.S. corporate bond market.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the capital goods industry and most underweight in the banking industry during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the capital goods and insurance industries.

For the fiscal period ended August 31, 2018, the banking industry contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector and capital goods industry, respectively. No sectors or industries detracted from the Fund’s performance during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Ventas Realty, L.P., a real estate company (no longer held at fiscal period-end), and Burlington North Santa Fe LLC, a transportation company (portfolio average weight of 1.66%). Positions that detracted most significantly from the Fund’s return during this period included PSEG Power, LLC, a utilities company (no longer held at fiscal period-end), and Southern California Edison, Co., an electric company (portfolio average weight of 0.50%).

16

Invesco Investment Grade Defensive ETF (IIGD) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	14.2
Insurance	8.6
Diversified Financial Services	6.3
Electric	4.7
Food	3.5
Commercial Services	3.2
Transportation	3.2
Miscellaneous Manufacturing	3.2
Oil & Gas Services	3.2
Oil & Gas	3.2
Software	3.2
Aerospace/Defense	3.1
Computers	3.1
Retail	3.1
Pharmaceuticals	3.0
Healthcare-Services	1.7
REITs	1.7
Media	1.6
Iron/Steel	1.6
Leisure Time	1.6
Household Products/Wares	1.6
Gas	1.6
Semiconductors	1.6
Auto Manufacturers	1.6
Telecommunications	1.6
Machinery-Diversified	1.6
Agriculture	1.6
Trucking & Leasing	1.5
Cosmetics/Personal Care	1.5
Metal Fabricate/Hardware	1.5
Beverages	1.5
Machinery-Construction & Mining	1.5
Electronics	1.5
Internet	1.5
Money Market Fund Plus Other Assets Less Liabilities	1.3

Credit Quality Rating (S&P) (% of the Fund’s Net Assets) as of August 31, 2018
AAA	1.5
AA	28.8
A	52.3
BBB	16.1
Not Rated	2.4

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Metropolitan Life Global Funding I, MTN, 2.500%, 12/03/2020	2.4
Kroger Co. (The), 3.300%, 01/15/2021	1.9
Coventry Health Care, Inc., 5.450%, 06/15/2021	1.7
General Electric Co., GMTN, 4.650%, 10/17/2021	1.7
ERP Operating LP, 4.625%, 12/15/2021	1.6
Ecolab, Inc., 4.350%, 12/08/2021	1.6
NBCUniversal Media LLC, 4.375%, 04/01/2021	1.6
Burlington Northern Santa Fe LLC, 3.850%, 09/01/2023	1.6
Nucor Corp., 4.125%, 09/15/2022	1.6
Carnival Corp., 3.950%, 10/15/2020	1.6
Total	17.3

*	Excluding money market fund holdings.

17

Invesco Investment Grade Defensive ETF (IIGD) (continued)

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Invesco Investment Grade Defensive Index	0.70%
iBoxx USD Liquid Investment Grade Index	0.57
Fund
NAV Return	0.71
Market Price Return	0.83

Fund Inception: July 25, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.13% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

18

IIGV	Manager’s Analysis
Invesco Investment Grade Value ETF (IIGV)

As an index fund, the Invesco Investment Grade Value ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Investment Grade Value Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index, which is designed to provide exposure to higher value, U.S. investment grade bonds. Higher value bonds are characterized as those with higher yields that may provide greater returns in certain markets. In addition, the Index seeks to incorporate securities with the highest “quality scores” (within the eligible universe of U.S. investment grade bonds) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the Index, the Index Provider begins with an investment universe of all U.S. dollar denominated bonds issued by U.S. companies. To be eligible for inclusion in the Index, bonds must (i) be rated higher than BBB- (or equivalent) by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) credit rating agencies; (ii) have at least $600 million outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Securities issued in accordance with Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (“Securities Act”), bonds registered with the Securities and Exchange Commission (“SEC”), publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (July 25, 2018) through August 31, 2018, on a market price basis, the Fund returned 0.78%. On a net asset value (“NAV”) basis, the Fund returned 0.82%. During the same time period, the Index returned 0.87%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the iBoxx USD Liquid Investment Grade Index (the “Benchmark Index”) returned 0.57%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the broad-based U.S. corporate bond market.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the insurance industry and most underweight in the banking industry during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the insurance industry as well as overweight basic industry.

For the fiscal period ended August 31, 2018, the information technology sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector and insurance industry, respectively. No sectors or industries detracted from the Fund’s performance during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Pacific Gas & Electric, Co., an electric company (portfolio average weight of 1.19%), and PPG Industries, Inc., a chemicals company (portfolio average weight of 1.60%). Positions that detracted most significantly from the Fund’s return during this period included Ford Motor Co., an auto manufacturers company (portfolio average weight of 1.55%), and Brighthouse Financial, Inc., an insurance company (portfolio average weight of 1.44%).

19

Invesco Investment Grade Value ETF (IIGV) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Insurance	7.6
Banks	6.4
Auto Manufacturers	6.4
Miscellaneous Manufacturing	6.1
Electric	6.1
Oil & Gas Services	4.7
Chemicals	4.7
Commercial Services	4.7
Semiconductors	4.6
Diversified Financial Services	4.6
Retail	4.6
Healthcare-Services	4.5
Pharmaceuticals	4.5
Pipelines	3.3
Healthcare-Products	3.2
Biotechnology	3.2
REITs	3.1
Media	3.1
Real Estate	1.6
Food	1.6
Software	1.6
Investment Companies	1.5
Aerospace/Defense	1.5
Oil & Gas	1.5
Forest Products & Paper	1.5
Internet	1.4
Money Market Fund Plus Other Assets Less Liabilities	2.4

Credit Quality Rating (S&P) (% of the Fund’s Net Assets) as of August 31, 2018
AAA	1.6
AA	6.1
A	38.5
BBB	49.9
Not Rated	3.1

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Ford Motor Credit Co. LLC, 5.875%, 08/02/2021	3.3
Goldman Sachs Group, Inc. (The), 5.750%, 01/24/2022	1.7
Magellan Midstream Partners LP, 5.000%, 03/01/2026	1.7
CBRE Services, Inc., 4.875%, 03/01/2026	1.7
Five Corners Funding Trust, 4.419%, 11/15/2023	1.6
General Motors Co., 4.875%, 10/02/2023	1.6
Edwards Lifesciences Corp., 4.300%, 06/15/2028	1.6
Biogen, Inc., 4.050%, 09/15/2025	1.6
Enbridge Energy Partners LP, 4.200%, 09/15/2021	1.6
Schlumberger Holdings Corp., 4.000%, 12/21/2025	1.6
Total	18.0

*	Excluding money market fund holdings.

20

Invesco Investment Grade Value ETF (IIGV) (continued)

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Invesco Investment Grade Value Index	0.87%
iBoxx USD Liquid Investment Grade Index	0.57
Fund
NAV Return	0.82
Market Price Return	0.78

Fund Inception: July 25, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.13% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

21

IMFC	Manager’s Analysis
Invesco Multi-Factor Core Fixed Income ETF (IMFC)

As an index fund, the Invesco Multi-Factor Core Fixed Income ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Multi-Factor Core Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index, which is designed to provide multi-factor exposure to fixed income securities.

The Index is an index of indexes, comprised of component securities of the following indexes (each, a “Sub-Index”), with corresponding fixed, target weightings in the Index: (i) Invesco U.S. Fixed Rate 30-Year MBS Index (40% weight); (ii) Invesco Investment Grade Defensive Index (25% weight); (iii) Invesco U.S. Treasury 1-3 Years Index (20% weight); (iv) Invesco U.S. Treasury 10-30 Years Index (10% weight); and (v) Invesco Investment Grade Value Index (5% weight). The Index will typically include between 400-1,000 securities. The securities in the Index are weighted in accordance with the methodology of each Sub-Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (July 25, 2018) through August 31, 2018, on a market price basis, the Fund returned 0.74%. On a net asset value (“NAV”) basis, the Fund returned 0.62%. During the same time period, the Index returned 0.61%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to a positive impact as a result of the Fund’s sampling methodology, partially offset by fees and operating expenses incurred by the Fund during the period.

During this same time period, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark Index”) returned 0.62%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 10,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the investment grade, US dollar-denominated, fixed-rate taxable bond market.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in securitized products and most underweight in U.S. Treasuries during the fiscal period ended August 31, 2018. The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

For the fiscal period ended August 31, 2018, securitized products contributed most significantly to the Fund’s return, followed by the industrial and financial institutions sectors, respectively. U.S. Treasuries, government-related securities and bond issuers within the utilities sector detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included a Freddie Mac Gold 30yr Giant, 3.50% coupon, due 04/01/2047, a mortgage-backed securities pass-through (portfolio average weight of 1.22%), and a Freddie Mac Gold 30yr Giant, 3.50% coupon, due 09/01/2047, a mortgage-backed securities pass-through (portfolio average weight of 1.11%). Positions that detracted most significantly from the Fund’s return during this period included Metropolitan Life Global Funding I, 2.50% coupon, due 12/03/2020, a life insurance company (portfolio average weight of 0.69%), and Freddie Mac Gold 30yr Giant, 5.00% coupon, due 08/08/2044, a mortgage-backed securities pass-through (portfolio average weight of 0.35%).

22

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Collateralized Mortgage Obligations	39.9
Sovereign	29.9
Banks	4.0
Insurance	2.9
Diversified Financial Services	1.9
Electric	1.5
Retail	1.4
Oil & Gas	1.2
Computers	1.2
Pharmaceuticals	0.9
Transportation	0.8
Commercial Services	0.8
Oil & Gas Services	0.8
Food	0.8
Media	0.8
Healthcare-Products	0.8
Semiconductors	0.8
Software	0.8
Electronics	0.6
Aerospace/Defense	0.5
Pipelines	0.5
Healthcare-Services	0.4
REITs	0.4
Iron/Steel	0.4
Leisure Time	0.4
Gas	0.4
Auto Manufacturers	0.4
Machinery-Diversified	0.4
Agriculture	0.4
Hand/Machine Tools	0.4
Trucking & Leasing	0.4
Cosmetics/Personal Care	0.4
Metal Fabricate/Hardware	0.4
Beverages	0.4
Machinery-Construction & Mining	0.4
Miscellaneous Manufacturing	0.4
Forest Products & Paper	0.4
Internet	0.3
Money Market Fund Plus Other Assets Less Liabilities	0.5

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Federal Home Loan Mortgage Corp. (FHLMC), 4.500%, 06/01/2048	1.4
Federal National Mortgage Association (FNMA), 4.500%, 07/01/2048	1.2
Federal Home Loan Mortgage Corp. (FHLMC), 3.500%, 04/01/2047	1.2
Federal National Mortgage Association (FNMA), 4.000%, 07/01/2048	1.2
Federal National Mortgage Association (FNMA), 4.500%, 02/01/2048	1.2
Federal National Mortgage Association (FNMA), 4.000%, 01/01/2048	1.2
Federal National Mortgage Association (FNMA), 3.500%, 10/01/2046	1.2
Federal National Mortgage Association (FNMA), 4.000%, 11/01/2047	1.2
Federal National Mortgage Association (FNMA), 3.500%, 11/01/2046	1.1
Federal National Mortgage Association (FNMA), 3.500%, 11/01/2047	1.1
Total	12.0

*	Excluding money market fund holdings.

23

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Invesco Multi-Factor Core Index	0.61%
Bloomberg Barclays U.S. Aggregate Bond Index	0.62
Fund
NAV Return	0.62
Market Price Return	0.74

Fund Inception: July 25, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.12% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

24

IMFP	Manager’s Analysis
Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

As an index fund, the Invesco Multi-Factor Core Plus Fixed Income ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Multi-Factor Core Plus Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index, which is designed to provide multi-factor exposure to fixed income securities.

The Index is an index of indexes, comprised of component securities of the following indexes (each, a “Sub-Index”), with corresponding fixed, target weightings in the Index: (i) Invesco High Yield Defensive Index (30% weight); (ii) Invesco Investment Grade Defensive Index (20% weight); (iii) Invesco U.S. Fixed Rate 30-Year MBS Index (20% weight); (iv) Invesco Investment Grade Value Index (10% weight); (v) Invesco U.S. Treasury 10-30 Years Index (10% weight); (vi) Invesco Emerging Markets Debt Defensive Index (5% weight); and (vii) Invesco Emerging Markets Debt Value Index (5% weight). The Index will typically include between 500-1,000 securities. The securities in the Index are weighted in accordance with the methodology of each Sub-Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (July 25, 2018) through August 31, 2018, on a market price basis, the Fund returned 0.53%. On a net asset value (“NAV”) basis, the Fund returned 0.53%. During the same time period, the Index returned 0.63%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred in addition to a negative impact as a result of the Fund’s sampling methodology, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark Index”) returned 0.62%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 10,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the investment grade, US dollar-denominated, fixed-rate taxable bond market.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the industrials sector and most underweight in U.S. Treasuries during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in government-related securities as well as fees and operating expenses that the Fund incurred.

For the fiscal period ended August 31, 2018, the industrials sector contributed most significantly to the Fund’s return. Government-related securities and U.S. Treasuries detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Marble II PTE, Ltd., 5.30% coupon, due 06/20/2022, a software company (portfolio average weight of 0.39%), and US Treasury Bond, 4.75% coupon, due 02/15/2041 (portfolio average weight of 0.52%). Positions that detracted most significantly from the Fund’s return during this period included Turkiye Halk Bankasi AS, 5.00% coupon, due 07/13/2021, a bank company (portfolio average weight of 0.24%), and Turkiye Vakiflar Bankasi T.A.O, 6.00% coupon, due 11/01/2022, a bank company (portfolio average weight of 0.24%).

25

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Collateralized Mortgage Obligations	20.0
Sovereign	13.5
Banks	5.7
Oil & Gas	5.5
Pipelines	4.1
Electric	4.0
Diversified Financial Services	3.3
Insurance	3.0
REITs	2.6
Retail	2.5
Media	2.4
Healthcare-Services	1.8
Chemicals	1.7
Pharmaceuticals	1.6
Software	1.6
Commercial Services	1.5
Computers	1.5
Miscellaneous Manufacturing	1.4
Food	1.3
Telecommunications	1.2
Oil & Gas Services	1.1
Semiconductors	1.1
Transportation	1.0
Aerospace/Defense	1.0
Internet	0.9
Packaging & Containers	0.8
Cosmetics/Personal Care	0.8
Healthcare-Products	0.7
Electronics	0.7
Lodging	0.6
Home Builders	0.6
Leisure Time	0.6
Investment Companies	0.6
Agriculture	0.5
Multi-National	0.5
Forest Products & Paper	0.4
Iron/Steel	0.4
Auto Manufacturers	0.4
Gas	0.4
Machinery-Construction & Mining	0.4
Airlines	0.4
Machinery-Diversified	0.4
Office/Business Equipment	0.4
Entertainment	0.3
Auto Parts & Equipment	0.3
Trucking & Leasing	0.3

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018 (continued)
Real Estate	0.2
Housewares	0.2
Private Equity	0.2
Biotechnology	0.2
Electrical Components & Equipment	0.2
Apparel	0.2
Holding Companies-Diversified	0.2
Building Materials	0.2
Environmental Control	0.2
Textiles	0.2
Household Products/Wares	0.2
Hand/Machine Tools	0.2
Metal Fabricate/Hardware	0.2
Beverages	0.2
Mining	0.2
Advertising	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Federal National Mortgage Association (FNMA), 4.500%, 02/01/2048	1.2
Federal Home Loan Mortgage Corp. (FHLMC), 4.500%, 06/01/2048	0.8
Federal National Mortgage Association (FNMA), 4.000%, 07/01/2048	0.8
Federal National Mortgage Association (FNMA), 4.000%, 06/01/2048	0.8
Federal National Mortgage Association (FNMA), 3.500%, 02/01/2048	0.8
Federal National Mortgage Association (FNMA), 3.500%, 11/01/2047	0.7
Federal Home Loan Mortgage Corp. (FHLMC), 4.000%, 10/01/2047	0.7
Federal National Mortgage Association (FNMA), 3.000%, 04/01/2047	0.7
Federal National Mortgage Association (FNMA), 3.000%, 10/01/2046	0.7
Federal National Mortgage Association (FNMA), 3.000%, 02/01/2047	0.7
Total	7.9

*	Excluding money market fund holdings.

26

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Invesco Multi-Factor Core Plus Index	0.63%
Bloomberg Barclays U.S. Aggregate Bond Index	0.62
Fund
NAV Return	0.53
Market Price Return	0.53

Fund Inception: July 25, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.16% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

27

Schedule of Investments

Invesco Corporate Income Defensive ETF (IHYD)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.7%
	Aerospace/Defense—0.7%
$80,000	Arconic, Inc.	5.400%	04/15/2021	$82,433

	Airlines—1.3%
80,000	Delta Air Lines, Inc.	3.625	03/15/2022	79,375
80,000	United Continental Holdings, Inc.	4.250	10/01/2022	78,700

				158,075

	Apparel—0.6%
80,000	William Carter Co. (The)	5.250	08/15/2021	81,250

	Auto Parts & Equipment—0.6%
80,000	ZF North America Capital, Inc. (Germany)(a)	4.750	04/29/2025	80,827

	Banks—1.3%
80,000	CIT Group, Inc.	5.000	08/15/2022	81,800
80,000	First Horizon National Corp.	3.500	12/15/2020	80,241

				162,041

	Building Materials—0.6%
80,000	Owens Corning	4.200	12/15/2022	80,943

	Chemicals—3.8%
80,000	Ashland LLC	4.750	08/15/2022	81,016
65,000	Blue Cube Spinco LLC	9.750	10/15/2023	74,019
80,000	Celanese US Holdings LLC	4.625	11/15/2022	82,278
80,000	Huntsman International LLC	5.125	11/15/2022	82,800
80,000	Mosaic Co. (The)	4.250	11/15/2023	81,229
80,000	WR Grace & Co.(a)	5.125	10/01/2021	82,400

				483,742

	Commercial Services—3.8%
80,000	ADT Corp. (The)	6.250	10/15/2021	84,800
80,000	Chicago Parking Meters LLC(a)	5.489	12/30/2020	79,483
80,000	Hertz Corp. (The)(a)	7.625	06/01/2022	79,600
80,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	80,300
80,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	80,000
80,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	77,884

				482,067

	Computers—2.5%
80,000	Dell, Inc.	4.625	04/01/2021	81,600
80,000	EMC Corp.	3.375	06/01/2023	75,598
80,000	Leidos Holdings, Inc.	4.450	12/01/2020	81,624
80,000	Seagate HDD Cayman	4.750	01/01/2025	76,785

				315,607

	Cosmetics/Personal Care—1.9%
80,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	81,700
80,000	Edgewell Personal Care Co.	4.700	05/19/2021	81,000
80,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	79,400

				242,100

	Diversified Financial Services—4.5%
80,000	Aircastle Ltd.	5.500	02/15/2022	84,011
80,000	BGC Partners, Inc.(a)	5.375	07/24/2023	80,332
80,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500	04/15/2021	82,800
80,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	83,264
80,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	03/15/2022	80,500
80,000	Navient Corp.	6.500	06/15/2022	82,824
80,000	Synchrony Financial	4.250	08/15/2024	77,712

				571,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Corporate Income Defensive ETF (IHYD) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric—5.1%
$80,000	AES Corp. (The)	4.875%	05/15/2023	$81,400
70,000	DPL, Inc.	7.250	10/15/2021	76,037
80,000	Duquesne Light Holdings, Inc.(a)	6.400	09/15/2020	84,193
80,000	Exelon Corp.	3.497	06/01/2022	79,124
80,000	FirstEnergy Transmission LLC(a)	4.350	01/15/2025	81,585
80,000	IPALCO Enterprises, Inc.	3.450	07/15/2020	79,828
74,349	Midland Cogeneration Venture LP(a)	6.000	03/15/2025	73,904
80,000	Vistra Energy Corp.	7.375	11/01/2022	83,500

				639,571

	Electrical Components & Equipment—0.6%
80,000	WESCO Distribution, Inc.	5.375	12/15/2021	81,300

	Electronics—1.3%
80,000	Arrow Electronics, Inc.	3.250	09/08/2024	75,640
80,000	Jabil, Inc.	4.700	09/15/2022	82,144

				157,784

	Entertainment—1.3%
80,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	82,200
80,000	GLP Capital LP/GLP Financing II, Inc.	4.375	04/15/2021	81,400

				163,600

	Environmental Control—0.6%
80,000	Clean Harbors, Inc.	5.125	06/01/2021	80,400

	Food—1.3%
80,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	79,400
80,000	Darling Ingredients, Inc.	5.375	01/15/2022	81,100

				160,500

	Gas—0.6%
80,000	Southern Star Central Corp.(a)	5.125	07/15/2022	80,200

	Healthcare-Products—0.7%
80,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	82,800

	Healthcare-Services—4.5%
80,000	Centene Corp.	5.625	02/15/2021	81,800
80,000	HCA Healthcare, Inc.	6.250	02/15/2021	83,800
80,000	LifePoint Health, Inc.	5.500	12/01/2021	81,600
80,000	Magellan Health, Inc.	4.400	09/22/2024	78,403
80,000	MEDNAX, Inc.(a)	5.250	12/01/2023	80,000
80,000	Tenet Healthcare Corp.	6.000	10/01/2020	83,400
80,000	Universal Health Services, Inc.(a)	4.750	08/01/2022	80,800

				569,803

	Home Builders—2.0%
80,000	KB Home	7.000	12/15/2021	84,600
80,000	PulteGroup, Inc.	4.250	03/01/2021	80,624
80,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	80,200

				245,424

	Housewares—0.7%
80,000	Tupperware Brands Corp.	4.750	06/01/2021	81,997

	Insurance—1.9%
80,000	Brown & Brown, Inc.	4.200	09/15/2024	80,174
80,000	Kemper Corp.	4.350	02/15/2025	79,211
80,000	MGIC Investment Corp.	5.750	08/15/2023	84,072

				243,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Corporate Income Defensive ETF (IHYD) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Internet—1.3%
$80,000	Symantec Corp.(a)	5.000%	04/15/2025	$79,542
80,000	VeriSign, Inc.	4.625	05/01/2023	81,536

				161,078

	Iron/Steel—0.6%
80,000	Steel Dynamics, Inc.	5.125	10/01/2021	81,220

	Leisure Time—1.3%
80,000	NCL Corp. Ltd.(a)	4.750	12/15/2021	80,700
80,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	81,000

				161,700

	Lodging—2.0%
80,000	Choice Hotels International, Inc.	5.750	07/01/2022	84,600
80,000	MGM Resorts International	6.625	12/15/2021	84,800
80,000	Wyndham Destinations, Inc.	4.250	03/01/2022	77,395

				246,795

	Media—5.1%
80,000	Cable One, Inc.(a)	5.750	06/15/2022	81,600
80,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	81,700
80,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	81,813
80,000	DISH DBS Corp.	6.750	06/01/2021	81,400
80,000	Sinclair Television Group, Inc.	5.375	04/01/2021	80,500
80,000	TEGNA, Inc.	6.375	10/15/2023	83,200
80,000	Time Warner Cable LLC	4.000	09/01/2021	80,690
65,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	75,694

				646,597

	Mining—0.6%
80,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	77,400

	Miscellaneous Manufacturing—1.3%
80,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	80,500
80,000	Trinity Industries, Inc.	4.550	10/01/2024	77,684

				158,184

	Office/Business Equipment—1.2%
80,000	Pitney Bowes, Inc.	3.625	10/01/2021	76,250
80,000	Xerox Corp.	3.625	03/15/2023	75,716

				151,966

	Oil & Gas—7.2%
80,000	Andeavor	4.750	12/15/2023	83,526
80,000	Antero Resources Corp.	5.375	11/01/2021	81,600
80,000	Antero Resources Corp.	5.125	12/01/2022	81,200
80,000	Cimarex Energy Co.	4.375	06/01/2024	81,173
80,000	Continental Resources, Inc.	4.500	04/15/2023	81,929
80,000	Energen Corp.	4.625	09/01/2021	81,200
80,000	Murphy Oil Corp.	4.450	12/01/2022	80,050
80,000	Murphy Oil USA, Inc.	6.000	08/15/2023	82,500
80,000	Newfield Exploration Co.	5.625	07/01/2024	85,700
80,000	QEP Resources, Inc.	5.250	05/01/2023	78,400
80,000	WPX Energy, Inc.	6.000	01/15/2022	83,000

				900,278

	Oil & Gas Services—0.6%
80,000	Oceaneering International, Inc.	4.650	11/15/2024	76,218

	Packaging & Containers—1.9%
80,000	Graphic Packaging International LLC	4.750	04/15/2021	81,249
77,529	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu	5.750	10/15/2020	77,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Corporate Income Defensive ETF (IHYD) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Packaging & Containers (continued)
$80,000	Sealed Air Corp.(a)	6.500%	12/01/2020	$84,600

				243,571

	Pharmaceuticals—0.6%
80,000	Perrigo Finance Unlimited Co.	3.900	12/15/2024	78,338

	Pipelines—12.2%
80,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	82,000
80,000	Boardwalk Pipelines LP	4.950	12/15/2024	81,823
80,000	Buckeye Partners LP	4.875	02/01/2021	81,566
80,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	81,400
70,000	Energy Transfer Equity LP	7.500	10/15/2020	75,512
80,000	Energy Transfer Partners LP	4.150	10/01/2020	81,103
80,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	84,967
80,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	81,577
85,000	EnLink Midstream Partners LP	4.150	06/01/2025	80,153
80,000	Equities Midstream Partners LP, Series 5Y	4.750	07/15/2023	81,251
80,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	80,947
80,000	Kinder Morgan Energy Partners LP	4.300	05/01/2024	81,117
80,000	Kinder Morgan, Inc.	4.300	06/01/2025	80,895
80,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	80,900
80,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	77,065
80,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	81,080
71,515	Ruby Pipeline LLC(a)	6.000	04/01/2022	74,696
80,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	85,434
80,000	Western Gas Partners LP	4.000	07/01/2022	79,720

				1,533,206

	Private Equity—0.6%
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	81,663

	REITs—6.4%
80,000	Brixmor Operating Partnership LP	3.850	02/01/2025	77,880
80,000	Crown Castle International Corp.	5.250	01/15/2023	84,253
80,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	81,200
80,000	iStar, Inc.	4.625	09/15/2020	79,800
80,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	84,744
80,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	80,104
80,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	81,600
80,000	Select Income REIT	4.500	02/01/2025	77,836
80,000	Starwood Property Trust, Inc.	5.000	12/15/2021	80,800
80,000	Washington Prime Group LP	5.950	08/15/2024	77,687

				805,904

	Retail—5.1%
80,000	Autonation, Inc.	4.500	10/01/2025	80,270
80,000	GameStop Corp.(a)	6.750	03/15/2021	80,800
80,000	Gap, Inc. (The)	5.950	04/12/2021	83,735
80,000	Group 1 Automotive, Inc.	5.000	06/01/2022	79,600
80,000	L Brands, Inc.	5.625	02/15/2022	81,300
80,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	80,400
80,000	QVC, Inc.	4.375	03/15/2023	79,204
80,000	Signet UK Finance PLC	4.700	06/15/2024	75,241

				640,550

	Semiconductors—0.6%
80,000	Microchip Technology, Inc.(a)	3.922	06/01/2021	79,999

	Software—2.9%
80,000	Infor US, Inc.(a)	5.750	08/15/2020	81,300
80,000	IQVIA, Inc.(a)	4.875	05/15/2023	80,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Corporate Income Defensive ETF (IHYD) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Software (continued)
$80,000	Marble II Pte Ltd. (Singapore)(a)	5.300%	06/20/2022	$78,421
120,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	120,075

				360,396

	Telecommunications—3.3%
80,000	Anixter, Inc.	5.125	10/01/2021	82,600
80,000	CenturyLink, Inc., Series T	5.800	03/15/2022	82,176
80,000	Level 3 Financing, Inc.	5.375	08/15/2022	81,000
80,000	Motorola Solutions, Inc.	3.750	05/15/2022	79,948
80,000	Qwest Corp.	6.750	12/01/2021	85,904

				411,628

	Transportation—0.7%
80,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	82,938

	Total Corporate Bonds (Cost $12,259,441)			12,306,993

Number of Shares
	Money Market Fund—1.2%
145,941	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $145,941)			145,941

	Total Investments in Securities (Cost $12,405,382)—98.9%			12,452,934
	Other assets less liabilities—1.1%			134,902

	Net Assets—100.0%			$12,587,836

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $3,017,779, which represented 23.97% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Schedule of Investments

Invesco Corporate Income Value ETF (IHYV)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.4%
	Advertising—0.4%
$60,000	MDC Partners, Inc.(a)	6.500%	05/01/2024	$54,075

	Aerospace/Defense—0.5%
60,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	60,436

	Agriculture—0.5%
60,000	Vector Group Ltd.(a)	6.125	02/01/2025	57,750

	Auto Manufacturers—0.5%
60,000	BCD Acquisition, Inc.(a)	9.625	09/15/2023	63,750

	Auto Parts & Equipment—1.8%
60,000	Adient Global Holdings Ltd.(a)	4.875	08/15/2026	54,300
60,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	60,150
60,000	Dana, Inc.	5.500	12/15/2024	59,775
60,000	Tenneco, Inc.	5.000	07/15/2026	53,400

				227,625

	Banks—0.9%
60,000	Freedom Mortgage Corp.(a)	8.125	11/15/2024	58,275
60,000	Freedom Mortgage Corp.(a)	8.250	04/15/2025	58,275

				116,550

	Building Materials—0.9%
60,000	Standard Industries, Inc.(a)	6.000	10/15/2025	61,661
60,000	Standard Industries, Inc.(a)	4.750	01/15/2028	56,118

				117,779

	Chemicals—3.4%
60,000	CF Industries, Inc.(a)	4.500	12/01/2026	60,035
60,000	CVR Partners LP/CVR Nitrogen Finance Corp.(a)	9.250	06/15/2023	64,200
60,000	Olin Corp.	5.125	09/15/2027	59,550
60,000	PolyOne Corp.	5.250	03/15/2023	62,043
60,000	Rayonier AM Products, Inc.(a)	5.500	06/01/2024	57,470
60,000	TPC Group, Inc.(a)	8.750	12/15/2020	60,300
60,000	Versum Materials, Inc.(a)	5.500	09/30/2024	61,500

				425,098

	Coal—1.5%
55,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(a)	7.500	05/01/2025	58,712
60,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(a)	7.500	06/15/2025	62,700
60,000	Warrior Met Coal, Inc.(a)	8.000	11/01/2024	61,950

				183,362

	Commercial Services—6.2%
60,000	Ahern Rentals, Inc.(a)	7.375	05/15/2023	59,328
60,000	APX Group, Inc.	7.875	12/01/2022	61,425
60,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/2023	59,925
60,000	Brink’s Co. (The)(a)	4.625	10/15/2027	56,250
60,000	Chicago Parking Meters LLC(a)	5.489	12/30/2020	59,612
60,000	Hertz Corp. (The)	5.875	10/15/2020	59,982
60,000	Hertz Corp. (The)(a)	7.625	06/01/2022	59,700
70,000	Hertz Corp. (The)(a)	5.500	10/15/2024	58,975
60,000	LSC Communications, Inc.(a)	8.750	10/15/2023	59,475
60,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	58,413
60,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	63,525
60,000	ServiceMaster Co. LLC (The)(a)	5.125	11/15/2024	59,100
60,000	Sotheby’s(a)	4.875	12/15/2025	57,588

				773,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Corporate Income Value ETF (IHYV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers—2.9%
$60,000	Dell International LLC/EMC Corp.(a)	6.020%	06/15/2026	$63,704
55,000	Exela Intermediate LLC/Exela Finance, Inc.(a)	10.000	07/15/2023	57,887
60,000	GCI LLC	6.875	04/15/2025	62,325
60,000	NCR Corp.	6.375	12/15/2023	60,375
60,000	Seagate HDD Cayman	4.750	06/01/2023	59,907
60,000	Seagate HDD Cayman	4.750	01/01/2025	57,589

				361,787

	Cosmetics/Personal Care—1.4%
60,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	61,275
70,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	60,375
60,000	Coty, Inc.(a)	6.500	04/15/2026	56,588

				178,238

	Diversified Financial Services—1.9%
60,000	Aircastle Ltd.	5.500	02/15/2022	63,008
60,000	BGC Partners, Inc.(a)	5.375	07/24/2023	60,249
60,000	Navient Corp.	6.500	06/15/2022	62,118
60,000	Quicken Loans, Inc.(a)	5.750	05/01/2025	59,700

				245,075

	Electric—3.2%
57,451	Midland Cogeneration Venture LP(a)	6.000	03/15/2025	57,108
60,000	NRG Energy, Inc.	6.625	01/15/2027	63,075
60,000	NRG Yield Operating LLC	5.375	08/15/2024	60,600
47,700	NSG Holdings LLC/NSG Holdings, Inc.(a)	7.750	12/15/2025	52,649
60,000	Stoneway Capital Corp. (Argentina)(a)	10.000	03/01/2027	54,218
60,000	Terraform Global Operating LLC(a)	6.125	03/01/2026	58,200
60,000	Trinidad Generation Unlimited (Trinidad & Tobago)(a)	5.250	11/04/2027	59,370

				405,220

	Electronics—1.4%
60,000	Keysight Technologies, Inc.	4.600	04/06/2027	61,345
60,000	Tech Data Corp.	4.950	02/15/2027	59,526
60,000	Trimble, Inc.	4.900	06/15/2028	61,339

				182,210

	Engineering & Construction—1.9%
60,000	AECOM	5.125	03/15/2027	59,100
60,000	MasTec, Inc.	4.875	03/15/2023	59,250
60,000	Topbuild Corp.(a)	5.625	05/01/2026	59,550
60,000	Tutor Perini Corp.(a)	6.875	05/01/2025	61,200

				239,100

	Entertainment—1.0%
60,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	62,457
60,000	Scientific Games International, Inc.(a)	5.000	10/15/2025	57,150

				119,607

	Food—2.8%
60,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625	06/15/2024	58,200
60,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	5.750	03/15/2025	54,600
60,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	59,550
60,000	Dean Foods Co.(a)	6.500	03/15/2023	57,300
60,000	Ingles Markets, Inc.	5.750	06/15/2023	60,600
70,000	Simmons Foods, Inc.(a)	5.750	11/01/2024	56,000

				346,250

	Gas—1.4%
60,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.500	05/20/2025	59,100
60,000	NGL Energy Partners LP/NGL Energy Finance Corp.	7.500	11/01/2023	61,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Corporate Income Value ETF (IHYV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Gas (continued)
$60,000	Southern Star Central Corp.(a)	5.125%	07/15/2022	$60,150

				180,825

	Healthcare-Products—0.9%
60,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	62,100
60,000	Teleflex, Inc.	4.625	11/15/2027	57,375

				119,475

	Healthcare-Services—3.8%
60,000	CHS/Community Health Systems, Inc.	5.125	08/01/2021	58,200
60,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	57,300
60,000	DaVita, Inc.	5.125	07/15/2024	58,147
60,000	HCA, Inc.	5.375	02/01/2025	60,836
60,000	Magellan Health, Inc.	4.400	09/22/2024	58,802
60,000	MEDNAX, Inc.(a)	5.250	12/01/2023	60,000
60,000	RegionalCare Hospital Partners Holdings, Inc.(a)	8.250	05/01/2023	64,050
55,000	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.(a)	7.500	10/01/2024	58,444

				475,779

	Home Builders—1.8%
60,000	Century Communities, Inc.	5.875	07/15/2025	56,400
60,000	Meritage Homes Corp.	5.125	06/06/2027	55,800
60,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	60,072
60,000	William Lyon Homes, Inc.	5.875	01/31/2025	57,075

				229,347

	Home Furnishings—0.5%
60,000	Tempur Sealy International, Inc.	5.500	06/15/2026	58,650

	Household Products/Wares—0.5%
60,000	ACCO Brands Corp.(a)	5.250	12/15/2024	59,850

	Housewares—0.5%
60,000	Newell Brands, Inc.	4.200	04/01/2026	57,986

	Insurance—1.8%
60,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	59,168
60,000	Fidelity & Guaranty Life Holdings, Inc.(a)	5.500	05/01/2025	59,700
60,000	Genworth Holdings, Inc.	4.900	08/15/2023	54,150
60,000	Genworth Holdings, Inc.	4.800	02/15/2024	53,700

				226,718

	Internet—1.8%
60,000	Expedia Group, Inc.	3.800	02/15/2028	56,420
60,000	Match Group, Inc.(a)	5.000	12/15/2027	59,250
60,000	NetFlix, Inc.(a)	4.875	04/15/2028	56,925
60,000	Symantec Corp.(a)	5.000	04/15/2025	59,657

				232,252

	Iron/Steel—1.5%
60,000	Big River Steel LLC/BRS Finance Corp.(a)	7.250	09/01/2025	63,002
60,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	59,148
60,000	U.S. Steel Corp.	6.875	08/15/2025	61,200

				183,350

	Leisure Time—0.5%
60,000	Carlson Travel, Inc.(a)	6.750	12/15/2023	60,450

	Lodging—1.4%
60,000	Choice Hotels International, Inc.	5.750	07/01/2022	63,450
60,000	Wyndham Destinations, Inc.	4.250	03/01/2022	58,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Corporate Income Value ETF (IHYV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Lodging (continued)
$60,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	5.500%	03/01/2025	$59,514

				181,010

	Machinery-Construction & Mining—1.0%
60,000	Terex Corp.(a)	5.625	02/01/2025	59,625
60,000	Vertiv Group Corp.(a)	9.250	10/15/2024	61,950

				121,575

	Machinery-Diversified—0.5%
55,000	Cloud Crane LLC(a)	10.125	08/01/2024	59,950

	Media—4.2%
60,000	Altice US Finance I Corp.(a)	5.500	05/15/2026	59,100
60,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.125	05/01/2027	57,375
60,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	61,360
60,000	DISH DBS Corp.	6.750	06/01/2021	61,050
60,000	DISH DBS Corp.	7.750	07/01/2026	54,375
60,000	EW Scripps Co. (The)(a)	5.125	05/15/2025	57,450
60,000	Lee Enterprises, Inc.(a)	9.500	03/15/2022	62,657
60,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)	7.875	05/15/2024	53,025
60,000	Meredith Corp.(a)	6.875	02/01/2026	60,900

				527,292

	Mining—0.9%
55,000	Alcoa Nederland Holding BV(a)	6.750	09/30/2024	58,575
60,000	Hecla Mining Co.	6.875	05/01/2021	60,693

				119,268

	Miscellaneous Manufacturing—0.9%
60,000	FXI Holdings, Inc.(a)	7.875	11/01/2024	57,975
60,000	Trinity Industries, Inc.	4.550	10/01/2024	58,263

				116,238

	Office/Business Equipment—0.9%
60,000	Pitney Bowes, Inc.	3.625	10/01/2021	57,188
60,000	Xerox Corp.	3.625	03/15/2023	56,787

				113,975

	Oil & Gas—11.3%
60,000	Berry Petroleum Co. LLC(a)	7.000	02/15/2026	62,232
60,000	Covey Park Energy LLC/Covey Park Finance Corp.(a)	7.500	05/15/2025	61,425
60,000	CVR Refining LLC/Coffeyville Finance, Inc.	6.500	11/01/2022	61,500
60,000	Diamond Offshore Drilling, Inc.	7.875	08/15/2025	61,350
60,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	8.000	11/29/2024	60,450
60,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750	05/15/2026	61,500
60,000	Gulfport Energy Corp.	6.000	10/15/2024	59,550
60,000	Gulfport Energy Corp.	6.375	05/15/2025	59,700
60,000	Hess Corp.	4.300	04/01/2027	58,382
55,000	HollyFrontier Corp.	5.875	04/01/2026	59,320
60,000	Indigo Natural Resources LLC(a)	6.875	02/15/2026	58,200
60,000	Jones Energy Holdings LLC/Jones Energy Finance Corp.(a)	9.250	03/15/2023	61,050
60,000	Nabors Industries, Inc.(a)	5.750	02/01/2025	57,875
60,000	PBF Holding Co. LLC/PBF Finance Corp.	7.000	11/15/2023	63,000
60,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	63,450
60,000	PDC Energy, Inc.	5.750	05/15/2026	58,425
60,000	QEP Resources, Inc.	5.250	05/01/2023	58,800
60,000	Range Resources Corp.	4.875	05/15/2025	57,750
60,000	Resolute Energy Corp.	8.500	05/01/2020	60,038
60,000	Rowan Cos., Inc.	4.875	06/01/2022	56,100
60,000	Sanchez Energy Corp.(a)	7.250	02/15/2023	58,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Corporate Income Value ETF (IHYV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$60,000	Southwestern Energy Co.	6.200%	01/23/2025	$60,300
75,000	Ultra Resources, Inc.(a)	6.875	04/15/2022	36,938
60,000	Unit Corp.	6.625	05/15/2021	60,225

				1,416,210

	Oil & Gas Services—1.4%
60,000	McDermott Technology Americas, Inc./McDermott Technology US, Inc.(a)	10.625	05/01/2024	63,993
60,000	Oceaneering International, Inc.	4.650	11/15/2024	57,163
60,000	PHI, Inc.	5.250	03/15/2019	57,300

				178,456

	Packaging & Containers—0.9%
60,000	Owens-Brockway Glass Container, Inc.(a)	5.875	08/15/2023	61,725
60,000	Plastipak Holdings, Inc.(a)	6.250	10/15/2025	55,575

				117,300

	Pharmaceuticals—0.5%
60,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	58,894

	Pipelines—7.6%
60,000	American Midstream Partners LP/American Midstream Finance Corp.(a)	9.250	12/15/2021	59,550
60,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	61,500
60,000	Boardwalk Pipelines LP	4.950	12/15/2024	61,368
60,000	Enable Midstream Partners LP	3.900	05/15/2024	58,108
60,000	Enable Midstream Partners LP	4.400	03/15/2027	57,674
60,000	Enable Midstream Partners LP	4.950	05/15/2028	59,732
60,000	Equities Midstream Partners LP	4.000	08/01/2024	57,634
60,000	Equities Midstream Partners LP	4.125	12/01/2026	56,471
60,000	Equities Midstream Partners LP, Series 5Y	4.750	07/15/2023	60,938
60,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.750	08/01/2022	61,500
60,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	60,675
60,000	Nustar Logistics LP	5.625	04/28/2027	60,000
60,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	60,810
60,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.750	04/15/2025	58,200
60,000	Sunoco Logistics Partners Operations LP	4.000	10/01/2027	57,518
60,000	Valero Energy Partners LP	4.500	03/15/2028	60,231

				951,909

	Private Equity—0.5%
60,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	62,175

	Real Estate—2.4%
60,000	Five Point Operating Co. LP/Five Point Capital Corp.(a)	7.875	11/15/2025	60,900
60,000	Greystar Real Estate Partners LLC(a)	5.750	12/01/2025	58,800
60,000	Howard Hughes Corp. (The)(a)	5.375	03/15/2025	59,400
60,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	59,775
60,000	WeWork Cos., Inc.(a)	7.875	05/01/2025	58,434

				297,309

	REITs—5.2%
70,000	CBL & Associates LP	5.250	12/01/2023	59,332
70,000	CBL & Associates LP	5.950	12/15/2026	57,050
60,000	ESH Hospitality, Inc.(a)	5.250	05/01/2025	58,275
60,000	Iron Mountain, Inc.(a)	4.875	09/15/2027	55,896
60,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	63,558
60,000	Sabra Health Care LP	5.125	08/15/2026	58,316
60,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	61,200
60,000	Select Income REIT	4.500	02/01/2025	58,377
60,000	Senior Housing Properties Trust	4.750	02/15/2028	58,979
60,000	VEREIT Operating Partnership LP	4.875	06/01/2026	61,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Corporate Income Value ETF (IHYV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs (continued)
$60,000	Washington Prime Group LP	5.950%	08/15/2024	$58,265

				650,321

	Retail—4.9%
60,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	60,450
60,000	DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.(a)	8.000	06/01/2021	61,275
60,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.500	05/01/2021	55,200
60,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.750	01/15/2022	53,700
70,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.750	06/15/2023	60,550
60,000	GameStop Corp.(a)	6.750	03/15/2021	60,600
60,000	JC Penney Corp., Inc.(a)	5.875	07/01/2023	54,150
60,000	JC Penney Corp., Inc.(a)	8.625	03/15/2025	44,700
60,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	55,350
60,000	Signet UK Finance PLC	4.700	06/15/2024	56,431
60,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	06/01/2024	59,100

				621,506

	Semiconductors—0.5%
60,000	Entegris, Inc.(a)	4.625	02/10/2026	58,125

	Software—2.5%
60,000	CDK Global, Inc.	4.875	06/01/2027	59,250
60,000	Citrix Systems, Inc.	4.500	12/01/2027	58,480
60,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.(a)	6.000	07/15/2025	62,025
60,000	Marble II Pte Ltd. (Singapore)(a)	5.300	06/20/2022	58,816
20,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	20,012
60,000	Rackspace Hosting, Inc.(a)	8.625	11/15/2024	59,212

				317,795

	Telecommunications—2.3%
60,000	CommScope Technologies LLC(a)	6.000	06/15/2025	62,400
70,000	Frontier Communications Corp.	11.000	09/15/2025	53,900
60,000	Plantronics, Inc.(a)	5.500	05/31/2023	59,700
60,000	Qualitytech LP/QTS Finance Corp.(a)	4.750	11/15/2025	57,600
60,000	Windstream Services LLC/Windstream Finance Corp.(a)	8.625	10/31/2025	56,250

				289,850

	Toys/Games/Hobbies—0.5%
60,000	Mattel, Inc.(a)	6.750	12/31/2025	58,916

	Total Corporate Bonds (Cost $12,339,812)			12,359,966

Number of Shares
	Money Market Fund—1.2%
145,797	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $145,797)			145,797

	Total Investments in Securities (Cost $12,485,609)—99.6%			12,505,763
	Other assets less liabilities—0.4%			53,513

	Net Assets—100.0%			$12,559,276

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $5,908,358, which represented 47.04% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Schedule of Investments

Invesco Emerging Markets Debt Defensive ETF (IEMD)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—57.4%
	Chile—6.2%
$300,000	Banco del Estado de Chile(a)	4.125%	10/07/2020	$304,056
300,000	Banco del Estado de Chile	4.125	10/07/2020	304,056
150,000	Banco del Estado de Chile, MTN(a)	3.875	02/08/2022	150,523
150,000	Banco del Estado de Chile, MTN	3.875	02/08/2022	150,523
330,000	Corp. Nacional del Cobre de Chile	3.000	07/17/2022	321,502
330,000	Corp. Nacional del Cobre de Chile(a)	3.000	07/17/2022	321,502

				1,552,162

	China—8.6%
200,000	Bank of China Ltd./Luxembourg, EMTN	2.250	07/12/2021	192,279
200,000	CNOOC Finance 2011 Ltd.(a)	4.250	01/26/2021	203,364
200,000	CNOOC Finance 2012 Ltd.(a)	3.875	05/02/2022	201,206
200,000	Minmetals Bounteous Finance BVI Ltd.	3.500	07/30/2020	198,441
170,000	Sinochem Overseas Capital Co. Ltd.(a)	4.500	11/12/2020	172,640
200,000	Sinopec Group Overseas Development 2012 Ltd.(a)	3.900	05/17/2022	201,339
200,000	Sinopec Group Overseas Development 2016 Ltd.(a)	2.750	05/03/2021	196,036
200,000	Sinopec Group Overseas Development 2016 Ltd.(a)	2.000	09/29/2021	190,937
200,000	Sinopec Group Overseas Development 2017 Ltd.(a)	3.000	04/12/2022	195,278
200,000	Sinopec Group Overseas Development 2017 Ltd.(a)	2.500	09/13/2022	191,080
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	2.750	05/04/2022	194,490

				2,137,090

	Hong Kong—0.8%
200,000	China Cinda Finance 2017 I Ltd., EMTN	3.650	03/09/2022	197,510

	Hungary—2.5%
400,000	MFB Magyar Fejlesztesi Bank Zrt(a)	6.250	10/21/2020	420,869
200,000	MFB Magyar Fejlesztesi Bank Zrt	6.250	10/21/2020	210,435

				631,304

	India—2.1%
200,000	Bank of India/London, EMTN	6.250	02/16/2021	208,592
310,000	Indian Oil Corp. Ltd.	5.625	08/02/2021	323,296

				531,888

	Indonesia—1.7%
400,000	Pertamina Persero PT	5.250	05/23/2021	413,692

	Malaysia—4.7%
400,000	Petronas Capital Ltd., MTN(a)	3.125	03/18/2022	394,054
400,000	Petronas Capital Ltd., MTN	3.125	03/18/2022	394,053
330,000	Petronas Capital Ltd.	7.875	05/22/2022	377,670

				1,165,777

	Mexico—9.1%
400,000	Comision Federal de Electricidad(a)	4.875	05/26/2021	409,500
400,000	Comision Federal de Electricidad	4.875	05/26/2021	409,500
400,000	Nacional Financiera SNC(a)	3.375	11/05/2020	398,500
400,000	Nacional Financiera SNC	3.375	11/05/2020	398,500
640,000	Petroleos Mexicanos	5.500	01/21/2021	659,200

				2,275,200

	Russia—4.5%
430,000	Sberbank of Russia Via SB Capital SA	5.717	06/16/2021	436,127
330,000	VTB Bank OJSC Via VTB Capital SA	6.551	10/13/2020	335,762
330,000	VTB Bank OJSC Via VTB Capital SA(a)	6.551	10/13/2020	335,762

				1,107,651

	Supranational—6.4%
370,000	Asian Development Bank, GMTN	2.250	01/20/2021	365,456
150,000	Asian Development Bank, GMTN	1.625	03/16/2021	145,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Emerging Markets Debt Defensive ETF (IEMD) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Supranational (continued)
$370,000	Asian Development Bank, GMTN	2.000%	02/16/2022	$359,475
380,000	Asian Development Bank, GMTN	1.750	09/13/2022	363,966
160,000	Asian Development Bank, GMTN	2.750	03/17/2023	159,108
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	203,659

				1,597,359

	Switzerland—0.8%
200,000	Syngenta Finance NV(a)	3.933	04/23/2021	200,650

	Thailand—2.5%
400,000	PTTEP Canada International Finance Ltd., MTN	5.692	04/05/2021	418,347
200,000	PTTEP Canada International Finance Ltd., MTN(a)	5.692	04/05/2021	209,174

				627,521

	United Arab Emirates—7.5%
160,000	Dubai Electricity & Water Authority(a)	7.375	10/21/2020	173,122
250,000	IPIC GMTN Ltd., MTN(a)	5.000	11/15/2020	259,088
200,000	IPIC GMTN Ltd., MTN	5.500	03/01/2022	212,556
200,000	IPIC GMTN Ltd., MTN(a)	5.500	03/01/2022	212,556
200,000	MDC-GMTN BV, MTN	5.500	04/20/2021	210,278
200,000	MDC-GMTN BV, MTN(a)	5.500	04/20/2021	210,278
200,000	MDC-GMTN BV, MTN(a)	3.250	04/28/2022	197,746
200,000	MDC-GMTN BV, MTN	3.250	04/28/2022	197,746
200,000	Union National Bank PJSC, MTN	2.750	10/05/2021	193,536

				1,866,906

	Total Corporate Bonds (Cost $14,346,469)			14,304,710

	Sovereign Debt Obligations—40.6%
	Brazil—2.6%
630,000	Brazilian Government International Bond	4.875	01/22/2021	636,615

	Chile—3.9%
320,000	Chile Government International Bond	3.875	08/05/2020	325,728
300,000	Chile Government International Bond	3.250	09/14/2021	300,255
350,000	Chile Government International Bond	2.250	10/30/2022	334,897

				960,880

	China—1.6%
200,000	Export-Import Bank of China (The)	2.000	04/26/2021	192,720
200,000	Export-Import Bank of China (The)	2.625	03/14/2022	194,235

				386,955

	Colombia—2.5%
610,000	Colombia Government International Bond	4.375	07/12/2021	625,707

	Hungary—2.7%
620,000	Hungary Government International Bond	6.375	03/29/2021	664,879

	India—0.8%
200,000	Export-Import Bank of India, EMTN	2.750	08/12/2020	195,857

	Indonesia—5.1%
620,000	Indonesia Government International Bond	4.875	05/05/2021	641,818
620,000	Indonesia Government International Bond(a)	4.875	05/05/2021	641,817

				1,283,635

	Malaysia—4.5%
200,000	Export-Import Bank of Malaysia Bhd, EMTN	2.480	10/20/2021	192,712
450,000	Wakala Global Sukuk Bhd	4.646	07/06/2021	466,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Emerging Markets Debt Defensive ETF (IEMD) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Malaysia (continued)
$450,000	Wakala Global Sukuk Bhd(a)	4.646%	07/06/2021	$466,875

				1,126,462

	Philippines—2.4%
590,000	Philippine Government International Bond	4.000	01/15/2021	600,152

	Poland—5.0%
390,000	Republic of Poland Government International Bond	5.125	04/21/2021	409,286
430,000	Republic of Poland Government International Bond	5.000	03/23/2022	453,940
390,000	Republic of Poland Government International Bond	3.000	03/17/2023	383,918

				1,247,144

	Russia—4.9%
600,000	Russian Foreign Bond—Eurobond(a)	4.500	04/04/2022	607,046
600,000	Russian Foreign Bond—Eurobond	4.500	04/04/2022	607,046

				1,214,092

	South Africa—0.6%
150,000	Republic of South Africa Government International Bond	5.875	05/30/2022	155,914

	Turkey—1.4%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	180,981
200,000	Hazine Mustesarligi Varlik Kiralama AS	4.251	06/08/2021	180,980

				361,961

	United Arab Emirates—2.6%
220,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	213,724
220,000	Abu Dhabi Government International Bond	2.125	05/03/2021	213,723
240,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	231,864

				659,311

	Total Sovereign Debt Obligations (Cost $10,178,038)			10,119,564

	Total Investments in Securities (Cost $24,524,507)—98.0%			24,424,274
	Other assets less liabilities—2.0%			493,792

	Net Assets—100.0%			$24,918,066

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $8,489,716, which represented 34.07% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Schedule of Investments

Invesco Emerging Markets Debt Value ETF (IEMV)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—64.4%
	Australia—0.5%
$200,000	SGSP Australia Assets Pty Ltd., EMTN	3.250%	07/29/2026	$188,274

	Brazil—4.1%
400,000	Banco do Brasil SA/Cayman(a)	5.875	01/26/2022	395,000
400,000	Banco do Brasil SA/Cayman(a)	5.875	01/19/2023	393,000
400,000	Banco do Brasil SA/Cayman, MTN	4.875	04/19/2023	380,572
340,000	Banco do Brasil SA/Cayman, MTN(a)	4.875	04/19/2023	323,486

				1,492,058

	Chile—2.5%
150,000	Banco del Estado de Chile, MTN	3.875	02/08/2022	150,523
400,000	Corp. Nacional del Cobre de Chile	4.500	09/16/2025	407,816
400,000	Corp. Nacional del Cobre de Chile(a)	3.625	08/01/2027	381,800

				940,139

	China—8.6%
200,000	Bank of China Ltd./Hong Kong, EMTN	3.875	06/30/2025	199,534
200,000	CDBI Treasure I Ltd., EMTN	2.250	08/02/2021	190,880
200,000	CNAC HK Finbridge Co. Ltd.	4.125	07/19/2027	190,760
200,000	CNOOC Curtis Funding No 1 Pty Ltd.(a)	4.500	10/03/2023	205,854
200,000	CNOOC Finance 2013 Ltd.	3.000	05/09/2023	193,206
200,000	CNOOC Finance 2015 USA LLC	3.500	05/05/2025	193,832
200,000	CNOOC Finance 2015 USA LLC	4.375	05/02/2028	203,933
220,000	CNOOC Nexen Finance 2014 ULC	4.250	04/30/2024	223,414
200,000	COSL Singapore Capital Ltd., EMTN	4.500	07/30/2025	200,329
200,000	CRCC Yuxiang Ltd.	3.500	05/16/2023	195,511
200,000	CSCEC Finance Cayman II Ltd.	3.500	07/05/2027	187,125
200,000	Huarong Finance II Co. Ltd., EMTN	3.625	11/22/2021	195,902
200,000	Huarong Finance II Co. Ltd., EMTN	4.625	06/03/2026	194,949
170,000	Sinochem Overseas Capital Co. Ltd.(a)	4.500	11/12/2020	172,640
200,000	Sinopec Group Overseas Development 2013 Ltd.	4.375	10/17/2023	204,791
30,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	3.500	05/04/2027	28,769
200,000	Three Gorges Finance I Cayman Islands Ltd.(a)	3.150	06/02/2026	188,440

				3,169,869

	Colombia—1.0%
370,000	Ecopetrol SA	5.375	06/26/2026	382,950

	Hong Kong—1.7%
200,000	China Cinda Finance 2017 I Ltd., EMTN	4.100	03/09/2024	196,806
200,000	King Power Capital Ltd.	5.625	11/03/2024	210,994
200,000	Prosperous Ray Ltd.	4.625	11/12/2023	206,458

				614,258

	India—6.0%
200,000	Bank of India/London, EMTN	6.250	02/16/2021	208,592
200,000	Bharat Petroleum Corp. Ltd., EMTN	4.000	05/08/2025	192,596
400,000	BPRL International Singapore Pte Ltd., EMTN	4.375	01/18/2027	382,758
200,000	Hindustan Petroleum Corp Ltd.	4.000	07/12/2027	184,113
400,000	NTPC Ltd., EMTN	4.250	02/26/2026	389,831
200,000	Oil India International Pte Ltd.	4.000	04/21/2027	184,502
270,000	Oil India Ltd.	5.375	04/17/2024	280,087
400,000	ONGC Videsh Vankorneft Pte Ltd.	3.750	07/27/2026	376,134

				2,198,613

	Indonesia—5.9%
200,000	Pelabuhan Indonesia II PT	4.250	05/05/2025	195,700
200,000	Pelabuhan Indonesia II PT(a)	4.250	05/05/2025	195,700
200,000	Pelabuhan Indonesia III Persero PT(a)	4.875	10/01/2024	201,000
200,000	Pelabuhan Indonesia III Persero PT	4.875	10/01/2024	201,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Emerging Markets Debt Value ETF (IEMV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Indonesia (continued)
$200,000	Perusahaan Gas Negara Persero Tbk	5.125%	05/16/2024	$203,420
200,000	Perusahaan Gas Negara Persero Tbk(a)	5.125	05/16/2024	203,420
200,000	Perusahaan Listrik Negara PT, MTN(a)	4.125	05/15/2027	189,182
200,000	Perusahaan Listrik Negara PT, MTN	4.125	05/15/2027	189,183
200,000	Perusahaan Listrik Negara PT, MTN	5.450	05/21/2028	207,617
200,000	Saka Energi Indonesia PT(a)	4.450	05/05/2024	190,065
200,000	Saka Energi Indonesia PT	4.450	05/05/2024	190,065

				2,166,352

	Malaysia—1.4%
300,000	Petroliam Nasional BHD	7.625	10/15/2026	377,565
100,000	Petroliam Nasional BHD(a)	7.625	10/15/2026	125,855

				503,420

	Mexico—6.0%
400,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands(a)	4.375	10/14/2025	395,004
440,000	Petroleos Mexicanos, MTN	6.875	08/04/2026	456,500
530,000	Petroleos Mexicanos	6.500	03/13/2027	537,897
430,000	Petroleos Mexicanos(a)	5.350	02/12/2028	402,265
430,000	Petroleos Mexicanos	5.350	02/12/2028	402,265

				2,193,931

	Russia—6.7%
200,000	Gazprom Neft OAO Via GPN Capital SA	4.375	09/19/2022	194,758
200,000	Gazprom Neft OAO Via GPN Capital SA(a)	6.000	11/27/2023	206,598
200,000	Gazprom Neft OAO Via GPN Capital SA	6.000	11/27/2023	206,598
400,000	Gazprom OAO Via Gaz Capital SA	4.950	02/06/2028	380,323
200,000	SCF Capital Designated Activity Co.	5.375	06/16/2023	196,421
200,000	SCF Capital Designated Activity Co.(a)	5.375	06/16/2023	196,421
400,000	Vnesheconombank Via VEB Finance PLC	6.025	07/05/2022	390,560
230,000	Vnesheconombank Via VEB Finance PLC(a)	6.025	07/05/2022	224,572
200,000	Vnesheconombank Via VEB Finance PLC(a)	5.942	11/21/2023	193,257
100,000	Vnesheconombank Via VEB Finance PLC(a)	6.800	11/22/2025	99,279
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.950	10/17/2022	195,544

				2,484,331

	South Africa—1.6%
600,000	Eskom Holdings SOC Ltd.	5.750	01/26/2021	575,286

	Supranational—5.4%
590,000	Asian Development Bank, GMTN	2.000	02/16/2022	573,217
590,000	Asian Development Bank, GMTN	1.750	09/13/2022	565,105
660,000	Asian Development Bank, GMTN	2.750	03/17/2023	656,321
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	203,659

				1,998,302

	Switzerland—0.9%
130,000	Syngenta Finance NV	3.125	03/28/2022	126,421
200,000	Syngenta Finance NV(a)	4.892	04/24/2025	199,689

				326,110

	Turkey—4.1%
200,000	Turkiye Halk Bankasi AS(a)	4.750	02/11/2021	132,064
200,000	Turkiye Halk Bankasi AS	4.750	02/11/2021	132,064
200,000	Turkiye Halk Bankasi AS(a)	5.000	07/13/2021	131,911
200,000	Turkiye Halk Bankasi AS	5.000	07/13/2021	131,911
200,000	Turkiye Vakiflar Bankasi TAO, MTN	5.500	10/27/2021	155,178
400,000	Turkiye Vakiflar Bankasi TAO(a)	6.000	11/01/2022	257,776
400,000	Turkiye Vakiflar Bankasi TAO, MTN(a)	5.750	01/30/2023	289,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Emerging Markets Debt Value ETF (IEMV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Turkey (continued)
$400,000	Turkiye Vakiflar Bankasi TAO, MTN	5.750%	01/30/2023	$289,498

				1,519,900

	United Arab Emirates—8.0%
200,000	Abu Dhabi National Energy Co. PJSC, MTN(a)	4.375	06/22/2026	198,500
400,000	Abu Dhabi National Energy Co. PJSC, MTN	4.375	06/22/2026	397,000
200,000	ADCB Finance Cayman Ltd., EMTN	4.500	03/06/2023	203,073
370,000	Dubai Electricity & Water Authority	7.375	10/21/2020	400,344
370,000	Dubai Electricity & Water Authority(a)	7.375	10/21/2020	400,344
280,000	Emirates NBD PJSC	3.250	11/14/2022	271,279
230,000	Emirates Telecommunications Group Co. PJSC, GMTN	3.500	06/18/2024	227,289
280,000	MDC-GMTN BV, MTN	3.250	04/28/2022	276,844
200,000	MDC-GMTN BV, MTN(a)	3.250	04/28/2022	197,746
400,000	MDC-GMTN BV, GMTN	3.000	04/19/2024	383,639

				2,956,058

	Total Corporate Bonds (Cost $24,248,403)			23,709,851

	Sovereign Debt Obligations—34.1%
	Brazil—4.5%
700,000	Brazilian Government International Bond	4.250	01/07/2025	655,375
400,000	Brazilian Government International Bond	6.000	04/07/2026	402,000
660,000	Brazilian Government International Bond	4.625	01/13/2028	586,252

				1,643,627

	Chile—2.6%
400,000	Chile Government International Bond	3.125	01/21/2026	386,890
600,000	Chile Government International Bond	3.240	02/06/2028	577,500

				964,390

	Colombia—2.9%
370,000	Colombia Government International Bond	8.125	05/21/2024	447,237
630,000	Colombia Government International Bond	3.875	04/25/2027	614,093

				1,061,330

	Hungary—1.5%
520,000	Hungary Government International Bond	5.750	11/22/2023	565,965

	India—0.5%
200,000	Indian Railway Finance Corp. Ltd.	3.835	12/13/2027	187,231

	Indonesia—4.7%
430,000	Indonesia Government International Bond	4.875	05/05/2021	445,132
230,000	Indonesia Government International Bond(a)	4.875	05/05/2021	238,094
400,000	Indonesia Government International Bond, MTN	3.750	04/25/2022	399,257
400,000	Indonesia Government International Bond, MTN(a)	5.875	01/15/2024	432,144
200,000	Indonesia Government International Bond, MTN(a)	4.750	01/08/2026	205,314

				1,719,941

	Mexico—3.6%
240,000	Mexico Government International Bond, MTN	4.125	01/21/2026	238,440
660,000	Mexico Government International Bond	4.150	03/28/2027	652,328
440,000	Mexico Government International Bond	3.750	01/11/2028	419,210

				1,309,978

	Poland—2.9%
490,000	Republic of Poland Government International Bond	4.000	01/22/2024	500,952
590,000	Republic of Poland Government International Bond	3.250	04/06/2026	575,162

				1,076,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Emerging Markets Debt Value ETF (IEMV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value

	Sovereign Debt Obligations (continued)
	Russia—3.2%
$400,000	Russian Foreign Bond—Eurobond(a)	4.750%	05/27/2026	$397,959
490,000	Russian Foreign Bond—Eurobond(a)	12.750	06/24/2028	790,443

				1,188,402

	South Africa—1.0%
400,000	Republic of South Africa Government International Bond	4.850	09/27/2027	374,021

	Turkey—4.3%
560,000	Turkey Government International Bond	7.375	02/05/2025	512,960
660,000	Turkey Government International Bond	4.875	10/09/2026	516,871
670,000	Turkey Government International Bond	6.000	03/25/2027	554,725

				1,584,556

	United Arab Emirates—1.8%
700,000	Abu Dhabi Government International Bond(a)	3.125	10/11/2027	662,420

	Vietnam—0.6%
200,000	Vietnam Government International Bond(a)	4.800	11/19/2024	204,543

	Total Sovereign Debt Obligations (Cost $12,816,107)			12,542,518

Number of Shares
	Money Market Fund—0.3%
92,604	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $92,604)			92,604

	Total Investments in Securities (Cost $37,157,114)—98.8%			36,344,973
	Other assets less liabilities—1.2%			432,023

	Net Assets—100.0%			$36,776,996

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $10,049,255, which represented 27.32% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Schedule of Investments

Invesco Investment Grade Defensive ETF (IIGD)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.7%
	Aerospace/Defense—3.1%
$100,000	Raytheon Co.	2.500%	12/15/2022	$97,662
100,000	United Technologies Corp.	3.100	06/01/2022	98,838

				196,500

	Agriculture—1.6%
100,000	Altria Group, Inc.	2.850	08/09/2022	98,232

	Auto Manufacturers—1.6%
100,000	Harley-Davidson Financial Services, Inc., MTN(a)	2.850	01/15/2021	98,522

	Banks—14.2%
100,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	101,046
100,000	BB&T Corp., MTN	2.050	05/10/2021	97,099
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	99,623
100,000	Morgan Stanley, GMTN	2.750	05/19/2022	97,588
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	100,021
100,000	Regions Financial Corp.	3.200	02/08/2021	99,687
100,000	SunTrust Banks, Inc.	2.900	03/03/2021	99,170
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	98,412
100,000	Wells Fargo & Co.	3.069	01/24/2023	97,929

				890,575

	Beverages—1.5%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	96,769

	Commercial Services—3.2%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	99,923
100,000	Ecolab, Inc.	4.350	12/08/2021	103,537

				203,460

	Computers—3.1%
100,000	Apple, Inc.	2.400	05/03/2023	96,847
100,000	IBM Credit LLC	2.650	02/05/2021	99,163

				196,010

	Cosmetics/Personal Care—1.5%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	96,977

	Diversified Financial Services—6.3%
100,000	American Express Co.	2.500	08/01/2022	96,408
100,000	BlackRock, Inc.	3.500	03/18/2024	101,239
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	97,429
100,000	CME Group, Inc.	3.000	09/15/2022	99,188

				394,264

	Electric—4.7%
100,000	Eversource Energy, Series K	2.750	03/15/2022	98,070
100,000	Florida Power & Light Co.	3.125	12/01/2025	98,332
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	100,362

				296,764

	Electronics—1.5%
100,000	Honeywell International, Inc.	1.850	11/01/2021	96,267

	Food—3.5%
120,000	Kroger Co. (The)	3.300	01/15/2021	120,181
100,000	Wm Wrigley Jr Co.(a)	3.375	10/21/2020	100,402

				220,583

	Gas—1.6%
100,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	98,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Investment Grade Defensive ETF (IIGD) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services—1.7%
$100,000	Coventry Health Care, Inc.	5.450%	06/15/2021	$105,008

	Household Products/Wares—1.6%
100,000	Clorox Co. (The)	3.050	09/15/2022	99,274

	Insurance—8.6%
100,000	Athene Global Funding, MTN(a)	4.000	01/25/2022	100,869
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	97,408
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	95,074
150,000	Metropolitan Life Global Funding I, MTN(a)	2.500	12/03/2020	147,926
100,000	New York Life Global Funding(a)	1.950	09/28/2020	97,907

				539,184

	Internet—1.5%
100,000	Alphabet, Inc.	1.998	08/15/2026	91,102

	Iron/Steel—1.6%
100,000	Nucor Corp.	4.125	09/15/2022	102,655

	Leisure Time—1.6%
100,000	Carnival Corp.	3.950	10/15/2020	101,583

	Machinery-Construction & Mining—1.5%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	96,444

	Machinery-Diversified—1.6%
100,000	Deere & Co.	2.600	06/08/2022	98,252

	Media—1.6%
100,000	NBCUniversal Media LLC	4.375	04/01/2021	103,068

	Metal Fabricate/Hardware—1.5%
100,000	Precision Castparts Corp.	2.500	01/15/2023	96,838

	Miscellaneous Manufacturing—3.2%
100,000	General Electric Co., GMTN	4.650	10/17/2021	104,165
100,000	General Electric Co.	2.700	10/09/2022	97,578

				201,743

	Oil & Gas—3.2%
100,000	Chevron Corp.	3.191	06/24/2023	100,092
100,000	Exxon Mobil Corp.	2.222	03/01/2021	98,487

				198,579

	Oil & Gas Services—3.2%
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	100,080
100,000	Schlumberger Investment SA	3.650	12/01/2023	101,481

				201,561

	Pharmaceuticals—3.0%
100,000	Johnson & Johnson	2.450	03/01/2026	94,715
100,000	Merck & Co., Inc.	2.750	02/10/2025	96,936

				191,651

	REITs—1.7%
100,000	ERP Operating LP	4.625	12/15/2021	103,740

	Retail—3.1%
100,000	Costco Wholesale Corp.	2.150	05/18/2021	98,189
100,000	Home Depot, Inc. (The)	2.000	04/01/2021	97,605

				195,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Investment Grade Defensive ETF (IIGD) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors—1.6%
$100,000	Lam Research Corp.	2.800%	06/15/2021	$98,667

	Software—3.2%
100,000	Electronic Arts, Inc.	3.700	03/01/2021	101,330
100,000	Oracle Corp.	1.900	09/15/2021	96,841

				198,171

	Telecommunications—1.6%
100,000	Cisco Systems, Inc.	2.200	02/28/2021	98,394

	Transportation—3.2%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	102,817
100,000	United Parcel Service, Inc.	3.125	01/15/2021	100,602

				203,419

	Trucking & Leasing—1.5%
100,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	97,243

	Total Corporate Bonds (Cost $6,176,323)			6,206,229

Number of Shares
	Money Market Fund—2.4%
152,250	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $152,250)			152,250

	Total Investments in Securities (Cost $6,328,573)—101.1%			6,358,479
	Other assets less liabilities—(1.1)%			(67,589)

	Net Assets—100.0%			$6,290,890

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $838,023, which represented 13.32% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Schedule of Investments

Invesco Investment Grade Value ETF (IIGV)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.6%
	Aerospace/Defense—1.5%
$100,000	Rockwell Collins, Inc.	3.500%	03/15/2027	$96,033

	Auto Manufacturers—6.4%
100,000	Ford Motor Co.	4.346	12/08/2026	94,153
200,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	209,004
100,000	General Motors Co.	4.875	10/02/2023	102,500

				405,657

	Banks—6.4%
100,000	Capital One Financial Corp.	4.200	10/29/2025	98,613
100,000	Citizens Financial Group, Inc.	4.300	12/03/2025	99,824
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	106,997
100,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	100,435

				405,869

	Biotechnology—3.2%
100,000	Biogen, Inc.	4.050	09/15/2025	101,309
100,000	Celgene Corp.	3.875	08/15/2025	98,766

				200,075

	Chemicals—4.7%
100,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP(a)	3.400	12/01/2026	98,317
100,000	PPG Industries, Inc.	3.750	03/15/2028	100,155
100,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	95,506

				293,978

	Commercial Services—4.7%
100,000	ERAC USA Finance LLC(a)	2.700	11/01/2023	95,372
100,000	ERAC USA Finance LLC(a)	3.800	11/01/2025	98,944
100,000	Verisk Analytics, Inc.	4.000	06/15/2025	99,404

				293,720

	Diversified Financial Services—4.6%
100,000	Air Lease Corp.	3.000	09/15/2023	95,506
100,000	American Express Credit Corp., MTN	3.300	05/03/2027	97,776
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	96,789

				290,071

	Electric—6.1%
100,000	Duke Energy Carolinas LLC	2.950	12/01/2026	96,016
100,000	Duke Energy Florida LLC	3.200	01/15/2027	97,218
100,000	NSTAR Electric Co.	3.200	05/15/2027	97,057
100,000	Pacific Gas & Electric Co.	3.300	12/01/2027	92,035

				382,326

	Food—1.6%
100,000	General Mills, Inc.	4.200	04/17/2028	100,015

	Forest Products & Paper—1.5%
100,000	International Paper Co.	3.000	02/15/2027	92,786

	Healthcare-Products—3.2%
100,000	Boston Scientific Corp.	4.000	03/01/2028	99,794
100,000	Edwards Lifesciences Corp.	4.300	06/15/2028	101,630

				201,424

	Healthcare-Services—4.5%
100,000	Aetna, Inc.	2.800	06/15/2023	96,541
100,000	Anthem, Inc.	3.650	12/01/2027	95,505
100,000	Cigna Corp.	3.250	04/15/2025	95,198

				287,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Investment Grade Value ETF (IIGV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Insurance—7.6%
$100,000	Aflac, Inc.	3.625%	11/15/2024	$100,243
100,000	Brighthouse Financial, Inc.	3.700	06/22/2027	89,515
100,000	Five Corners Funding Trust(a)	4.419	11/15/2023	103,336
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	95,074
100,000	Principal Life Global Funding II(a)	3.000	04/18/2026	94,192

				482,360

	Internet—1.4%
100,000	Alphabet, Inc.	1.998	08/15/2026	91,102

	Investment Companies—1.5%
100,000	Ares Capital Corp.	3.500	02/10/2023	96,310

	Media—3.1%
100,000	CBS Corp.	4.000	01/15/2026	98,014
100,000	Comcast Corp.	3.150	03/01/2026	95,419

				193,433

	Miscellaneous Manufacturing—6.1%
100,000	3M Co.	2.875	10/15/2027	95,619
100,000	General Electric Co.	2.700	10/09/2022	97,578
100,000	Illinois Tool Works, Inc.	2.650	11/15/2026	93,677
100,000	Parker-Hannifin Corp.	3.250	03/01/2027	97,403

				384,277

	Oil & Gas—1.5%
100,000	Valero Energy Corp.	3.400	09/15/2026	95,517

	Oil & Gas Services—4.7%
100,000	Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.	3.337	12/15/2027	94,776
100,000	Halliburton Co.	3.800	11/15/2025	100,027
100,000	Schlumberger Holdings Corp.(a)	4.000	12/21/2025	100,760

				295,563

	Pharmaceuticals—4.5%
100,000	AmerisourceBergen Corp.	3.450	12/15/2027	94,081
100,000	Cardinal Health, Inc.	3.410	06/15/2027	92,347
100,000	CVS Health Corp.	4.300	03/25/2028	99,420

				285,848

	Pipelines—3.3%
100,000	Enbridge Energy Partners LP	4.200	09/15/2021	101,129
100,000	Magellan Midstream Partners LP	5.000	03/01/2026	106,521

				207,650

	Real Estate—1.6%
100,000	CBRE Services, Inc.	4.875	03/01/2026	104,085

	REITs—3.1%
100,000	LifeStorage LP	3.500	07/01/2026	94,109
100,000	Welltower, Inc.	4.000	06/01/2025	99,374

				193,483

	Retail—4.6%
100,000	AutoZone, Inc.	3.750	06/01/2027	97,259
100,000	Lowe’s Cos., Inc.	3.100	05/03/2027	96,166
100,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	95,780

				289,205

	Semiconductors—4.6%
100,000	Analog Devices, Inc.	3.500	12/05/2026	96,709
100,000	Applied Materials, Inc.	3.300	04/01/2027	97,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Investment Grade Value ETF (IIGV) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors (continued)
$100,000	Xilinx, Inc.	2.950%	06/01/2024	$96,128

				290,736

	Software—1.6%
100,000	Microsoft Corp.	3.300	02/06/2027	99,244

	Total Corporate Bonds (Cost $6,116,421)			6,158,011

Number of Shares
	Money Market Fund—1.6%
99,521	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $99,521)			99,521

	Total Investments in Securities (Cost $6,215,942)—99.2%			6,257,532
	Other assets less liabilities—0.8%			49,659

	Net Assets—100.0%			$6,307,191

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $685,995, which represented 10.88% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Schedule of Investments

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities—39.9%
	Collateralized Mortgage Obligations—39.9%
$96,139	Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	08/01/2044	$102,449
203,292	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	05/01/2046	197,118
217,931	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2046	211,241
223,241	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2047	216,262
307,177	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2047	305,927
279,863	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	09/01/2047	278,659
283,491	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	282,260
275,672	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2047	281,155
237,801	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	11/01/2047	236,759
240,041	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	12/01/2047	232,519
196,358	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	03/01/2048	190,455
194,367	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	194,118
242,439	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	241,640
245,169	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	05/01/2048	249,986
344,179	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	357,946
195,950	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	06/01/2048	200,699
247,880	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/01/2048	252,750
100,000	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	101,965
287,666	Federal National Mortgage Association (FNMA)	3.000	10/01/2046	278,907
291,242	Federal National Mortgage Association (FNMA)	3.500	10/01/2046	290,469
286,738	Federal National Mortgage Association (FNMA)	3.500	11/01/2046	285,887
179,105	Federal National Mortgage Association (FNMA)	3.000	01/01/2047	173,532
226,233	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	219,193
288,181	Federal National Mortgage Association (FNMA)	3.000	04/01/2047	279,259
261,441	Federal National Mortgage Association (FNMA)	4.000	07/01/2047	266,449
268,741	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	273,882
182,013	Federal National Mortgage Association (FNMA)	3.500	09/01/2047	181,599
186,665	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	186,489
283,831	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	282,485
287,171	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	285,807
284,635	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	290,239
190,567	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	189,662
285,112	Federal National Mortgage Association (FNMA)	4.000	01/01/2048	290,557
192,064	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	191,153
286,163	Federal National Mortgage Association (FNMA)	4.500	02/01/2048	297,401
196,207	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	195,990
196,183	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	195,979
194,278	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	193,356
195,692	Federal National Mortgage Association (FNMA)	3.500	04/01/2048	194,765
246,107	Federal National Mortgage Association (FNMA)	4.000	06/01/2048	250,807
297,003	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	302,675
295,919	Federal National Mortgage Association (FNMA)	4.500	07/01/2048	307,502

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,003,911)			10,037,952

	U.S. Treasury Securities—29.9%
	U.S. Treasury Bonds—10.4%
100,000	U.S. Treasury Bond	8.750	08/15/2020	111,553
100,000	U.S. Treasury Bond	5.375	02/15/2031	125,994
125,000	U.S. Treasury Bond	5.000	05/15/2037	162,578
200,000	U.S. Treasury Bond	4.250	11/15/2040	241,250
200,000	U.S. Treasury Bond	4.750	02/15/2041	257,863
200,000	U.S. Treasury Bond	4.375	05/15/2041	245,816
200,000	U.S. Treasury Bond	3.750	08/15/2041	225,289
150,000	U.S. Treasury Bond	3.125	11/15/2041	153,401
100,000	U.S. Treasury Bond	2.500	02/15/2045	90,734
150,000	U.S. Treasury Bond	3.000	05/15/2045	149,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities (continued)
	U.S. Treasury Bonds (continued)
$200,000	U.S. Treasury Bond	2.875%	08/15/2045	$195,070
200,000	U.S. Treasury Bond	3.000	11/15/2045	199,785
150,000	U.S. Treasury Bond	2.500	02/15/2046	135,709
150,000	U.S. Treasury Bond	2.500	05/15/2046	135,639
50,000	U.S. Treasury Bond	2.875	11/15/2046	48,739
125,000	U.S. Treasury Bond	3.000	05/15/2047	124,800

				2,604,076

	U.S. Treasury Notes—19.5%
100,000	U.S. Treasury Note	1.250	08/31/2019	98,803
200,000	U.S. Treasury Note	1.750	09/30/2019	198,434
200,000	U.S. Treasury Note	1.250	10/31/2019	197,164
200,000	U.S. Treasury Note	1.500	10/31/2019	197,672
150,000	U.S. Treasury Note	1.000	11/15/2019	147,322
150,000	U.S. Treasury Note	3.375	11/15/2019	151,477
100,000	U.S. Treasury Note	1.500	11/30/2019	98,754
100,000	U.S. Treasury Note	1.625	12/31/2019	98,799
100,000	U.S. Treasury Note	3.625	02/15/2020	101,475
100,000	U.S. Treasury Note	1.375	03/31/2020	98,139
100,000	U.S. Treasury Note	2.250	03/31/2020	99,481
100,000	U.S. Treasury Note	1.375	04/30/2020	98,027
100,000	U.S. Treasury Note	2.375	04/30/2020	99,633
100,000	U.S. Treasury Note	1.500	05/15/2020	98,172
100,000	U.S. Treasury Note	3.500	05/15/2020	101,463
100,000	U.S. Treasury Note	1.375	05/31/2020	97,908
100,000	U.S. Treasury Note	1.500	05/31/2020	98,117
100,000	U.S. Treasury Note	2.500	05/31/2020	99,805
100,000	U.S. Treasury Note	1.500	06/15/2020	98,078
100,000	U.S. Treasury Note	1.625	06/30/2020	98,236
100,000	U.S. Treasury Note	1.625	07/31/2020	98,150
100,000	U.S. Treasury Note	1.500	08/15/2020	97,875
200,000	U.S. Treasury Note	2.625	08/15/2020	200,000
100,000	U.S. Treasury Note	1.375	08/31/2020	97,580
100,000	U.S. Treasury Note	1.375	09/30/2020	97,471
200,000	U.S. Treasury Note	1.375	10/31/2020	194,703
200,000	U.S. Treasury Note	2.625	11/15/2020	199,848
100,000	U.S. Treasury Note	1.625	11/30/2020	97,779
100,000	U.S. Treasury Note	1.750	12/31/2020	97,971
100,000	U.S. Treasury Note	1.375	01/31/2021	97,010
200,000	U.S. Treasury Note	3.625	02/15/2021	204,484
150,000	U.S. Treasury Note	1.125	02/28/2021	144,457
100,000	U.S. Treasury Note	1.250	03/31/2021	96,494
100,000	U.S. Treasury Note	1.375	04/30/2021	96,686
100,000	U.S. Treasury Note	2.250	04/30/2021	98,914
100,000	U.S. Treasury Note	2.625	05/15/2021	99,848
175,000	U.S. Treasury Note	3.125	05/15/2021	177,013
100,000	U.S. Treasury Note	1.375	05/31/2021	96,564
250,000	U.S. Treasury Note	1.125	06/30/2021	239,473

				4,909,279

	Total U.S. Treasury Securities (Cost $7,471,316)			7,513,355

	Corporate Bonds and Notes—29.7%
	Aerospace/Defense—0.5%
125,000	United Technologies Corp.	3.100%	06/01/2022	123,548

	Agriculture—0.4%
100,000	Altria Group, Inc.	2.850	08/09/2022	98,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Auto Manufacturers—0.4%
$100,000	Harley-Davidson Financial Services, Inc., MTN(a)	2.850%	01/15/2021	$98,522

	Banks—4.0%
100,000	Bank of America Corp., GMTN	3.300	01/11/2023	99,332
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	106,997
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	99,624
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	103,731
100,000	KeyCorp, MTN	5.100	03/24/2021	104,571
100,000	Morgan Stanley, MTN	2.625	11/17/2021	97,664
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	100,021
100,000	Regions Financial Corp.	3.200	02/08/2021	99,687
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	98,412
100,000	Wells Fargo & Co.	3.069	01/24/2023	97,929

				1,007,968

	Beverages—0.4%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	96,769

	Commercial Services—0.8%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	99,923
100,000	Ecolab, Inc.	4.350	12/08/2021	103,537

				203,460

	Computers—1.2%
100,000	Apple, Inc.	2.400	05/03/2023	96,848
100,000	IBM Credit LLC	2.650	02/05/2021	99,163
100,000	International Business Machines Corp.	3.625	02/12/2024	101,242

				297,253

	Cosmetics/Personal Care—0.4%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	96,977

	Diversified Financial Services—1.9%
100,000	BlackRock, Inc.	3.500	03/18/2024	101,239
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	97,429
100,000	CME Group, Inc.	3.000	09/15/2022	99,188
200,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	195,981

				493,837

	Electric—1.5%
100,000	Duke Energy Florida LLC	3.200	01/15/2027	97,218
100,000	Eversource Energy, Series K	2.750	03/15/2022	98,069
100,000	Florida Power & Light Co.	3.125	12/01/2025	98,332
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	100,461

				394,080

	Electronics—0.6%
150,000	Honeywell International, Inc.	1.850	11/01/2021	144,400

	Food—0.8%
100,000	Kroger Co. (The)	3.300	01/15/2021	100,151
100,000	Wm Wrigley Jr Co.(a)	3.375	10/21/2020	100,402

				200,553

	Forest Products & Paper—0.4%
100,000	International Paper Co.	3.000	02/15/2027	92,786

	Gas—0.4%
100,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	98,936

	Hand/Machine Tools—0.4%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	98,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Healthcare-Products—0.8%
$100,000	Boston Scientific Corp.	4.000%	03/01/2028	$99,794
100,000	Covidien International Finance SA	2.950	06/15/2023	98,229

				198,023

	Healthcare-Services—0.4%
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	105,008

	Insurance—2.9%
100,000	Athene Global Funding, MTN(a)	4.000	01/25/2022	100,869
150,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	146,112
100,000	Five Corners Funding Trust(a)	4.419	11/15/2023	103,336
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	95,074
175,000	Metropolitan Life Global Funding I, MTN(a)	2.500	12/03/2020	172,580
100,000	Nationwide Financial Services, Inc.(a)	5.375	03/25/2021	104,070

				722,041

	Internet—0.3%
100,000	Alphabet, Inc.	1.998	08/15/2026	91,102

	Iron/Steel—0.4%
100,000	Nucor Corp.	4.125	09/15/2022	102,655

	Leisure Time—0.4%
100,000	Carnival Corp.	3.950	10/15/2020	101,583

	Machinery-Construction & Mining—0.4%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	96,444

	Machinery-Diversified—0.4%
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	98,269

	Media—0.8%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	102,997
100,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	96,514

				199,511

	Metal Fabricate/Hardware—0.4%
100,000	Precision Castparts Corp.	2.500	01/15/2023	96,838

	Miscellaneous Manufacturing—0.4%
100,000	Illinois Tool Works, Inc.	2.650	11/15/2026	93,677

	Oil & Gas—1.2%
100,000	Chevron Corp.	3.191	06/24/2023	100,092
100,000	Exxon Mobil Corp.	2.222	03/01/2021	98,487
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	102,277

				300,856

	Oil & Gas Services—0.8%
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	100,080
100,000	Schlumberger Investment SA	3.650	12/01/2023	101,481

				201,561

	Pharmaceuticals—0.9%
100,000	Johnson & Johnson	2.450	03/01/2026	94,715
150,000	Merck & Co., Inc.	2.750	02/10/2025	145,404

				240,119

	Pipelines—0.5%
100,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	123,199

	REITs—0.4%
100,000	ERP Operating LP	4.625	12/15/2021	103,740

	Retail—1.4%
100,000	Costco Wholesale Corp.	2.150	05/18/2021	98,189
175,000	Home Depot, Inc. (The)	2.000	04/01/2021	170,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Retail (continued)
$100,000	TJX Cos., Inc. (The)	2.250%	09/15/2026	$91,413

				360,411

	Semiconductors—0.8%
100,000	Lam Research Corp.	2.800	06/15/2021	98,667
100,000	QUALCOMM, Inc.	3.000	05/20/2022	98,853

				197,520

	Software—0.8%
100,000	Microsoft Corp.	3.300	02/06/2027	99,243
100,000	Oracle Corp.	1.900	09/15/2021	96,841

				196,084

	Transportation—0.8%
100,000	Union Pacific Corp.	4.163	07/15/2022	103,358
100,000	United Parcel Service, Inc.	3.125	01/15/2021	100,602

				203,960

	Trucking & Leasing—0.4%
100,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	97,243

	Total Corporate Bonds and Notes (Cost $7,437,318)			7,475,375

Number of Shares
	Money Market Fund—1.0%
255,537	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $255,537)			255,537

	Total Investments in Securities (Cost $25,168,082)—100.5%			25,282,219
	Other assets less liabilities—(0.5)%			(128,116)

	Net Assets—100.0%			$25,154,103

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $972,176, which represented 3.86% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Schedule of Investments

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—65.5%
	Advertising—0.2%
$100,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$96,701

	Aerospace/Defense—1.0%
100,000	Arconic, Inc.	5.400	04/15/2021	103,041
100,000	General Dynamics Corp.	3.000	05/11/2021	99,856
100,000	Raytheon Co.	2.500	12/15/2022	97,662
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	96,033
100,000	United Technologies Corp.	3.100	06/01/2022	98,838

				495,430

	Agriculture—0.5%
150,000	Altria Group, Inc.	2.850	08/09/2022	147,348
100,000	Cargill, Inc.(a)	4.307	05/14/2021	102,702

				250,050

	Airlines—0.4%
100,000	Delta Air Lines, Inc.	3.625	03/15/2022	99,219
100,000	United Continental Holdings, Inc.	4.250	10/01/2022	98,375

				197,594

	Apparel—0.2%
100,000	William Carter Co. (The)	5.250	08/15/2021	101,562

	Auto Manufacturers—0.4%
100,000	General Motors Co.	4.875	10/02/2023	102,500
100,000	Harley-Davidson Financial Services, Inc., MTN(a)	2.850	01/15/2021	98,522

				201,022

	Auto Parts & Equipment—0.3%
150,000	ZF North America Capital, Inc. (Germany)(a)	4.750	04/29/2025	151,551

	Banks—5.7%
150,000	Banco del Estado de Chile, MTN (Chile)(a)	3.875	02/08/2022	150,523
200,000	Banco do Brasil SA/Cayman (Brazil)(a)	5.875	01/26/2022	197,500
100,000	Bank of America Corp., GMTN	3.300	01/11/2023	99,332
100,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	101,046
100,000	BB&T Corp., MTN	2.050	05/10/2021	97,099
100,000	Capital One Financial Corp.	4.200	10/29/2025	98,613
100,000	CIT Group, Inc.	5.000	08/15/2022	102,250
100,000	First Horizon National Corp.	3.500	12/15/2020	100,302
150,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	160,496
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	99,624
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	103,731
100,000	KeyCorp, MTN	5.100	03/24/2021	104,571
200,000	MFB Magyar Fejlesztesi Bank Zrt (Hungary)(a)	6.250	10/21/2020	210,435
150,000	Morgan Stanley, GMTN	2.750	05/19/2022	146,381
100,000	Morgan Stanley, MTN	2.625	11/17/2021	97,664
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	100,021
100,000	Regions Financial Corp.	3.200	02/08/2021	99,687
100,000	SunTrust Banks, Inc.	2.900	03/03/2021	99,170
200,000	Turkiye Halk Bankasi AS (Turkey)(a)	5.000	07/13/2021	131,911
200,000	Turkiye Vakiflar Bankasi TAO (Turkey)(a)	6.000	11/01/2022	128,888
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	98,413
100,000	Vnesheconombank Via VEB Finance PLC (Russia)(a)	6.800	11/22/2025	99,279
100,000	VTB Bank OJSC Via VTB Capital SA (Russia)(a)	6.551	10/13/2020	101,746
150,000	Wells Fargo & Co.	3.069	01/24/2023	146,893

				2,875,575

	Beverages—0.2%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	96,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Biotechnology—0.2%
$100,000	Amgen, Inc.	3.875%	11/15/2021	$101,926

	Building Materials—0.2%
100,000	Owens Corning	4.200	12/15/2022	101,178

	Chemicals—1.7%
150,000	Ashland LLC	4.750	08/15/2022	151,905
100,000	Blue Cube Spinco LLC	9.750	10/15/2023	113,875
100,000	Celanese US Holdings LLC	4.625	11/15/2022	102,848
100,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP(a)	3.400	12/01/2026	98,317
100,000	Huntsman International LLC	5.125	11/15/2022	103,500
100,000	Mosaic Co. (The)	4.250	11/15/2023	101,536
100,000	PPG Industries, Inc.	3.750	03/15/2028	100,155
100,000	WR Grace & Co.(a)	5.125	10/01/2021	103,000

				875,136

	Commercial Services—1.5%
100,000	ADT Corp. (The)	6.250	10/15/2021	106,000
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	149,885
100,000	Chicago Parking Meters LLC(a)	5.489	12/30/2020	99,354
100,000	Ecolab, Inc.	4.350	12/08/2021	103,536
100,000	Hertz Corp. (The)(a)	7.625	06/01/2022	99,500
100,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	100,375
100,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	100,000

				758,650

	Computers—1.5%
100,000	Apple, Inc.	2.400	05/03/2023	96,848
100,000	Dell, Inc.	4.625	04/01/2021	102,000
100,000	EMC Corp.	3.375	06/01/2023	94,498
100,000	IBM Credit LLC	2.650	02/05/2021	99,163
150,000	International Business Machines Corp.	3.625	02/12/2024	151,863
100,000	Leidos Holdings, Inc.	4.450	12/01/2020	102,030
100,000	Seagate HDD Cayman	4.750	01/01/2025	95,981

				742,383

	Cosmetics/Personal Care—0.8%
100,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	102,125
100,000	Edgewell Personal Care Co.	4.700	05/19/2021	101,250
100,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	99,250
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	96,977

				399,602

	Diversified Financial Services—3.3%
100,000	Air Lease Corp.	3.000	09/15/2023	95,506
100,000	Aircastle Ltd.	5.500	02/15/2022	105,014
100,000	American Express Co.	2.500	08/01/2022	96,408
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	102,465
100,000	BGC Partners, Inc.(a)	5.375	07/24/2023	100,415
100,000	BlackRock, Inc.	3.500	03/18/2024	101,239
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	97,429
100,000	CME Group, Inc.	3.000	09/15/2022	99,188
200,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	195,981
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500	04/15/2021	207,000
100,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	104,081
100,000	Navient Corp.	6.500	06/15/2022	103,530
100,000	Synchrony Financial	4.250	08/15/2024	97,140
150,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	145,183

				1,650,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Electric—4.0%
$200,000	Abu Dhabi National Energy Co. PJSC, MTN (United Arab Emirates)(a)	4.375%	06/22/2026	$198,500
100,000	AES Corp. (The)	4.875	05/15/2023	101,750
100,000	DPL, Inc.	7.250	10/15/2021	108,625
100,000	Dubai Electricity & Water Authority (United Arab Emirates)(a)	7.375	10/21/2020	108,201
150,000	Duke Energy Carolinas LLC	2.950	12/01/2026	144,024
100,000	Duquesne Light Holdings, Inc.(a)	6.400	09/15/2020	105,241
100,000	Entergy Arkansas, Inc.	3.500	04/01/2026	99,433
150,000	Eversource Energy, Series K	2.750	03/15/2022	147,104
100,000	Exelon Corp.	3.497	06/01/2022	98,905
100,000	FirstEnergy Transmission LLC(a)	4.350	01/15/2025	101,981
100,000	Florida Power & Light Co.	3.125	12/01/2025	98,332
100,000	IPALCO Enterprises, Inc.	3.450	07/15/2020	99,785
101,385	Midland Cogeneration Venture LP(a)	6.000	03/15/2025	100,778
100,000	Nextera Energy Capital Holdings, Inc., Series H	3.342	09/01/2020	100,461
100,000	Pacific Gas & Electric Co.	3.300	12/01/2027	92,035
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	100,362
100,000	Vistra Energy Corp.	7.375	11/01/2022	104,375
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	100,461

				2,010,353

	Electrical Components & Equipment—0.2%
100,000	WESCO Distribution, Inc.	5.375	12/15/2021	101,625

	Electronics—0.7%
150,000	Arrow Electronics, Inc.	3.250	09/08/2024	141,825
100,000	Honeywell International, Inc.	1.850	11/01/2021	96,267
100,000	Jabil, Inc.	4.700	09/15/2022	102,680

				340,772

	Entertainment—0.3%
150,000	GLP Capital LP/GLP Financing II, Inc.	4.375	04/15/2021	152,625

	Environmental Control—0.2%
100,000	Clean Harbors, Inc.	5.125	06/01/2021	100,500

	Food—1.3%
100,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	99,250
100,000	Conagra Brands, Inc.	3.200	01/25/2023	97,342
100,000	Darling Ingredients, Inc.	5.375	01/15/2022	101,375
100,000	Kroger Co. (The)	3.300	01/15/2021	100,151
150,000	Sysco Corp.	3.300	07/15/2026	144,337
100,000	Wm Wrigley Jr Co.(a)	3.375	10/21/2020	100,402

				642,857

	Forest Products & Paper—0.4%
100,000	Georgia-Pacific LLC(a)	5.400	11/01/2020	104,557
125,000	International Paper Co.	3.000	02/15/2027	115,982

				220,539

	Gas—0.4%
100,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	98,936
100,000	Southern Star Central Corp.(a)	5.125	07/15/2022	100,250

				199,186

	Hand/Machine Tools—0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	98,210

	Healthcare-Products—0.7%
100,000	Baxter International, Inc.	2.600	08/15/2026	91,954
150,000	Covidien International Finance SA	2.950	06/15/2023	147,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Healthcare-Products (continued)
$100,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875%	02/15/2021	$103,500

				342,798

	Healthcare-Services—1.8%
100,000	Anthem, Inc.	3.650	12/01/2027	95,505
100,000	Centene Corp.	5.625	02/15/2021	102,250
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	105,008
100,000	HCA Healthcare, Inc.	6.250	02/15/2021	104,750
100,000	LifePoint Health, Inc.	5.500	12/01/2021	102,000
150,000	Magellan Health, Inc.	4.400	09/22/2024	147,005
100,000	MEDNAX, Inc.(a)	5.250	12/01/2023	100,000
150,000	Tenet Healthcare Corp.	6.000	10/01/2020	156,375

				912,893

	Holding Companies-Diversified—0.2%
100,000	Sinochem Overseas Capital Co. Ltd. (China)(a)	4.500	11/12/2020	101,553

	Home Builders—0.6%
100,000	KB Home	7.000	12/15/2021	105,750
100,000	PulteGroup, Inc.	4.250	03/01/2021	100,780
100,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	100,250

				306,780

	Household Products/Wares—0.2%
100,000	Clorox Co. (The)	3.050	09/15/2022	99,274

	Housewares—0.2%
100,000	Tupperware Brands Corp.	4.750	06/01/2021	102,496

	Insurance—3.0%
150,000	Athene Holding Ltd.	4.125	01/12/2028	141,115
100,000	Berkshire Hathaway Finance Corp.	4.250	01/15/2021	103,107
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	97,408
100,000	Brown & Brown, Inc.	4.200	09/15/2024	100,217
100,000	Five Corners Funding Trust(a)	4.419	11/15/2023	103,336
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	95,073
100,000	Kemper Corp.	4.350	02/15/2025	99,014
200,000	MassMutual Global Funding II, MTN(a)	1.950	09/22/2020	195,381
100,000	MGIC Investment Corp.	5.750	08/15/2023	105,090
100,000	Nationwide Financial Services, Inc.(a)	5.375	03/25/2021	104,070
100,000	New York Life Global Funding(a)	1.950	09/28/2020	97,907
100,000	New York Life Global Funding(a)	2.900	01/17/2024	97,116
100,000	Nuveen Finance LLC(a)	4.125	11/01/2024	99,796
100,000	Principal Life Global Funding II(a)	3.000	04/18/2026	94,192

				1,532,822

	Internet—0.9%
150,000	Alphabet, Inc.	1.998	08/15/2026	136,653
100,000	Booking Holdings, Inc.	3.600	06/01/2026	97,963
100,000	Symantec Corp.(a)	5.000	04/15/2025	99,428
100,000	VeriSign, Inc.	4.625	05/01/2023	101,920

				435,964

	Investment Companies—0.6%
100,000	Ares Capital Corp.	3.500	02/10/2023	96,310
200,000	MDC-GMTN BV, MTN (United Arab Emirates)(a)	3.250	04/28/2022	197,746

				294,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Iron/Steel—0.4%
$100,000	Nucor Corp.	4.125%	09/15/2022	$102,655
100,000	Steel Dynamics, Inc.	5.125	10/01/2021	101,525

				204,180

	Leisure Time—0.6%
100,000	Carnival Corp.	3.950	10/15/2020	101,583
100,000	NCL Corp. Ltd.(a)	4.750	12/15/2021	100,875
100,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	101,250

				303,708

	Lodging—0.6%
100,000	Choice Hotels International, Inc.	5.750	07/01/2022	105,750
100,000	MGM Resorts International	6.625	12/15/2021	106,000
100,000	Wyndham Destinations, Inc.	4.250	03/01/2022	96,744

				308,494

	Machinery-Construction & Mining—0.4%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	96,443
100,000	Caterpillar, Inc.	3.900	05/27/2021	102,607

				199,050

	Machinery-Diversified—0.4%
100,000	Deere & Co.	2.600	06/08/2022	98,252
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	98,269

				196,521

	Media—2.4%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	102,997
100,000	Cable One, Inc.(a)	5.750	06/15/2022	102,000
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	102,125
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	102,266
100,000	DISH DBS Corp.	6.750	06/01/2021	101,750
100,000	NBCUniversal Media LLC	4.375	04/01/2021	103,068
100,000	Sinclair Television Group, Inc.	5.375	04/01/2021	100,625
200,000	TEGNA, Inc.	6.375	10/15/2023	208,000
100,000	Time Warner Cable LLC	4.000	09/01/2021	100,863
100,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	116,452
100,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	96,514

				1,236,660

	Metal Fabricate/Hardware—0.2%
100,000	Precision Castparts Corp.	2.500	01/15/2023	96,838

	Mining—0.2%
100,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	96,750

	Miscellaneous Manufacturing—1.4%
100,000	3M Co.	2.875	10/15/2027	95,619
100,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	100,625
150,000	General Electric Co.	2.700	10/09/2022	146,367
150,000	General Electric Co., GMTN	4.650	10/17/2021	156,248
100,000	Illinois Tool Works, Inc.	2.650	11/15/2026	93,677
100,000	Trinity Industries, Inc.	4.550	10/01/2024	97,104

				689,640

	Multi-National—0.5%
150,000	Asian Development Bank, GMTN (Supranational)	2.000	02/16/2022	145,733
100,000	Asian Development Bank, GMTN (Supranational)	1.750	09/13/2022	95,780

				241,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Office/Business Equipment—0.4%
$100,000	Pitney Bowes, Inc.	3.625%	10/01/2021	$95,313
100,000	Xerox Corp.	3.625	03/15/2023	94,645

				189,958

	Oil & Gas—5.5%
100,000	Andeavor	4.750	12/15/2023	104,408
100,000	Antero Resources Corp.	5.375	11/01/2021	102,000
100,000	Antero Resources Corp.	5.125	12/01/2022	101,500
200,000	BPRL International Singapore Pte Ltd., EMTN (India)	4.375	01/18/2027	191,379
100,000	Chevron Corp.	3.191	06/24/2023	100,092
100,000	Cimarex Energy Co.	4.375	06/01/2024	101,466
200,000	CNOOC Curtis Funding No 1 Pty Ltd. (China)(a)	4.500	10/03/2023	205,854
200,000	CNOOC Finance 2011 Ltd. (China)(a)	4.250	01/26/2021	203,364
100,000	Continental Resources, Inc.	4.500	04/15/2023	102,412
100,000	Energen Corp.	4.625	09/01/2021	101,500
100,000	Exxon Mobil Corp.	2.222	03/01/2021	98,486
100,000	Murphy Oil USA, Inc.	6.000	08/15/2023	103,125
100,000	Newfield Exploration Co.	5.625	07/01/2024	107,125
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	102,277
150,000	Petroleos Mexicanos (Mexico)(a)	5.350	02/12/2028	140,325
200,000	Petronas Capital Ltd., MTN (Malaysia)(a)	3.125	03/18/2022	197,027
100,000	Phillips 66	4.300	04/01/2022	103,042
200,000	PTTEP Canada International Finance Ltd., MTN (Thailand)(a)	5.692	04/05/2021	209,174
100,000	QEP Resources, Inc.	5.250	05/01/2023	98,000
200,000	Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(a)	4.000	08/15/2026	189,764
100,000	WPX Energy, Inc.	6.000	01/15/2022	103,750

				2,766,070

	Oil & Gas Services—1.1%
100,000	Halliburton Co.	3.800	11/15/2025	100,027
100,000	Oceaneering International, Inc.	4.650	11/15/2024	95,272
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	100,080
100,000	Schlumberger Investment SA	3.650	12/01/2023	101,481
150,000	Schlumberger Oilfield UK PLC(a)	4.200	01/15/2021	152,920

				549,780

	Packaging & Containers—0.8%
100,000	Graphic Packaging International LLC	4.750	04/15/2021	101,561
96,911	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu	5.750	10/15/2020	97,153
100,000	Sealed Air Corp.(a)	6.500	12/01/2020	105,750
100,000	WestRock Co.(a)	3.750	03/15/2025	98,697

				403,161

	Pharmaceuticals—1.6%
100,000	Cardinal Health, Inc.	3.410	06/15/2027	92,347
100,000	CVS Health Corp.	4.300	03/25/2028	99,420
100,000	Eli Lilly & Co.	2.750	06/01/2025	96,173
150,000	Express Scripts Holding Co.	4.500	02/25/2026	151,792
100,000	Johnson & Johnson	2.450	03/01/2026	94,715
100,000	Merck & Co., Inc.	2.750	02/10/2025	96,936
200,000	Perrigo Finance Unlimited Co.	3.900	12/15/2024	195,845

				827,228

	Pipelines—4.1%
100,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	102,500
100,000	Boardwalk Pipelines LP	4.950	12/15/2024	102,279
100,000	Buckeye Partners LP	4.875	02/01/2021	101,958
100,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	101,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Pipelines (continued)
$100,000	Energy Transfer Equity LP	7.500%	10/15/2020	$107,875
100,000	Energy Transfer Partners LP	4.150	10/01/2020	101,378
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	106,208
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	101,971
100,000	EnLink Midstream Partners LP	4.150	06/01/2025	94,297
100,000	Equities Midstream Partners LP, Series 5Y	4.750	07/15/2023	101,564
100,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	101,183
100,000	Kinder Morgan Energy Partners LP	4.300	05/01/2024	101,397
100,000	Kinder Morgan, Inc.	4.300	06/01/2025	101,118
100,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	101,125
100,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	96,332
100,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	101,350
89,394	Ruby Pipeline LLC(a)	6.000	04/01/2022	93,370
100,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	106,793
100,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	123,200
100,000	Western Gas Partners LP	4.000	07/01/2022	99,650

				2,047,298

	Private Equity—0.2%
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	102,079

	Real Estate—0.2%
100,000	CBRE Services, Inc.	4.875	03/01/2026	104,085

	REITs—2.6%
100,000	Brixmor Operating Partnership LP	3.850	02/01/2025	97,349
100,000	Crown Castle International Corp.	5.250	01/15/2023	105,316
100,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	101,500
100,000	Digital Realty Trust LP	3.700	08/15/2027	96,270
100,000	ERP Operating LP	4.625	12/15/2021	103,740
100,000	iStar, Inc.	4.625	09/15/2020	99,750
100,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	105,930
100,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	100,130
100,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	102,000
100,000	Select Income REIT	4.500	02/01/2025	97,295
100,000	Simon Property Group LP	4.375	03/01/2021	102,741
100,000	Starwood Property Trust, Inc.	5.000	12/15/2021	101,000
100,000	Washington Prime Group LP	5.950	08/15/2024	97,109

				1,310,130

	Retail—2.5%
100,000	Autonation, Inc.	4.500	10/01/2025	100,338
100,000	Best Buy Co., Inc.	5.500	03/15/2021	105,210
100,000	Costco Wholesale Corp.	2.150	05/18/2021	98,189
100,000	GameStop Corp.(a)	6.750	03/15/2021	101,000
100,000	Gap, Inc. (The)	5.950	04/12/2021	104,668
100,000	Home Depot, Inc. (The)	2.000	04/01/2021	97,605
100,000	L Brands, Inc.	5.625	02/15/2022	101,625
100,000	Lowe’s Cos., Inc.	3.100	05/03/2027	96,166
100,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	100,500
100,000	QVC, Inc.	4.375	03/15/2023	99,005
150,000	Signet UK Finance PLC	4.700	06/15/2024	141,078
100,000	TJX Cos., Inc. (The)	2.250	09/15/2026	91,413

				1,236,797

	Semiconductors—1.1%
100,000	Applied Materials, Inc.	3.300	04/01/2027	97,899
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	93,724
100,000	Lam Research Corp.	2.800	06/15/2021	98,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Semiconductors (continued)
$100,000	Microchip Technology, Inc.(a)	3.922%	06/01/2021	$99,999
150,000	QUALCOMM, Inc.	3.000	05/20/2022	148,279

				538,568

	Software—1.6%
100,000	Electronic Arts, Inc.	3.700	03/01/2021	101,330
100,000	Infor US, Inc.(a)	5.750	08/15/2020	101,625
100,000	IQVIA, Inc.(a)	4.875	05/15/2023	100,750
200,000	Marble II Pte Ltd. (Singapore)(a)	5.300	06/20/2022	196,052
100,000	Microsoft Corp.	3.300	02/06/2027	99,244
100,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	100,062
100,000	Oracle Corp.	1.900	09/15/2021	96,841

				795,904

	Telecommunications—1.2%
100,000	Anixter, Inc.	5.125	10/01/2021	103,250
100,000	CenturyLink, Inc., Series T	5.800	03/15/2022	102,720
100,000	Cisco Systems, Inc.	2.200	02/28/2021	98,394
100,000	Level 3 Financing, Inc.	5.375	08/15/2022	101,250
100,000	Motorola Solutions, Inc.	3.750	05/15/2022	99,935
100,000	Qwest Corp.	6.750	12/01/2021	107,379

				612,928

	Textiles—0.2%
100,000	Cintas Corp. No. 2	3.700	04/01/2027	99,289

	Transportation—1.0%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	102,817
100,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	99,380
100,000	Union Pacific Corp.	4.163	07/15/2022	103,359
100,000	United Parcel Service, Inc.	3.125	01/15/2021	100,602
100,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	103,672

				509,830

	Trucking & Leasing—0.3%
150,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	145,865

	Total Corporate Bonds and Notes (Cost $32,849,776)			32,903,335

	U.S. Government Sponsored Agency Mortgage-Backed Securities—20.0%
	Collateralized Mortgage Obligations—20.0%
144,208	Federal Home Loan Mortgage Corp. (FHLMC)	5.000	08/01/2044	153,674
203,292	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	05/01/2046	197,118
261,517	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2046	253,490
267,890	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2047	259,514
263,294	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2047	262,223
279,863	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	09/01/2047	278,659
283,491	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	282,260
367,562	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2047	374,873
285,361	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	11/01/2047	284,111
196,358	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	03/01/2048	190,455
291,550	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	291,176
290,927	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	289,968
244,938	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	06/01/2048	250,873
393,348	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	409,081
297,456	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/01/2048	303,300
100,000	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	101,965
383,555	Federal National Mortgage Association (FNMA)	3.000	10/01/2046	371,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value

	U.S. Government Sponsored Agency Mortgage-Backed Securities (continued)
	Collateralized Mortgage Obligations (continued)
$358,210	Federal National Mortgage Association (FNMA)	3.000%	01/01/2047	$347,064
361,972	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	350,709
384,241	Federal National Mortgage Association (FNMA)	3.000	04/01/2047	372,346
174,294	Federal National Mortgage Association (FNMA)	4.000	07/01/2047	177,633
223,951	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	228,235
378,442	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	376,646
287,171	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	285,807
189,757	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	193,493
285,850	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	284,494
288,096	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	286,729
190,075	Federal National Mortgage Association (FNMA)	4.000	01/01/2048	193,704
294,274	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	293,969
392,414	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	391,980
572,326	Federal National Mortgage Association (FNMA)	4.500	02/01/2048	594,802
291,417	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	290,034
393,772	Federal National Mortgage Association (FNMA)	4.000	06/01/2048	401,291
396,005	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	403,567

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,992,957)			10,027,120

	U.S. Treasury Securities—10.0%
	U.S. Treasury Bonds—10.0%
100,000	U.S. Treasury Bond	5.500%	08/15/2028	122,764
100,000	U.S. Treasury Bond	6.250	05/15/2030	133,389
100,000	U.S. Treasury Bond	4.500	02/15/2036	121,920
100,000	U.S. Treasury Bond	5.000	05/15/2037	130,062
100,000	U.S. Treasury Bond	4.500	05/15/2038	123,461
100,000	U.S. Treasury Bond	4.625	02/15/2040	126,309
200,000	U.S. Treasury Bond	4.375	05/15/2040	244,902
200,000	U.S. Treasury Bond	3.875	08/15/2040	229,066
200,000	U.S. Treasury Bond	4.250	11/15/2040	241,250
200,000	U.S. Treasury Bond	4.750	02/15/2041	257,863
200,000	U.S. Treasury Bond	4.375	05/15/2041	245,816
200,000	U.S. Treasury Bond	3.750	08/15/2041	225,289
200,000	U.S. Treasury Bond	3.125	11/15/2041	204,535
200,000	U.S. Treasury Bond	3.125	02/15/2042	204,543
200,000	U.S. Treasury Bond	3.000	05/15/2042	200,250
100,000	U.S. Treasury Bond	2.750	08/15/2042	95,748
200,000	U.S. Treasury Bond	3.625	02/15/2044	222,039
200,000	U.S. Treasury Bond	3.375	05/15/2044	213,250
200,000	U.S. Treasury Bond	2.500	02/15/2045	181,469
200,000	U.S. Treasury Bond	3.000	05/15/2045	199,809
200,000	U.S. Treasury Bond	2.875	08/15/2045	195,070
200,000	U.S. Treasury Bond	3.000	11/15/2045	199,785
150,000	U.S. Treasury Bond	2.500	02/15/2046	135,709
200,000	U.S. Treasury Bond	2.500	05/15/2046	180,852
100,000	U.S. Treasury Bond	2.250	08/15/2046	85,687
150,000	U.S. Treasury Bond	3.000	02/15/2047	149,851
200,000	U.S. Treasury Bond	2.750	08/15/2047	189,961
150,000	U.S. Treasury Bond	3.125	05/15/2048	153,516

	Total U.S. Treasury Securities (Cost $4,935,245)			5,014,165

	Sovereign Debt Obligations—3.5%
	Brazil—0.3%
200,000	Brazilian Government International Bond	4.625	01/13/2028	177,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Chile—0.4%
$200,000	Chile Government International Bond	3.125%	01/21/2026	$193,445

	Colombia—0.4%
200,000	Colombia Government International Bond	4.375	07/12/2021	205,150

	Indonesia—0.4%
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	207,038

	Mexico—0.4%
200,000	Mexico Government International Bond, GMTN	4.125	01/21/2026	198,700

	Poland—0.4%
100,000	Republic of Poland Government International Bond	5.000	03/23/2022	105,567
100,000	Republic of Poland Government International Bond	3.000	03/17/2023	98,440

				204,007

	Russia—0.4%
200,000	Russian Foreign Bond—Eurobond(a)	4.500	04/04/2022	202,349

	South Africa—0.2%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	103,943

	Turkey—0.2%
100,000	Turkey Government International Bond	7.375	02/05/2025	91,600

	United Arab Emirates—0.4%
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	194,294

	Total Sovereign Debt Obligations (Cost $1,801,808)			1,778,178

Number of Shares
	Money Market Fund—0.5%
267,896	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $267,896)			267,896

	Total Investments in Securities (Cost $49,847,682)—99.5%			49,990,694
	Other assets less liabilities—0.5%			259,116

	Net Assets—100.0%			$50,249,810

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $8,948,057, which represented 17.81% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

(This Page Intentionally Left Blank)

67

Statements of Assets and Liabilities

August 31, 2018

	Invesco Corporate Income Defensive ETF (IHYD)	Invesco Corporate Income Value ETF (IHYV)	Invesco Emerging Markets Debt Defensive ETF (IEMD)	Invesco Emerging Markets Debt Value ETF (IEMV)
Assets:
Unaffiliated investments in securities, at value	$12,306,993	$12,359,966	$24,424,274	$36,252,369
Affiliated investments in securities, at value	145,941	145,797	—	92,604
Cash	—	58,246	618,112	1,044,983
Receivables:
Investments sold	411,122	699,773	197,705	—
Dividends and interest	174,185	212,921	302,031	438,800
Foreign tax reclaims	133	243	—	2,338

Total Assets	13,038,374	13,476,946	25,542,122	37,831,094

Liabilities:
Payables:
Investments purchased	448,105	915,230	617,915	1,044,983
Accrued unitary management fees	2,433	2,440	6,141	9,115

Total Liabilities	450,538	917,670	624,056	1,054,098

Net Assets	$12,587,836	$12,559,276	$24,918,066	$36,776,996

Net Assets Consist of:
Shares of beneficial interest	$12,514,097	$12,520,168	$25,018,757	$37,527,850
Undistributed net investment income.	23,539	33,748	35,237	75,821
Undistributed net realized gain (loss)	2,648	(14,794)	(35,695)	(14,534)
Net unrealized appreciation (depreciation)	47,552	20,154	(100,233)	(812,141)

Net Assets	$12,587,836	$12,559,276	$24,918,066	$36,776,996

Shares outstanding (unlimited amount authorized, $0.01 par value)	500,001	500,001	1,000,001	1,500,001
Net asset value	$25.18	$25.12	$24.92	$24.52

Market price	$25.18	$25.13	$24.94	$24.53

Unaffiliated investments in securities, at cost	$12,259,441	$12,339,812	$24,524,507	$37,064,510

Affiliated investments in securities, at cost	$145,941	$145,797	$—	$92,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)	Invesco Multi-Factor Core Fixed Income ETF (IMFC)	Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

$6,206,229	$6,158,011	$25,026,682	$49,722,798
152,250	99,521	255,537	267,896
—	—	125,260	214,567

98,506	292,118	654,416	1,212,585
55,922	66,234	130,855	475,555
—	—	—	335

6,512,907	6,615,884	26,192,750	51,893,736

221,353	307,905	1,036,149	1,637,490
664	788	2,498	6,436

222,017	308,693	1,038,647	1,643,926

$6,290,890	$6,307,191	$25,154,103	$50,249,810

$6,250,025	$6,250,025	$25,000,284	$50,020,273
8,941	10,600	36,514	83,937
2,018	4,976	3,168	2,588
29,906	41,590	114,137	143,012

$6,290,890	$6,307,191	$25,154,103	$50,249,810

250,001	250,001	1,000,001	2,000,001
$25.16	$25.23	$25.15	$25.12

$25.17	$25.23	$25.15	$25.12

$6,176,323	$6,116,421	$24,912,545	$49,579,786

$152,250	$99,521	$255,537	$267,896

69

Statements of Operations

For the period ended August 31, 2018(a)

	Invesco Corporate Income Defensive ETF (IHYD)	Invesco Corporate Income Value ETF (IHYV)	Invesco Emerging Markets Debt Defensive ETF (IEMD)	Invesco Emerging Markets Debt Value ETF (IEMV)
Investment Income:
Unaffiliated interest income	$55,341	$79,863	$90,121	$184,398
Affiliated dividend income	1,052	988	1,149	1,285
Foreign withholding tax	—	(155)	(2,913)	(7,760)

Total Income	56,393	80,696	88,357	177,923

Expenses:
Unitary management fees	3,008	3,003	7,531	11,209

Less: Waivers	(24)	(10)	(1)	(7)

Net Expenses	2,984	2,993	7,530	11,202

Net Investment Income	53,409	77,703	80,827	166,721

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	2,648	(14,794)	(35,695)	(14,534)

Net change in unrealized appreciation (depreciation) on investment securities	47,552	20,154	(100,233)	(812,141)

Net realized and unrealized gain (loss)	50,200	5,360	(135,928)	(826,675)

Net increase (decrease) in net assets resulting from operations	$103,609	$83,063	$(55,101)	$(659,954)

(a)	For the period July 23, 2018 (commencement of investment operations) through August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)	Invesco Multi-Factor Core Fixed Income ETF (IMFC)	Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

$20,745	$24,842	$80,421	$191,879
741	599	3,717	4,633
—	—	—	(577)

21,486	25,441	84,138	195,935

849	852	3,136	8,357

(34)	(19)	(173)	(593)

815	833	2,963	7,764

20,671	24,608	81,175	188,171

2,018	4,976	3,057	2,474

29,906	41,590	114,137	143,012

31,924	46,566	117,194	145,486

$52,595	$71,174	$198,369	$333,657

71

Statements of Changes in Net Assets

For the period ended August 31, 2018(a)

	Invesco Corporate Income Defensive ETF (IHYD)	Invesco Corporate Income Value ETF (IHYV)	Invesco Emerging Markets Debt Defensive ETF (IEMD)	Invesco Emerging Markets Debt Value ETF (IEMV)
	2018	2018	2018	2018
Operations:
Net investment income	$53,409	$77,703	$80,827	$166,721
Net realized gain (loss)	2,648	(14,794)	(35,695)	(14,534)
Net change in unrealized appreciation (depreciation)	47,552	20,154	(100,233)	(812,141)

Net increase (decrease) in net assets resulting from operations	103,609	83,063	(55,101)	(659,954)

Distributions to Shareholders from:
Net investment income	(29,870)	(43,955)	(45,590)	(90,900)

Shareholder Transactions:
Proceeds from shares sold	12,500,025	12,500,025	25,000,025	37,500,025
Transaction fees	14,072	20,143	18,732	27,825

Net increase in net assets resulting from shares transactions	12,514,097	12,520,168	25,018,757	37,527,850

Increase in Net Assets	12,587,836	12,559,276	24,918,066	36,776,996

Net Assets:
Beginning of period	—	—	—	—

End of period	$12,587,836	$12,559,276	$24,918,066	$36,776,996

Undistributed net investment income at end of period	$23,539	$33,748	$35,237	$75,821

Changes in Shares Outstanding:
Shares sold	500,001	500,001	1,000,001	1,500,001
Shares outstanding, beginning of period	—	—	—	—

Shares outstanding, end of period	500,001	500,001	1,000,001	1,500,001

(a)	For the period July 23, 2018 (commencement of investment operations) through August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)	Invesco Multi-Factor Core Fixed Income ETF (IMFC)	Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)
2018	2018	2018	2018

$20,671	$24,608	$81,175	$188,171
2,018	4,976	3,057	2,474
29,906	41,590	114,137	143,012

52,595	71,174	198,369	333,657

(11,730)	(14,008)	(44,550)	(104,120)

6,250,025	6,250,025	25,000,025	50,000,025
—	—	259	20,248

6,250,025	6,250,025	25,000,284	50,020,273

6,290,890	6,307,191	25,154,103	50,249,810

—	—	—	—

$6,290,890	$6,307,191	$25,154,103	$50,249,810

$8,941	$10,600	$36,514	$83,937

250,001	250,001	1,000,001	2,000,001
—	—	—	—

250,001	250,001	1,000,001	2,000,001

73

Financial Highlights

Invesco Corporate Income Defensive ETF (IHYD)

	For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.11
Net realized and unrealized gain	0.10
Total from investment operations	0.21
Distributions to shareholders from:
Net investment income	(0.06)
Transaction fees(b)	0.03
Net asset value at end of period	$25.18
Market price at end of period(c)	$25.18
Net Asset Value, Total Return(d)	0.96	%(e)
Market Price Total Return(d)	0.96	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,588
Ratio to average net assets of:
Expenses	0.23	%(f)
Net investment income	4.08	%(f)
Portfolio turnover rate(g)	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.84%. The market price total return from Fund Inception to August 31, 2018 was 1.04%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights (continued)

Invesco Corporate Income Value ETF (IHYV)

	For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.16
Net realized and unrealized gain	0.01
Total from investment operations	0.17
Distributions to shareholders from:
Net investment income	(0.09)
Transaction fees(b)	0.04
Net asset value at end of period	$25.12
Market price at end of period(c)	$25.13
Net Asset Value, Total Return(d)	0.83	%(e)
Market Price Total Return(d)	0.87	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,559
Ratio to average net assets of:
Expenses	0.23	%(f)
Net investment income	5.95	%(f)
Portfolio turnover rate(g)	14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.71%. The market price total return from Fund Inception to August 31, 2018 was 0.91%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights (continued)

Invesco Emerging Markets Debt Defensive ETF (IEMD)

	For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.08
Net realized and unrealized gain (loss)	(0.13)
Total from investment operations	(0.05)
Distributions to shareholders from:
Net investment income	(0.05)
Transaction fees(b)	0.02
Net asset value at end of period	$24.92
Market price at end of period(c)	$24.94
Net Asset Value, Total Return(d)	(0.14	)%(e)
Market Price Total Return(d)	(0.06	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$24,918
Ratio to average net assets of:
Expenses	0.29	%(f)
Net investment income	3.11	%(f)
Portfolio turnover rate(g)	47%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was (0.10)%. The market price total return from Fund Inception to August 31, 2018 was (0.06)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights (continued)

Invesco Emerging Markets Debt Value ETF (IEMV)

	For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.11
Net realized and unrealized gain (loss)	(0.55)
Total from investment operations	(0.44)
Distributions to shareholders from:
Net investment income	(0.06)
Transaction fees(b)	0.02
Net asset value at end of period	$24.52
Market price at end of period(c)	$24.53
Net Asset Value, Total Return(d)	(1.68	)%(e)
Market Price Total Return(d)	(1.64	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$36,777
Ratio to average net assets of:
Expenses	0.29	%(f)
Net investment income	4.31	%(f)
Portfolio turnover rate(g)	42%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was (1.72)%. The market price total return from Fund Inception to August 31, 2018 was (1.75)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights (continued)

Invesco Investment Grade Defensive ETF (IIGD)

	For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.08
Net realized and unrealized gain	0.13
Total from investment operations	0.21
Distributions to shareholders from:
Net investment income	(0.05)
Net asset value at end of period	$25.16
Market price at end of period(c)	$25.17
Net Asset Value, Total Return(d)	0.83	%(e)
Market Price Total Return(d)	0.87	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,291
Ratio to average net assets of:
Expenses, after Waivers	0.12	%(f)
Expenses, prior to Waivers	0.13	%(f)
Net investment income	3.16	%(f)
Portfolio turnover rate(g)	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.67%. The market price total return from Fund Inception to August 31, 2018 was 0.83%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights (continued)

Invesco Investment Grade Value ETF (IIGV)

	For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.10
Net realized and unrealized gain	0.19
Total from investment operations	0.29
Distributions to shareholders from:
Net investment income	(0.06)
Net asset value at end of period	$25.23
Market price at end of period(c)	$25.23
Net Asset Value, Total Return(d)	1.14	%(e)
Market Price Total Return(d)	1.14	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,307
Ratio to average net assets of:
Expenses	0.13	%(f)
Net investment income	3.76	%(f)
Portfolio turnover rate(g)	16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.78%. The market price total return from Fund Inception to August 31, 2018 was 0.78%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights (continued)

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

	For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.08
Net realized and unrealized gain	0.11
Total from investment operations	0.19
Distributions to shareholders from:
Net investment income	(0.04)
Transaction fees(b)	0.00	(c)
Net asset value at end of period	$25.15
Market price at end of period(d)	$25.15
Net Asset Value, Total Return(e)	0.78	%(f)
Market Price Total Return(e)	0.78	%(f)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$25,154
Ratio to average net assets of:
Expenses, after Waivers	0.11	%(g)
Expenses, prior to Waivers	0.12	%(g)
Net investment income	3.11	%(g)
Portfolio turnover rate(h)	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.58%. The market price total return from Fund Inception to August 31, 2018 was 0.74%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights (continued)

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

	For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.09
Net realized and unrealized gain	0.07
Total from investment operations	0.16
Distributions to shareholders from:
Net investment income	(0.05)
Transaction fees(b)	0.01
Net asset value at end of period	$25.12
Market price at end of period(c)	$25.12
Net Asset Value, Total Return(d)	0.69	%(e)
Market Price Total Return(d)	0.69	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$50,250
Ratio to average net assets of:
Expenses, after Waivers	0.15	%(f)
Expenses, prior to Waivers	0.16	%(f)
Net investment income	3.60	%(f)
Portfolio turnover rate(g)	9%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.49%. The market price total return from Fund Inception to August 31, 2018 was 0.53%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

August 31, 2018

Note 1. Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), formerly PowerShares Exchange-Traded Self-Indexed Fund Trust, was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Corporate Income Defensive ETF (IHYD)*	“Corporate Income Defensive ETF”
Invesco Corporate Income Value ETF (IHYV)*	“Corporate Income Value ETF”
Invesco Emerging Markets Debt Defensive ETF (IEMD)*	“Emerging Markets Debt Defensive ETF”
Invesco Emerging Markets Debt Value ETF (IEMV)*	“Emerging Markets Debt Value ETF”
Invesco Investment Grade Defensive ETF (IIGD)*	“Investment Grade Defensive ETF”
Invesco Investment Grade Value ETF (IIGV)*	“Investment Grade Value ETF”
Invesco Multi-Factor Core Fixed Income ETF (IMFC)*	“Multi-Factor Core Fixed Income ETF”
Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)*	“Multi-Factor Core Plus Fixed Income ETF”

*	Commenced operations on July 23, 2018.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective Index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Corporate Income Defensive ETF	Invesco High Yield Defensive Index
Corporate Income Value ETF	Invesco High Yield Value Index
Emerging Markets Debt Defensive ETF	Invesco Emerging Markets Debt Defensive Index
Emerging Markets Debt Value ETF	Invesco Emerging Markets Debt Value Index
Investment Grade Defensive ETF	Invesco Investment Grade Defensive Index
Investment Grade Value ETF	Invesco Investment Grade Value Index
Multi-Factor Core Fixed Income ETF	Invesco Multi-Factor Core Index
Multi-Factor Core Plus Fixed Income ETF	Invesco Multi-Factor Core Plus Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices

82

from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit

83

creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for each Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Changing Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and possible continued fluctuations in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Funds’ transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Diversified Fund Risk. Each fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. To the extent that a Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Each Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for

84

cash, rather than principally in-kind, due to the nature of each Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, each Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between the Fund and conventional ETFs.

Foreign Investment Risk. For Emerging Markets Debt Defensive ETF, Emerging Markets Debt Value ETF and Multi-Factor Core Plus Fixed Income ETF, investments in the securities of non-U.S issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Valuation Risk. For Emerging Markets Debt Defensive ETF, Emerging Markets Debt Value ETF and Multi-Factor Core Plus Fixed Income ETF, financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

Global Bonds Risk. Emerging Markets Debt Defensive ETF, Emerging Markets Debt Value ETF and Multi-Factor Core Plus Fixed Income ETF invest in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund

85

may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss

86

from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following rates:

% of Average Daily Net Assets
Corporate Income Defensive ETF	0.23%
Corporate Income Value ETF	0.23%
Emerging Markets Debt Defensive ETF	0.29%
Emerging Markets Debt Value ETF	0.29%
Investment Grade Defensive ETF	0.13%
Investment Grade Value ETF	0.13%
Multi-Factor Core Fixed Income ETF	0.12%
Multi-Factor Core Plus Fixed Income ETF	0.16%

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the period July 23, 2018 to August 31, 2018, the Adviser waived fees for each Fund in the following amounts:

Corporate Income Defensive ETF	$24
Corporate Income Value ETF	10
Emerging Markets Debt Defensive ETF	1
Emerging Markets Debt Value ETF	7
Investment Grade Defensive ETF	34
Investment Grade Value ETF	19
Multi-Factor Core Fixed Income ETF	173
Multi-Factor Core Plus Fixed Income ETF	593

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

87

Note 4. Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period July 23, 2018 to August 31, 2018, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gain (Loss)
Corporate Income Defensive ETF	$40,200	$—	$—
Corporate Income Value ETF	—	40,200	200
Investment Grade Defensive ETF	99,040	—	—
Investment Grade Value ETF	—	99,040	282

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of August 31, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the period July 23, 2018 to August 31, 2018, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Corporate Income Defensive ETF
Investments in Securities
Corporate Bonds	$—	$12,306,993	$—	$12,306,993
Money Market Fund	145,941	—	—	145,941

Total Investments	$145,941	$12,306,993	$—	$12,452,934

Corporate Income Value ETF
Investments in Securities
Corporate Bonds	$—	$12,359,966	$—	$12,359,966
Money Market Fund	145,797	—	—	145,797

Total Investments	$145,797	$12,359,966	$—	$12,505,763

Emerging Markets Debt Value ETF
Investments in Securities
Corporate Bonds	$—	$23,709,851	$—	$23,709,851
Sovereign Debt Obligations	—	12,542,518	—	12,542,518
Money Market Fund	92,604	—	—	92,604

Total Investments	$92,604	$36,252,369	$—	$36,344,973

88

	Level 1	Level 2	Level 3	Total
Investment Grade Defensive ETF
Investments in Securities
Corporate Bonds	$—	$6,206,229	$—	$6,206,229
Money Market Fund	152,250	—	—	152,250

Total Investments	$152,250	$6,206,229	$—	$6,358,479

Investment Grade Value ETF
Investments in Securities
Corporate Bonds	$—	$6,158,011	$—	$6,158,011
Money Market Fund	99,521	—	—	99,521

Total Investments	$99,521	$6,158,011	$—	$6,257,532

Multi-Factor Core Fixed Income ETF
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$10,037,952	$—	$10,037,952
U.S. Treasury Securities	—	7,513,355	—	7,513,355
Corporate Bonds and Notes	—	7,475,375	—	7,475,375
Money Market Fund	255,537	—	—	255,537

Total Investments	$255,537	$25,026,682	$—	$25,282,219

Multi-Factor Core Plus Fixed Income ETF
Investments in Securities
Corporate Bonds and Notes	$—	$32,903,335	$—	$32,903,335
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	10,027,120	—	10,027,120
U.S. Treasury Securities	—	5,014,165	—	5,014,165
Sovereign Debt Obligations	—	1,778,178	—	1,778,178
Money Market Fund	267,896	—	—	267,896

Total Investments	$267,896	$49,722,798	$—	$49,990,694

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Period July 23, 2018 to August 31, 2018:

2018
Ordinary Income
Corporate Income Defensive ETF	$29,870
Corporate Income Value ETF	43,955
Emerging Markets Debt Defensive ETF	45,590
Emerging Markets Debt Value ETF	90,900
Investment Grade Defensive ETF	11,730
Investment Grade Value ETF	14,008
Multi-Factor Core Fixed Income ETF	44,550
Multi-Factor Core Plus Fixed Income ETF	104,120

Tax Components of Net Assets at Fiscal Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)— Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Corporate Income Defensive ETF	$26,187	$47,552	$—	$12,514,097	$12,587,836
Corporate Income Value ETF	33,748	19,689	(14,329)	12,520,168	12,559,276
Emerging Markets Debt Defensive ETF	35,237	(100,233)	(35,695)	25,018,757	24,918,066
Emerging Markets Debt Value ETF	75,821	(812,141)	(14,534)	37,527,850	36,776,996
Investment Grade Defensive ETF	10,959	29,906	—	6,250,025	6,290,890
Investment Grade Value ETF	15,576	41,590	—	6,250,025	6,307,191
Multi-Factor Core Fixed Income ETF	39,682	114,137	—	25,000,284	25,154,103
Multi-Factor Core Plus Fixed Income ETF	86,525	143,012	—	50,020,273	50,249,810

89

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of August 31, 2018:

	Post-effective/ no expiration
	Short-Term	Long-Term	Total*
Corporate Income Defensive ETF	$—	$—	$—
Corporate Income Value ETF	14,329	—	14,329
Emerging Markets Debt Defensive ETF	35,695	—	35,695
Emerging Markets Debt Value ETF	14,534	—	14,534
Investment Grade Defensive ETF	—	—	—
Investment Grade Value ETF	—	—	—
Multi-Factor Core Fixed Income ETF	—	—	—
Multi-Factor Core Plus Fixed Income ETF	—	—	—

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the period July 23, 2018 to August 31, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Corporate Income Defensive ETF	$13,238,961	$973,588
Corporate Income Value ETF	14,074,054	1,777,669
Emerging Markets Debt Defensive ETF	36,246,736	11,673,753
Emerging Markets Debt Value ETF	52,504,634	15,428,985
Investment Grade Defensive ETF	6,766,642	594,262
Investment Grade Value ETF	7,072,909	963,129
Multi-Factor Core Fixed Income ETF	18,366,020	929,084
Multi-Factor Core Plus Fixed Income ETF	49,177,717	4,526,280

For the period July 23, 2018 to August 31, 2018, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the Multi-Factor Core Fixed Income ETF amounted to $7,876,483 and $405,832, respectively and for the Multi-Factor Core Plus Fixed Income ETF amounted to $4,936,737 and $0, respectively.

At August 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Corporate Income Defensive ETF	$63,670	$(16,118)	$47,552	$12,405,382
Corporate Income Value ETF	90,698	(71,009)	19,689	12,486,074
Emerging Markets Debt Defensive ETF	11,908	(112,141)	(100,233)	24,524,507
Emerging Markets Debt Value ETF	53,190	(865,331)	(812,141)	37,157,114
Investment Grade Defensive ETF	30,384	(478)	29,906	6,328,573
Investment Grade Value ETF	49,102	(7,512)	41,590	6,215,942
Multi-Factor Core Fixed Income ETF	114,991	(854)	114,137	25,168,082
Multi-Factor Core Plus Fixed Income ETF	288,495	(145,483)	143,012	49,847,682

90

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and expired capital loss carryforwards, amounts were reclassified between undistributed net investment income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets of each Fund. For the period July 23, 2018 to August 31, 2018, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Corporate Income Defensive ETF	$—	$—	$—
Corporate Income Value ETF	—	—	—
Emerging Markets Debt Defensive ETF	—	—	—
Emerging Markets Debt Value ETF	—	—	—
Investment Grade Defensive ETF	—	—	—
Investment Grade Value ETF	—	—	—
Multi-Factor Core Fixed Income ETF	(111)	111	—
Multi-Factor Core Plus Fixed Income ETF	(114)	114	—

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 100,000 Shares (50,000 Shares for Investment Grade Defensive ETF and Investment Grade Value ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally in exchange for the deposit or delivery of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”).

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

91

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco Corporate Income Defensive ETF, Invesco Corporate Income Value ETF, Invesco Emerging Markets Debt Defensive ETF, Invesco Emerging Markets Debt Value ETF, Invesco Investment Grade Defensive ETF, Invesco Investment Grade Value ETF, Invesco Multi-Factor Core Fixed Income ETF and Invesco Multi-Factor Core Plus Fixed Income ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Corporate Income Defensive ETF, Invesco Corporate Income Value ETF, Invesco Emerging Markets Debt Defensive ETF, Invesco Emerging Markets Debt Value ETF, Invesco Investment Grade Defensive ETF, Invesco Investment Grade Value ETF, Invesco Multi-Factor Core Fixed Income ETF and Invesco Multi-Factor Core Plus Fixed Income ETF (eight of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 23, 2018 (commencement of investment operations) through August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period July 23, 2018 (commencement of investment operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Chicago, Illinois

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

92

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018(1)	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
Invesco Corporate Income Defensive ETF (IHYD)
Actual	$1,000.00	$1,009.60	0.23%	$0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.23	1.17
Invesco Corporate Income Value ETF (IHYV)
Actual	1,000.00	1,008.30	0.23	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.23	1.17
Invesco Emerging Markets Debt Defensive ETF (IEMD)
Actual	1,000.00	998.60	0.29	0.32
Hypothetical (5% return before expenses)	1,000.00	1,023.74	0.29	1.48
Invesco Emerging Markets Debt Value ETF (IEMV)
Actual	1,000.00	983.20	0.29	0.32
Hypothetical (5% return before expenses)	1,000.00	1,023.74	0.29	1.48
Invesco Investment Grade Defensive ETF (IIGD)
Actual	1,000.00	1,008.30	0.12	0.13
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.12	0.61
Invesco Investment Grade Value ETF (IIGV)
Actual	1,000.00	1,011.40	0.13	0.14
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.13	0.66

93

Fees and Expenses (continued)

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018(1)	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
Invesco Multi-Factor Core Fixed Income ETF (IMFC)
Actual	$1,000.00	$1,007.80	0.11%	$0.12
Hypothetical (5% return before expenses)	1,000.00	1,024.65	0.11	0.56
Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)
Actual	1,000.00	1,006.90	0.15	0.16
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77

(1)

The actual ending account value is based on the actual total return of the Fund for the period July 23, 2018 (commencement of investment operations) through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period July 23, 2018 (commencement of investment operations) to August 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 40/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

94

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended August 31, 2018:

	Qualified Dividend Income*	Dividends-Received Deduction*	Qualified Interest Income*
Invesco Corporate Income Defensive ETF	0%	0%	98%
Invesco Corporate Income Value ETF	0%	0%	97%
Invesco Emerging Markets Debt Defensive ETF	0%	0%	0%
Invesco Emerging Markets Debt Value ETF	0%	0%	0%
Invesco Investment Grade Defensive ETF	0%	0%	100%
Invesco Investment Grade Value ETF	0%	0%	100%
Invesco Multi-Factor Core Fixed Income ETF	0%	0%	100%
Invesco Multi-Factor Core Plus Fixed Income ETF	0%	0%	88%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal period.

95

Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2016	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	221	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017-Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	221	None

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee and Trustee since 2016	Senior Director of Finance, By The Hand Club for Kids (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	221	None

Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee and Trustee since 2016	Managing Partner, RDG Funds LLC (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	221	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

96

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	221	None

Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman and Trustee since 2016	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); President and Chief Executive Officer, Stone Pillar Investments, Ltd. (2016-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	221	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

97

Trustees and Officers (continued)

The Unaffiliated Trustee, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Unaffiliated Trustee and the other directorships, if any, held by the Unaffiliated Trustee are shown below.

Name, Address and Year of Birth of Unaffiliated Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Unaffiliated Trustee	Other Directorships Held by Unaffiliated Trustee During the Past 5 Years
Philip M. Nussbaum***—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Chairman, Performance Trust Capital Partners (2004-Present).	221	None

*	This is the date the Unaffiliated Trustee began serving the Trust. The Unaffiliated Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.
***	Effective September 19, 2018, Mr. Nussbaum resigned from the Board of Trustees of the Trust.

98

Trustees and Officers (continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2015	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008-Present), Invesco Group Services, Inc., Invesco Holding Company (US), Inc. and Invesco North American Holdings, Inc.; Director, Invesco Holding Company Limited (2007-Present); Executive Vice President (2008-Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC, Director and Executive Vice President, Invesco Finance, Inc. and Director, Invesco Finance PLC (2011-Present); Director and Secretary (2012-Present), Invesco Services (Bahamas) Private Limited; and Director and Executive Vice President (2014-Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	221	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

99

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2016	President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

100

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2015	Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco Capital Management LLC (2017-Present); Chief Compliance Officer of Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer at ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/Chief Financial Officer at Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

101

Board Considerations Regarding Approval of Investment Advisory Agreement

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco Emerging Markets Debt Defensive ETF

Invesco Emerging Markets Debt Value ETF

Invesco High Yield Defensive ETF

Invesco High Yield Value ETF

Invesco Investment Grade Defensive ETF

Invesco Investment Grade Value ETF

Invesco Multi-Factor Core Fixed Income ETF

Invesco Multi-Factor Core Plus Fixed Income ETF

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF

Invesco BulletShares 2021 USD Emerging Markets Debt ETF

Invesco BulletShares 2022 USD Emerging Markets Debt ETF

Invesco BulletShares 2023 USD Emerging Markets Debt ETF

Invesco BulletShares 2024 USD Emerging Markets Debt ETF

Invesco Strategic Developed ex-US ETF

Invesco Strategic Developed ex-US Small Company ETF

Invesco Strategic Emerging Markets ETF

Invesco Strategic US ETF

Invesco Strategic US Small Company ETF

At a meeting held on June 14, 2018, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for the funds listed above (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the proposed unitary advisory fees for Invesco BulletShares 2028 Corporate Bond ETF, Invesco Investment Grade Defensive ETF and Invesco Investment Grade Value ETF were compared to information on the median net expense ratios of peer funds in two Lipper classifications, Corporate Debt Funds A-Rated and Corporate Debt Funds BBB-Rated, that the proposed advisory fee for Invesco Strategic Developed ex-US ETF was compared to information on the median net expense ratios of peer funds in two Lipper classifications, International Multi-Cap Core Funds and International Large-Cap Core Funds and that the proposed advisory fee for Invesco Strategic US ETF was compared to information on the median net expense ratios of peer funds in two Lipper classifications, Multi-Cap Core Funds and Large-Cap Core Funds. The Trustees further noted that the fee data provided by the Adviser included only two passive peer ETFs and only one open-end index peer for certain Funds. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser for certain Funds included only two or three Adviser-identified selected peers.

102

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer group(s) and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)[1]	Open-End Index Fund Peer Group (Number of Peers)[2]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Emerging Markets Debt Defensive ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco Emerging Markets Debt Value ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco High Yield Defensive ETF	Lower than median (18)	N/A	Lower than median (158)	Lower than median (2)
Invesco High Yield Value ETF	Lower than median (18)	N/A	Lower than median (158)	Lower than median (2)
Invesco Investment Grade Defensive ETF (Corporate Debt Funds A-Rated Lipper Classification)	Higher than median (2)	Lower than median (1)	Lower than median (16)
Invesco Investment Grade Defensive ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)	Lower than median (3)
Invesco Investment Grade Value ETF (Corporate Debt Funds A-Rated Lipper Classification)	Higher than median (2)	Lower than median (1)	Lower than median (16)
Invesco Investment Grade Value ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)	Lower than median (3)
Invesco Multi-Factor Core Fixed Income ETF	Higher than median (8)	Lower than median (15)	Lower than median (121)	Lower than median (5)
Invesco Multi-Factor Core Plus Fixed Income ETF	N/A	Lower than median (1)	Lower than median (61)	Lower than median (5)
Invesco BulletShares 2028 Corporate Bond ETF (Corporate Debt Funds A-Rated Lipper Classification)	Lower than median (2)	Lower than median (1)	Lower than median (16)
Invesco BulletShares 2028 Corporate Bond ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)	Same as the median (9)
Invesco BulletShares 2026 High Yield Corporate Bond ETF	Higher than median (18)	N/A	Lower than median (158)	Higher than median (2)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2022 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2023 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2024 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco Strategic Developed ex-US ETF (International Multi-Cap Core Funds Lipper Classification)	Lower than median (29)	Lower than median (34)	Lower than median (65)
Invesco Strategic Developed ex-US ETF (International Large-Cap Core Funds Lipper Classification)	Lower than median (4)	Lower than median (6)	Lower than median (23)	Lower than median (7)
Invesco Strategic Developed ex-US Small Company ETF	Lower than median (4)	Lower than median (1)	Lower than median (21)	Lower than median (3)
Invesco Strategic Emerging Markets ETF	Lower than median (58)	Higher than median (10)	Lower than median (211)	Lower than median (9)
Invesco Strategic US ETF (Multi-Cap Core Funds Lipper Classification)	Lower than median (34)	Higher than median (22)	Lower than median (194)

103

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

Fund	ETF Peer Group (Number of Peers)[1]	Open-End Index Fund Peer Group (Number of Peers)[2]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Strategic US ETF (Large-Cap Core Funds Lipper Classification)	Lower than median (33)	Lower than median (26)	Lower than median (190)	Lower than median (11)
Invesco Strategic US Small Company ETF	Lower than median (29)	Same as median (30)	Lower than median (258)	Lower than median (10)

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable passive ETF fund peers. Those Funds have been designated with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

The Trustees noted that the proposed unitary advisory fee for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2018 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee by the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

104

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-AR-3	invesco.com/ETFs

Invesco Annual Report to Shareholders

August 31, 2018

BSCI	Invesco BulletShares 2018 Corporate Bond ETF
BSCJ	Invesco BulletShares 2019 Corporate Bond ETF
BSCK	Invesco BulletShares 2020 Corporate Bond ETF
BSCL	Invesco BulletShares 2021 Corporate Bond ETF
BSCM	Invesco BulletShares 2022 Corporate Bond ETF
BSCN	Invesco BulletShares 2023 Corporate Bond ETF
BSCO	Invesco BulletShares 2024 Corporate Bond ETF
BSCP	Invesco BulletShares 2025 Corporate Bond ETF
BSCQ	Invesco BulletShares 2026 Corporate Bond ETF
BSCR	Invesco BulletShares 2027 Corporate Bond ETF
BSCS	Invesco BulletShares 2028 Corporate Bond ETF
BSJI	Invesco BulletShares 2018 High Yield Corporate Bond ETF
BSJJ	Invesco BulletShares 2019 High Yield Corporate Bond ETF
BSJK	Invesco BulletShares 2020 High Yield Corporate Bond ETF
BSJL	Invesco BulletShares 2021 High Yield Corporate Bond ETF
BSJM	Invesco BulletShares 2022 High Yield Corporate Bond ETF
BSJN	Invesco BulletShares 2023 High Yield Corporate Bond ETF
BSJO	Invesco BulletShares 2024 High Yield Corporate Bond ETF
BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF
BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF

2

The Market Environment

Fixed Income

Throughout the fiscal period, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.9% at the close of the fiscal period, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the fiscal period to a range of 1.75% to 2.00% at the close of the fiscal period. This was accomplished with three 0.25% rate hikes in December 2017, and in March and June 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit—the decision by UK voters to leave the European Union. These headwinds could limit future Fed rate hikes in the near-term. The Bank of Japan and the European Central Bank maintained their negative interest rates in a continued attempt to stimulate growth and inflation by encouraging investors to spend rather than save. These actions continued to drive overseas investments into higher yielding segments of the fixed income markets.

The 10-year US Treasury yield continued to move upward at the start of the fiscal period and spiked in early 2018 due to the continued strength in the global economy, the rising risks of inflation and the high probability of additional Fed rate hikes throughout the fiscal period. Due to these factors, the 10-year US Treasury note declined steadily throughout the first quarter of 2018, resulting in higher government yields and a brief move above 3.00% before normalizing near the end of the fiscal period.3 The 10-year US Treasury yield ended the fiscal period at 2.86%, 74 basis points higher than at the beginning of the fiscal period.3 (A basis point is one one-hundredth of a percentage point.)

The broader bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, fell 1.05% for the fiscal period. Poor performance was largely attributable to the broad increase in US Treasury yields, a widening of credit spreads and reduced overseas bond purchase demand during the fiscal period. All four primary sectors of the Bloomberg Barclays U.S. Aggregate Bond Index—government-related, corporate, securitized and treasury—posted negative returns for the fiscal period.

[1]	Bureau of Labor Statistics
[2]	US Federal Reserve
[3]	US Treasury Department

3

BSCI	Manager’s Analysis
Invesco BulletShares 2018 Corporate Bond ETF (BSCI)

As an index fund, the Invesco BulletShares 2018 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2018 Index (the “2018 Index” or the “Index”). The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2018 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2018 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 0.59%. On a net asset value (“NAV”) basis, the Fund returned 0.59%. During the same time period, the Index returned 0.60%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the banking sector and most underweight in the consumer non-cyclical sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the communications sector as well as underweight the consumer non-cyclical sector as well as fees and operating expenses that the Fund incurred.

For the fiscal period ended August 31, 2018, the banking sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical and consumer cyclical sectors, respectively. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included US Treasury Bill maturing December 20, 2018, a U.S. treasury security (portfolio average weight of 13.47%), and Citigroup, Inc., 2.50% coupon, due 09/26/2018, a banks company (portfolio average weight of 1.40%). Positions that detracted most significantly from the Fund’s return during this period included Amgen, Inc., 6.15% coupon, due 06/01/2018, a biotechnology company (no longer held at fiscal period-end), and Fifth Third Bank Corp., 4.50% coupon, due 06/01/2018, a banking company (no longer held at fiscal period-end).

4

Invesco BulletShares 2018 Corporate Bond ETF (BSCI) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
U.S. Treasury Securities	37.5
Banks	23.7
Auto Manufacturers	5.6
Oil & Gas	4.2
Pharmaceuticals	3.6
Electric	2.9
Diversified Financial Services	2.5
Software	2.4
Retail	2.3
Computers	2.0
Machinery-Diversified	1.6
Telecommunications	1.2
Machinery-Construction & Mining	1.2
Beverages	1.1
Healthcare-Products	0.9
Cosmetics/Personal Care	0.8
Aerospace/Defense	0.8
Biotechnology	0.8
Hand/Machine Tools	0.8
Semiconductors	0.8
Pipelines	0.7
Investment Companies	0.7
Media	0.6
Agriculture	0.5
Money Market Fund Plus Other Assets Less Liabilities	0.8

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
U.S. Treasury Bill, 2.037%, 12/20/2018	7.8
U.S. Treasury Bill, 2.047%, 12/20/2018	6.8
U.S. Treasury Bill, 2.051%, 12/20/2018	5.4
U.S. Treasury Bill, 2.045%, 12/20/2018	4.4
U.S. Treasury Bill, 2.010%, 12/20/2018	4.3
U.S. Treasury Bill, 2.040%, 12/20/2018	4.0
U.S. Treasury Bill, 2.042%, 12/20/2018	3.5
Royal Bank of Canada, 2.000%, 10/01/2018	1.7
Toronto-Dominion Bank (The), GMTN, 2.625%, 09/10/2018	1.6
International Business Machines Corp., 7.625%, 10/15/2018	1.5
Total	41.0

*	Excluding money market fund holdings.

5

Invesco BulletShares 2018 Corporate Bond ETF (BSCI) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index						Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2018 Index	1.81%	1.98%	6.07%	2.47%	12.99%	2.90%	20.14%
Bloomberg Barclays U.S. Corporate Index	(1.01)	3.50	10.86	3.76	20.27	3.51	24.85
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.76	5.37	2.49	13.06	2.07	14.06
Fund
NAV Return	1.58	1.76	5.36	2.27	11.89	2.62	18.04
Market Price Return	1.48	1.64	5.00	2.18	11.40	2.60	17.96

Guggenheim BulletShares 2018 Corporate Bond ETF (the “Predecessor Fund”) Inception: March 28, 2012

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

6

BSCJ	Manager’s Analysis
Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)

As an index fund, the Invesco BulletShares 2019 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2019 Index (the “2019 Index” or the “Index”). The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2019 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2019 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 0.70%. On a net asset value (“NAV”) basis, the Fund returned 0.70%. During the same time period, the Index returned 0.68%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the banking sector and most underweight in the electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the communications sector as well as fees and operating expenses that the Fund incurred.

For the fiscal period ended August 31, 2018, the banking sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical and energy sectors, respectively. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Shire Acquisition Investments Ireland DAC, 1.90% coupon, due 09/23/2019, a pharmaceuticals company (portfolio average weight of 0.90%), and Bank of America Corp., Series L, 2.60% coupon, due 01/15/2019, a banks company (portfolio average weight of 0.95%). Positions that detracted most significantly from the Fund’s return during this period included Discovery Communications, 2.75% coupon, due 11/15/2019, a media company (portfolio average weight of 0.01%) (no longer held at fiscal period-end), and Micron Technology, Inc., 5.50% coupon, due 02/01/2025, a semiconductors company.

7

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	36.8
Oil & Gas	6.9
Pharmaceuticals	5.6
Telecommunications	5.6
Auto Manufacturers	5.4
Diversified Financial Services	4.5
Electric	2.7
Software	2.5
Media	2.3
Computers	2.3
Pipelines	2.1
Insurance	1.6
Healthcare-Products	1.6
Beverages	1.4
Chemicals	1.3
Healthcare-Services	1.3
Food	1.3
REITs	1.3
Retail	1.2
Biotechnology	1.1
Machinery-Construction & Mining	1.0
Cosmetics/Personal Care	1.0
Machinery-Diversified	1.0
Agriculture	0.9
Miscellaneous Manufacturing	0.9
Aerospace/Defense	0.8
Transportation	0.8
Semiconductors	0.6
Internet	0.6
Electronics	0.6
Home Builders	0.3
Office/Business Equipment	0.2
Environmental Control	0.2
Lodging	0.2
Mining	0.2
Advertising	0.1
Electrical Components & Equipment	0.1
Commercial Services	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.6

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Bank of America Corp., Series L, GMTN, 2.600%, 01/15/2019	0.9
Shire Acquisitions Investments Ireland Dac, 1.900%, 09/23/2019	0.9
Morgan Stanley, GMTN, 5.625%, 09/23/2019	0.9
JPMorgan Chase & Co., 6.300%, 04/23/2019	0.9
Goldman Sachs Group, Inc. (The), GMTN, 7.500%, 02/15/2019	0.8
Morgan Stanley, GMTN, 7.300%, 05/13/2019	0.8
Novartis Securities Investment Ltd., 5.125%, 02/10/2019	0.8
Credit Suisse AG, GMTN, 2.300%, 05/28/2019	0.7
Bank of America Corp., 7.625%, 06/01/2019	0.7
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/2019	0.7
Total	8.1

*	Excluding money market fund holdings.

8

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index						Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2019 Index	1.21%	2.21%	6.78%	2.93%	15.53%	3.21%	22.50%
Bloomberg Barclays U.S. Corporate Index	(1.01)	3.50	10.86	3.76	20.27	3.51	24.85
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.76	5.37	2.49	13.06	2.07	14.06
Fund
NAV Return	1.09	2.05	6.28	2.75	14.54	2.89	20.09
Market Price Return	1.04	1.99	6.10	2.70	14.27	2.91	20.27

Guggenheim BulletShares 2019 Corporate Bond ETF (the “Predecessor Fund”) Inception: March 28, 2012

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

9

BSCK	Manager’s Analysis
Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

As an index fund, the Invesco BulletShares 2020 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2020 Index (the “2020 Index” or the “Index”). The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2020 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2020 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 0.63%. On a net asset value (“NAV”) basis, the Fund returned 0.63%. During the same time period, the Index returned 0.62%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the banking sector and most underweight in the electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the communications sector, the REITs sector and energy sector as well as fees and operating expenses that the Fund incurred.

For the fiscal period ended August 31, 2018, the banking sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical and technology sectors, respectively. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included GE Capital International Funding Co. Unlimited Co., 2.342% coupon, due 11/15/2020, a diversified financial services company (portfolio average weight of 1.66%), and Allergan Funding SCS, Inc., 3.00% coupon, due 03/12/2020, a pharmaceuticals company (portfolio average weight of 0.94%). Positions that detracted most significantly from the Fund’s return during this period included Aflac, Inc., 2.40% coupon, due 03/16/2020, an insurance company (portfolio average weight of 0.14%), and Anheuser-Busch InBev Worldwide, Inc., 5.00 % coupon, due 04/15/2020, a food & beverage company (no longer held at fiscal period-end).

10

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	32.6
Diversified Financial Services	5.8
Oil & Gas	5.2
Pharmaceuticals	5.0
Auto Manufacturers	3.9
Media	3.1
Healthcare-Products	3.0
Computers	2.8
Telecommunications	2.8
Software	2.7
Pipelines	2.7
Biotechnology	2.5
Insurance	2.3
Retail	2.2
Beverages	2.2
Electric	2.1
Healthcare-Services	1.8
Aerospace/Defense	1.8
Chemicals	1.7
Semiconductors	1.6
REITs	1.4
Food	1.4
Agriculture	1.3
Miscellaneous Manufacturing	1.2
Machinery-Diversified	0.9
Commercial Services	0.7
Internet	0.6
Cosmetics/Personal Care	0.5
Environmental Control	0.4
Machinery-Construction & Mining	0.4
Airlines	0.4
Entertainment	0.3
Advertising	0.2
Iron/Steel	0.2
Auto Parts & Equipment	0.2
Leisure Time	0.2
Gas	0.2
Investment Companies	0.1
Home Builders	0.1
Electronics	0.1
Transportation	0.1
Metal Fabricate/Hardware	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.2

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1.6
AbbVie, Inc., 2.500%, 05/14/2020	1.0
JPMorgan Chase & Co., 2.250%, 01/23/2020	1.0
Allergan Funding SCS, 3.000%, 03/12/2020	0.9
HCA, Inc., 6.500%, 02/15/2020	0.8
Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	0.8
JPMorgan Chase & Co., 4.250%, 10/15/2020	0.8
Visa, Inc., 2.200%, 12/14/2020	0.8
Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 03/15/2020	0.8
Bank of America Corp., MTN, 5.625%, 07/01/2020	0.7
Total	9.2

*	Excluding money market fund holdings.

11

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index						Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2020 Index	0.22%	2.37%	7.28%	3.40%	18.21%	3.54%	25.02%
Bloomberg Barclays U.S. Corporate Index	(1.01)	3.50	10.86	3.76	20.27	3.51	24.85
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.76	5.37	2.49	13.06	2.07	14.06
Fund
NAV Return	0.06	2.22	6.81	3.21	17.14	3.29	23.12
Market Price Return	0.11	2.18	6.68	3.18	16.97	3.33	23.40

Guggenheim BulletShares 2020 Corporate Bond ETF (the “Predecessor Fund”) Inception: March 28, 2012

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

12

BSCL	Manager’s Analysis
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

As an index fund, the Invesco BulletShares 2021 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2021 Index (the “2021 Index” or the “Index”). The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2021 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2021 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 0.81%. On a net asset value (“NAV”) basis, the Fund returned 0.67%. During the same time period, the Index returned 0.63%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the banking sector and most underweight in the electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance, on a NAV basis, relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the communications sector as well as fees and operating expenses the Fund incurred.

For the fiscal period ended August 31, 2018, the consumer cyclical sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical and technology sectors, respectively. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Deutsche Bank NY, 4.25% coupon, due 10/14/2021, a banks company (no longer held at fiscal period-end), and Deutsche Bank AG, 4.25% coupon, due 10/14/2021, a banks company (portfolio average weight of 0.01%). Positions that detracted most significantly from the Fund’s return during this period included Ford Motor Credit Co. LLC, 5.875% coupon, due 08/02/2021, an automobiles manufacturers company (portfolio average weight of 0.54%), and Ford Motor Credit Co. LLC, 3.336% coupon, due 03/18/2021, an automobiles manufacturers company (portfolio average weight of 0.44%).

13

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	34.4
Telecommunications	5.3
Oil & Gas	5.0
Pharmaceuticals	4.9
Auto Manufacturers	4.0
Beverages	3.4
Retail	3.2
Computers	3.1
Software	2.8
Diversified Financial Services	2.7
Media	2.5
Pipelines	2.5
Electric	2.3
REITs	2.2
Healthcare-Products	1.8
Semiconductors	1.7
Insurance	1.7
Biotechnology	1.5
Aerospace/Defense	1.2
Chemicals	1.2
Miscellaneous Manufacturing	1.2
Healthcare-Services	1.1
Food	1.0
Machinery-Diversified	0.9
Agriculture	0.9
Electronics	0.9
Cosmetics/Personal Care	0.7
Commercial Services	0.7
Internet	0.7
Transportation	0.6
Machinery-Construction & Mining	0.5
Office/Business Equipment	0.4
Housewares	0.4
Gas	0.3
Iron/Steel	0.3
Mining	0.2
Advertising	0.2
Oil & Gas Services	0.2
Engineering & Construction	0.1
Environmental Control	0.1
Forest Products & Paper	0.1
Apparel	0.1
Electrical Components & Equipment	0.1
Building Materials	0.1
Money Market Fund Plus Other Assets Less Liabilities	0.8

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	1.9
Oracle Corp., 1.900%, 09/15/2021	1.0
Goldman Sachs Group, Inc. (The), 5.250%, 07/27/2021	1.0
Deutsche Bank AG, 4.250%, 10/14/2021	0.9
HSBC Holdings PLC, 3.400%, 03/08/2021	0.9
BNP Paribas SA, BKNT, GMTN, 5.000%, 01/15/2021	0.8
Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	0.8
Morgan Stanley, MTN, 2.625%, 11/17/2021	0.8
Apple, Inc., 2.850%, 05/06/2021	0.8
JPMorgan Chase & Co., 4.350%, 08/15/2021	0.8
Total	9.7

*	Excluding money market fund holdings.

14

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index						Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2021 Index	(0.31)%	2.78%	8.57%	3.75%	20.23%	3.44%	18.91%
Bloomberg Barclays U.S. Corporate Index	(1.01)	3.50	10.86	3.76	20.27	3.49	19.19
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.76	5.37	2.49	13.06	2.29	12.29
Fund
NAV Return	(0.39)	2.77	8.53	3.69	19.87	3.42	18.79
Market Price Return	(0.39)	2.82	8.72	3.81	20.54	3.47	19.10

Guggenheim BulletShares 2021 Corporate Bond ETF (the “Predecessor Fund”) Inception: July 17, 2013

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

15

BSCM	Manager’s Analysis
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

As an index fund, the Invesco BulletShares 2022 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2022 Index (the “2022 Index” or the “Index”). The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2022 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2022 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 0.77%. On a net asset value (“NAV”) basis, the Fund returned 0.78%. During the same time period, the Index returned 0.76%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the banking sector and most underweight in the electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the consumer non-cyclical sector.

For the fiscal period ended August 31, 2018, the banking sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Barclays Bank PLC (United Kingdom), 7.625% coupon, due 11/21/2022, a banks company (portfolio average weight of 1.04%), and Allergan Funding SCS, 3.45% coupon, due 03/15/2022, a pharmaceuticals company (portfolio average weight of 0.85%). Positions that detracted most significantly from the Fund’s return during this period included Wyndham Destinations Inc., 4.25% coupon, due 03/01/2022, a travel and lodging company (no longer held as fiscal period-end), and Ford Motor Credit Co. LLC, 4.25% coupon, due 09/20/2022, an automobiles manufacturers company (portfolio average weight of 0.28%).

16

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	25.4
Pharmaceuticals	6.6
Oil & Gas	5.2
Diversified Financial Services	4.6
Telecommunications	4.1
Pipelines	3.5
Media	3.3
Software	3.1
Beverages	3.0
Computers	2.8
Auto Manufacturers	2.5
REITs	2.5
Healthcare-Products	2.4
Retail	2.3
Healthcare-Services	2.2
Biotechnology	2.1
Electric	2.1
Aerospace/Defense	1.9
Miscellaneous Manufacturing	1.8
Insurance	1.7
Semiconductors	1.6
Chemicals	1.6
Food	1.5
Agriculture	1.3
Transportation	1.3
Machinery-Diversified	1.0
Internet	0.9
Machinery-Construction & Mining	0.8
Commercial Services	0.7
Cosmetics/Personal Care	0.6
Electronics	0.6
Iron/Steel	0.5
Advertising	0.5
Oil & Gas Services	0.4
Environmental Control	0.4
Airlines	0.3
Mining	0.2
Hand/Machine Tools	0.2
Forest Products & Paper	0.2
Lodging	0.2
Textiles	0.2
Household Products/Wares	0.2
Savings & Loans	0.2
Investment Companies	0.2
Building Materials	0.2
Home Builders	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Goldman Sachs Group, Inc. (The), 5.750%, 01/24/2022	1.4
Barclays Bank PLC, 7.625%, 11/21/2022	1.0
JPMorgan Chase & Co., 4.500%, 01/24/2022	1.0
Goldman Sachs Group, Inc. (The), 3.000%, 04/26/2022	0.9
Morgan Stanley, GMTN, 2.750%, 05/19/2022	0.9
AbbVie, Inc., 2.900%, 11/06/2022	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464%, 07/23/2022	0.9
Cooperatieve Rabobank UA, MTN, 3.875%, 02/08/2022	0.8
General Electric Co., 2.700%, 10/09/2022	0.8
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/2022	0.8
Total	9.4

*	Excluding money market fund holdings.

17

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index						Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2022 Index	(0.75)%	3.29%	10.20%	4.11%	22.30%	3.67%	20.29%
Bloomberg Barclays U.S. Corporate Index	(1.01)	3.50	10.86	3.76	20.27	3.49	19.19
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.76	5.37	2.49	13.06	2.29	12.29
Fund
NAV Return	(0.85)	3.15	9.75	3.94	21.32	3.49	19.19
Market Price Return	(0.90)	3.18	9.83	3.94	21.33	3.53	19.44

Guggenheim BulletShares 2022 Corporate Bond ETF (the “Predecessor Fund”) Inception: July 17, 2013

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

18

BSCN	Manager’s Analysis
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

As an index fund, the Invesco BulletShares 2023 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2023 Index (the “2023 Index” or the “Index”). The 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2023 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2023 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 0.88%. On a net asset value (“NAV”) basis, the Fund returned 0.84%. During the same time period, the Index returned 0.85%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy sector and most underweight in the real electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the energy sector and consumer non-cyclical sector.

For the fiscal period ended August 31, 2018, the banking and consumer non-cyclical sectors contributed most significantly to the Fund’s return. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Verizon Communications, Inc., 5.15% coupon, due 09/15/2023, a telecommunications company (portfolio average weight of 2.55%), and Shire Acquisitions Investments Ireland DAC, 2.875% coupon, due 09/23/2023, a pharmaceuticals company (portfolio average weight of 0.61%). Positions that detracted most significantly from the Fund’s return during this period included Ford Motor Credit Co. LLC, 3.096% coupon, due 05/04/2023, an automobiles manufacturers company (portfolio average weight of 0.37%), and Ford Motor Credit Co. LLC, 4.375% coupon, due 08/06/2023, an automobiles manufacturers company (portfolio average weight of 0.45%).

19

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	21.2
Oil & Gas	7.2
Pharmaceuticals	5.6
Beverages	5.5
Telecommunications	5.3
Pipelines	4.8
REITs	4.5
Computers	3.9
Software	3.3
Retail	3.0
Electric	3.0
Auto Manufacturers	2.6
Healthcare-Services	2.5
Media	2.3
Insurance	2.2
Healthcare-Products	2.0
Diversified Financial Services	1.5
Chemicals	1.4
Food	1.4
Semiconductors	1.4
Oil & Gas Services	1.1
Machinery-Diversified	1.1
Transportation	1.0
Biotechnology	1.0
Aerospace/Defense	0.9
Agriculture	0.9
Miscellaneous Manufacturing	0.9
Internet	0.8
Housewares	0.7
Commercial Services	0.7
Cosmetics/Personal Care	0.6
Investment Companies	0.5
Environmental Control	0.5
Metal Fabricate/Hardware	0.4
Iron/Steel	0.4
Mining	0.4
Real Estate	0.4
Packaging & Containers	0.3
Electronics	0.3
Entertainment	0.3
Advertising	0.2
Apparel	0.2
Textiles	0.2
Machinery-Construction & Mining	0.2
Gas	0.2
Electrical Components & Equipment	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.1

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	2.5
Verizon Communications, Inc., 5.150%, 09/15/2023	2.4
Apple, Inc., 2.400%, 05/03/2023	2.2
Bank of America Corp., GMTN, 3.300%, 01/11/2023	1.8
Wells Fargo & Co., 3.069%, 01/24/2023	1.5
JPMorgan Chase & Co., 3.200%, 01/25/2023	1.2
Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	1.2
AT&T, Inc., 3.600%, 02/17/2023	1.1
Shire Acquisitions Investments Ireland Dac, 2.875%, 09/23/2023	1.1
Oracle Corp., 2.400%, 09/15/2023	1.0
Total	16.0

*	Excluding money market fund holdings.

20

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	Fund Inception
Index				Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2023 Index	(0.91)%	3.75%	11.69%	3.41%	14.18%
Bloomberg Barclays U.S. Corporate Index	(1.01)	3.50	10.86	2.97	12.25
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.76	5.37	2.01	8.17
Fund
NAV Return	(1.05)	3.68	11.45	3.31	13.72
Market Price Return	(1.15)	3.44	10.69	3.32	13.79

Guggenheim BulletShares 2023 Corporate Bond ETF (the “Predecessor Fund”) Inception: September 17, 2014

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

21

BSCO	Manager’s Analysis
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

As an index fund, the Invesco BulletShares 2024 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2024 Index (the “2024 Index” or the “Index”). The 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2024 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2024 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 1.01%. On a net asset value (“NAV”) basis, the Fund returned 1.06%. During the same time period, the Index returned 1.00%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy sector and most underweight in the electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during the period can be attributed to the Fund being overweight the banking sector and energy sector.

For the fiscal period ended August 31, 2018, the banking sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Deutsche Bank AG London, 3.70% coupon, due 05/30/2024, a banks company (no longer held at fiscal period-end), and HCA, Inc., 5.00% coupon, due 03/15/2024, a healthcare-services company (portfolio average weight of 0.95%). Positions that detracted most significantly from the Fund’s return during this period included Bayer US Finance II LLC (Germany), 3.375% coupon, due 07/15/2024, a pharmaceuticals company (portfolio average weight of 0.18%), and Johnson Controls, Inc., 3.625% coupon, due 07/02/2024, an auto parts manufacturing company (no longer held at fiscal period-end).

22

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	24.8
Oil & Gas	8.0
Pipelines	5.9
Telecommunications	4.9
Pharmaceuticals	4.5
Computers	3.8
Retail	3.8
Insurance	3.5
Semiconductors	3.3
Diversified Financial Services	3.3
REITs	3.1
Media	2.5
Healthcare-Products	2.5
Software	2.0
Biotechnology	1.9
Healthcare-Services	1.8
Food	1.7
Auto Manufacturers	1.5
Internet	1.5
Miscellaneous Manufacturing	1.4
Electric	1.3
Aerospace/Defense	1.3
Chemicals	1.3
Beverages	1.2
Transportation	1.2
Agriculture	0.9
Advertising	0.9
Auto Parts & Equipment	0.7
Forest Products & Paper	0.6
Electronics	0.5
Machinery-Construction & Mining	0.5
Cosmetics/Personal Care	0.4
Gas	0.3
Engineering & Construction	0.3
Household Products/Wares	0.3
Commercial Services	0.2
Oil & Gas Services	0.2
Housewares	0.2
Office/Business Equipment	0.2
Machinery-Diversified	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.6

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
JPMorgan Chase & Co., 3.875%, 09/10/2024	1.4
Morgan Stanley, Series F, GMTN, 3.875%, 04/29/2024	1.4
Goldman Sachs Group, Inc. (The), GMTN, 4.000%, 03/03/2024	1.3
Morgan Stanley, GMTN, 3.700%, 10/23/2024	1.3
Credit Suisse AG, MTN, 3.625%, 09/09/2024	1.3
Bank of America Corp., MTN, 4.200%, 08/26/2024	1.3
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1.2
Apple, Inc., 3.450%, 05/06/2024	1.2
Bank of America Corp., MTN, 4.125%, 01/22/2024	1.2
Verizon Communications, Inc., 3.500%, 11/01/2024	1.1
Total	12.7

*	Excluding money market fund holdings.

23

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	Fund Inception
Index				Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2024 Index	(1.10)%	3.87%	12.08%	3.59%	14.96%
Bloomberg Barclays U.S. Corporate Index	(1.01)	3.50	10.86	2.97	12.25
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.76	5.37	2.01	8.17
Fund
NAV Return	(1.13)	3.73	11.60	3.35	13.91
Market Price Return	(1.32)	3.68	11.45	3.39	14.10

Guggenheim BulletShares 2024 Corporate Bond ETF (the “Predecessor Fund”) Inception: September 17, 2014

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

24

BSCP	Manager’s Analysis
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

As an index fund, the Invesco BulletShares 2025 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2025 Index (the “2025 Index” or the “Index”). The 2025 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2025. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2025 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2025 and will terminate on or about December 31, 2025. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2025 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 1.50%. On a net asset value (“NAV”) basis, the Fund returned 1.19%. During the same time period, the Index returned 1.18%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer non-cyclical sector and most underweight in the electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the consumer non-cyclical and energy sectors.

For the fiscal period ended August 31, 2018, the banking sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector, respectively. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Allergan Funding SCS, 3.80% coupon, due 03/15/2025, a pharmaceuticals company (portfolio average weight of 1.72%), and Baxalta, Inc., 4.00% coupon, due 06/23/2025, a biotechnology company (portfolio average weight of 0.68%). Positions that detracted most significantly from the Fund’s return during this period included Ford Motor Credit Co. LLC, 4.134% coupon, due 08/04/2025, an automobiles manufacturers company (portfolio average weight of 0.64%), and Synchrony Financial, 4.50% coupon, due 07/23/2025, a diversified financial services company (portfolio average weight of 0.48%).

25

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	23.3
Pharmaceuticals	8.6
Pipelines	6.1
Oil & Gas	5.6
Software	4.6
Media	4.5
Healthcare-Products	4.0
Telecommunications	3.7
Diversified Financial Services	3.5
Biotechnology	3.5
Computers	2.9
REITs	2.9
Semiconductors	2.5
Healthcare-Services	2.3
Retail	2.1
Electric	2.1
Insurance	1.8
Food	1.8
Beverages	1.5
Agriculture	1.4
Auto Manufacturers	1.3
Transportation	1.2
Commercial Services	0.9
Oil & Gas Services	0.9
Internet	0.8
Chemicals	0.7
Auto Parts & Equipment	0.5
Environmental Control	0.5
Water	0.5
Aerospace/Defense	0.4
Metal Fabricate/Hardware	0.4
Mining	0.4
Building Materials	0.4
Real Estate	0.3
Cosmetics/Personal Care	0.3
Electrical Components & Equipment	0.2
Iron/Steel	0.1
Private Equity	0.1
Miscellaneous Manufacturing	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.3

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 07/23/2025	2.0
AT&T, Inc., 3.400%, 05/15/2025	2.0
Allergan Funding SCS, 3.800%, 03/15/2025	1.9
AbbVie, Inc., 3.600%, 05/14/2025	1.8
Medtronic, Inc., 3.500%, 03/15/2025	1.7
Visa, Inc., 3.150%, 12/14/2025	1.5
Microsoft Corp., 3.125%, 11/03/2025	1.3
Shell International Finance BV, 3.250%, 05/11/2025	1.2
CVS Health Corp., 3.875%, 07/20/2025	1.2
Bank of America Corp., MTN, 3.875%, 08/01/2025	1.2
Total	15.8

*	Excluding money market fund holdings.

26

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2025 Index	(1.37)%	3.20%	9.55%
Bloomberg Barclays U.S. Corporate Index	(1.01)	3.22	9.63
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.51	4.45
Fund
NAV Return	(1.47)	2.83	8.43
Market Price Return	(1.47)	2.95	8.79

Guggenheim BulletShares 2025 Corporate Bond ETF (the “Predecessor Fund”) Inception: October 7, 2015

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

27

BSCQ	Manager’s Analysis
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

As an index fund, the Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2026 Index (the “2026 Index” or the “Index”). The 2026 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2026. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2026 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2026 and will terminate on or about December 31, 2026. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2026 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 1.34%. On a net asset value (“NAV”) basis, the Fund returned 1.13%. During the same time period, the Index returned 1.09%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the banking sector and most underweight in the electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the consumer non-cyclical sector and banking sectors.

For the fiscal period ended August 31, 2018, consumer non-cyclical sector and banking sector contributed significantly to the Fund’s return. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included HCA, Inc., 5.25% coupon, due 06/15/2026, a healthcare services company (portfolio average weight of 0.87%), and Cooperatieve Rabobank UA (Netherlands), 3.75% coupon, due 07/21/2026, a banks company (portfolio average weight of 0.98%). Positions that detracted most significantly from the Fund’s return during this period included Ford Motor Credit Co. LLC, GMTN, 4.389% coupon, due 01/08/2026, an auto manufacturers company (portfolio average weight of 0.74%), and Synchrony Financial, 3.70% coupon, due 08/04/2026, a diversified financial services company (portfolio average weight of 0.39%).

28

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	28.3
Pharmaceuticals	5.8
Beverages	5.4
Oil & Gas	5.2
Pipelines	5.1
REITs	4.6
Electric	3.8
Insurance	3.3
Retail	3.0
Media	2.8
Software	2.8
Telecommunications	2.7
Computers	2.4
Food	2.4
Auto Manufacturers	2.0
Healthcare-Products	1.7
Diversified Financial Services	1.6
Aerospace/Defense	1.6
Biotechnology	1.5
Healthcare-Services	1.2
Commercial Services	1.1
Electronics	1.1
Internet	1.0
Building Materials	1.0
Semiconductors	1.0
Transportation	0.9
Agriculture	0.9
Cosmetics/Personal Care	0.7
Housewares	0.6
Miscellaneous Manufacturing	0.5
Apparel	0.5
Forest Products & Paper	0.4
Chemicals	0.4
Machinery-Diversified	0.4
Advertising	0.3
Lodging	0.3
Gas	0.3
Real Estate	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.2

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	3.5
HSBC Holdings PLC, 4.300%, 03/08/2026	1.5
Apple, Inc., 3.250%, 02/23/2026	1.3
Gilead Sciences, Inc., 3.650%, 03/01/2026	1.3
Wells Fargo & Co., 3.000%, 04/22/2026	1.2
Wells Fargo & Co., 3.000%, 10/23/2026	1.2
Microsoft Corp., 2.400%, 08/08/2026	1.2
Johnson & Johnson, 2.450%, 03/01/2026	1.2
Morgan Stanley, MTN, 4.350%, 09/08/2026	1.1
Wells Fargo & Co., MTN, 4.100%, 06/03/2026	1.1
Total	14.6

*	Excluding money market fund holdings.

29

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2026 Index	(1.84)%	0.17%	0.33%
Bloomberg Barclays U.S. Corporate Index	(1.01)	1.20	2.36
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	0.02	0.04
Fund
NAV Return	(1.95)	0.16	0.32
Market Price Return	(1.80)	0.24	0.46

Guggenheim BulletShares 2026 Corporate Bond ETF (the “Predecessor Fund”) Inception: September 14, 2016

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Indexes returns are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

30

BSCR	Manager’s Analysis
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

As an index fund, the Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD Corporate Bond 2027 Index (the “2027 Index” or the “Index”). The 2027 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2027. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the 2027 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2027 and will terminate on or about December 31, 2027. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the 2027 Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 1.37%. On a net asset value (“NAV”) basis, the Fund returned 1.16%. During the same time period, the Index returned 1.07%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approached employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the information technology sector and most underweight in the electric sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the banking sector as well as the consumer non-cyclical sector.

For the fiscal period ended August 31, 2018, the banking, consumer non-cyclical, and communications sectors were the primary contributors to the Fund’s return. There were no sectors that detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included HCA, Inc., 4.50% coupon, due 12/15/2027, a healthcare services company (portfolio average weight of 0.84%), and Wells Fargo & Co., GMTN, 4.30% coupon, due 07/22/2027, a banks company (portfolio average weight of 1.73%). Positions that detracted most significantly from the Fund’s return during this period included Cimarex Energy Co., 3.90% coupon, due 05/15/2027, an oil & gas company (portfolio average weight of 0.83%), and CBS Corp., 2.90% coupon, due 01/15/2027, a media company (portfolio average weight of 0.12%).

31

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	21.9
Semiconductors	6.2
Oil & Gas	6.0
Diversified Financial Services	5.2
REITs	5.2
Telecommunications	4.6
Computers	4.5
Electric	4.5
Pharmaceuticals	4.4
Pipelines	3.8
Retail	3.8
Media	3.6
Food	2.9
Healthcare-Services	2.7
Healthcare-Products	2.6
Software	2.3
Aerospace/Defense	2.3
Auto Manufacturers	1.9
Transportation	1.5
Insurance	1.4
Chemicals	1.1
Forest Products & Paper	1.1
Electronics	0.8
Textiles	0.8
Gas	0.8
Cosmetics/Personal Care	0.7
Internet	0.7
Biotechnology	0.7
Beverages	0.4
Auto Parts & Equipment	0.4
Money Market Fund Plus Other Assets Less Liabilities	1.2

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	3.6
Citigroup, Inc., 4.450%, 09/29/2027	2.3
Microsoft Corp., 3.300%, 02/06/2027	2.3
Telefonica Emisiones Sau, 4.103%, 03/08/2027	1.9
Verizon Communications, Inc., 4.125%, 03/16/2027	1.6
Wells Fargo & Co., GMTN, 4.300%, 07/22/2027	1.6
Apple, Inc., 3.350%, 02/09/2027	1.5
American Express Credit Corp., MTN, 3.300%, 05/03/2027	1.5
Goldman Sachs Group, Inc. (The), 3.850%, 01/26/2027	1.5
Morgan Stanley, GMTN, 3.950%, 04/23/2027	1.5
Total	19.3

*	Excluding money market fund holdings.

32

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2027 Index	(1.22)%
Bloomberg Barclays U.S. Corporate Index	(0.61)
Bloomberg Barclays U.S. Aggregate Bond Index	(0.50)
Fund
NAV Return	(1.64)
Market Price Return	(1.49)

Guggenheim BulletShares 2027 Corporate Bond ETF (the “Predecessor Fund”) Inception: September 27, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Indexes performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Indexes returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes	Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Indexes are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

-

The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests.

33

BSCS	Manager’s Analysis
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

As an index fund, the Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq BulletShares® USD Corporate Bond 2028 Index (the “Index”). The Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in the year 2028. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2028 and will terminate on or about December 31, 2028. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (August 9, 2018) through August 31, 2018, on a market price basis, the Fund returned 0.30%. On a net asset value (“NAV”) basis, the Fund returned 0.35%. During the same time period, the Index returned 0.40%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the Bloomberg Barclays U.S. Corporate Index (the “Benchmark Index”) returned 0.39%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer non-cyclical sector and most underweight in the banking sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the consumer cyclical sector as well as underweight in the information technology sector.

For the fiscal period ended August 31, 2018, the consumer non-cyclical sector contributed most significantly to the Fund’s return, followed by the banking and communications sectors, respectively. The natural gas sector detracted slightly from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Mizuho Financial Group, Inc. (Japan), 4.018% coupon, due 03/05/2028, a banks company (portfolio average weight of 3.41%), and Citigroup, Inc., 4.125% coupon, due 07/25/2028, a banks company (portfolio average weight of 3.24%). Positions that detracted most significantly from the Fund’s return during this period included Ford Motor Co., 6.625% coupon, due 10/01/2028, an automobile manufacturers company (portfolio average weight of 1.87%), and Vodafone Group PLC (United Kingdom) 4.375% coupon, due 05/30/2028, a telecommunications company (portfolio average weight of 3.35%).

34

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Banks	16.3
Pharmaceuticals	9.4
Pipelines	8.3
Media	7.9
Transportation	5.0
Aerospace/Defense	4.9
Retail	4.9
Beverages	3.3
Telecommunications	3.3
Oil & Gas	3.3
Food	3.3
Electric	3.2
Diversified Financial Services	3.2
REITs	3.2
Auto Manufacturers	1.8
Environmental Control	1.7
Cosmetics/Personal Care	1.7
Chemicals	1.7
Software	1.7
Healthcare-Products	1.7
Insurance	1.7
Healthcare-Services	1.6
Biotechnology	1.6
Internet	1.6
Semiconductors	1.5
Money Market Fund Plus Other Assets Less Liabilities	2.2

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
CVS Health Corp., 4.300%, 03/25/2028	4.1
Union Pacific Corp., 3.950%, 09/10/2028	3.4
Mizuho Financial Group, Inc., 4.018%, 03/05/2028	3.3
Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	3.3
Vodafone Group PLC, 4.375%, 05/30/2028	3.3
Lloyds Banking Group PLC, 4.375%, 03/22/2028	3.3
Citigroup, Inc., 4.125%, 07/25/2028	3.2
Barclays PLC, 4.836%, 05/09/2028	3.2
Pharmacia LLC, 6.600%, 12/01/2028	2.0
Ford Motor Co., 6.625%, 10/01/2028	1.8
Total	30.9

*	Excluding money market fund holdings.

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Nasdaq BulletShares® USD Corporate Bond 2028 Index	0.40%
Bloomberg Barclays U.S. Corporate Index	0.39
Fund
NAV Return	0.35
Market Price Return	0.30

35

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) (continued)

Fund Inception: August 9, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.10% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

36

BSJI	Manager’s Analysis
Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI)

As an index fund, the Invesco BulletShares 2018 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index” or the “Index”). The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (which also may be known as “junk bonds”) with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the High Yield 2018 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. There are no minimum credit rating requirements for securities that the Fund may purchase; however, the Fund will not purchase securities that are in default. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 0.67%. On a net asset value (“NAV”) basis, the Fund returned 0.75%. During the same time period, the Index returned 0.84%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred and trading costs associated with portfolio rebalances during the period, partially offset by beneficial impacts from the portfolio sampling employed by the Fund.

During this same time period, the Bloomberg Barclays U.S. Corporate High Yield Index (the “Benchmark Index”) returned 2.25%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate non-investment-grade debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in cash holdings and underweight in the consumer non-cyclical sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund’s cash holdings as well as the Fund’s portfolio having a significantly shorter duration compared to the Benchmark Index.

For the fiscal period ended August 31, 2018, the Fund’s cash component contributed most significantly to the Fund’s return, followed by the communications sector. There were no sectors which detracted from the Fund’s performance during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included US Treasury Bills maturing December 20, 2018, a US Government issued security (portfolio average weight of 50.81%), and APX Group, Inc., 7.875% coupon, due 12/01/2022, a commercial services company (portfolio average weight of 2.81%). Positions that detracted most significantly from the Fund’s return during this period included Jaguar Land Rover Automotive PLC (United Kingdom), 5.625% coupon, due 02/01/2023, an auto manufacturers company (portfolio average weight of 1.06%), and Seven Generations Energy, Inc., 9.50% coupon, due 10/15/2018, a power generation company (no longer held at fiscal period-end).

37

Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
U.S. Treasury Securities	71.8
Telecommunications	7.3
Media	5.5
Diversified Financial Services	3.6
Auto Manufacturers	3.4
Commercial Services	2.9
REITs	1.2
Iron/Steel	0.8
Packaging & Containers	0.7
Home Builders	0.5
Advertising	0.4
Environmental Control	0.0
Money Market Funds Plus Other Assets Less Liabilities	1.9

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
U.S. Treasury Bill, 2.067%, 12/20/2018	59.5
U.S. Treasury Bill, 2.010%, 12/20/2018	7.3
Sprint Communications, Inc., 9.000%, 11/15/2018	3.3
U.S. Treasury Bill, 2.057%, 12/20/2018	3.2
APX Group, Inc., 7.875%, 12/01/2022	2.9
Jaguar Land Rover Automotive PLC, 4.125%, 12/15/2018	2.3
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 01/15/2024	2.2
Frontier Communications Corp., 8.125%, 10/01/2018	1.9
U.S. Treasury Bill, 2.047%, 12/20/2018	1.8
TEGNA, Inc., 6.375%, 10/15/2023	1.4
Total	85.8

*	Excluding money market fund holdings.

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index						Average Annualized	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2018 Index	2.79%	4.81%	15.13%	4.11%	22.28%	5.39%	39.54%
Bloomberg Barclays U.S. Corporate High Yield Index	3.40	7.00	22.51	5.63	31.50	6.33	47.67
Fund
NAV Return	2.60	4.09	12.78	3.51	18.83	4.59	32.94
Market Price Return	2.80	3.99	12.45	3.39	18.17	4.55	32.67

38

Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI) (continued)

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (the “Predecessor Fund”) Inception: April 25, 2012

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

39

BSJJ	Manager’s Analysis
Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

As an index fund, the Invesco BulletShares 2019 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD High Yield Corporate Bond 2019 Index (the “High Yield 2019 Index” or the “Index”). The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (which also may be known as “junk bonds”) with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the High Yield 2019 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. There are no minimum credit rating requirements for securities that the Fund may purchase; however, the Fund will not purchase securities that are in default. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 1.33%. On a net asset value (“NAV”) basis, the Fund returned 1.16%. During the same time period, the Index returned 1.33%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred and trading costs associated with portfolio rebalances during the period, partially offset by beneficial impacts from the portfolio sampling employed by the Fund.

During this same time period, the Bloomberg Barclays U.S. Corporate High Yield Index (the “Benchmark Index”) returned 2.25%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate non-investment-grade debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the information technology sector and most underweight in the energy sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund’s shorter duration in addition to being underweight in the consumer non-cyclical and communications sectors.

For the fiscal period ended August 31, 2018, the communications sector contributed most significantly to the Fund’s return, followed by the consumer cyclical and capital goods sectors, respectively. There were no sectors which detracted from the Fund’s performance during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25% coupon, due 05/15/2023, a commercial services company (portfolio average weight of 3.92%), and Sirius XM Radio, Inc., 6.00% coupon, due 07/15/2023, a media company (portfolio average weight of 2.05%). Positions that detracted most significantly from the Fund’s return during this period included Diebold Nixdorf, Inc., 8.50% coupon, due 04/15/2024, a hardware company (no longer held at fiscal period-end), and Dana, Inc., 5.50% coupon, due 12/15/2024, an auto parts & equipment company (portfolio average weight of 0.34%).

40

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Telecommunications	10.2
Media	9.0
Diversified Financial Services	7.0
Commercial Services	6.8
Electric	5.0
Healthcare-Services	4.6
Computers	4.4
Oil & Gas	4.0
Software	3.8
REITs	3.5
Home Builders	3.4
Chemicals	3.1
Entertainment	3.0
Mining	2.2
Retail	2.2
Lodging	2.0
Pipelines	1.9
Auto Manufacturers	1.6
Metal Fabricate/Hardware	1.6
Semiconductors	1.5
Airlines	1.5
Food	1.5
Pharmaceuticals	1.4
Iron/Steel	1.1
Healthcare-Products	1.1
Engineering & Construction	1.0
Machinery-Diversified	0.9
Building Materials	0.7
Internet	0.6
Oil & Gas Services	0.6
Miscellaneous Manufacturing	0.6
Real Estate	0.5
Banks	0.5
Gas	0.4
Holding Companies-Diversified	0.4
Auto Parts & Equipment	0.4
Packaging & Containers	0.4
Household Products/Wares	0.3
Insurance	0.1
Coal	0.0
Advertising	0.0
Investment Companies	0.0
Money Market Funds Plus Other Assets Less Liabilities	5.2

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/2023	3.9
CSC Holdings LLC, 10.125%, 01/15/2023	3.6
Solera LLC/Solera Finance, Inc., 10.500%, 03/01/2024	3.0
Scientific Games International, Inc., 10.000%, 12/01/2022	2.8
Sprint Capital Corp., 6.900%, 05/01/2019	2.3
Vistra Energy Corp., 7.375%, 11/01/2022	2.1
Sirius XM Radio, Inc., 6.000%, 07/15/2024	2.0
Dell International LLC/EMC Corp., 7.125%, 06/15/2024	2.0
T-Mobile USA, Inc., 6.375%, 03/01/2025	1.9
Centene Corp., 5.625%, 02/15/2021	1.9
Total	25.5

*	Excluding money market fund holdings.

41

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	Fund Inception
Index				Average Annualized	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2019 Index	3.47%	5.35%	16.94%	3.26%	17.15%
Bloomberg Barclays U.S. Corporate High Yield Index	3.40	7.00	22.51	5.42	29.77
Fund
NAV Return	2.95	4.91	15.46	3.92	20.89
Market Price Return	2.62	5.03	15.87	3.92	20.90

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (the “Predecessor Fund”) Inception: September 24, 2013

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

42

BSJK	Manager’s Analysis
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

As an index fund, the Invesco BulletShares 2020 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD High Yield Corporate Bond 2020 Index (the “High Yield 2020 Index” or the “Index”). The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (which also may be known as “junk bonds”) with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the High Yield 2020 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. There are no minimum credit rating requirements for securities that the Fund may purchase; however, the Fund will not purchase securities that are in default. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 1.81%. On a net asset value (“NAV”) basis, the Fund returned 1.60%. During the same time period, the Index returned 1.83%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the Bloomberg Barclays U.S. Corporate High Yield Index (the “Benchmark Index”) returned 2.25%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate non-investment-grade debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the basic industry sector and most underweight in the energy sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during the period can be attributed to the Fund’s shorter duration in addition to being underweight in the consumer non-cyclical sector.

For the fiscal period ended August 31, 2018, the communications sector contributed most significantly to the Fund’s return, followed by the basic industry and consumer cyclical sectors, respectively. The industrial sector was the only detracting sector during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included CSC Holdings LLC, 10.875% coupon, due 10/15/2025, a media company (portfolio average weight of 2.10%), and APX Group, Inc., 8.75% coupon, due 12/01/2020, a commercial services company (portfolio average weight of 1.00%). Positions that detracted most significantly from the Fund’s return during this period included Chobani LLC/Chobani Finance Corp., Inc., 7.50% coupon, due 04/15/2025, a food company (portfolio average weight of 0.31%), and Bombardier, Inc. (Canada), 7.50% coupon, due 03/15/2025, an aerospace/defense company (portfolio average weight of 0.91%).

43

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Media	10.6
Telecommunications	8.8
Chemicals	8.0
Diversified Financial Services	8.0
Oil & Gas	7.8
Packaging & Containers	5.4
Commercial Services	4.1
Pipelines	3.5
Aerospace/Defense	3.3
Computers	3.2
Healthcare-Services	3.1
Mining	2.6
Pharmaceuticals	2.4
Software	2.2
Auto Manufacturers	2.1
Healthcare-Products	2.0
Venture Capital	2.0
Retail	1.7
Home Builders	1.7
Lodging	1.6
Entertainment	1.6
Machinery-Construction & Mining	1.3
Iron/Steel	1.2
Food	1.1
Insurance	1.1
Airlines	1.0
Transportation	0.9
Electric	0.7
Banks	0.5
Cosmetics/Personal Care	0.4
Building Materials	0.4
REITs	0.4
Oil & Gas Services	0.4
Housewares	0.3
Auto Parts & Equipment	0.3
Energy-Alternate Sources	0.3
Electrical Components & Equipment	0.3
Machinery-Diversified	0.3
Advertising	0.2
Forest Products & Paper	0.1
Food Service	0.0
Agriculture	0.0
Apparel	0.0
Household Products/Wares	0.0
Internet	0.0
Miscellaneous Manufacturing	0.0
Money Market Funds Plus Other Assets Less Liabilities	3.1

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.750%, 10/15/2020	3.7
Intelsat Jackson Holdings SA, 7.250%, 10/15/2020	2.5
Bausch Health Cos., Inc., 7.000%, 03/15/2024	2.4
EMC Corp., 2.650%, 06/01/2020	2.3
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/2020	2.3
Citgo Holding, Inc., 10.750%, 02/15/2020	2.2
CSC Holdings LLC, 10.875%, 10/15/2025	2.2
Tenet Healthcare Corp., 6.000%, 10/01/2020	2.1
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/2020	2.0
Sprint Communications, Inc., 7.000%, 08/15/2020	1.9
Total	23.6

*	Excluding money market fund holdings.

44

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	Fund Inception
Index				Average Annualized	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2020 Index	3.79%	5.75%	18.25%	4.04%	21.56%
Bloomberg Barclays U.S. Corporate High Yield Index	3.40	7.00	22.51	5.42	29.77
Fund
NAV Return	3.05	5.10	16.08	4.25	22.77
Market Price Return	2.80	5.13	16.19	4.25	22.81

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (the “Predecessor Fund”) Inception: September 24, 2013

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

45

BSJL	Manager’s Analysis
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

As an index fund, the Invesco BulletShares 2021 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD High Yield Corporate Bond 2021 Index (the “High Yield 2021 Index” or the “Index”). The High Yield 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (which also may be known as “junk bonds”) with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the High Yield 2021 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. There are no minimum credit rating requirements for securities that the Fund may purchase; however, the Fund will not purchase securities that are in default. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 2.18%. On a net asset value (“NAV”) basis, the Fund returned 1.85%. During the same time period, the Index returned 1.89%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the Bloomberg Barclays U.S. Corporate High Yield Index (the “Benchmark Index”) returned 2.25%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate non-investment-grade debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the basic industry sector and most underweight in the capital goods sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund’s shorter duration in addition to being underweight in the energy sector.

For the fiscal period ended August 31, 2018, the communications sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical and information technology sectors, respectively. The industrial sector was the only detracting sector during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Dish DBS Corp., 6.75% coupon, due 06/01/2021, a media company (portfolio average weight of 2.07%), and T-Mobile USA, Inc., 6.50% coupon, due 01/15/2026, a telecommunications company (portfolio average weight of 2.12%). Positions that detracted most significantly from the Fund’s return during this period included Harland Clarke Holdings Corp., 9.25% coupon, due 03/01/2021, a computers company (portfolio average weight of 0.77%), and Weatherford Bermuda, 7.75% coupon, due 06/15/2021, an oil & gas services company.

46

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Telecommunications	11.1
Oil & Gas	7.8
Media	6.3
Healthcare-Services	6.1
Diversified Financial Services	5.8
Software	4.3
Electric	3.9
Retail	3.8
Commercial Services	3.7
Lodging	3.2
REITs	3.1
Chemicals	3.0
Food	2.9
Home Builders	2.9
Mining	2.8
Pharmaceuticals	2.5
Oil & Gas Services	2.5
Aerospace/Defense	1.8
Pipelines	1.7
Insurance	1.6
Healthcare-Products	1.4
Computers	1.4
Environmental Control	1.3
Cosmetics/Personal Care	1.1
Iron/Steel	1.0
Agriculture	0.9
Semiconductors	0.8
Machinery-Diversified	0.7
Entertainment	0.7
Coal	0.6
Real Estate	0.5
Internet	0.5
Electrical Components & Equipment	0.5
Airlines	0.5
Packaging & Containers	0.5
Household Products/Wares	0.4
Energy-Alternate Sources	0.4
Gas	0.4
Apparel	0.4
Building Materials	0.4
Advertising	0.4
Metal Fabricate/Hardware	0.3
Auto Parts & Equipment	0.2
Housewares	0.2
Forest Products & Paper	0.2
Money Market Funds Plus Other Assets Less Liabilities	3.5

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Sprint Corp., 7.250%, 09/15/2021	2.3
T-Mobile USA, Inc., 6.500%, 01/15/2026	2.1
DISH DBS Corp., 6.750%, 06/01/2021	2.1
Blackstone Cqp Holdco LP, 6.500%, 03/20/2021	1.9
BMC Software Finance, Inc., 8.125%, 07/15/2021	1.7
Bausch Health Cos., Inc., 7.500%, 07/15/2021	1.6
Whiting Petroleum Corp., 5.750%, 03/15/2021	1.6
Bombardier, Inc., 8.750%, 12/01/2021	1.4
Momentive Performance Materials, Inc., 3.880%, 10/24/2021	1.3
CenturyLink, Inc., Series S, 6.450%, 06/15/2021	1.2
Total	17.2

*	Excluding money market fund holdings.

47

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	Fund Inception
Index				Average Annualized	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2021 Index	4.51%	6.51%	20.83%	3.92%	16.43%
Bloomberg Barclays U.S. Corporate High Yield Index	3.40	7.00	22.51	4.78	20.27
Fund
NAV Return	3.78	6.03	19.20	4.74	20.10
Market Price Return	3.58	6.14	19.57	4.65	19.67

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF (the “Predecessor Fund”) Inception: September 17, 2014

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

48

BSJM	Manager’s Analysis
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

As an index fund, the Invesco BulletShares 2022 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index (the “High Yield 2022 Index” or the “Index”). The High Yield 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (which also may be known as “junk bonds”) with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the High Yield 2022 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. There are no minimum credit rating requirements for securities that the Fund may purchase; however, the Fund will not purchase securities that are in default. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 2.00%. On a net asset value (“NAV”) basis, the Fund returned 1.67%. During the same time period, the Index returned 1.89%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate High Yield Index (the “Benchmark Index”) returned 2.25%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate non-investment-grade debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the communications sector and most underweight in the information technology sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the consumer cyclical and energy sectors as well as fees and operating expenses that the Fund incurred.

For the fiscal period ended August 31, 2018, the communications sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical and energy sectors, respectively. The industrial sector was the only detracting sector during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included FTS International, Inc., 6.25% coupon, due 05/01/2022, an oil & gas services company (portfolio average weight of 0.34%), and Altice France SA, 6.00% coupon, due 05/15/2022, a cable & satellite company (no longer held at fiscal period-end). Positions that detracted most significantly from the Fund’s return during this period included American Tire Distributors, Inc., 10.25% coupon, due 03/01/2022, a distribution/wholesale company (no longer held at fiscal period-end) and Ultra Resources, Inc., 6.875% coupon, due 04/15/2022, an exploration & production company (no longer held at fiscal period-end).

49

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Oil & Gas	12.1
Media	10.8
Telecommunications	8.5
Healthcare-Services	7.5
Commercial Services	5.3
Diversified Financial Services	4.8
Aerospace/Defense	3.1
Retail	3.1
Home Builders	2.7
Packaging & Containers	2.7
Mining	2.6
Entertainment	2.2
REITs	2.1
Pipelines	2.1
Healthcare-Products	2.0
Chemicals	2.0
Oil & Gas Services	1.8
Internet	1.8
Lodging	1.8
Electric	1.7
Private Equity	1.7
Pharmaceuticals	1.5
Software	1.3
Miscellaneous Manufacturing	1.3
Transportation	1.2
Building Materials	1.1
Computers	1.0
Food	0.9
Banks	0.8
Cosmetics/Personal Care	0.8
Trucking & Leasing	0.5
Advertising	0.5
Environmental Control	0.5
Leisure Time	0.4
Auto Parts & Equipment	0.4
Semiconductors	0.3
Beverages	0.3
Distribution/Wholesale	0.3
Engineering & Construction	0.3
Coal	0.3
Forest Products & Paper	0.3
Insurance	0.2
Metal Fabricate/Hardware	0.2
Money Market Funds Plus Other Assets Less Liabilities	3.2

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Tenet Healthcare Corp., 8.125%, 04/01/2022	2.2
Altice Luxembourg SA, 7.750%, 05/15/2022	2.0
Sprint Communications, Inc., 6.000%, 11/15/2022	1.8
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1.7
Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/2022	1.7
Freeport-McMoRan, Inc., 3.550%, 03/01/2022	1.7
HCA, Inc., 7.500%, 02/15/2022	1.6
Frontier Communications Corp., 10.500%, 09/15/2022	1.5
California Resources Corp., 8.000%, 12/15/2022	1.4
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 04/01/2022	1.3
Total	16.9

*	Excluding money market fund holdings.

50

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	3 Years Average Annualized	3 Years Cumulative	Fund Inception
Index				Average Annualized	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index	3.49%	7.05%	22.68%	4.82%	20.47%
Bloomberg Barclays U.S. Corporate High Yield Index	3.40	7.00	22.51	4.78	20.27
Fund
NAV Return	2.71	6.16	19.63	4.71	19.96
Market Price Return	2.58	6.22	19.85	4.67	19.79

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF (the “Predecessor Fund”) Inception: September 17, 2014

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

51

BSJN	Manager’s Analysis
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

As an index fund, the Invesco BulletShares 2023 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index (the “High Yield 2023 Index” or the “Index”). The High Yield 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (which also may be known as “junk bonds”) with effective maturities in the year 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the High Yield 2023 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. There are no minimum credit rating requirements for securities that the Fund may purchase; however, the Fund will not purchase securities that are in default. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 2.65%. On a net asset value (“NAV”) basis, the Fund returned 2.21%. During the same time period, the Index returned 2.27%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred, as well as trading costs associated with portfolio rebalances during the period.

During this same time period, the Bloomberg Barclays U.S. Corporate High Yield Index (the “Benchmark Index”) returned 2.25%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate non-investment-grade debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer non-cyclical sector and most underweight in the energy sector during the fiscal period ended August 31, 2018. The majority of the Fund’s underperformance, on a NAV basis, relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the consumer cyclical sector as well as fees and operating expenses that the Fund incurred.

For the fiscal period ended August 31, 2018, the communications sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical and energy sectors, respectively. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Petsmart, Inc., 7.125% coupon, due 03/15/2023, a retail consumer discretionary company (no longer held at fiscal period-end), and Sprint Corp., 7.878% coupon, due 09/15/2023, a telecommunications company (portfolio average weight of 4.08%). Positions that detracted most significantly from the Fund’s return during this period included Rite Aid Corp., 6.125% coupon, due 04/01/2023, a retail company (portfolio average weight of 1.72%), and Weatherford International, Inc., 8.25% coupon, due 06/15/2023, an oil & gas services company.

52

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Media	10.4
Telecommunications	7.5
Healthcare-Services	7.0
Oil & Gas	6.7
Software	5.9
Packaging & Containers	5.9
Retail	4.9
Pharmaceuticals	4.4
Mining	3.4
Commercial Services	3.3
Pipelines	2.7
Electric	2.6
Diversified Financial Services	2.3
REITs	1.9
Lodging	1.8
Leisure Time	1.8
Auto Manufacturers	1.6
Computers	1.6
Chemicals	1.6
Home Builders	1.4
Building Materials	1.4
Internet	1.3
Transportation	1.2
Entertainment	1.2
Healthcare-Products	1.2
Gas	1.1
Aerospace/Defense	1.1
Iron/Steel	1.0
Auto Parts & Equipment	0.9
Household Products/Wares	0.9
Oil & Gas Services	0.9
Food	0.8
Distribution/Wholesale	0.7
Insurance	0.6
Real Estate	0.6
Biotechnology	0.5
Home Furnishings	0.5
Banks	0.5
Cosmetics/Personal Care	0.5
Forest Products & Paper	0.5
Advertising	0.4
Housewares	0.3
Electrical Components & Equipment	0.3
Semiconductors	0.3
Office/Business Equipment	0.2
Money Market Funds Plus Other Assets Less Liabilities	2.4

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Sprint Corp., 7.875%, 09/15/2023	4.1
Altice Financing SA, 6.625%, 02/15/2023	3.9
First Data Corp., 7.000%, 12/01/2023	2.7
Bausch Health Cos., Inc., 5.875%, 05/15/2023	2.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/2023	2.4
CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1.8
Tenet Healthcare Corp., 6.750%, 06/15/2023	1.7
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	1.6
Rite Aid Corp., 6.125%, 04/01/2023	1.5
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	1.5
Total	23.6

*	Excluding money market fund holdings.

53

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index	3.91%	7.79%	24.29%
Bloomberg Barclays U.S. Corporate High Yield Index	3.40	7.71	24.00
Fund
NAV Return	3.58	6.92	21.41
Market Price Return	3.52	7.00	21.68

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF (the “Predecessor Fund”) Inception: October 7, 2015

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

54

BSJO	Manager’s Analysis
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

As an index fund, the Invesco BulletShares 2024 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index (the “High Yield 2024 Index” or the “Index”). The High Yield 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (which also may be known as “junk bonds”) with effective maturities in the year 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the High Yield 2024 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. There are no minimum credit rating requirements for securities that the Fund may purchase; however, the Fund will not purchase securities that are in default. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 2.34%. On a net asset value (“NAV”) basis, the Fund returned 2.26%. During the same time period, the Index returned 2.20%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the optimization approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate High Yield Index (the “Benchmark Index”) returned 2.25%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate non-investment-grade debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the information technology sector and most underweight in the financials sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index occurred due to the Fund’s communications and energy sector weightings.

For the fiscal period ended August 31, 2018, the communications sector contributed most significantly to the Fund’s return, followed by the energy and consumer non-cyclical sectors, respectively. The information technology sector was the only detracting sector.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Sprint Corp., 7.125% coupon, due 16/15/2024, a telecommunications company (portfolio average weight of 2.96%), and Dish DBS Corp., 5.875% coupon, due 11/15/2024, a media company (portfolio average weight of 1.66%). Positions that detracted most significantly from the Fund’s return during this period included Diebold Nixdorf, Inc., 8.50% coupon, due 04/15/2024, a hardware company (no longer held at fiscal period-end), and Rackspace Hosting, Inc. 8.625% coupon, due 11/15/2024, a software company (portfolio average weight of 1.46%).

55

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Media	13.3
Healthcare-Services	8.4
Software	8.2
Oil & Gas	7.2
Telecommunications	6.4
Pipelines	4.1
Packaging & Containers	4.0
REITs	3.5
Food	3.5
Retail	3.4
Chemicals	2.9
Commercial Services	2.6
Building Materials	2.4
Diversified Financial Services	2.3
Entertainment	2.0
Electric	1.8
Mining	1.8
Aerospace/Defense	1.4
Lodging	1.4
Real Estate	1.4
Metal Fabricate/Hardware	1.2
Engineering & Construction	1.1
Food Service	1.1
Home Builders	1.0
Distribution/Wholesale	1.0
Environmental Control	1.0
Apparel	0.8
Semiconductors	0.7
Machinery-Construction & Mining	0.7
Auto Parts & Equipment	0.7
Office/Business Equipment	0.6
Holding Companies-Diversified	0.6
Private Equity	0.5
Internet	0.5
Storage / Warehousing	0.5
Household Products/Wares	0.5
Machinery-Diversified	0.5
Gas	0.5
Electrical Components & Equipment	0.5
Airlines	0.5
Advertising	0.4
Insurance	0.4
Pharmaceuticals	0.4
Money Market Funds Plus Other Assets Less Liabilities	2.3

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 04/01/2024	3.0
Sprint Corp., 7.125%, 06/15/2024	3.0
First Data Corp., 5.750%, 01/15/2024	2.4
Tenet Healthcare Corp., 4.625%, 07/15/2024	2.1
MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2.0
First Data Corp., 5.000%, 01/15/2024	1.7
Dish DBS Corp., 5.875%, 11/15/2024	1.6
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/2024	1.6
Energy Transfer Equity LP, 5.875%, 01/15/2024	1.5
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	1.5
Total	20.4

*	Excluding money market fund holdings.

56

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index	2.17%	5.85%	11.79%
Bloomberg Barclays U.S. Corporate High Yield Index	3.40	6.39	12.91
Fund
NAV Return	1.93	4.67	9.36
Market Price Return	1.81	4.79	9.61

Guggenheim BulletShares 2024 High Yield Corporate Bond ETF (the “Predecessor Fund”) Inception: September 14, 2016

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on April 6, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

57

BSJP	Manager’s Analysis
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

As an index fund, the Invesco BulletShares 2025 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index (the “High Yield 2025 Index” or the “Index”). The High Yield 2025 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (which also may be known as “junk bonds”) with effective maturities in the year 2025. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the High Yield 2025 Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2025 and will terminate on or about December 31, 2025. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. There are no minimum credit rating requirements for securities that the Fund may purchase; however, the Fund will not purchase securities that are in default. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Board of Trustees approved a change in the fiscal year end for the Fund from May 31 to August 31. For the fiscal period from June 1, 2018 to August 31, 2018, on a market price basis, the Fund returned 2.76%. On a net asset value (“NAV”) basis, the Fund returned 3.02%. During the same time period, the Index returned 2.63%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays U.S. Corporate High Yield Index (the “Benchmark Index”) returned 2.25%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a representation of fixed-rate non-investment-grade debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer non-cyclical sector and most underweight in the communications sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the consumer non-cyclical and consumer cyclical sectors.

For the fiscal period ended August 31, 2018, the consumer non-cyclical sector contributed most significantly to the Fund’s return, followed by the communications sector. No sectors detracted from the Fund’s performance during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, included Endo Dac/Endo Finance LLC/End Finco, Inc., 6.00% coupon, due 02/01/2025, a pharmaceuticals company (portfolio average weight of 2.28%), and Petsmart, Inc., 5.875% coupon, due 06/01/2025, a retail company (portfolio average weight of 0.96%). Positions that detracted most significantly from the Fund’s return during this period included Ultra Resources, Inc., 7.125% coupon, due 04/15/2025, an oil & gas company (no longer held at fiscal period-end), and Garda World Security Corp. (Canada), 8.75% coupon, due 05/15/2025, a commercial services company (portfolio average weight of 0.66%).

58

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Oil & Gas	11.5
Telecommunications	9.0
Healthcare-Services	7.0
Media	6.5
Diversified Financial Services	5.8
Commercial Services	5.3
Packaging & Containers	4.3
Pharmaceuticals	4.3
Entertainment	3.7
Pipelines	3.1
Food	2.8
Lodging	2.4
Electric	2.4
Chemicals	2.3
Retail	2.1
Mining	2.1
REITs	1.9
Engineering & Construction	1.9
Software	1.8
Agriculture	1.5
Internet	1.5
Coal	1.4
Aerospace/Defense	1.2
Auto Parts & Equipment	1.2
Insurance	1.2
Iron/Steel	1.2
Distribution/Wholesale	1.2
Beverages	1.2
Healthcare-Products	1.0
Household Products/Wares	0.9
Semiconductors	0.7
Miscellaneous Manufacturing	0.6
Office/Business Equipment	0.6
Machinery-Construction & Mining	0.6
Real Estate	0.6
Home Builders	0.6
Gas	0.6
Money Market Funds Plus Other Assets Less Liabilities	2.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
Bausch Health Cos., Inc., 6.125%, 04/15/2025	2.7
Sprint Corp., 7.625%, 02/15/2025	2.5
HCA, Inc., 5.375%, 02/01/2025	2.5
Frontier Communications Corp., 11.000%, 09/15/2025	2.1
Southwestern Energy Co., 6.200%, 01/23/2025	2.0
Altice Luxembourg SA, 7.625%, 02/15/2025	2.0
International Game Technology PLC, 6.500%, 02/15/2025	1.9
Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	1.9
Intelsat Jackson Holdings SA, 9.750%, 07/15/2025	1.9
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	1.8
Total	21.3

*	Excluding money market fund holdings.

59

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index	2.03%
Bloomberg Barclays U.S. Corporate High Yield Index	2.62
Fund
NAV Return	1.67
Market Price Return	1.71

Guggenheim BulletShares 2025 High Yield Corporate Bond ETF (the “Predecessor Fund”) Inception: September 27, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 18, 2018, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

60

BSJQ	Manager’s Analysis
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

As an index fund, the Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index (the “Index”). The Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds (commonly known as “junk bonds”) with effective maturities in the year 2026. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security is determined in accordance with the Index’s rules-based methodology. The actual maturity of a callable security may change because an issuer of a callable security may “call” or repay the amount owed under the security before its stated maturity.

The Fund has a designated year of maturity of 2026 and will terminate on or about December 31, 2026. In connection with such termination, the Fund will make a cash distribution to then current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount at maturity. The Fund will invest at least 80% of its total assets in component securities that comprise the Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

During the fiscal period from the Fund’s inception (August 9, 2018) through August 31, 2018, on a market price basis, the Fund returned 0.56%. On a net asset value (“NAV”) basis, the Fund returned 0.56%. During the same time period, the Index returned 0.48%. During the fiscal period, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to the sampling approach employed by the portfolio management team.

During this same time period, the Bloomberg Barclays US Corporate High Yield Index (the “Benchmark Index”) returned 0.33%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 240 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of fixed-rate investment-grade taxable debt.

The performance of the Fund differed from the Benchmark Index because the Fund seeks to track an Index that employs a proprietary bond selection and weighting methodology, whereas the Benchmark Index selects and weights bonds based on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the communications sector and most underweight in the information technology sector during the fiscal period ended August 31, 2018. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the communications and energy sectors.

For the fiscal period ended August 31, 2018, the communications sector contributed most significantly to the Fund’s return, followed by the energy and consumer cyclical sectors, respectively. There were no sectors which detracted from the Fund’s return during the period.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended August 31, 2018, Virgin Media Secured Finance PLC (United Kingdom), 5.25% coupon, due 01/15/2026, a media company (portfolio average weight of 3.87%), and Gray Television, Inc., 5.875% coupon, due 07/15/2026, a media company (portfolio average weight of 3.97%). Positions that detracted most significantly from the Fund’s return during this period included Dish DBS Corp., 7.75% coupon, due 07/01/2026, a media company (portfolio average weight of 4.59%), and Goodyear Tire & Rubber Co. (The), 5.00% coupon, due 05/31/2026, an auto parts & equipment company (portfolio average weight of 3.81%).

61

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ) (continued)

Industry Breakdown (% of the Fund’s Net Assets) as of August 31, 2018
Media	31.1
Oil & Gas	8.2
Auto Parts & Equipment	5.5
Healthcare-Services	4.1
Aerospace/Defense	4.0
Software	3.9
Metal Fabricate/Hardware	3.9
Telecommunications	3.9
Apparel	3.9
Food	3.8
Electric	3.8
Machinery-Diversified	2.0
Iron/Steel	2.0
Gas	2.0
Home Builders	2.0
Healthcare-Products	2.0
Food Service	2.0
Retail	2.0
Entertainment	1.9
Home Furnishings	1.9
REITs	1.9
Lodging	1.9
Money Market Fund Plus Other Assets Less Liabilities	2.3

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of August 31, 2018
Security
DISH DBS Corp., 7.750%, 07/01/2026	4.5
HCA, Inc., 5.875%, 02/15/2026	4.1
Ep Energy LLC / Everest Acquisition Finance, Inc., 7.750%, 05/15/2026	4.1
Transdigm, Inc., 6.375%, 06/15/2026	4.0
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/2026	4.0
Gray Television, Inc., 5.875%, 07/15/2026	4.0
Sirius XM Radio, Inc., 5.375%, 07/15/2026	4.0
Iqvia, Inc., 5.000%, 10/15/2026	4.0
Altice France SA, 7.375%, 05/01/2026	3.9
Altice US Finance I Corp., 5.500%, 05/15/2026	3.9
Total	40.5

*	Excluding money market fund holdings.

Fund Performance History as of August 31, 2018

Fund Inception
Index	Cumulative
Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index	0.48%
Bloomberg Barclays U.S. Corporate High Yield Index	0.33
Fund
NAV Return	0.56
Market Price Return	0.56

Fund Inception: August 9, 2018

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Fund.

62

Schedule of Investments

Invesco BulletShares 2018 Corporate Bond ETF (BSCI)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—61.7%
	Aerospace/Defense—0.8%
$6,015,000	Lockheed Martin Corp.	1.850%	11/23/2018	$6,006,416

	Agriculture—0.5%
3,704,000	Altria Group, Inc.	9.700	11/10/2018	3,751,075

	Auto Manufacturers—5.6%
6,694,000	American Honda Finance Corp.	2.125	10/10/2018	6,692,637
9,050,000	Ford Motor Credit Co. LLC	2.875	10/01/2018	9,052,896
6,000,000	Ford Motor Credit Co. LLC	2.551	10/05/2018	5,998,626
8,316,000	General Motors Co.	3.500	10/02/2018	8,322,229
10,799,000	Toyota Motor Credit Corp., GMTN	2.000	10/24/2018	10,794,793

				40,861,181

	Banks—23.7%
6,391,000	Bank of America Corp.	6.875	11/15/2018	6,446,647
8,030,000	Bank of America NA, BKNT	2.050	12/07/2018	8,024,260
10,707,000	Bank of Nova Scotia (The) (Canada)	2.050	10/30/2018	10,700,897
9,508,000	BNP Paribas SA, MTN (France)	2.400	12/12/2018	9,506,700
4,500,000	Branch Banking & Trust Co., BKNT, MTN	2.300	10/15/2018	4,499,486
11,044,000	Citigroup, Inc.	2.500	09/26/2018	11,045,488
10,597,000	Citigroup, Inc.	2.050	12/07/2018	10,587,318
5,100,000	Citizens Bank NA, BKNT, MTN	2.300	12/03/2018	5,098,407
5,780,000	Discover Bank	2.600	11/13/2018	5,780,496
3,600,000	HSBC USA, Inc.	2.625	09/24/2018	3,600,605
6,265,000	Huntington National Bank (The), BKNT	2.200	11/06/2018	6,263,098
2,250,000	JPMorgan Chase Bank NA, BKNT	1.450	09/21/2018	2,249,317
4,547,000	KeyCorp, MTN	2.300	12/13/2018	4,546,386
2,231,000	Lloyds Bank PLC (United Kingdom)	2.300	11/27/2018	2,229,580
3,192,000	Morgan Stanley, GMTN	2.200	12/07/2018	3,190,102
6,025,000	MUFG Union Bank NA, BKNT	2.625	09/26/2018	6,026,499
6,300,000	National Bank of Canada, BKNT (Canada)	2.100	12/14/2018	6,295,808
4,710,000	PNC Bank NA, BKNT	1.800	11/05/2018	4,705,536
4,935,000	PNC Bank NA, BKNT	1.700	12/07/2018	4,926,862
12,447,000	Royal Bank of Canada (Canada)	2.000	10/01/2018	12,443,153
8,890,000	Royal Bank of Canada, GMTN (Canada)	2.000	12/10/2018	8,881,589
3,305,000	Sumitomo Mitsui Banking Corp. (Japan)	1.762	10/19/2018	3,302,830
6,384,000	SunTrust Banks, Inc.	2.350	11/01/2018	6,383,942
5,635,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.450	09/06/2018	5,634,855
11,868,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.625	09/10/2018	11,868,454
5,255,000	U.S. Bancorp, MTN	1.950	11/15/2018	5,251,792
3,600,000	Wells Fargo Bank NA, MTN	1.800	11/28/2018	3,595,022

				173,085,129

	Beverages—1.1%
7,117,000	Coca-Cola Co. (The)	1.650	11/01/2018	7,106,704
798,000	Coca-Cola Femsa SAB de CV (Mexico)	2.375	11/26/2018	796,577

				7,903,281

	Biotechnology—0.8%
5,986,000	Gilead Sciences, Inc.	1.850	09/04/2018	5,986,000

	Computers—2.0%
11,050,000	International Business Machines Corp.	7.625	10/15/2018	11,114,881
3,590,000	Seagate HDD Cayman	3.750	11/15/2018	3,599,085

				14,713,966

	Cosmetics/Personal Care—0.8%
6,053,000	Procter & Gamble Co. (The)	1.600	11/15/2018	6,044,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2018 Corporate Bond ETF (BSCI) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services—2.5%
$3,128,000	Air Lease Corp.	2.625%	09/04/2018	$3,128,000
4,820,000	American Express Credit Corp., MTN	1.875	11/05/2018	4,816,043
2,509,000	Associates Corp. of North America	6.950	11/01/2018	2,525,714
3,500,000	Capital One Bank USA NA, BKNT	2.150	11/21/2018	3,498,400
4,173,000	National Rural Utilities Cooperative Finance Corp.	10.375	11/01/2018	4,224,401

				18,192,558

	Electric—2.9%
3,474,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	3,510,418
2,698,000	Duke Energy Carolinas LLC, Series C	7.000	11/15/2018	2,721,210
4,842,000	Georgia Power Co.	1.950	12/01/2018	4,835,276
2,049,000	NextEra Energy Capital Holdings, Inc.	1.649	09/01/2018	2,049,000
4,316,000	Oncor Electric Delivery Co. LLC	6.800	09/01/2018	4,316,000
4,056,000	Southern Co. (The)	2.450	09/01/2018	4,056,000

				21,487,904

	Hand/Machine Tools—0.8%
5,885,000	Stanley Black & Decker, Inc.	2.451	11/17/2018	5,883,487

	Healthcare-Products—0.9%
905,000	Abbott Laboratories	2.000	09/15/2018	904,827
3,050,000	Danaher Corp.	1.650	09/15/2018	3,049,209
2,795,000	Edwards Lifesciences Corp.	2.875	10/15/2018	2,796,252

				6,750,288

	Investment Companies—0.7%
4,976,000	Ares Capital Corp.	4.875	11/30/2018	4,998,628

	Machinery-Construction & Mining—1.2%
1,629,000	Caterpillar Financial Services Corp., MTN	7.050	10/01/2018	1,634,308
6,939,000	Caterpillar Financial Services Corp., GMTN	1.800	11/13/2018	6,932,487

				8,566,795

	Machinery-Diversified—1.6%
2,696,000	John Deere Capital Corp., MTN	5.750	09/10/2018	2,697,217
4,810,000	John Deere Capital Corp., MTN	1.950	12/13/2018	4,803,991
4,015,000	Roper Technologies, Inc.	2.050	10/01/2018	4,013,331

				11,514,539

	Media—0.6%
4,508,000	Walt Disney Co. (The), GMTN	1.500	09/17/2018	4,506,889

	Oil & Gas—4.2%
5,741,000	BP Capital Markets PLC (United Kingdom)	2.241	09/26/2018	5,740,586
8,726,000	Chevron Corp.	1.790	11/16/2018	8,716,451
8,132,000	Shell International Finance BV (Netherlands)	1.625	11/10/2018	8,118,884
8,219,000	Shell International Finance BV (Netherlands)	2.000	11/15/2018	8,215,279

				30,791,200

	Pharmaceuticals—3.6%
6,751,000	AbbVie, Inc.	2.000	11/06/2018	6,745,845
6,902,000	AstraZeneca PLC (United Kingdom)	1.750	11/16/2018	6,892,342
8,137,000	CVS Health Corp.	2.250	12/05/2018	8,131,168
3,712,000	Johnson & Johnson	1.650	12/05/2018	3,707,063
648,000	Pharmacia LLC	6.500	12/01/2018	654,224

				26,130,642

	Pipelines—0.7%
2,265,000	MPLX LP	5.500	02/15/2023	2,320,367
3,089,000	Spectra Energy Partners LP	2.950	09/25/2018	3,089,939

				5,410,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2018 Corporate Bond ETF (BSCI) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail—2.3%
$7,469,000	Home Depot, Inc. (The)	2.250%	09/10/2018	$7,469,240
5,022,000	McDonald’s Corp., MTN	2.100	12/07/2018	5,018,027
3,965,000	Walmart, Inc.	1.950	12/15/2018	3,959,100

				16,446,367

	Semiconductors—0.8%
2,688,000	Altera Corp.	2.500	11/15/2018	2,688,743
2,995,000	Maxim Integrated Products, Inc.	2.500	11/15/2018	2,994,433

				5,683,176

	Software—2.4%
11,096,000	Microsoft Corp.	1.300	11/03/2018	11,076,484
6,127,000	Microsoft Corp.	1.625	12/06/2018	6,116,173

				17,192,657

	Telecommunications—1.2%
9,103,000	AT&T, Inc.	2.375	11/27/2018	9,098,435

	Total Corporate Bonds (Cost $451,207,058)			451,005,824

	Short—Term Investments—37.5%
	U.S. Treasury Securities—37.5%
	U.S. Treasury Bills—37.5%(a)
31,625,900	2.010%, 12/20/2018			31,430,382
140,100	2.020%, 12/20/2018			139,234
57,000,000	2.037%, 12/20/2018			56,647,613
29,000,000	2.040%, 12/20/2018			28,820,716
26,000,000	2.042%, 12/20/2018			25,839,262
32,000,000	2.045%, 12/20/2018			31,802,169
50,000,000	2.047%, 12/20/2018			49,690,889
40,000,000	2.051%, 12/20/2018			39,752,711
10,000,000	2.059%, 12/20/2018			9,938,178

	Total U.S. Treasury Securities (Cost $274,043,740)			274,061,154

Number of Shares
	Money Market Fund—0.2%
1,224,033	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $1,224,033)			1,224,033

	Total Investments in Securities (Cost $726,474,831)—99.4%			726,291,011
	Other assets less liabilities—0.6%			4,035,570

	Net Assets—100.0%			$730,326,581

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Schedule of Investments

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.4%
	Advertising—0.1%
$1,526,000	Omnicom Group, Inc./Omnicom Capital, Inc.	6.250%	07/15/2019	$1,570,218

	Aerospace/Defense—0.8%
1,445,000	Boeing Capital Corp.	4.700	10/27/2019	1,477,658
1,960,000	Boeing Co. (The)	6.000	03/15/2019	1,995,865
2,817,000	Lockheed Martin Corp.	4.250	11/15/2019	2,863,723
1,388,000	Northrop Grumman Corp.	5.050	08/01/2019	1,415,888
1,827,000	United Technologies Corp.	1.500	11/01/2019	1,798,956

				9,552,090

	Agriculture—0.9%
3,497,000	Altria Group, Inc.	9.250	08/06/2019	3,700,178
2,182,000	Philip Morris International, Inc.	1.875	01/15/2019	2,176,327
1,905,000	Philip Morris International, Inc.	1.625	02/21/2019	1,897,885
1,154,000	Philip Morris International, Inc.	1.375	02/25/2019	1,147,650
2,074,000	Reynolds American, Inc. (United Kingdom)	8.125	06/23/2019	2,159,713

				11,081,753

	Auto Manufacturers—5.4%
2,515,000	American Honda Finance Corp., MTN	1.700	02/22/2019	2,505,413
3,401,000	American Honda Finance Corp., MTN	1.200	07/12/2019	3,364,291
3,139,000	American Honda Finance Corp., MTN	2.250	08/15/2019	3,127,400
3,650,000	Ford Motor Credit Co. LLC, GMTN	2.943	01/08/2019	3,649,325
3,850,000	Ford Motor Credit Co. LLC	2.375	03/12/2019	3,835,976
2,500,000	Ford Motor Credit Co. LLC	2.262	03/28/2019	2,487,920
3,700,000	Ford Motor Credit Co. LLC	2.021	05/03/2019	3,674,142
2,500,000	Ford Motor Credit Co. LLC	1.897	08/12/2019	2,469,191
3,650,000	Ford Motor Credit Co. LLC	2.597	11/04/2019	3,616,059
4,568,000	General Motors Financial Co., Inc.	3.100	01/15/2019	4,573,344
4,812,000	General Motors Financial Co., Inc.	2.400	05/09/2019	4,798,130
2,371,000	General Motors Financial Co., Inc.	3.500	07/10/2019	2,384,141
2,194,000	General Motors Financial Co., Inc.	2.350	10/04/2019	2,181,405
1,581,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	1,570,430
2,291,000	Toyota Motor Credit Corp., MTN	1.700	01/09/2019	2,285,218
3,236,000	Toyota Motor Credit Corp., MTN	2.100	01/17/2019	3,231,314
3,541,000	Toyota Motor Credit Corp., GMTN	1.700	02/19/2019	3,527,706
3,251,000	Toyota Motor Credit Corp., MTN	1.400	05/20/2019	3,224,717
3,688,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	3,674,175
3,151,000	Toyota Motor Credit Corp., MTN	1.550	10/18/2019	3,111,622

				63,291,919

	Banks—36.8%
1,900,000	Bank of America Corp.	5.490	03/15/2019	1,925,696
8,040,000	Bank of America Corp.	7.625	06/01/2019	8,322,809
10,812,000	Bank of America Corp., Series L, GMTN	2.600	01/15/2019	10,813,815
7,250,000	Bank of America Corp., Series L, GMTN	2.650	04/01/2019	7,253,518
3,688,000	Bank of Montreal, MTN (Canada)	2.375	01/25/2019	3,685,644
5,390,000	Bank of Montreal, MTN (Canada)	1.500	07/18/2019	5,336,113
2,974,000	Bank of Montreal, MTN (Canada)	2.100	12/12/2019	2,949,675
3,244,000	Bank of New York Mellon Corp. (The), MTN	2.100	01/15/2019	3,240,657
1,730,000	Bank of New York Mellon Corp. (The), MTN	2.200	03/04/2019	1,727,753
1,117,000	Bank of New York Mellon Corp. (The)	5.450	05/15/2019	1,139,000
4,346,000	Bank of New York Mellon Corp. (The), MTN	2.300	09/11/2019	4,330,438
2,416,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	2,410,326
5,202,000	Bank of Nova Scotia (The) (Canada)	1.650	06/14/2019	5,162,915
4,208,000	Bank of Nova Scotia (The) (Canada)	2.125	09/11/2019	4,180,444
2,739,000	Bank of Nova Scotia (The), BKNT (Canada)	1.950	01/15/2019	2,733,350
2,983,000	Bank of Nova Scotia (The), BKNT (Canada)	2.050	06/05/2019	2,971,799
2,203,000	Barclays Bank PLC, BKNT (United Kingdom)	6.750	05/22/2019	2,264,072
6,250,000	Barclays PLC (United Kingdom)	2.750	11/08/2019	6,223,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,541,000	BB&T Corp., MTN	2.250%	02/01/2019	$2,538,275
1,728,000	BB&T Corp., MTN	6.850	04/30/2019	1,776,123
1,726,000	BB&T Corp.	5.250	11/01/2019	1,771,527
2,281,000	BNP Paribas SA, MTN (France)	2.450	03/17/2019	2,280,494
4,450,000	BPCE SA, MTN (France)	2.500	07/15/2019	4,431,848
4,700,000	Branch Banking & Trust Co., BKNT	1.450	05/10/2019	4,664,591
3,374,000	Canadian Imperial Bank of Commerce (Canada)	1.600	09/06/2019	3,338,532
2,284,000	Capital One Financial Corp.	2.450	04/24/2019	2,281,201
3,400,000	Capital One NA	2.400	09/05/2019	3,383,513
3,655,000	Capital One NA, BKNT	1.850	09/13/2019	3,620,788
4,840,000	Citibank NA, BKNT	2.000	03/20/2019	4,824,812
4,991,000	Citigroup, Inc.	2.550	04/08/2019	4,987,234
3,762,000	Citigroup, Inc.	8.500	05/22/2019	3,916,211
2,866,000	Citigroup, Inc.	2.050	06/07/2019	2,851,483
4,642,000	Citigroup, Inc.	2.500	07/29/2019	4,633,022
2,150,000	Citizens Bank NA, MTN	2.450	12/04/2019	2,130,945
2,300,000	Citizens Bank NA, BKNT, MTN	2.500	03/14/2019	2,298,758
4,750,000	Cooperatieve Rabobank UA (Netherlands)	2.250	01/14/2019	4,745,786
3,200,000	Cooperatieve Rabobank UA, BKNT (Netherlands)	1.375	08/09/2019	3,159,365
8,500,000	Credit Suisse AG, GMTN (Switzerland)	2.300	05/28/2019	8,479,889
6,450,000	Credit Suisse AG, GMTN (Switzerland)	5.300	08/13/2019	6,601,325
6,257,000	Deutsche Bank AG (Germany)	2.500	02/13/2019	6,233,707
5,500,000	Deutsche Bank AG, GMTN (Germany)	2.850	05/10/2019	5,484,946
1,690,000	Fifth Third Bancorp	2.300	03/01/2019	1,687,782
2,100,000	Fifth Third Bank, BKNT	2.300	03/15/2019	2,097,714
2,000,000	Fifth Third Bank, BKNT	2.375	04/25/2019	1,998,219
2,000,000	Fifth Third Bank, BKNT	1.625	09/27/2019	1,976,446
8,202,000	Goldman Sachs Group, Inc. (The)	2.625	01/31/2019	8,201,871
9,700,000	Goldman Sachs Group, Inc. (The), GMTN	7.500	02/15/2019	9,906,745
2,300,000	Goldman Sachs Group, Inc. (The)	2.000	04/25/2019	2,289,677
1,671,000	Goldman Sachs Group, Inc. (The)	1.950	07/23/2019	1,660,154
7,903,000	Goldman Sachs Group, Inc. (The)	2.550	10/23/2019	7,876,313
7,300,000	Goldman Sachs Group, Inc. (The)	2.300	12/13/2019	7,247,304
2,308,000	HSBC USA, Inc.	2.250	06/23/2019	2,300,869
2,525,000	HSBC USA, Inc.	2.375	11/13/2019	2,509,569
1,902,000	Huntington National Bank (The)	2.200	04/01/2019	1,897,418
4,997,000	JPMorgan Chase & Co.	2.350	01/28/2019	4,995,550
3,093,000	JPMorgan Chase & Co.	1.850	03/22/2019	3,082,442
9,697,000	JPMorgan Chase & Co.	6.300	04/23/2019	9,922,082
5,794,000	JPMorgan Chase & Co.	2.200	10/22/2019	5,759,912
2,800,000	JPMorgan Chase Bank NA, BKNT	1.650	09/23/2019	2,769,630
2,490,000	KeyBank NA, BKNT	2.350	03/08/2019	2,487,476
2,148,000	KeyBank NA, BKNT	1.600	08/22/2019	2,124,803
2,150,000	KeyBank NA, BKNT	2.500	12/15/2019	2,139,034
2,500,000	Manufacturers & Traders Trust Co., BKNT	2.300	01/30/2019	2,497,790
2,243,000	Manufacturers & Traders Trust Co., BKNT	2.250	07/25/2019	2,233,238
6,447,000	Morgan Stanley, GMTN	2.500	01/24/2019	6,446,451
5,507,000	Morgan Stanley, GMTN	2.450	02/01/2019	5,505,083
9,264,000	Morgan Stanley, GMTN	7.300	05/13/2019	9,548,978
7,959,000	Morgan Stanley, GMTN	2.375	07/23/2019	7,931,910
10,100,000	Morgan Stanley, GMTN	5.625	09/23/2019	10,385,713
1,902,000	MUFG Union Bank NA, BKNT	2.250	05/06/2019	1,897,781
1,996,000	National City Corp.	6.875	05/15/2019	2,051,353
3,350,000	PNC Bank NA, BKNT	2.200	01/28/2019	3,346,611
3,300,000	PNC Bank NA, BKNT	1.950	03/04/2019	3,291,417
3,400,000	PNC Bank NA, BKNT	2.250	07/02/2019	3,391,066
2,700,000	PNC Bank NA, BKNT	1.450	07/29/2019	2,671,983
1,930,000	PNC Financial Services Group, Inc. (The)	6.700	06/10/2019	1,988,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,826,000	Royal Bank of Canada, GMTN (Canada)	2.150%	03/15/2019	$2,821,314
3,867,000	Royal Bank of Canada, GMTN (Canada)	1.625	04/15/2019	3,844,822
5,181,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	5,126,954
5,502,000	Royal Bank of Canada (Canada)	2.200	09/23/2019	5,463,825
2,725,000	Royal Bank of Scotland Group PLC, GMTN (United Kingdom)	6.400	10/21/2019	2,816,697
5,522,000	Santander UK PLC (United Kingdom)	2.500	03/14/2019	5,520,616
3,493,000	Santander UK PLC (United Kingdom)	2.350	09/10/2019	3,475,668
2,954,000	Skandinaviska Enskilda Banken AB (Sweden)	1.500	09/13/2019	2,911,428
2,500,000	Sumitomo Mitsui Banking Corp. (Japan)	2.450	01/10/2019	2,499,049
2,500,000	Sumitomo Mitsui Banking Corp. (Japan)	1.966	01/11/2019	2,494,774
1,900,000	Sumitomo Mitsui Banking Corp. (Japan)	2.050	01/18/2019	1,896,230
2,500,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	2.250	07/11/2019	2,489,273
2,257,000	SunTrust Banks, Inc.	2.500	05/01/2019	2,256,440
4,800,000	Svenska Handelsbanken AB (Sweden)	2.500	01/25/2019	4,800,650
2,600,000	Svenska Handelsbanken AB, GMTN (Sweden)	2.250	06/17/2019	2,590,495
2,700,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	1.500	09/06/2019	2,663,915
5,230,000	Toronto-Dominion Bank (The), MTN (Canada)	1.950	01/22/2019	5,220,075
3,205,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.450	08/13/2019	3,168,225
4,330,000	Toronto-Dominion Bank (The), MTN (Canada)	2.250	11/05/2019	4,309,911
4,165,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	4,147,761
3,400,000	U.S. Bank NA, BKNT	1.400	04/26/2019	3,376,509
4,725,000	U.S. Bank NA, BKNT	2.125	10/28/2019	4,697,426
7,650,000	UBS AG, GMTN (Switzerland)	2.375	08/14/2019	7,626,797
4,127,000	US Bancorp, MTN	2.200	04/25/2019	4,121,329
4,916,000	Wells Fargo & Co.	2.150	01/15/2019	4,910,385
5,108,000	Wells Fargo & Co.	2.125	04/22/2019	5,093,731
7,700,000	Wells Fargo Bank NA	1.750	05/24/2019	7,655,906
7,500,000	Wells Fargo Bank NA, BKNT, MTN	2.150	12/06/2019	7,438,650

				430,663,993

	Beverages—1.4%
3,024,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	3,161,479
2,986,000	Coca-Cola Co. (The)	1.375	05/30/2019	2,961,064
1,926,000	Molson Coors Brewing Co.	1.450	07/15/2019	1,902,255
2,234,000	PepsiCo, Inc.	2.250	01/07/2019	2,232,789
1,924,000	PepsiCo, Inc.	1.500	02/22/2019	1,916,064
2,235,000	PepsiCo, Inc.	1.550	05/02/2019	2,220,825
2,381,000	PepsiCo, Inc.	1.350	10/04/2019	2,347,928

				16,742,404

	Biotechnology—1.1%
2,686,000	Amgen, Inc.	5.700	02/01/2019	2,719,351
1,908,000	Amgen, Inc.	1.900	05/10/2019	1,898,532
4,328,000	Amgen, Inc.	2.200	05/22/2019	4,315,681
1,501,000	Celgene Corp.	2.250	05/15/2019	1,497,050
2,176,000	Gilead Sciences, Inc.	2.050	04/01/2019	2,169,350

				12,599,964

	Chemicals—1.3%
6,970,000	Dow Chemical Co. (The)	8.550	05/15/2019	7,237,214
1,244,000	EI du Pont de Nemours & Co.	5.750	03/15/2019	1,262,859
4,800,000	LyondellBasell Industries NV	5.000	04/15/2019	4,837,378
2,086,000	Praxair, Inc.	4.500	08/15/2019	2,121,837

				15,459,288

	Commercial Services—0.1%
850,000	Princeton University	4.950	03/01/2019	858,601

	Computers—2.3%
1,392,000	Apple, Inc.	1.550	02/08/2019	1,387,095
2,804,000	Apple, Inc.	1.700	02/22/2019	2,795,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers (continued)
$5,792,000	Apple, Inc.	2.100%	05/06/2019	$5,785,867
3,927,000	Apple, Inc.	1.100	08/02/2019	3,876,687
2,200,000	International Business Machines Corp.	1.950	02/12/2019	2,195,216
2,400,000	International Business Machines Corp.	1.875	05/15/2019	2,388,474
6,000,000	International Business Machines Corp.	1.800	05/17/2019	5,970,596
2,054,000	International Business Machines Corp.	8.375	11/01/2019	2,187,705

				26,587,161

	Cosmetics/Personal Care—1.0%
1,707,000	Colgate-Palmolive Co., MTN	1.750	03/15/2019	1,699,625
2,177,000	Procter & Gamble Co. (The)	1.900	11/01/2019	2,159,113
2,200,000	Unilever Capital Corp. (United Kingdom)	4.800	02/15/2019	2,222,307
5,200,000	Unilever Capital Corp. (United Kingdom)	2.200	03/06/2019	5,194,210

				11,275,255

	Diversified Financial Services—4.5%
3,180,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.750	05/15/2019	3,198,591
2,043,000	Air Lease Corp.	3.375	01/15/2019	2,046,905
2,218,000	Aircastle Ltd.	6.250	12/01/2019	2,295,630
1,863,000	American Express Co.	8.125	05/20/2019	1,933,284
3,833,000	American Express Credit Corp.	2.125	03/18/2019	3,825,526
5,070,000	American Express Credit Corp., MTN	1.875	05/03/2019	5,047,123
4,547,000	American Express Credit Corp., GMTN	2.250	08/15/2019	4,528,013
2,183,000	American Express Credit Corp., MTN	1.700	10/30/2019	2,157,095
2,794,000	BlackRock, Inc., Series 2	5.000	12/10/2019	2,876,355
2,600,000	Capital One Bank USA NA, BKNT	2.300	06/05/2019	2,591,877
2,812,000	International Lease Finance Corp.	5.875	04/01/2019	2,857,931
4,702,000	International Lease Finance Corp.	6.250	05/15/2019	4,806,986
2,226,000	Jefferies Group LLC	8.500	07/15/2019	2,330,385
1,247,000	Mastercard, Inc.	2.000	04/01/2019	1,243,641
3,024,000	Nomura Holdings, Inc., GMTN (Japan)	2.750	03/19/2019	3,024,639
2,814,000	Synchrony Financial	2.600	01/15/2019	2,811,582
3,067,000	Synchrony Financial	3.000	08/15/2019	3,062,584
1,574,000	TD Ameritrade Holding Corp.	5.600	12/01/2019	1,623,953

				52,262,100

	Electric—2.7%
1,723,000	Arizona Public Service Co.	8.750	03/01/2019	1,772,643
1,692,000	Consumers Energy Co.	6.700	09/15/2019	1,759,189
1,474,000	Dominion Energy, Inc.	5.200	08/15/2019	1,506,657
2,058,000	Dominion Energy, Inc.	2.500	12/01/2019	2,044,279
1,498,000	Dominion Energy, Inc., Series B	1.600	08/15/2019	1,480,993
1,606,000	Duke Energy Corp.	5.050	09/15/2019	1,637,746
1,765,000	Duke Energy Progress LLC	5.300	01/15/2019	1,781,471
1,892,000	Emera US Finance LP (Canada)	2.150	06/15/2019	1,878,622
1,627,000	Entergy Texas, Inc.	7.125	02/01/2019	1,656,450
1,762,000	Exelon Generation Co. LLC	5.200	10/01/2019	1,801,929
1,787,000	Georgia Power Co.	4.250	12/01/2019	1,815,588
1,505,000	MidAmerican Energy Co.	2.400	03/15/2019	1,503,577
1,387,000	Nevada Power Co.	7.125	03/15/2019	1,418,516
1,403,000	NextEra Energy Capital Holdings, Inc.	2.300	04/01/2019	1,400,022
1,571,000	Sempra Energy	9.800	02/15/2019	1,619,375
1,503,000	Sempra Energy	1.625	10/07/2019	1,479,721
3,686,000	Southern Co. (The)	1.850	07/01/2019	3,660,535
1,828,000	Southern Power Co., Series D	1.950	12/15/2019	1,805,081

				32,022,394

	Electrical Components & Equipment—0.1%
1,453,000	Emerson Electric Co.	4.875	10/15/2019	1,485,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electronics—0.6%
$1,957,000	Amphenol Corp.	2.550%	01/30/2019	$1,956,385
3,781,000	Honeywell International, Inc.	1.400	10/30/2019	3,726,457
1,046,000	Keysight Technologies, Inc.	3.300	10/30/2019	1,042,949

				6,725,791

	Environmental Control—0.2%
2,275,000	Republic Services, Inc.	5.500	09/15/2019	2,334,288

	Food—1.3%
3,704,000	General Mills, Inc.	5.650	02/15/2019	3,750,620
1,716,000	General Mills, Inc.	2.200	10/21/2019	1,704,058
1,563,000	Kellogg Co.	4.150	11/15/2019	1,585,942
1,343,000	Kroger Co. (The)	2.300	01/15/2019	1,341,311
1,578,000	Kroger Co. (The), GMTN	1.500	09/30/2019	1,554,949
1,732,000	SYSCO Corp.	1.900	04/01/2019	1,724,733
3,513,000	Tyson Foods, Inc.	2.650	08/15/2019	3,506,006

				15,167,619

	Healthcare-Products—1.6%
6,051,000	Abbott Laboratories	2.350	11/22/2019	6,012,333
2,235,000	Becton, Dickinson and Co.	2.133	06/06/2019	2,223,186
3,779,000	Becton, Dickinson and Co.	2.675	12/15/2019	3,761,059
2,792,000	Medtronic Global Holdings SCA	1.700	03/28/2019	2,779,348
2,300,000	Stryker Corp.	2.000	03/08/2019	2,293,311
1,146,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	1,165,338

				18,234,575

	Healthcare-Services—1.3%
3,077,000	Anthem, Inc.	2.250	08/15/2019	3,060,738
4,588,000	HCA, Inc.	3.750	03/15/2019	4,606,352
1,704,000	HCA, Inc.	4.250	10/15/2019	1,727,277
1,392,000	UnitedHealth Group, Inc.	1.700	02/15/2019	1,386,622
1,597,000	UnitedHealth Group, Inc.	1.625	03/15/2019	1,589,282
2,982,000	UnitedHealth Group, Inc.	2.300	12/15/2019	2,964,717

				15,334,988

	Home Builders—0.3%
3,508,000	DR Horton, Inc.	3.750	03/01/2019	3,515,047

	Insurance—1.6%
3,421,000	American International Group, Inc.	2.300	07/16/2019	3,408,621
3,455,000	Berkshire Hathaway Finance Corp.	1.700	03/15/2019	3,442,883
3,352,000	Berkshire Hathaway Finance Corp.	1.300	08/15/2019	3,312,331
2,743,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	2,731,912
1,603,000	Chubb INA Holdings, Inc.	5.900	06/15/2019	1,641,858
2,423,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	2,510,639
1,453,000	Travelers Cos., Inc. (The)	5.900	06/02/2019	1,489,178

				18,537,422

	Internet—0.6%
3,008,000	Amazon.com, Inc.	2.600	12/05/2019	3,005,793
3,754,000	eBay, Inc.	2.200	08/01/2019	3,734,764

				6,740,557

	Lodging—0.2%
2,047,000	Marriott International, Inc.	3.000	03/01/2019	2,047,774

	Machinery-Construction & Mining—1.0%
3,144,000	Caterpillar Financial Services Corp., MTN	7.150	02/15/2019	3,208,650
2,318,000	Caterpillar Financial Services Corp., MTN	1.900	03/22/2019	2,310,786
2,401,000	Caterpillar Financial Services Corp., MTN	1.350	05/18/2019	2,380,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Construction & Mining (continued)
$2,474,000	Caterpillar Financial Services Corp., MTN	2.100%	06/09/2019	$2,465,380
1,459,000	Caterpillar Financial Services Corp., GMTN	2.250	12/01/2019	1,451,662

				11,816,620

	Machinery-Diversified—1.0%
2,288,000	Deere & Co.	4.375	10/16/2019	2,329,226
2,365,000	John Deere Capital Corp., MTN	1.950	01/08/2019	2,361,649
1,504,000	John Deere Capital Corp., GMTN	2.250	04/17/2019	1,500,251
1,721,000	John Deere Capital Corp., MTN	2.300	09/16/2019	1,714,233
1,571,000	John Deere Capital Corp., MTN	1.250	10/09/2019	1,544,887
1,606,000	Roper Technologies, Inc.	6.250	09/01/2019	1,657,127

				11,107,373

	Media—2.3%
1,602,000	21st Century Fox America, Inc.	6.900	03/01/2019	1,633,916
1,861,000	CBS Corp.	2.300	08/15/2019	1,851,711
1,763,000	Comcast Corp.	5.700	07/01/2019	1,805,318
1,082,000	Discovery Communications LLC	5.625	08/15/2019	1,108,904
1,673,000	Thomson Reuters Corp. (Canada)	4.700	10/15/2019	1,701,269
3,521,000	Time Warner Cable LLC	8.750	02/14/2019	3,611,304
6,509,000	Time Warner Cable LLC	8.250	04/01/2019	6,704,060
1,961,000	Viacom, Inc.	5.625	09/15/2019	2,011,449
1,253,000	Walt Disney Co. (The), GMTN	5.500	03/15/2019	1,271,393
2,400,000	Walt Disney Co. (The), GMTN	1.850	05/30/2019	2,385,972
1,154,000	Walt Disney Co. (The), GMTN	0.875	07/12/2019	1,137,769
1,504,000	Warner Media LLC	2.100	06/01/2019	1,497,094

				26,720,159

	Mining—0.2%
1,816,000	Newmont Mining Corp.	5.125	10/01/2019	1,852,546

	Miscellaneous Manufacturing—0.9%
2,291,000	3M Co., MTN	1.625	06/15/2019	2,274,592
4,275,000	General Electric Co., GMTN	6.000	08/07/2019	4,402,330
1,919,000	Illinois Tool Works, Inc.	1.950	03/01/2019	1,914,149
2,260,000	Illinois Tool Works, Inc.	6.250	04/01/2019	2,305,833

				10,896,904

	Office/Business Equipment—0.2%
720,000	Xerox Corp.	2.750	03/15/2019	719,415
1,887,000	Xerox Corp.	5.625	12/15/2019	1,939,180

				2,658,595

	Oil & Gas—6.9%
1,667,000	Anadarko Petroleum Corp.	8.700	03/15/2019	1,717,235
3,270,000	Antero Resources Corp.	5.125	12/01/2022	3,319,050
944,000	Antero Resources Corp.	5.625	06/01/2023	976,143
3,187,000	BP Capital Markets PLC (United Kingdom)	4.750	03/10/2019	3,222,140
2,277,000	BP Capital Markets PLC (United Kingdom)	1.676	05/03/2019	2,264,668
3,212,000	BP Capital Markets PLC (United Kingdom)	2.237	05/10/2019	3,203,321
4,550,000	Cenovus Energy, Inc. (Canada)	5.700	10/15/2019	4,660,908
1,492,000	Chevron Corp.	1.686	02/28/2019	1,485,635
4,606,000	Chevron Corp.	4.950	03/03/2019	4,663,936
4,401,000	Chevron Corp.	1.561	05/16/2019	4,365,626
2,642,000	Chevron Corp.	2.193	11/15/2019	2,626,936
6,776,000	Continental Resources, Inc.	5.000	09/15/2022	6,867,405
1,698,000	Encana Corp. (Canada)	6.500	05/15/2019	1,737,903
2,706,000	EOG Resources, Inc.	5.625	06/01/2019	2,762,780
2,033,000	Equities Corp.	8.125	06/01/2019	2,109,047
4,981,000	Exxon Mobil Corp.	1.708	03/01/2019	4,964,475
5,712,000	Exxon Mobil Corp.	1.819	03/15/2019	5,691,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$2,489,000	Husky Energy, Inc. (Canada)	7.250%	12/15/2019	$2,617,212
1,665,000	Murphy Oil Corp.	6.875	08/15/2024	1,763,447
5,860,000	Shell International Finance BV (Netherlands)	1.375	05/10/2019	5,818,691
3,106,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	3,066,117
5,873,000	Shell International Finance BV (Netherlands)	4.300	09/22/2019	5,975,991
2,177,000	Total Capital International SA (France)	2.125	01/10/2019	2,176,040
2,728,000	Total Capital International SA (France)	2.100	06/19/2019	2,718,138

				80,774,219

	Pharmaceuticals—5.6%
1,589,000	Allergan Funding SCS	2.450	06/15/2019	1,584,251
2,966,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	2,942,615
1,615,000	Bayer US Finance II LLC (Germany)(a)	2.125	07/15/2019	1,605,359
2,256,000	Bristol-Myers Squibb Co.	1.600	02/27/2019	2,245,661
1,376,000	Bristol-Myers Squibb Co.	1.750	03/01/2019	1,370,457
2,792,000	Cardinal Health, Inc.	1.948	06/14/2019	2,775,331
2,674,000	CVS Health Corp.	2.250	08/12/2019	2,660,641
1,698,000	Eli Lilly & Co.	1.950	03/15/2019	1,693,645
3,057,000	Express Scripts Holding Co.	2.250	06/15/2019	3,045,543
1,823,000	Johnson & Johnson	1.125	03/01/2019	1,812,366
2,918,000	Johnson & Johnson	1.875	12/05/2019	2,894,598
3,068,000	McKesson Corp.	2.284	03/15/2019	3,064,521
2,444,000	Mead Johnson Nutrition Co. (United Kingdom)	4.900	11/01/2019	2,496,784
4,487,000	Merck Sharp & Dohme Corp.	5.000	06/30/2019	4,574,837
1,456,000	Mylan NV	2.500	06/07/2019	1,449,501
8,965,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/2019	9,059,330
4,984,000	Pfizer, Inc.	2.100	05/15/2019	4,978,789
2,296,000	Pfizer, Inc.	1.450	06/03/2019	2,277,595
2,872,000	Pfizer, Inc.	1.700	12/15/2019	2,841,682
10,854,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/2019	10,730,754

				66,104,260

	Pipelines—2.1%
2,227,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	2,276,773
1,230,000	Enbridge Energy Partners LP	9.875	03/01/2019	1,269,257
2,173,000	Enterprise Products Operating LLC	2.550	10/15/2019	2,164,598
1,867,000	Enterprise Products Operating LLC, Series N	6.500	01/31/2019	1,895,242
2,628,000	Kinder Morgan Energy Partners LP	2.650	02/01/2019	2,625,912
1,941,000	Kinder Morgan Energy Partners LP	9.000	02/01/2019	1,988,338
4,309,000	Kinder Morgan, Inc.	3.050	12/01/2019	4,310,144
1,732,000	Magellan Midstream Partners LP	6.550	07/15/2019	1,785,649
1,845,000	ONEOK Partners LP	8.625	03/01/2019	1,896,024
1,698,000	Plains All American Pipeline LP/PAA Finance Corp.	2.600	12/15/2019	1,685,138
2,134,000	TransCanada PipeLines Ltd. (Canada)	7.125	01/15/2019	2,167,745

				24,064,820

	REITs—1.3%
3,038,000	American Tower Corp.	3.400	02/15/2019	3,044,364
1,985,000	Boston Properties LP	5.875	10/15/2019	2,035,966
1,566,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	1,658,864
1,566,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	1,597,320
2,898,000	Simon Property Group LP	2.200	02/01/2019	2,895,095
1,813,000	Welltower, Inc.	4.125	04/01/2019	1,820,684
1,676,000	Weyerhaeuser Co.	7.375	10/01/2019	1,752,247

				14,804,540

	Retail—1.2%
4,105,000	Costco Wholesale Corp.	1.700	12/15/2019	4,055,575
3,184,000	Home Depot, Inc. (The)	2.000	06/15/2019	3,173,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$3,408,000	Target Corp.	2.300%	06/26/2019	$3,400,730
3,925,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	3,913,232

				14,543,111

	Semiconductors—0.6%
2,000,000	Micron Technology, Inc.	5.500	02/01/2025	2,079,800
2,739,000	Texas Instruments, Inc.	1.650	08/03/2019	2,715,933
2,633,000	Xilinx, Inc.	2.125	03/15/2019	2,626,209

				7,421,942

	Software—2.5%
2,278,000	CA, Inc.	5.375	12/01/2019	2,337,295
3,014,000	Microsoft Corp.	4.200	06/01/2019	3,054,284
8,233,000	Microsoft Corp.	1.100	08/08/2019	8,129,194
4,229,000	Oracle Corp.	2.375	01/15/2019	4,230,467
5,702,000	Oracle Corp.	5.000	07/08/2019	5,816,903
5,945,000	Oracle Corp.	2.250	10/08/2019	5,921,623

				29,489,766

	Telecommunications—5.6%
1,910,000	America Movil SAB de CV (Mexico)	5.000	10/16/2019	1,949,662
7,513,000	AT&T, Inc.	5.800	02/15/2019	7,614,069
7,126,000	AT&T, Inc.	2.300	03/11/2019	7,113,321
2,701,000	AT&T, Inc.	5.875	10/01/2019	2,781,612
2,600,000	British Telecommunications PLC (United Kingdom)	2.350	02/14/2019	2,595,577
6,534,000	Cisco Systems, Inc.	4.950	02/15/2019	6,605,280
3,672,000	Cisco Systems, Inc.	1.600	02/28/2019	3,656,959
5,389,000	Cisco Systems, Inc.	2.125	03/01/2019	5,382,559
4,936,000	Cisco Systems, Inc.	1.400	09/20/2019	4,871,300
2,100,000	Deutsche Telekom International Finance BV (Germany)	6.000	07/08/2019	2,155,660
6,008,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	6,174,121
2,264,000	Orange SA (France)	2.750	02/06/2019	2,265,584
3,617,000	Orange SA (France)	5.375	07/08/2019	3,695,106
3,433,000	Orange SA (France)	1.625	11/03/2019	3,384,377
2,220,000	Telecom Italia Capital SA (Italy)	7.175	06/18/2019	2,286,600
2,765,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	2,834,429

				65,366,216

	Transportation—0.8%
2,117,000	Burlington Northern Santa Fe LLC	4.700	10/01/2019	2,158,630
2,820,000	FedEx Corp.	8.000	01/15/2019	2,873,438
1,573,000	Norfolk Southern Corp.	5.900	06/15/2019	1,609,779
2,715,000	United Parcel Service, Inc.	5.125	04/01/2019	2,753,918

				9,395,765

	Total Corporate Bonds (Cost $1,155,870,043)			1,151,107,380

Number of Shares
	Money Market Fund—0.2%
2,794,548	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $2,794,548)			2,794,548

	Total Investments in Securities (Cost $1,158,664,591)—98.6%			1,153,901,928
	Other assets less liabilities—1.4%			16,470,383

	Net Assets—100.0%			$1,170,372,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

August 31, 2018

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2018 represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Schedule of Investments

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.8%
	Advertising—0.2%
$2,892,000	Omnicom Group, Inc./Omnicom Capital, Inc.	4.450%	08/15/2020	$2,967,610

	Aerospace/Defense—1.8%
3,345,000	Arconic, Inc.	6.150	08/15/2020	3,491,344
2,255,000	Boeing Co. (The)	4.875	02/15/2020	2,327,175
4,107,000	Lockheed Martin Corp.	2.500	11/23/2020	4,061,366
1,703,000	Raytheon Co.	4.400	02/15/2020	1,739,845
3,120,000	Raytheon Co.	3.125	10/15/2020	3,131,641
4,246,000	United Technologies Corp.	4.500	04/15/2020	4,344,877
3,590,000	United Technologies Corp.	1.900	05/04/2020	3,516,095

				22,612,343

	Agriculture—1.3%
3,123,000	Altria Group, Inc.	2.625	01/14/2020	3,110,725
1,475,000	Bunge Ltd. Finance Corp.	3.500	11/24/2020	1,475,089
3,025,000	Philip Morris International, Inc.	2.000	02/21/2020	2,986,065
3,319,000	Philip Morris International, Inc.	4.500	03/26/2020	3,398,970
2,179,000	Reynolds American, Inc. (United Kingdom)	6.875	05/01/2020	2,301,408
2,686,000	Reynolds American, Inc. (United Kingdom)	3.250	06/12/2020	2,683,948

				15,956,205

	Airlines—0.4%
3,115,000	Delta Air Lines, Inc.	2.875	03/13/2020	3,092,850
1,376,000	Southwest Airlines Co.	2.650	11/05/2020	1,361,447

				4,454,297

	Auto Manufacturers—3.9%
2,268,000	American Honda Finance Corp., MTN	2.000	02/14/2020	2,241,256
3,334,000	American Honda Finance Corp., MTN	2.450	09/24/2020	3,297,689
1,805,000	American Honda Finance Corp., Series G, GMTN	3.000	06/16/2020	1,807,303
4,000,000	Ford Motor Credit Co. LLC	2.681	01/09/2020	3,955,288
4,100,000	Ford Motor Credit Co. LLC	8.125	01/15/2020	4,344,947
1,950,000	Ford Motor Credit Co. LLC	2.459	03/27/2020	1,916,464
1,800,000	Ford Motor Credit Co. LLC	2.425	06/12/2020	1,760,955
4,200,000	Ford Motor Credit Co. LLC	3.157	08/04/2020	4,150,414
3,331,000	General Motors Financial Co., Inc.	3.150	01/15/2020	3,333,635
3,619,000	General Motors Financial Co., Inc.	2.650	04/13/2020	3,585,726
5,044,000	General Motors Financial Co., Inc.	3.200	07/13/2020	5,030,221
3,580,000	General Motors Financial Co., Inc.	3.700	11/24/2020	3,600,292
3,808,000	Toyota Motor Credit Corp., MTN	2.150	03/12/2020	3,770,454
3,626,000	Toyota Motor Credit Corp.	1.950	04/17/2020	3,571,202
2,482,000	Toyota Motor Credit Corp., MTN	4.500	06/17/2020	2,549,445

				48,915,291

	Auto Parts & Equipment—0.2%
2,185,000	Lear Corp.	5.250	01/15/2025	2,269,933

	Banks—32.6%
3,550,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	3.000	10/20/2020	3,515,623
8,850,000	Bank of America Corp., MTN	5.625	07/01/2020	9,245,580
6,632,000	Bank of America Corp., MTN	2.625	10/19/2020	6,565,235
3,006,000	Bank of America Corp., GMTN	2.151	11/09/2020	2,945,889
6,864,000	Bank of America Corp., Series L, MTN	2.250	04/21/2020	6,781,339
3,125,000	Bank of Montreal, MTN (Canada)	2.100	06/15/2020	3,078,273
3,500,000	Bank of Montreal, MTN (Canada)	3.100	07/13/2020	3,504,998
1,710,000	Bank of New York Mellon Corp. (The), MTN	4.600	01/15/2020	1,750,393
3,293,000	Bank of New York Mellon Corp. (The), MTN	2.600	08/17/2020	3,269,459
2,321,000	Bank of New York Mellon Corp. (The), MTN	2.450	11/27/2020	2,291,682
4,280,000	Bank of New York Mellon Corp. (The), Series G, MTN	2.150	02/24/2020	4,236,173
3,456,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	3,403,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,985,000	Bank of Nova Scotia (The), BKNT (Canada)	2.150%	07/14/2020	$3,923,394
3,470,000	Barclays Bank PLC (United Kingdom)	5.140	10/14/2020	3,563,076
2,185,000	Barclays Bank PLC, BKNT (United Kingdom)	5.125	01/08/2020	2,236,415
3,300,000	Barclays PLC (United Kingdom)	2.875	06/08/2020	3,270,013
3,950,000	BB&T Corp., MTN	2.450	01/15/2020	3,928,216
3,302,000	BB&T Corp., MTN	2.625	06/29/2020	3,281,736
3,000,000	Branch Banking & Trust Co.	2.100	01/15/2020	2,966,459
4,116,000	Capital One Financial Corp.	2.500	05/12/2020	4,075,502
5,100,000	Capital One NA	2.350	01/31/2020	5,051,151
6,700,000	Citibank NA, BKNT	2.100	06/12/2020	6,583,644
4,850,000	Citigroup, Inc.	2.450	01/10/2020	4,814,797
6,779,000	Citigroup, Inc.	2.400	02/18/2020	6,719,237
2,866,000	Citigroup, Inc.	5.375	08/09/2020	2,987,954
8,930,000	Citigroup, Inc.	2.650	10/26/2020	8,831,089
2,327,000	Citizens Bank NA	2.250	03/02/2020	2,294,346
1,901,000	Citizens Bank NA, BKNT	2.200	05/26/2020	1,867,117
4,201,000	Credit Suisse AG, GMTN (Switzerland)	5.400	01/14/2020	4,320,963
4,404,000	Credit Suisse AG, MTN (Switzerland)	4.375	08/05/2020	4,503,632
5,096,000	Deutsche Bank AG (Germany)	2.700	07/13/2020	4,991,187
1,750,000	Discover Bank	7.000	04/15/2020	1,840,611
4,300,000	Discover Bank, BKNT	3.100	06/04/2020	4,284,095
3,473,000	Fifth Third Bancorp	2.875	07/27/2020	3,460,333
1,295,000	First Horizon National Corp.	3.500	12/15/2020	1,298,910
3,249,000	Goldman Sachs Bank USA, BKNT	3.200	06/05/2020	3,262,368
8,992,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/2020	9,294,782
5,813,000	Goldman Sachs Group, Inc. (The)	2.600	04/23/2020	5,770,546
6,758,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	6,699,976
5,864,000	Goldman Sachs Group, Inc. (The)	2.600	12/27/2020	5,788,068
6,728,000	Goldman Sachs Group, Inc. (The), Series D, MTN	6.000	06/15/2020	7,049,901
4,100,000	HSBC Bank USA NA, BKNT	4.875	08/24/2020	4,222,234
6,851,000	HSBC USA, Inc.	2.350	03/05/2020	6,784,090
5,300,000	HSBC USA, Inc.	2.750	08/07/2020	5,267,141
1,950,000	HSBC USA, Inc.	5.000	09/27/2020	2,011,698
1,882,000	Huntington National Bank (The)	2.875	08/20/2020	1,870,067
2,185,000	Huntington National Bank (The), BKNT	2.375	03/10/2020	2,161,850
12,097,000	JPMorgan Chase & Co.	2.250	01/23/2020	11,977,817
5,193,000	JPMorgan Chase & Co.	4.950	03/25/2020	5,338,742
7,374,000	JPMorgan Chase & Co.	2.750	06/23/2020	7,337,822
8,267,000	JPMorgan Chase & Co.	4.400	07/22/2020	8,469,585
9,699,000	JPMorgan Chase & Co.	4.250	10/15/2020	9,916,403
8,077,000	JPMorgan Chase & Co.	2.550	10/29/2020	7,983,631
2,794,000	KeyCorp, MTN	2.900	09/15/2020	2,778,759
3,200,000	Lloyds Bank PLC (United Kingdom)	2.700	08/17/2020	3,169,017
2,515,000	Manufacturers & Traders Trust Co., BKNT	2.050	08/17/2020	2,462,693
8,250,000	Morgan Stanley, GMTN	5.500	01/26/2020	8,527,095
8,222,000	Morgan Stanley	2.650	01/27/2020	8,179,640
7,845,000	Morgan Stanley	2.800	06/16/2020	7,803,792
6,150,000	Morgan Stanley, GMTN	5.500	07/24/2020	6,407,281
3,329,000	MUFG Americas Holdings Corp.	2.250	02/10/2020	3,294,062
3,500,000	National Bank of Canada (Canada)	2.150	06/12/2020	3,442,228
1,570,000	Northern Trust Corp.	3.450	11/04/2020	1,586,337
2,500,000	PNC Bank NA, MTN	2.600	07/21/2020	2,480,283
3,220,000	PNC Bank NA, BKNT	2.000	05/19/2020	3,165,142
4,730,000	PNC Bank NA, BKNT	2.450	11/05/2020	4,663,827
3,090,000	PNC Financial Services Group, Inc. (The)	5.125	02/08/2020	3,182,513
2,590,000	PNC Financial Services Group, Inc. (The)	4.375	08/11/2020	2,655,056
7,072,000	Royal Bank of Canada (Canada)	1.875	02/05/2020	6,970,799
4,389,000	Royal Bank of Canada, GMTN (Canada)	2.125	03/02/2020	4,342,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,515,000	Royal Bank of Canada, GMTN (Canada)	2.150%	03/06/2020	$2,486,607
4,584,000	Royal Bank of Canada, GMTN (Canada)	2.350	10/30/2020	4,513,778
3,573,000	Santander Holdings USA, Inc.	2.650	04/17/2020	3,534,349
3,270,000	Santander UK Group Holdings PLC (United Kingdom)	2.875	10/16/2020	3,232,009
2,999,000	Santander UK PLC (United Kingdom)	2.375	03/16/2020	2,964,423
2,050,000	Skandinaviska Enskilda Banken AB (Sweden)	2.300	03/11/2020	2,025,071
4,225,000	State Street Corp.	2.550	08/18/2020	4,199,985
5,500,000	Sumitomo Mitsui Banking Corp. (Japan)	2.450	01/16/2020	5,451,106
2,100,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	2.450	10/20/2020	2,064,383
2,954,000	SunTrust Bank, BKNT	2.250	01/31/2020	2,924,911
4,000,000	Svenska Handelsbanken AB, GMTN (Sweden)	2.400	10/01/2020	3,933,307
7,520,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.500	12/14/2020	7,418,233
2,200,000	U.S. Bank NA	3.050	07/24/2020	2,206,171
3,800,000	U.S. Bank NA, BKNT	2.000	01/24/2020	3,753,769
3,900,000	UBS AG, GMTN (Switzerland)	4.875	08/04/2020	4,023,356
9,158,000	Wells Fargo & Co., GMTN	2.600	07/22/2020	9,077,014
7,055,000	Wells Fargo & Co., MTN	2.550	12/07/2020	6,970,695
6,668,000	Wells Fargo & Co., Series N, MTN	2.150	01/30/2020	6,598,123

				405,376,416

	Beverages—2.2%
4,905,000	Coca-Cola Co. (The)	1.875	10/27/2020	4,800,941
4,131,000	Coca-Cola Co. (The)	2.450	11/01/2020	4,098,023
3,219,000	Coca-Cola Co. (The)	3.150	11/15/2020	3,242,090
2,075,000	Diageo Capital PLC (United Kingdom)	4.828	07/15/2020	2,142,731
3,528,000	PepsiCo, Inc.	4.500	01/15/2020	3,614,853
2,195,000	PepsiCo, Inc.	1.850	04/30/2020	2,162,423
4,106,000	PepsiCo, Inc.	2.150	10/14/2020	4,049,429
2,986,000	PepsiCo, Inc.	3.125	11/01/2020	3,002,794

				27,113,284

	Biotechnology—2.5%
2,293,000	Amgen, Inc.	2.125	05/01/2020	2,259,574
2,503,000	Amgen, Inc.	2.200	05/11/2020	2,472,950
2,850,000	Amgen, Inc.	3.450	10/01/2020	2,869,891
3,322,000	Baxalta, Inc.	2.875	06/23/2020	3,316,998
5,157,000	Biogen, Inc.	2.900	09/15/2020	5,142,148
4,942,000	Celgene Corp.	2.875	08/15/2020	4,920,364
1,618,000	Celgene Corp.	3.950	10/15/2020	1,648,817
1,415,000	Gilead Sciences, Inc.	2.350	02/01/2020	1,405,249
6,817,000	Gilead Sciences, Inc.	2.550	09/01/2020	6,758,484

				30,794,475

	Chemicals—1.7%
5,128,000	Dow Chemical Co. (The)	4.250	11/15/2020	5,240,819
2,298,000	Eastman Chemical Co.	2.700	01/15/2020	2,288,218
2,936,000	EI du Pont de Nemours & Co.	4.625	01/15/2020	3,003,503
3,980,000	EI du Pont de Nemours & Co.	2.200	05/01/2020	3,934,159
1,247,000	Nutrien Ltd. (Canada)	4.875	03/30/2020	1,273,815
1,284,000	PPG Industries, Inc.	3.600	11/15/2020	1,293,732
4,465,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	4,406,224

				21,440,470

	Commercial Services—0.7%
2,977,000	Automatic Data Processing, Inc.	2.250	09/15/2020	2,946,762
2,076,000	Block Financial LLC	4.125	10/01/2020	2,096,679
1,584,000	Moody’s Corp.	5.500	09/01/2020	1,654,684
1,642,000	S&P Global, Inc.	3.300	08/14/2020	1,647,035

				8,345,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers—2.8%
$3,900,000	Apple, Inc.	1.550%	02/07/2020	$3,837,220
3,134,000	Apple, Inc.	1.900	02/07/2020	3,101,451
4,274,000	Apple, Inc.	2.000	05/06/2020	4,220,374
3,297,000	Apple, Inc.	1.800	05/11/2020	3,246,183
1,698,000	DXC Technology Co.	2.875	03/27/2020	1,683,893
10,243,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	10,327,414
1,980,000	HP, Inc.	3.750	12/01/2020	2,001,613
2,800,000	International Business Machines Corp.	1.900	01/27/2020	2,770,398
4,100,000	International Business Machines Corp.	1.625	05/15/2020	4,021,198

				35,209,744

	Cosmetics/Personal Care—0.5%
2,250,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	2,219,251
2,600,000	Unilever Capital Corp. (United Kingdom)	1.800	05/05/2020	2,556,004
1,802,000	Unilever Capital Corp. (United Kingdom)	2.100	07/30/2020	1,773,327

				6,548,582

	Diversified Financial Services—5.8%
1,801,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.250	07/01/2020	1,824,749
3,150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.625	10/30/2020	3,222,729
1,245,000	Air Lease Corp.	2.125	01/15/2020	1,228,526
6,870,000	American Express Credit Corp., MTN	2.200	03/03/2020	6,787,908
5,431,000	American Express Credit Corp., MTN	2.375	05/26/2020	5,369,513
5,082,000	American Express Credit Corp., Series F, MTN	2.600	09/14/2020	5,043,182
2,332,000	Ameriprise Financial, Inc.	5.300	03/15/2020	2,410,861
2,303,000	Charles Schwab Corp. (The)	4.450	07/22/2020	2,365,813
20,000,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	19,598,078
3,398,000	International Lease Finance Corp.	8.250	12/15/2020	3,733,071
1,892,000	Lazard Group LLC	4.250	11/14/2020	1,927,656
1,909,000	Nasdaq, Inc.	5.550	01/15/2020	1,972,526
4,239,000	Nomura Holdings, Inc. (Japan)	6.700	03/04/2020	4,446,892
2,269,000	Synchrony Financial	2.700	02/03/2020	2,248,388
9,763,000	Visa, Inc.	2.200	12/14/2020	9,628,812

				71,808,704

	Electric—2.1%
1,708,000	Commonwealth Edison Co.	4.000	08/01/2020	1,735,689
3,338,000	Dominion Energy, Inc.	2.579	07/01/2020	3,293,983
1,709,000	Duke Energy Indiana LLC	3.750	07/15/2020	1,733,554
2,727,000	Exelon Corp.	2.850	06/15/2020	2,710,195
1,443,000	Exelon Corp.	5.150	12/01/2020	1,487,018
3,366,000	Exelon Generation Co. LLC	2.950	01/15/2020	3,355,031
1,613,000	Exelon Generation Co. LLC	4.000	10/01/2020	1,634,229
1,633,000	Georgia Power Co., Series C	2.000	09/08/2020	1,595,275
2,408,000	Pacific Gas & Electric Co.	3.500	10/01/2020	2,409,290
1,761,000	Sempra Energy	2.400	03/15/2020	1,738,914
2,136,000	Southern Co. (The)	2.750	06/15/2020	2,117,295
1,840,000	Xcel Energy, Inc.	4.700	05/15/2020	1,877,165

				25,687,638

	Electronics—0.1%
1,685,000	Agilent Technologies, Inc.	5.000	07/15/2020	1,741,109

	Entertainment—0.3%
3,746,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	3,849,015

	Environmental Control—0.4%
3,051,000	Republic Services, Inc.	5.000	03/01/2020	3,142,640
1,857,000	Waste Management, Inc.	4.750	06/30/2020	1,917,182

				5,059,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Food—1.4%
$2,656,000	Kellogg Co.	4.000%	12/15/2020	$2,710,191
3,009,000	Kraft Heinz Foods Co.	5.375	02/10/2020	3,105,809
4,908,000	Kraft Heinz Foods Co.	2.800	07/02/2020	4,869,163
2,570,000	Kroger Co. (The)	6.150	01/15/2020	2,679,149
1,438,000	Mondelez International, Inc.	5.375	02/10/2020	1,483,204
2,585,000	Sysco Corp.	2.600	10/01/2020	2,561,778

				17,409,294

	Gas—0.2%
2,078,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	2,055,897

	Healthcare-Products—3.0%
2,310,000	Abbott Laboratories	2.000	03/15/2020	2,277,824
1,830,000	Abbott Laboratories	4.125	05/27/2020	1,864,093
1,045,000	Abbott Laboratories	2.800	09/15/2020	1,039,684
3,173,000	Becton, Dickinson and Co.	2.404	06/05/2020	3,122,335
2,191,000	Becton, Dickinson and Co.	3.250	11/12/2020	2,189,201
2,659,000	Boston Scientific Corp.	6.000	01/15/2020	2,763,107
2,056,000	Boston Scientific Corp.	2.850	05/15/2020	2,043,866
2,265,000	Covidien International Finance SA	4.200	06/15/2020	2,310,531
1,782,000	Danaher Corp.	2.400	09/15/2020	1,761,418
2,350,000	Life Technologies Corp.	6.000	03/01/2020	2,442,569
8,349,000	Medtronic, Inc.	2.500	03/15/2020	8,297,163
1,695,000	Stryker Corp.	4.375	01/15/2020	1,725,783
4,928,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	4,889,566

				36,727,140

	Healthcare-Services—1.8%
2,247,000	Anthem, Inc.	4.350	08/15/2020	2,297,635
9,989,000	HCA, Inc.	6.500	02/15/2020	10,393,555
1,424,000	Laboratory Corp. of America Holdings	2.625	02/01/2020	1,415,217
1,955,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	2,003,112
1,495,000	Quest Diagnostics, Inc.	4.750	01/30/2020	1,529,454
5,201,000	UnitedHealth Group, Inc.	2.700	07/15/2020	5,188,049

				22,827,022

	Home Builders—0.1%
1,805,000	DR Horton, Inc.	4.000	02/15/2020	1,820,128

	Insurance—2.3%
2,020,000	AEGON Funding Co. LLC (Netherlands)	5.750	12/15/2020	2,120,466
1,659,000	Aflac, Inc.	2.400	03/16/2020	1,646,488
1,862,000	American International Group, Inc.	3.375	08/15/2020	1,867,695
2,146,000	American International Group, Inc.	6.400	12/15/2020	2,296,005
1,727,000	Aon Corp.	5.000	09/30/2020	1,785,252
2,150,000	Berkshire Hathaway Finance Corp.	2.900	10/15/2020	2,155,847
4,635,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	4,564,699
1,726,000	CNA Financial Corp.	5.875	08/15/2020	1,810,277
1,604,000	Hartford Financial Services Group, Inc. (The)	5.500	03/30/2020	1,661,335
1,707,000	Manulife Financial Corp. (Canada)	4.900	09/17/2020	1,760,952
1,569,000	Marsh & McLennan Cos., Inc.	2.350	03/06/2020	1,549,407
1,962,000	Prudential Financial, Inc., MTN	5.375	06/21/2020	2,040,745
1,627,000	Prudential Financial, Inc., MTN	4.500	11/15/2020	1,675,122
1,679,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	1,707,879

				28,642,169

	Internet—0.6%
1,681,000	eBay, Inc.	2.150	06/05/2020	1,657,320
1,538,000	eBay, Inc.	3.250	10/15/2020	1,544,962
2,255,000	Expedia Group, Inc.	5.950	08/15/2020	2,364,865
2,440,000	Symantec Corp.	4.200	09/15/2020	2,461,938

				8,029,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Investment Companies—0.1%
$1,888,000	Ares Capital Corp.	3.875%	01/15/2020	$1,894,224

	Iron/Steel—0.2%
2,517,000	ArcelorMittal (Luxembourg)	5.250	08/05/2020	2,594,239

	Leisure Time—0.2%
2,195,000	Carnival Corp.	3.950	10/15/2020	2,229,738

	Machinery-Construction & Mining—0.4%
3,230,000	Caterpillar Financial Services Corp., MTN	2.100	01/10/2020	3,201,010
1,826,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/2020	1,803,863

				5,004,873

	Machinery-Diversified—0.9%
2,843,000	CNH Industrial Capital LLC	4.375	11/06/2020	2,885,645
1,386,000	John Deere Capital Corp.	1.700	01/15/2020	1,365,762
1,531,000	John Deere Capital Corp., MTN	2.050	03/10/2020	1,512,630
1,637,000	John Deere Capital Corp., MTN	1.950	06/22/2020	1,611,493
1,569,000	John Deere Capital Corp., MTN	2.375	07/14/2020	1,553,290
1,994,000	Roper Technologies, Inc.	3.000	12/15/2020	1,985,120

				10,913,940

	Media—3.1%
5,896,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	5,916,146
4,020,000	Comcast Corp.	5.150	03/01/2020	4,146,268
3,081,000	Discovery Communications LLC	5.050	06/01/2020	3,174,607
1,505,000	Discovery Communications LLC(a)	2.800	06/15/2020	1,489,271
6,948,000	NBCUniversal Media LLC	5.150	04/30/2020	7,195,696
5,191,000	Time Warner Cable LLC	5.000	02/01/2020	5,301,846
1,696,000	Walt Disney Co. (The), GMTN	1.950	03/04/2020	1,674,634
2,247,000	Walt Disney Co. (The), MTN	1.800	06/05/2020	2,202,536
2,452,000	Walt Disney Co. (The), GMTN	2.150	09/17/2020	2,418,669
4,497,000	Warner Media LLC	4.875	03/15/2020	4,609,893

				38,129,566

	Metal Fabricate/Hardware—0.1%
1,542,000	Precision Castparts Corp.	2.250	06/15/2020	1,525,302

	Miscellaneous Manufacturing—1.2%
1,567,000	3M Co., GMTN	2.000	08/07/2020	1,542,019
3,850,000	General Electric Co., GMTN	5.500	01/08/2020	3,974,517
3,008,000	General Electric Co., GMTN	2.200	01/09/2020	2,978,795
1,948,000	General Electric Co., MTN	5.550	05/04/2020	2,026,039
4,193,000	General Electric Co., MTN	4.375	09/16/2020	4,296,617

				14,817,987

	Oil & Gas—5.2%
4,075,000	BP Capital Markets PLC (United Kingdom)	2.521	01/15/2020	4,056,003
5,788,000	BP Capital Markets PLC (United Kingdom)	2.315	02/13/2020	5,740,246
5,438,000	BP Capital Markets PLC (United Kingdom)	4.500	10/01/2020	5,594,200
6,109,000	Chevron Corp.	1.961	03/03/2020	6,037,650
1,805,000	Chevron Corp.	1.991	03/03/2020	1,787,077
3,125,000	Chevron Corp.	2.427	06/24/2020	3,107,123
4,244,000	Chevron Corp.	2.419	11/17/2020	4,205,410
1,408,000	EOG Resources, Inc.	2.450	04/01/2020	1,395,172
1,594,000	EOG Resources, Inc.	4.400	06/01/2020	1,627,453
4,974,000	Exxon Mobil Corp.	1.912	03/06/2020	4,919,611
1,897,000	Marathon Oil Corp.	2.700	06/01/2020	1,875,265
1,856,000	Marathon Petroleum Corp.	3.400	12/15/2020	1,860,471
4,166,000	Shell International Finance BV (Netherlands)	4.375	03/25/2020	4,266,445
6,709,000	Shell International Finance BV (Netherlands)	2.125	05/11/2020	6,633,982
3,942,000	Shell International Finance BV (Netherlands)	2.250	11/10/2020	3,890,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$4,129,000	Total Capital SA (France)	4.450%	06/24/2020	$4,245,755
2,859,000	Valero Energy Corp.	6.125	02/01/2020	2,979,620

				64,221,593

	Pharmaceuticals—5.0%
12,237,000	AbbVie, Inc.	2.500	05/14/2020	12,117,988
11,624,000	Allergan Funding SCS	3.000	03/12/2020	11,597,286
2,597,000	Allergan, Inc.	3.375	09/15/2020	2,603,792
5,186,000	AstraZeneca PLC (United Kingdom)	2.375	11/16/2020	5,106,876
1,422,000	Cardinal Health, Inc.	4.625	12/15/2020	1,460,359
9,180,000	CVS Health Corp.	2.800	07/20/2020	9,121,798
1,830,000	Johnson & Johnson	2.950	09/01/2020	1,845,753
2,686,000	Mead Johnson Nutrition Co. (United Kingdom)	3.000	11/15/2020	2,680,206
1,336,000	Medco Health Solutions, Inc.	4.125	09/15/2020	1,354,764
4,139,000	Merck & Co., Inc.	1.850	02/10/2020	4,091,036
1,485,000	Mylan NV	3.750	12/15/2020	1,493,205
3,211,000	Novartis Capital Corp. (Switzerland)	1.800	02/14/2020	3,165,387
3,409,000	Novartis Capital Corp. (Switzerland)	4.400	04/24/2020	3,492,779
1,715,000	Zoetis, Inc.	3.450	11/13/2020	1,725,005

				61,856,234

	Pipelines—2.7%
2,589,000	Columbia Pipeline Group, Inc.	3.300	06/01/2020	2,582,351
1,438,000	Enbridge Energy Partners LP	5.200	03/15/2020	1,477,117
1,414,000	Enbridge Energy Partners LP	4.375	10/15/2020	1,435,019
3,129,000	Energy Transfer Partners LP	4.150	10/01/2020	3,172,125
3,687,000	Enterprise Products Operating LLC	5.250	01/31/2020	3,797,050
3,381,000	Enterprise Products Operating LLC	5.200	09/01/2020	3,515,058
2,077,000	Kinder Morgan Energy Partners LP	6.850	02/15/2020	2,180,148
1,676,000	Kinder Morgan Energy Partners LP	6.500	04/01/2020	1,761,370
1,927,000	Kinder Morgan Energy Partners LP	5.300	09/15/2020	1,999,833
1,711,000	Plains All American Pipeline LP/PAA Finance Corp.	5.750	01/15/2020	1,763,499
2,989,000	TransCanada PipeLines Ltd. (Canada)	3.800	10/01/2020	3,029,856
5,022,000	Williams Cos., Inc. (The)	5.250	03/15/2020	5,169,993
1,618,000	Williams Cos., Inc. (The)	4.125	11/15/2020	1,639,647

				33,523,066

	REITs—1.4%
2,460,000	American Tower Corp.	2.800	06/01/2020	2,441,072
2,158,000	American Tower Corp.	5.050	09/01/2020	2,226,845
2,229,000	Boston Properties LP	5.625	11/15/2020	2,330,643
1,391,000	Digital Realty Trust LP	5.875	02/01/2020	1,431,702
2,018,000	Digital Realty Trust LP	3.400	10/01/2020	2,022,745
1,676,000	ERP Operating LP	4.750	07/15/2020	1,718,120
2,315,000	HCP, Inc.	2.625	02/01/2020	2,299,377
1,775,000	Simon Property Group LP	2.500	09/01/2020	1,756,035
1,384,000	Ventas Realty LP/Ventas Capital Corp.	2.700	04/01/2020	1,373,726

				17,600,265

	Retail—2.2%
1,663,000	AutoZone, Inc.	4.000	11/15/2020	1,686,702
1,636,000	Costco Wholesale Corp.	1.750	02/15/2020	1,612,269
2,488,000	Home Depot, Inc. (The)	1.800	06/05/2020	2,447,827
1,437,000	Home Depot, Inc. (The)	3.950	09/15/2020	1,467,451
1,491,000	Lowe’s Cos., Inc.	4.625	04/15/2020	1,521,219
2,287,000	McDonald’s Corp., MTN	2.200	05/26/2020	2,258,912
3,571,000	McDonald’s Corp., MTN	2.750	12/09/2020	3,553,559
1,258,000	Nordstrom, Inc.	4.750	05/01/2020	1,289,235
2,919,000	Target Corp.	3.875	07/15/2020	2,975,975
4,096,000	Walmart, Inc.	3.625	07/08/2020	4,156,507
4,659,000	Walmart, Inc.	3.250	10/25/2020	4,718,841

				27,688,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors—1.6%
$1,628,000	Applied Materials, Inc.	2.625%	10/01/2020	$1,611,680
3,287,000	Intel Corp.	1.850	05/11/2020	3,240,251
5,678,000	Intel Corp.	2.450	07/29/2020	5,643,504
1,727,000	Lam Research Corp.	2.750	03/15/2020	1,719,660
5,554,000	QUALCOMM, Inc.	2.250	05/20/2020	5,489,152
1,659,000	Texas Instruments, Inc.	1.750	05/01/2020	1,632,230

				19,336,477

	Software—2.7%
2,619,000	Adobe Systems, Inc.	4.750	02/01/2020	2,689,970
5,210,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	5,251,989
2,457,000	Fiserv, Inc.	2.700	06/01/2020	2,437,304
4,582,000	Microsoft Corp.	1.850	02/06/2020	4,533,206
4,935,000	Microsoft Corp.	1.850	02/12/2020	4,882,278
3,759,000	Microsoft Corp.	3.000	10/01/2020	3,787,126
6,974,000	Microsoft Corp.	2.000	11/03/2020	6,877,415
3,329,000	Oracle Corp.	3.875	07/15/2020	3,389,864

				33,849,152

	Telecommunications—2.8%
3,425,000	AT&T, Inc.	5.200	03/15/2020	3,531,716
8,679,000	AT&T, Inc.	2.450	06/30/2020	8,570,644
8,217,000	Cisco Systems, Inc.	4.450	01/15/2020	8,405,451
4,933,000	Cisco Systems, Inc.	2.450	06/15/2020	4,904,717
4,527,000	Telefonica Emisiones SAU (Spain)	5.134	04/27/2020	4,665,908
4,384,000	Verizon Communications, Inc.	2.625	02/21/2020	4,372,816

				34,451,252

	Transportation—0.1%
1,542,000	CSX Corp.	3.700	10/30/2020	1,557,300

	Total Corporate Bonds (Cost $1,242,575,857)			1,228,854,538

Number of Shares
	Money Market Fund—0.2%
1,912,126	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $1,912,126)			1,912,126

	Total Investments in Securities (Cost $1,244,487,983)—99.0%			1,230,766,664
	Other assets less liabilities—1.0%			12,513,336

	Net Assets—100.0%			$1,243,280,000

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2018 represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Schedule of Investments

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—99.2%
	Advertising—0.2%
$2,188,000	WPP Finance 2010 (United Kingdom)	4.750%	11/21/2021	$2,251,675

	Aerospace/Defense—1.2%
3,042,000	Arconic, Inc.	5.400	04/15/2021	3,134,507
1,324,000	General Dynamics Corp.	3.875	07/15/2021	1,350,305
1,943,000	L3 Technologies, Inc.	4.950	02/15/2021	2,007,068
2,208,000	Lockheed Martin Corp.	3.350	09/15/2021	2,223,947
1,876,000	Northrop Grumman Corp.	3.500	03/15/2021	1,894,207
1,879,000	United Technologies Corp.	1.950	11/01/2021	1,806,843

				12,416,877

	Agriculture—0.9%
3,958,000	Altria Group, Inc.	4.750	05/05/2021	4,117,134
1,321,000	Archer-Daniels-Midland Co.	4.479	03/01/2021	1,361,580
1,986,000	Philip Morris International, Inc.	1.875	02/25/2021	1,926,027
1,682,000	Philip Morris International, Inc.	2.900	11/15/2021	1,669,467

				9,074,208

	Apparel—0.1%
954,000	VF Corp.	3.500	09/01/2021	960,749

	Auto Manufacturers—4.0%
1,485,000	American Honda Finance Corp., MTN	1.650	07/12/2021	1,426,430
2,720,000	American Honda Finance Corp., GMTN	1.700	09/09/2021	2,610,745
2,900,000	Ford Motor Credit Co. LLC	3.200	01/15/2021	2,849,227
3,500,000	Ford Motor Credit Co. LLC	5.750	02/01/2021	3,630,208
4,200,000	Ford Motor Credit Co. LLC	3.336	03/18/2021	4,118,033
5,050,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	5,277,354
3,415,000	General Motors Financial Co., Inc.	4.200	03/01/2021	3,464,783
4,896,000	General Motors Financial Co., Inc.	3.200	07/06/2021	4,834,743
2,978,000	General Motors Financial Co., Inc.	4.375	09/25/2021	3,034,589
1,686,000	Toyota Motor Credit Corp., MTN	4.250	01/11/2021	1,732,777
3,307,000	Toyota Motor Credit Corp., GMTN	1.900	04/08/2021	3,215,339
1,590,000	Toyota Motor Credit Corp., MTN	2.750	05/17/2021	1,578,473
2,378,000	Toyota Motor Credit Corp., MTN	3.400	09/15/2021	2,400,551

				40,173,252

	Banks—34.4%
3,120,000	Bank of America Corp.	5.875	01/05/2021	3,310,403
4,355,000	Bank of America Corp., GMTN	2.625	04/19/2021	4,288,546
4,490,000	Bank of America Corp., MTN	5.000	05/13/2021	4,696,919
5,157,000	Bank of Montreal, MTN (Canada)	1.900	08/27/2021	4,972,016
1,371,000	Bank of New York Mellon Corp. (The), MTN	4.150	02/01/2021	1,407,826
2,678,000	Bank of New York Mellon Corp. (The), MTN	2.500	04/15/2021	2,636,685
2,665,000	Bank of New York Mellon Corp. (The), MTN	2.050	05/03/2021	2,594,756
3,636,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	3,674,030
1,682,000	Bank of Nova Scotia (The) (Canada)	4.375	01/13/2021	1,727,065
2,372,000	Bank of Nova Scotia (The) (Canada)	2.800	07/21/2021	2,344,035
3,209,000	Bank of Nova Scotia (The), BKNT (Canada)	2.450	03/22/2021	3,146,339
3,500,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	3,465,238
3,020,000	Barclays PLC (United Kingdom)	3.200	08/10/2021	2,971,659
2,861,000	BB&T Corp., MTN	2.050	05/10/2021	2,778,000
7,748,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	8,063,026
3,200,000	BPCE SA, MTN (France)	2.750	12/02/2021	3,124,515
1,750,000	BPCE SA, BKNT (France)	2.650	02/03/2021	1,718,544
1,500,000	Branch Banking & Trust Co., BKNT	2.850	04/01/2021	1,487,618
3,642,000	Capital One Financial Corp.	4.750	07/15/2021	3,772,397
2,200,000	Capital One NA	2.250	09/13/2021	2,122,013
2,650,000	Capital One NA, BKNT	2.950	07/23/2021	2,612,685
4,500,000	Citibank NA, BKNT	3.400	07/23/2021	4,512,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$5,936,000	Citigroup, Inc.	2.700%	03/30/2021	$5,851,776
4,730,000	Citigroup, Inc.	2.350	08/02/2021	4,605,870
6,440,000	Citigroup, Inc.	2.900	12/08/2021	6,349,566
2,000,000	Citizens Bank NA, BKNT, MTN	2.550	05/13/2021	1,953,787
3,578,000	Cooperatieve Rabobank UA (Netherlands)	4.500	01/11/2021	3,678,675
5,550,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	2.500	01/19/2021	5,461,042
4,980,000	Credit Suisse AG (Switzerland)	3.000	10/29/2021	4,930,698
1,915,000	Deutsche Bank AG, GMTN (Germany)	3.125	01/13/2021	1,874,715
3,198,000	Deutsche Bank AG, GMTN (Germany)	3.375	05/12/2021	3,141,924
8,795,000	Deutsche Bank AG (Germany)	4.250	10/14/2021	8,777,146
1,600,000	Discover Bank, BKNT	3.200	08/09/2021	1,586,439
3,350,000	Fifth Third Bank, BKNT	2.250	06/14/2021	3,271,108
350,000	Fifth Third Bank, BKNT	3.350	07/26/2021	350,414
1,727,000	Fifth Third Bank, BKNT	2.875	10/01/2021	1,702,706
3,405,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	3,379,489
3,400,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	3,340,534
9,550,000	Goldman Sachs Group, Inc. (The)	5.250	07/27/2021	10,030,450
5,690,000	Goldman Sachs Group, Inc. (The)	2.350	11/15/2021	5,520,769
8,600,000	HSBC Holdings PLC (United Kingdom)	3.400	03/08/2021	8,604,607
6,335,000	HSBC Holdings PLC (United Kingdom)	5.100	04/05/2021	6,603,558
6,500,000	HSBC Holdings PLC (United Kingdom)	2.950	05/25/2021	6,434,764
2,119,000	Huntington Bancshares, Inc.	3.150	03/14/2021	2,111,024
6,510,000	JPMorgan Chase & Co.	2.550	03/01/2021	6,412,341
4,688,000	JPMorgan Chase & Co.	4.625	05/10/2021	4,856,193
3,890,000	JPMorgan Chase & Co.	2.400	06/07/2021	3,813,523
6,493,000	JPMorgan Chase & Co., GMTN	2.295	08/15/2021	6,329,729
7,442,000	JPMorgan Chase & Co.	4.350	08/15/2021	7,669,374
1,200,000	KeyBank NA, BKNT	2.500	11/22/2021	1,172,021
2,221,000	KeyCorp, MTN	5.100	03/24/2021	2,322,525
2,424,000	Lloyds Bank PLC (United Kingdom)	6.375	01/21/2021	2,588,467
2,200,000	Lloyds Banking Group PLC (United Kingdom)	3.100	07/06/2021	2,177,585
7,071,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.950	03/01/2021	7,002,201
3,900,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.190	09/13/2021	3,758,482
3,400,000	Mizuho Financial Group, Inc. (Japan)	2.273	09/13/2021	3,284,373
6,799,000	Morgan Stanley	5.750	01/25/2021	7,181,612
6,627,000	Morgan Stanley, GMTN	2.500	04/21/2021	6,495,140
6,246,000	Morgan Stanley, GMTN	5.500	07/28/2021	6,612,076
8,140,000	Morgan Stanley, MTN	2.625	11/17/2021	7,949,808
1,022,000	Northern Trust Corp.	3.375	08/23/2021	1,028,769
3,300,000	PNC Bank NA, BKNT	2.150	04/29/2021	3,219,540
1,400,000	PNC Bank NA, BKNT	2.550	12/09/2021	1,367,858
3,017,000	Regions Financial Corp.	3.200	02/08/2021	3,007,560
2,880,000	Royal Bank of Canada, GMTN (Canada)	2.500	01/19/2021	2,837,667
2,632,000	Santander UK Group Holdings PLC, GMTN (United Kingdom)	3.125	01/08/2021	2,603,330
3,500,000	Santander UK Group Holdings PLC (United Kingdom)	2.875	08/05/2021	3,420,742
3,450,000	Skandinaviska Enskilda Banken AB (Sweden)	2.625	03/15/2021	3,395,709
2,110,000	Skandinaviska Enskilda Banken AB (Sweden)	1.875	09/13/2021	2,021,916
1,832,000	State Street Corp.	4.375	03/07/2021	1,888,868
1,484,000	State Street Corp.	1.950	05/19/2021	1,440,770
4,122,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.934	03/09/2021	4,081,931
4,723,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.058	07/14/2021	4,551,948
3,890,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.442	10/19/2021	3,779,760
2,107,000	SunTrust Banks, Inc.	2.900	03/03/2021	2,089,514
3,800,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	2.450	03/30/2021	3,723,398
3,000,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	3.350	05/24/2021	3,010,359
2,000,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	1.875	09/07/2021	1,919,360
4,521,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.125	04/07/2021	4,400,972
3,018,000	Toronto-Dominion Bank (The), GMTN (Canada)	3.250	06/11/2021	3,025,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,283,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.800%	07/13/2021	$3,163,094
4,455,000	US Bancorp, MTN	2.350	01/29/2021	4,384,002
2,279,000	US Bancorp, MTN	4.125	05/24/2021	2,335,453
4,039,000	Wells Fargo & Co., MTN	3.000	01/22/2021	4,024,726
7,059,000	Wells Fargo & Co.	2.500	03/04/2021	6,927,721
6,609,000	Wells Fargo & Co., GMTN	4.600	04/01/2021	6,824,332
7,794,000	Wells Fargo & Co.	2.100	07/26/2021	7,537,681

				342,625,669

	Beverages—3.4%
19,195,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	18,986,372
962,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	02/15/2021	994,591
2,346,000	Coca-Cola Co. (The)	1.550	09/01/2021	2,255,308
3,234,000	Coca-Cola Co. (The)	3.300	09/01/2021	3,273,776
1,376,000	Constellation Brands, Inc.	3.750	05/01/2021	1,392,609
2,723,000	Molson Coors Brewing Co.	2.100	07/15/2021	2,627,686
2,178,000	PepsiCo, Inc.	3.000	08/25/2021	2,183,046
2,288,000	PepsiCo, Inc.	1.700	10/06/2021	2,205,005

				33,918,393

	Biotechnology—1.5%
2,332,000	Amgen, Inc.	4.100	06/15/2021	2,380,489
1,579,000	Amgen, Inc.	1.850	08/19/2021	1,521,440
4,217,000	Amgen, Inc.	3.875	11/15/2021	4,298,205
1,050,000	Celgene Corp.	2.250	08/15/2021	1,018,891
2,517,000	Gilead Sciences, Inc.	4.500	04/01/2021	2,595,816
3,199,000	Gilead Sciences, Inc.	4.400	12/01/2021	3,309,079

				15,123,920

	Building Materials—0.1%
585,000	Johnson Controls International PLC	4.250	03/01/2021	595,800

	Chemicals—1.2%
2,942,000	Dow Chemical Co. (The)	4.125	11/15/2021	3,003,833
2,755,000	EI du Pont de Nemours & Co.	3.625	01/15/2021	2,792,670
1,179,000	EI du Pont de Nemours & Co.	4.250	04/01/2021	1,209,500
2,700,000	Lyondellbasell Industries NV	6.000	11/15/2021	2,882,093
902,000	Praxair, Inc.	4.050	03/15/2021	922,470
1,281,000	Praxair, Inc.	3.000	09/01/2021	1,277,398

				12,087,964

	Commercial Services—0.7%
2,773,000	Ecolab, Inc.	4.350	12/08/2021	2,871,064
1,359,000	Equifax, Inc.	2.300	06/01/2021	1,313,186
1,654,000	Moody’s Corp.	2.750	12/15/2021	1,624,320
1,536,000	Total System Services, Inc.	3.800	04/01/2021	1,547,721

				7,356,291

	Computers—3.1%
7,696,000	Apple, Inc.	2.250	02/23/2021	7,591,932
7,747,000	Apple, Inc.	2.850	05/06/2021	7,736,428
2,881,000	Apple, Inc.	1.550	08/04/2021	2,772,524
2,786,000	HP, Inc.	4.300	06/01/2021	2,859,002
2,355,000	HP, Inc.	4.375	09/15/2021	2,416,607
3,251,000	HP, Inc.	4.650	12/09/2021	3,374,289
2,000,000	International Business Machines Corp.	2.250	02/19/2021	1,963,841
1,400,000	International Business Machines Corp.	2.900	11/01/2021	1,392,851
1,046,000	NetApp, Inc.	3.375	06/15/2021	1,039,022

				31,146,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Cosmetics/Personal Care—0.7%
$1,465,000	Procter & Gamble Co. (The)	1.850%	02/02/2021	$1,432,148
2,120,000	Procter & Gamble Co. (The)	1.700	11/03/2021	2,043,398
2,500,000	Unilever Capital Corp. (United Kingdom)	4.250	02/10/2021	2,574,071
1,401,000	Unilever Capital Corp. (United Kingdom)	1.375	07/28/2021	1,335,581

				7,385,198

	Diversified Financial Services—2.7%
2,500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.500	05/15/2021	2,544,545
1,527,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	5.000	10/01/2021	1,579,306
1,332,000	Air Lease Corp.	3.875	04/01/2021	1,341,931
1,485,000	Air Lease Corp.	3.375	06/01/2021	1,477,485
1,807,000	Aircastle Ltd.	5.125	03/15/2021	1,872,504
3,018,000	American Express Co.	3.375	05/17/2021	3,027,932
4,721,000	American Express Credit Corp., MTN	2.250	05/05/2021	4,611,361
2,009,000	BlackRock, Inc.	4.250	05/24/2021	2,075,424
1,536,000	HSBC Finance Corp.	6.676	01/15/2021	1,639,134
1,171,000	International Lease Finance Corp.	4.625	04/15/2021	1,198,585
1,794,000	Jefferies Group LLC	6.875	04/15/2021	1,934,914
1,585,000	Mastercard, Inc.	2.000	11/21/2021	1,539,393
1,574,000	Synchrony Financial	3.750	08/15/2021	1,571,976

				26,414,490

	Electric—2.3%
1,069,000	Consolidated Edison, Inc.	2.000	05/15/2021	1,038,576
1,428,000	Dominion Energy, Inc.	4.450	03/15/2021	1,463,142
2,668,000	DPL, Inc.	7.250	10/15/2021	2,898,115
1,044,000	Duke Energy Carolinas LLC	3.900	06/15/2021	1,062,902
1,908,000	Duke Energy Corp.	1.800	09/01/2021	1,829,754
1,452,000	Duke Energy Corp.	3.550	09/15/2021	1,468,762
1,266,000	Duke Energy Progress LLC	3.000	09/15/2021	1,261,304
1,695,000	Emera US Finance LP (Canada)	2.700	06/15/2021	1,654,673
1,060,000	Ohio Power Co., Series M	5.375	10/01/2021	1,128,598
1,089,000	Progress Energy, Inc.	4.400	01/15/2021	1,113,484
1,801,000	PSEG Power LLC	3.000	06/15/2021	1,788,514
1,079,000	Puget Energy, Inc.	6.000	09/01/2021	1,150,861
1,225,000	Southern California Edison Co.	3.875	06/01/2021	1,243,513
4,014,000	Southern Co. (The)	2.350	07/01/2021	3,900,578

				23,002,776

	Electrical Components & Equipment—0.1%
954,000	Emerson Electric Co.	2.625	12/01/2021	940,525

	Electronics—0.9%
1,574,000	Fortive Corp.	2.350	06/15/2021	1,530,561
2,076,000	Honeywell International, Inc.	4.250	03/01/2021	2,137,459
4,010,000	Honeywell International, Inc.	1.850	11/01/2021	3,860,293
902,000	PerkinElmer, Inc.	5.000	11/15/2021	931,395

				8,459,708

	Engineering & Construction—0.1%
1,449,000	Fluor Corp.	3.375	09/15/2021	1,466,654

	Environmental Control—0.1%
1,170,000	Republic Services, Inc.	5.250	11/15/2021	1,237,878

	Food—1.0%
953,000	Campbell Soup Co.	4.250	04/15/2021	967,475
2,432,000	General Mills, Inc.	3.150	12/15/2021	2,417,586
2,023,000	JM Smucker Co. (The)	3.500	10/15/2021	2,032,361
1,827,000	Kroger Co. (The)	3.300	01/15/2021	1,829,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Food (continued)
$1,208,000	Kroger Co. (The)	2.950%	11/01/2021	$1,193,384
1,285,000	SYSCO Corp.	2.500	07/15/2021	1,258,186

				9,698,757

	Forest Products & Paper—0.1%
915,000	International Paper Co.	7.500	08/15/2021	1,017,365

	Gas—0.3%
1,697,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	1,733,430
1,168,000	National Fuel Gas Co.	4.900	12/01/2021	1,201,671

				2,935,101

	Healthcare-Products—1.8%
7,081,000	Abbott Laboratories	2.900	11/30/2021	7,011,111
2,328,000	Becton, Dickinson and Co.	3.125	11/08/2021	2,303,773
1,695,000	Medtronic, Inc.	4.125	03/15/2021	1,733,756
1,702,000	Stryker Corp.	2.625	03/15/2021	1,681,853
2,704,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	2,782,949
2,525,000	Thermo Fisher Scientific, Inc.	3.600	08/15/2021	2,539,686

				18,053,128

	Healthcare-Services—1.1%
1,406,000	Aetna, Inc.	4.125	06/01/2021	1,434,430
2,126,000	Anthem, Inc.	3.700	08/15/2021	2,146,650
1,424,000	Coventry Health Care, Inc.	5.450	06/15/2021	1,495,310
1,170,000	Quest Diagnostics, Inc.	4.700	04/01/2021	1,204,090
1,581,000	UnitedHealth Group, Inc.	2.125	03/15/2021	1,545,433
1,174,000	UnitedHealth Group, Inc.	3.375	11/15/2021	1,183,704
1,570,000	UnitedHealth Group, Inc.	2.875	12/15/2021	1,557,661

				10,567,278

	Housewares—0.4%
2,224,000	Newell Brands, Inc.	3.150	04/01/2021	2,192,633
1,365,000	Tupperware Brands Corp.	4.750	06/01/2021	1,399,076

				3,591,709

	Insurance—1.7%
3,936,000	American International Group, Inc.	3.300	03/01/2021	3,937,118
1,852,000	Berkshire Hathaway Finance Corp.	4.250	01/15/2021	1,909,535
2,637,000	Berkshire Hathaway, Inc.	2.200	03/15/2021	2,595,789
1,720,000	Berkshire Hathaway, Inc.	3.750	08/15/2021	1,763,211
1,172,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	1,215,075
2,600,000	MetLife, Inc.	4.750	02/08/2021	2,690,662
1,098,000	Progressive Corp. (The)	3.750	08/23/2021	1,113,573
1,277,000	Willis Towers Watson PLC	5.750	03/15/2021	1,339,155

				16,564,118

	Internet—0.7%
1,804,000	Alphabet, Inc.	3.625	05/19/2021	1,843,611
2,606,000	Amazon.com, Inc.	3.300	12/05/2021	2,628,960
2,064,000	eBay, Inc.	2.875	08/01/2021	2,038,769

				6,511,340

	Iron/Steel—0.3%
2,666,000	ArcelorMittal (Luxembourg)	5.500	03/01/2021	2,764,616

	Machinery-Construction & Mining—0.5%
2,133,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	2,057,142
3,285,000	Caterpillar, Inc.	3.900	05/27/2021	3,370,628

				5,427,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Diversified—0.9%
$1,817,000	CNH Industrial Capital LLC	4.875%	04/01/2021	$1,862,425
1,513,000	John Deere Capital Corp.	2.550	01/08/2021	1,497,613
1,059,000	John Deere Capital Corp., MTN	2.800	03/04/2021	1,053,235
1,263,000	John Deere Capital Corp., MTN	3.900	07/12/2021	1,293,369
1,262,000	John Deere Capital Corp., MTN	3.150	10/15/2021	1,264,629
1,055,000	Roper Technologies, Inc.	2.800	12/15/2021	1,036,500
1,329,000	Xylem, Inc.	4.875	10/01/2021	1,386,815

				9,394,586

	Media—2.5%
2,221,000	21st Century Fox America, Inc.	4.500	02/15/2021	2,287,552
1,328,000	Discovery Communications LLC	4.375	06/15/2021	1,354,237
5,059,000	NBCUniversal Media LLC	4.375	04/01/2021	5,214,231
1,625,000	Time Warner Cable LLC	4.125	02/15/2021	1,641,066
2,601,000	Time Warner Cable LLC	4.000	09/01/2021	2,623,433
1,046,000	Viacom, Inc.	4.500	03/01/2021	1,067,702
1,267,000	Viacom, Inc.	3.875	12/15/2021	1,275,710
1,899,000	Walt Disney Co. (The), GMTN	2.300	02/12/2021	1,868,395
1,123,000	Walt Disney Co. (The), MTN	3.750	06/01/2021	1,145,542
2,072,000	Walt Disney Co. (The)	2.750	08/16/2021	2,050,025
2,206,000	Warner Media LLC	4.700	01/15/2021	2,277,711
2,319,000	Warner Media LLC	4.750	03/29/2021	2,392,441

				25,198,045

	Mining—0.2%
1,278,000	Goldcorp, Inc. (Canada)	3.625	06/09/2021	1,277,490
1,104,000	Kinross Gold Corp. (Canada)	5.125	09/01/2021	1,144,726

				2,422,216

	Miscellaneous Manufacturing—1.2%
1,304,000	3M Co., MTN	1.625	09/19/2021	1,255,909
3,187,000	General Electric Co., GMTN	4.625	01/07/2021	3,280,927
3,103,000	General Electric Co., GMTN	5.300	02/11/2021	3,255,072
3,868,000	General Electric Co., GMTN	4.650	10/17/2021	4,029,110

				11,821,018

	Office/Business Equipment—0.4%
1,382,000	Pitney Bowes, Inc.	3.625	10/01/2021	1,317,219
2,414,000	Xerox Corp.	4.500	05/15/2021	2,437,572

				3,754,791

	Oil & Gas—5.0%
1,922,000	Anadarko Petroleum Corp.	4.850	03/15/2021	1,983,183
1,135,000	Apache Corp.	3.625	02/01/2021	1,139,543
3,307,000	BP Capital Markets PLC (United Kingdom)	4.742	03/11/2021	3,437,472
2,020,000	BP Capital Markets PLC (United Kingdom)	2.112	09/16/2021	1,963,256
2,664,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	2,695,469
1,174,000	Canadian Natural Resources Ltd. (Canada)	3.450	11/15/2021	1,173,284
3,685,000	Chevron Corp.	2.100	05/16/2021	3,606,665
1,459,000	Devon Energy Corp.	4.000	07/15/2021	1,480,735
1,776,000	EnCana Corp. (Canada)	3.900	11/15/2021	1,791,789
1,682,000	EOG Resources, Inc.	4.100	02/01/2021	1,715,208
1,572,000	Equities Corp.	4.875	11/15/2021	1,621,593
6,194,000	Exxon Mobil Corp.	2.222	03/01/2021	6,100,259
2,282,000	Marathon Petroleum Corp.	5.125	03/01/2021	2,374,115
2,648,000	Noble Energy, Inc.	4.150	12/15/2021	2,692,824
3,323,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	3,398,670
1,475,000	Pioneer Natural Resources Co.	3.450	01/15/2021	1,479,179
3,803,000	Shell International Finance BV (Netherlands)	1.875	05/10/2021	3,695,912
2,636,000	Shell International Finance BV (Netherlands)	1.750	09/12/2021	2,542,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$2,422,000	Total Capital International SA (France)	2.750%	06/19/2021	$2,407,477
844,000	Total Capital SA (France)	4.125	01/28/2021	865,230
1,265,000	Total Capital SA (France)	4.250	12/15/2021	1,309,165

				49,473,051

	Oil & Gas Services—0.2%
1,004,000	Baker Hughes a GE Co. LLC	3.200	08/15/2021	1,000,379
952,000	Halliburton Co.	3.250	11/15/2021	956,848

				1,957,227

	Pharmaceuticals—4.9%
4,233,000	AbbVie, Inc.	2.300	05/14/2021	4,129,749
1,268,000	AmerisourceBergen Corp.	3.500	11/15/2021	1,274,064
1,039,000	Bayer US Finance II LLC (Germany)(a)	2.750	07/15/2021	1,012,577
1,172,000	CVS Health Corp.	4.125	05/15/2021	1,193,253
4,646,000	CVS Health Corp.	2.125	06/01/2021	4,499,929
1,283,000	Express Scripts Holding Co.	3.300	02/25/2021	1,276,088
3,363,000	Express Scripts Holding Co.	4.750	11/15/2021	3,479,318
2,223,000	Johnson & Johnson	1.650	03/01/2021	2,160,722
1,337,000	McKesson Corp.	4.750	03/01/2021	1,374,085
3,124,000	Merck & Co., Inc.	3.875	01/15/2021	3,194,745
5,972,000	Mylan NV	3.150	06/15/2021	5,888,568
1,102,000	Perrigo Finance Unlimited Co.	3.500	12/15/2021	1,092,890
2,952,000	Pfizer, Inc.	1.950	06/03/2021	2,882,387
2,620,000	Pfizer, Inc.	2.200	12/15/2021	2,562,595
5,132,000	Sanofi (France)	4.000	03/29/2021	5,261,445
8,234,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/2021	7,964,285

				49,246,700

	Pipelines—2.5%
1,308,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	1,340,700
1,557,000	Buckeye Partners LP	4.875	02/01/2021	1,587,481
1,901,000	Enbridge Energy Partners LP	4.200	09/15/2021	1,922,474
1,756,000	Energy Transfer Partners LP	4.650	06/01/2021	1,803,169
1,069,000	Enterprise Products Operating LLC	2.850	04/15/2021	1,058,644
1,697,000	Kinder Morgan Energy Partners LP	3.500	03/01/2021	1,701,114
996,000	Kinder Morgan Energy Partners LP	5.000	10/01/2021	1,038,596
1,462,000	Magellan Midstream Partners LP	4.250	02/01/2021	1,493,318
1,804,000	Plains All American Pipeline LP/PAA Finance Corp.	5.000	02/01/2021	1,856,640
6,400,000	Sabine Pass Liquefaction LLC	5.625	02/01/2021	6,678,895
1,859,000	Sunoco Logistics Partners Operations LP	4.400	04/01/2021	1,892,827
898,000	Western Gas Partners LP	5.375	06/01/2021	931,278
1,181,000	Williams Cos., Inc. (The)	4.000	11/15/2021	1,197,284

				24,502,420

	REITs—2.2%
1,579,000	American Tower Corp.	3.300	02/15/2021	1,575,310
1,474,000	American Tower Corp.	3.450	09/15/2021	1,475,495
1,310,000	American Tower Corp.	5.900	11/01/2021	1,400,292
2,172,000	Boston Properties LP	4.125	05/15/2021	2,218,063
2,021,000	Crown Castle International Corp.	3.400	02/15/2021	2,020,071
1,484,000	Crown Castle International Corp.	2.250	09/01/2021	1,430,982
2,098,000	ERP Operating LP	4.625	12/15/2021	2,176,458
1,030,000	Kimco Realty Corp.	3.200	05/01/2021	1,023,422
958,000	MPT Operating Partnership LP/MPT Finance Corp.	5.250	08/01/2026	962,790
2,574,000	Simon Property Group LP	4.375	03/01/2021	2,644,546
1,056,000	Simon Property Group LP	2.500	07/15/2021	1,036,437
2,324,000	Simon Property Group LP	4.125	12/01/2021	2,385,062
1,456,000	Weyerhaeuser Co.	4.700	03/15/2021	1,502,217

				21,851,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail—3.2%
$1,431,000	Best Buy Co., Inc.	5.500%	03/15/2021	$1,505,551
2,727,000	Costco Wholesale Corp.	2.150	05/18/2021	2,677,617
2,899,000	Gap, Inc. (The)	5.950	04/12/2021	3,034,329
3,986,000	Home Depot, Inc. (The)	2.000	04/01/2021	3,890,542
2,148,000	Home Depot, Inc. (The)	4.400	04/01/2021	2,226,232
1,686,000	Kohl’s Corp.	4.000	11/01/2021	1,705,879
1,564,000	Lowe’s Cos., Inc.	3.750	04/15/2021	1,592,795
1,589,000	Lowe’s Cos., Inc.	3.800	11/15/2021	1,623,277
1,260,000	Macy’s Retail Holdings, Inc.	3.450	01/15/2021	1,253,769
1,277,000	Nordstrom, Inc.	4.000	10/15/2021	1,293,553
1,261,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	1,305,629
1,811,000	Starbucks Corp.	2.100	02/04/2021	1,771,721
2,374,000	TJX Cos., Inc. (The)	2.750	06/15/2021	2,358,873
2,890,000	Walgreens Boots Alliance, Inc.	3.300	11/18/2021	2,885,223
2,260,000	Walmart, Inc.	4.250	04/15/2021	2,338,820

				31,463,810

	Semiconductors—1.7%
1,631,000	Applied Materials, Inc.	4.300	06/15/2021	1,689,137
1,183,000	Intel Corp.	1.700	05/19/2021	1,149,034
5,286,000	Intel Corp.	3.300	10/01/2021	5,344,278
1,402,000	KLA-Tencor Corp.	4.125	11/01/2021	1,427,989
2,014,000	Lam Research Corp.	2.800	06/15/2021	1,987,161
2,630,000	NVIDIA Corp.	2.200	09/16/2021	2,560,621
1,559,000	Texas Instruments, Inc.	2.750	03/12/2021	1,553,008
1,176,000	Xilinx, Inc.	3.000	03/15/2021	1,170,998

				16,882,226

	Software—2.8%
1,885,000	Activision Blizzard, Inc.	2.300	09/15/2021	1,827,531
1,559,000	Electronic Arts, Inc.	3.700	03/01/2021	1,579,735
1,633,000	Fidelity National Information Services, Inc.	2.250	08/15/2021	1,581,929
1,181,000	Microsoft Corp.	4.000	02/08/2021	1,213,318
7,157,000	Microsoft Corp.	1.550	08/08/2021	6,899,606
3,866,000	Oracle Corp.	2.800	07/08/2021	3,853,902
10,777,000	Oracle Corp.	1.900	09/15/2021	10,436,538

				27,392,559

	Telecommunications—5.3%
2,093,000	AT&T, Inc.	4.600	02/15/2021	2,148,895
4,247,000	AT&T, Inc.	2.800	02/17/2021	4,201,704
2,852,000	AT&T, Inc.	5.000	03/01/2021	2,963,047
2,860,000	AT&T, Inc.	4.450	05/15/2021	2,937,519
3,206,000	AT&T, Inc.	3.875	08/15/2021	3,249,431
6,428,000	Cisco Systems, Inc.	2.200	02/28/2021	6,324,743
1,320,000	Cisco Systems, Inc.	2.900	03/04/2021	1,318,448
5,069,000	Cisco Systems, Inc.	1.850	09/20/2021	4,910,693
2,314,000	Orange SA (France)	4.125	09/14/2021	2,366,558
2,003,000	Qwest Corp.	6.750	12/01/2021	2,150,811
3,780,000	Telefonica Emisiones SAU (Spain)	5.462	02/16/2021	3,960,359
2,116,000	Verizon Communications, Inc.	3.450	03/15/2021	2,134,484
3,071,000	Verizon Communications, Inc.	4.600	04/01/2021	3,179,673
1,922,000	Verizon Communications, Inc.	1.750	08/15/2021	1,849,203
4,000,000	Verizon Communications, Inc.	3.500	11/01/2021	4,043,093
2,982,000	Verizon Communications, Inc.	3.000	11/01/2021	2,966,840
1,653,000	Vodafone Group PLC (United Kingdom)	4.375	03/16/2021	1,700,783

				52,406,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Transportation—0.6%
$1,455,000	Norfolk Southern Corp.	3.250%	12/01/2021	$1,453,397
1,135,000	Union Pacific Corp.	4.000	02/01/2021	1,157,365
3,798,000	United Parcel Service, Inc.	3.125	01/15/2021	3,820,857

				6,431,619

	Total Corporate Bonds (Cost $1,002,537,983)			987,967,402

Number of Shares
	Money Market Fund—0.1%
553,590	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $553,590)			553,590

	Total Investments in Securities (Cost $1,003,091,573)—99.3%			988,520,992
	Other assets less liabilities—0.7%			7,139,997

	Net Assets—100.0%			$995,660,989

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2018 represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Schedule of Investments

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—99.0%
	Advertising—0.5%
$2,793,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625%	05/01/2022	$2,784,221
1,053,000	WPP Finance 2010 (United Kingdom)	3.625	09/07/2022	1,035,391

				3,819,612

	Aerospace/Defense—1.9%
1,300,000	Arconic, Inc.	5.870	02/23/2022	1,357,980
2,676,000	General Dynamics Corp.	2.250	11/15/2022	2,573,649
2,468,000	Raytheon Co.	2.500	12/15/2022	2,410,290
2,792,000	Rockwell Collins, Inc.	2.800	03/15/2022	2,728,575
1,099,000	United Technologies Corp.	2.300	05/04/2022	1,059,622
5,370,000	United Technologies Corp.	3.100	06/01/2022	5,307,618

				15,437,734

	Agriculture—1.4%
4,553,000	Altria Group, Inc.	2.850	08/09/2022	4,472,511
1,084,000	Philip Morris International, Inc.	2.625	02/18/2022	1,061,213
1,512,000	Philip Morris International, Inc.	2.375	08/17/2022	1,460,331
1,925,000	Philip Morris International, Inc.	2.500	08/22/2022	1,864,754
2,291,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	2,321,750

				11,180,559

	Airlines—0.3%
2,570,000	Delta Air Lines, Inc.	3.625	03/15/2022	2,549,938

	Auto Manufacturers—2.5%
2,000,000	Ford Motor Credit Co. LLC	3.219	01/09/2022	1,933,495
1,900,000	Ford Motor Credit Co. LLC	3.339	03/28/2022	1,838,329
2,200,000	Ford Motor Credit Co. LLC	4.250	09/20/2022	2,184,097
3,122,000	General Motors Financial Co., Inc.	3.450	01/14/2022	3,088,203
3,139,000	General Motors Financial Co., Inc.	3.450	04/10/2022	3,088,864
3,198,000	General Motors Financial Co., Inc.	3.150	06/30/2022	3,118,657
2,442,000	Toyota Motor Credit Corp., MTN	2.600	01/11/2022	2,401,715
2,200,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	2,213,205
1,168,000	Toyota Motor Credit Corp., GMTN	2.800	07/13/2022	1,152,388

				21,018,953

	Banks—25.4%
2,200,000	Banco Santander SA (Spain)	3.500	04/11/2022	2,172,088
4,473,000	Bank of America Corp.	5.700	01/24/2022	4,825,477
4,273,000	Bank of America Corp., MTN	2.503	10/21/2022	4,114,514
2,039,000	Bank of Montreal, MTN (Canada)	2.550	11/06/2022	1,976,984
2,962,000	Bank of New York Mellon Corp. (The), MTN	2.600	02/07/2022	2,903,368
3,664,000	Bank of Nova Scotia (The) (Canada)	2.700	03/07/2022	3,590,606
7,550,000	Barclays Bank PLC (United Kingdom)	7.625	11/21/2022	8,201,263
2,680,000	BB&T Corp., MTN	2.750	04/01/2022	2,634,640
2,300,000	Branch Banking & Trust Co.	2.625	01/15/2022	2,255,871
2,449,000	Canadian Imperial Bank of Commerce (Canada)	2.550	06/16/2022	2,384,274
1,872,000	Capital One Financial Corp.	3.050	03/09/2022	1,838,493
2,100,000	Capital One NA, BKNT	2.650	08/08/2022	2,028,721
5,890,000	Citigroup, Inc.	4.500	01/14/2022	6,087,149
5,092,000	Citigroup, Inc.	2.750	04/25/2022	4,968,597
2,217,000	Citigroup, Inc.	4.050	07/30/2022	2,244,018
1,251,000	Citizens Bank NA	2.650	05/26/2022	1,211,949
1,900,000	Compass Bank, BKNT	2.875	06/29/2022	1,841,252
2,600,000	Cooperatieve Rabobank UA (Netherlands)	2.750	01/10/2022	2,547,087
6,905,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	3.875	02/08/2022	7,005,519
3,200,000	Cooperatieve Rabobank UA (Netherlands)	3.950	11/09/2022	3,213,458
972,000	Fifth Third Bancorp	3.500	03/15/2022	975,661
1,718,000	Fifth Third Bancorp	2.600	06/15/2022	1,665,553

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$1,251,000	First Republic Bank	2.500%	06/06/2022	$1,211,030
10,675,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	11,421,947
7,534,000	Goldman Sachs Group, Inc. (The)	3.000	04/26/2022	7,408,151
6,000,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	5,843,205
1,910,000	HSBC Holdings PLC (United Kingdom)	4.875	01/14/2022	1,993,534
4,701,000	HSBC Holdings PLC (United Kingdom)	4.000	03/30/2022	4,787,189
2,222,000	Huntington Bancshares, Inc.	2.300	01/14/2022	2,140,929
1,300,000	Huntington National Bank (The), BKNT	2.500	08/07/2022	1,252,607
3,700,000	ING Groep NV (Netherlands)	3.150	03/29/2022	3,650,539
7,634,000	JPMorgan Chase & Co.	4.500	01/24/2022	7,918,858
6,690,000	JPMorgan Chase & Co.	3.250	09/23/2022	6,663,265
1,127,000	KeyBank NA, BKNT	2.400	06/09/2022	1,087,756
3,800,000	Lloyds Banking Group PLC (United Kingdom)	3.000	01/11/2022	3,720,203
1,700,000	Manufacturers & Traders Trust Co., BKNT	2.500	05/18/2022	1,650,402
2,369,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.998	02/22/2022	2,331,157
4,954,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.665	07/25/2022	4,807,478
3,400,000	Mizuho Financial Group, Inc. (Japan)	2.953	02/28/2022	3,336,909
7,564,000	Morgan Stanley, GMTN	2.750	05/19/2022	7,381,527
4,699,000	Morgan Stanley, GMTN	4.875	11/01/2022	4,901,618
960,000	Northern Trust Corp.	2.375	08/02/2022	929,826
3,000,000	PNC Bank NA, BKNT	2.625	02/17/2022	2,937,927
1,695,000	PNC Bank NA, BKNT	2.450	07/28/2022	1,643,804
2,450,000	PNC Bank NA, BKNT	2.700	11/01/2022	2,375,788
2,522,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	2,522,529
1,072,000	PNC Financial Services Group, Inc. (The)(a)	2.854	11/09/2022	1,048,043
1,944,000	Regions Financial Corp.	2.750	08/14/2022	1,887,710
2,668,000	Royal Bank of Canada, GMTN (Canada)	2.750	02/01/2022	2,626,828
4,900,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.125	12/15/2022	5,146,558
1,300,000	Skandinaviska Enskilda Banken AB (Sweden)	2.800	03/11/2022	1,277,116
1,535,000	Sumitomo Mitsui Banking Corp. (Japan)	3.200	07/18/2022	1,519,330
1,599,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.846	01/11/2022	1,568,239
4,709,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.784	07/12/2022	4,590,939
2,258,000	SunTrust Bank, BKNT	2.450	08/01/2022	2,179,040
2,502,000	SunTrust Banks, Inc.	2.700	01/27/2022	2,445,183
1,500,000	Synchrony Bank, BKNT	3.000	06/15/2022	1,445,718
2,452,000	U.S. Bancorp, MTN	3.000	03/15/2022	2,436,060
3,149,000	U.S. Bancorp, MTN	2.950	07/15/2022	3,099,009
2,667,000	U.S. Bancorp, Series V, MTN	2.625	01/24/2022	2,617,792
4,700,000	UBS AG (Switzerland)	7.625	08/17/2022	5,234,625
5,878,000	Wells Fargo & Co., GMTN	3.500	03/08/2022	5,904,894

				209,631,804

	Beverages—3.0%
5,409,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	3.750	01/15/2022	5,501,177
7,061,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	2.500	07/15/2022	6,856,233
1,085,000	Coca-Cola Co. (The)	2.200	05/25/2022	1,055,074
1,090,000	Constellation Brands, Inc.	2.700	05/09/2022	1,057,938
2,275,000	Diageo Investment Corp. (United Kingdom)	2.875	05/11/2022	2,248,863
1,310,000	Molson Coors Brewing Co.	3.500	05/01/2022	1,308,099
3,119,000	PepsiCo, Inc.	2.750	03/05/2022	3,097,977
1,642,000	PepsiCo, Inc.	2.250	05/02/2022	1,599,078
1,703,000	PepsiCo, Inc.	3.100	07/17/2022	1,705,695

				24,430,134

	Biotechnology—2.1%
1,263,000	Amgen, Inc.	2.700	05/01/2022	1,235,365
3,546,000	Amgen, Inc.	2.650	05/11/2022	3,462,276
2,013,000	Amgen, Inc.	3.625	05/15/2022	2,031,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Biotechnology (continued)
$2,531,000	Biogen, Inc.	3.625%	09/15/2022	$2,549,783
2,540,000	Celgene Corp.	3.550	08/15/2022	2,540,057
2,624,000	Celgene Corp.	3.250	08/15/2022	2,601,240
1,065,000	Gilead Sciences, Inc.	1.950	03/01/2022	1,021,934
2,306,000	Gilead Sciences, Inc.	3.250	09/01/2022	2,305,918

				17,747,609

	Building Materials—0.2%
1,294,000	Owens Corning	4.200	12/15/2022	1,309,247

	Chemicals—1.6%
856,000	Celanese US Holdings LLC	4.625	11/15/2022	880,375
2,731,000	Dow Chemical Co. (The)	3.000	11/15/2022	2,677,887
1,712,000	Eastman Chemical Co.	3.600	08/15/2022	1,716,124
1,126,000	Nutrien Ltd. (Canada)	3.150	10/01/2022	1,102,705
1,281,000	Praxair, Inc.	2.450	02/15/2022	1,253,018
1,300,000	Praxair, Inc.	2.200	08/15/2022	1,254,939
2,837,000	Sherwin-Williams Co. (The)	2.750	06/01/2022	2,764,396
1,352,000	Syngenta Finance NV (Switzerland)	3.125	03/28/2022	1,314,772

				12,964,216

	Commercial Services—0.5%
1,046,000	Block Financial LLC	5.500	11/01/2022	1,092,732
1,086,000	Ecolab, Inc.	2.375	08/10/2022	1,048,363
1,028,000	Equifax, Inc.	3.300	12/15/2022	1,010,121
1,328,000	Moody’s Corp.	4.500	09/01/2022	1,374,990

				4,526,206

	Computers—2.8%
3,100,000	Apple, Inc.	2.150	02/09/2022	3,013,716
3,596,000	Apple, Inc.	2.500	02/09/2022	3,538,880
2,576,000	Apple, Inc.	2.300	05/11/2022	2,515,984
3,007,000	Apple, Inc.	2.700	05/13/2022	2,981,766
2,965,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	3,057,036
1,152,000	HP, Inc.	4.050	09/15/2022	1,172,551
2,300,000	International Business Machines Corp.	2.500	01/27/2022	2,249,982
2,400,000	International Business Machines Corp.	1.875	08/01/2022	2,283,960
2,450,000	International Business Machines Corp.	2.875	11/09/2022	2,413,318

				23,227,193

	Cosmetics/Personal Care—0.6%
1,096,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	1,072,888
2,271,000	Procter & Gamble Co. (The)	2.300	02/06/2022	2,223,285
1,800,000	Unilever Capital Corp. (United Kingdom)	2.200	05/05/2022	1,738,616

				5,034,789

	Diversified Financial Services—4.6%
2,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.950	02/01/2022	2,200,934
1,500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.500	05/26/2022	1,478,602
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.625	07/01/2022	1,229,122
1,361,000	Air Lease Corp.	3.750	02/01/2022	1,366,441
1,493,000	Air Lease Corp.	2.625	07/01/2022	1,437,680
4,474,000	American Express Co.	2.500	08/01/2022	4,313,270
3,276,000	American Express Co.	2.650	12/02/2022	3,174,340
4,215,000	American Express Credit Corp., MTN	2.700	03/03/2022	4,120,038
3,161,000	BlackRock, Inc.	3.375	06/01/2022	3,197,168
1,841,000	CME Group, Inc.	3.000	09/15/2022	1,826,054
1,089,000	Discover Financial Services	3.850	11/21/2022	1,085,451
1,675,000	International Lease Finance Corp.	8.625	01/15/2022	1,920,686
1,812,000	International Lease Finance Corp.	5.875	08/15/2022	1,932,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$2,016,000	ORIX Corp. (Japan)	2.900%	07/18/2022	$1,960,173
1,699,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	1,677,396
5,287,000	Visa, Inc.	2.800	12/14/2022	5,217,231

				38,137,435

	Electric—2.1%
1,124,000	Alabama Power Co., Series 17A	2.450	03/30/2022	1,093,388
1,087,000	CenterPoint Energy, Inc.	2.500	09/01/2022	1,046,948
1,228,000	Duke Energy Corp.	3.050	08/15/2022	1,213,454
1,087,000	Duke Energy Corp.	2.400	08/15/2022	1,048,144
1,175,000	Duke Energy Progress LLC	2.800	05/15/2022	1,158,974
1,530,000	Entergy Corp.	4.000	07/15/2022	1,559,886
2,811,000	Exelon Corp.	3.497	06/01/2022	2,780,215
1,502,000	Exelon Generation Co. LLC	3.400	03/15/2022	1,496,523
1,149,000	Exelon Generation Co. LLC	4.250	06/15/2022	1,174,151
990,000	FirstEnergy Corp., Series A	2.850	07/15/2022	963,927
2,077,000	Oncor Electric Delivery Co. LLC	7.000	09/01/2022	2,362,595
1,338,000	Sempra Energy	2.875	10/01/2022	1,305,384

				17,203,589

	Electronics—0.6%
1,287,000	Amphenol Corp.	4.000	02/01/2022	1,313,392
1,250,000	Jabil, Inc.	4.700	09/15/2022	1,283,500
1,272,000	Tech Data Corp.	3.700	02/15/2022	1,256,127
863,000	Tyco Electronics Group SA (Switzerland)	3.500	02/03/2022	868,887

				4,721,906

	Environmental Control—0.4%
1,998,000	Republic Services, Inc.	3.550	06/01/2022	2,010,863
1,048,000	Waste Management, Inc.	2.900	09/15/2022	1,032,463

				3,043,326

	Food—1.5%
4,641,000	Kraft Heinz Foods Co.	3.500	06/06/2022	4,630,432
2,221,000	Kraft Heinz Foods Co.	3.500	07/15/2022	2,210,378
1,108,000	Kroger Co. (The)	3.400	04/15/2022	1,105,730
1,615,000	McCormick & Co., Inc.	2.700	08/15/2022	1,574,161
2,531,000	Tyson Foods, Inc.	4.500	06/15/2022	2,610,604

				12,131,305

	Forest Products & Paper—0.2%
1,513,000	International Paper Co.	4.750	02/15/2022	1,573,509

	Hand/Machine Tools—0.2%
1,677,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	1,646,975

	Healthcare-Products—2.4%
1,585,000	Abbott Laboratories	2.550	03/15/2022	1,543,503
4,391,000	Becton, Dickinson and Co.	2.894	06/06/2022	4,280,384
1,415,000	Boston Scientific Corp.	3.375	05/15/2022	1,405,210
1,331,000	Covidien International Finance SA	3.200	06/15/2022	1,325,765
5,865,000	Medtronic, Inc.	3.150	03/15/2022	5,854,973
1,607,000	Medtronic, Inc.	3.125	03/15/2022	1,601,004
2,067,000	Thermo Fisher Scientific, Inc.	3.300	02/15/2022	2,061,093
2,021,000	Zimmer Biomet Holdings, Inc.	3.150	04/01/2022	1,989,181

				20,061,113

	Healthcare-Services—2.3%
2,290,000	Aetna, Inc.	2.750	11/15/2022	2,219,063
2,105,000	Anthem, Inc.	3.125	05/15/2022	2,078,913
1,270,000	Catholic Health Initiatives	2.950	11/01/2022	1,232,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services (continued)
$1,893,000	Cigna Corp.	4.000%	02/15/2022	$1,920,365
3,012,000	HCA, Inc.	5.875	03/15/2022	3,207,780
1,467,000	Humana, Inc.	3.150	12/01/2022	1,445,035
1,212,000	Laboratory Corp. of America Holdings	3.200	02/01/2022	1,202,203
1,202,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	1,211,695
2,257,000	UnitedHealth Group, Inc.	2.875	03/15/2022	2,242,971
2,558,000	UnitedHealth Group, Inc.	3.350	07/15/2022	2,572,737

				19,333,490

	Home Builders—0.1%
1,191,000	NVR, Inc.	3.950	09/15/2022	1,199,425

	Household Products/Wares—0.2%
1,479,000	Clorox Co. (The)	3.050	09/15/2022	1,468,263

	Insurance—1.7%
3,556,000	American International Group, Inc.	4.875	06/01/2022	3,730,362
1,657,000	Berkshire Hathaway Finance Corp.	3.000	05/15/2022	1,660,117
1,196,000	Berkshire Hathaway, Inc.	3.400	01/31/2022	1,213,466
3,038,000	Chubb INA Holdings, Inc.	2.875	11/03/2022	2,991,275
1,863,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	1,967,610
1,099,000	Marsh & McLennan Cos., Inc.	2.750	01/30/2022	1,077,470
1,103,000	MetLife, Inc.	3.048	12/15/2022	1,091,126

				13,731,426

	Internet—0.9%
3,481,000	Amazon.com, Inc.	2.500	11/29/2022	3,402,466
1,701,000	eBay, Inc.	3.800	03/09/2022	1,726,289
2,573,000	eBay, Inc.	2.600	07/15/2022	2,499,486

				7,628,241

	Investment Companies—0.2%
1,391,000	Ares Capital Corp.	3.625	01/19/2022	1,365,184

	Iron/Steel—0.5%
2,403,000	ArcelorMittal (Luxembourg)	6.250	02/25/2022	2,580,247
1,257,000	Nucor Corp.	4.125	09/15/2022	1,290,377

				3,870,624

	Lodging—0.2%
1,621,000	Marriott International, Inc.	2.300	01/15/2022	1,565,000

	Machinery-Construction & Mining—0.8%
2,773,000	ABB Finance USA, Inc. (Switzerland)	2.875	05/08/2022	2,735,546
1,049,000	Caterpillar Financial Services Corp., MTN	2.850	06/01/2022	1,037,252
1,597,000	Caterpillar Financial Services Corp., MTN	2.400	06/06/2022	1,555,105
1,410,000	Caterpillar, Inc.	2.600	06/26/2022	1,382,699

				6,710,602

	Machinery-Diversified—1.0%
1,083,000	CNH Industrial Capital LLC	4.375	04/05/2022	1,099,786
2,169,000	Deere & Co.	2.600	06/08/2022	2,131,091
1,066,000	Flowserve Corp.	3.500	09/15/2022	1,043,876
1,619,000	John Deere Capital Corp., MTN	2.650	01/06/2022	1,601,893
931,000	John Deere Capital Corp., MTN	2.750	03/15/2022	920,252
1,613,000	Roper Technologies, Inc.	3.125	11/15/2022	1,587,466

				8,384,364

	Media—3.3%
2,297,000	21st Century Fox America, Inc.	3.000	09/15/2022	2,266,284
1,617,000	CBS Corp.	3.375	03/01/2022	1,602,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media (continued)
$7,070,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464%	07/23/2022	$7,220,243
2,837,000	Comcast Cable Communications Holdings, Inc.	9.455	11/15/2022	3,485,123
1,380,000	Comcast Corp.	1.625	01/15/2022	1,309,869
2,352,000	Comcast Corp.	3.125	07/15/2022	2,337,983
1,090,000	Discovery Communications LLC	3.300	05/15/2022	1,074,470
2,259,000	RELX Capital, Inc. (United Kingdom)	3.125	10/15/2022	2,219,048
1,000,000	Walt Disney Co. (The), MTN	2.450	03/04/2022	976,667
2,530,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	2,441,806
1,091,000	Warner Media LLC	4.000	01/15/2022	1,107,557
1,027,000	Warner Media LLC	3.400	06/15/2022	1,022,495

				27,063,976

	Mining—0.2%
2,082,000	Newmont Mining Corp.	3.500	03/15/2022	2,074,196

	Miscellaneous Manufacturing—1.8%
1,498,000	3M Co., GMTN	2.000	06/26/2022	1,446,781
3,957,000	Eaton Corp.	2.750	11/02/2022	3,866,437
2,614,000	General Electric Co., GMTN	3.150	09/07/2022	2,604,398
7,041,000	General Electric Co.	2.700	10/09/2022	6,870,448

				14,788,064

	Oil & Gas—5.2%
1,846,000	Apache Corp.	3.250	04/15/2022	1,828,972
2,628,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	2,613,975
4,206,000	BP Capital Markets PLC (United Kingdom)	3.245	05/06/2022	4,201,747
2,148,000	BP Capital Markets PLC (United Kingdom)	2.500	11/06/2022	2,082,958
1,133,000	Cenovus Energy, Inc. (Canada)	3.000	08/15/2022	1,091,474
1,555,000	Chevron Corp.	2.411	03/03/2022	1,524,377
1,902,000	Chevron Corp.	2.498	03/03/2022	1,868,371
4,808,000	Chevron Corp.	2.355	12/05/2022	4,662,286
2,250,000	Devon Energy Corp.	3.250	05/15/2022	2,219,571
2,530,000	Exxon Mobil Corp.	2.397	03/06/2022	2,485,199
1,247,000	Husky Energy, Inc. (Canada)	3.950	04/15/2022	1,261,846
2,404,000	Marathon Oil Corp.	2.800	11/01/2022	2,328,847
1,046,000	Murphy Oil Corp.	4.000	06/01/2022	1,034,362
1,196,000	Murphy Oil Corp.	4.450	12/01/2022	1,196,742
2,065,000	Occidental Petroleum Corp.	3.125	02/15/2022	2,057,723
4,420,000	Phillips 66	4.300	04/01/2022	4,554,460
1,261,000	Pioneer Natural Resources Co.	3.950	07/15/2022	1,281,132
2,533,000	Shell International Finance BV (Netherlands)	2.375	08/21/2022	2,465,956
2,160,000	Total Capital International SA (France)	2.875	02/17/2022	2,143,161

				42,903,159

	Oil & Gas Services—0.4%
3,355,000	National Oilwell Varco, Inc.	2.600	12/01/2022	3,218,531

	Pharmaceuticals—6.6%
7,463,000	AbbVie, Inc.	2.900	11/06/2022	7,290,698
2,519,000	AbbVie, Inc.	3.200	11/06/2022	2,490,406
4,133,000	Allergan Finance LLC	3.250	10/01/2022	4,062,976
6,841,000	Allergan Funding SCS	3.450	03/15/2022	6,796,658
2,484,000	AstraZeneca PLC (United Kingdom)	2.375	06/12/2022	2,398,488
1,917,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	1,836,045
2,506,000	Cardinal Health, Inc.	2.616	06/15/2022	2,408,088
3,320,000	CVS Health Corp.	3.500	07/20/2022	3,306,834
2,729,000	CVS Health Corp.	2.750	12/01/2022	2,634,339
1,537,000	Eli Lilly & Co.	2.350	05/15/2022	1,503,965
2,158,000	Express Scripts Holding Co.	3.900	02/15/2022	2,175,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$4,800,000	GlaxoSmithKline Capital PLC (United Kingdom)	2.850%	05/08/2022	$4,752,095
2,429,000	Johnson & Johnson	2.250	03/03/2022	2,378,481
3,112,000	Merck & Co., Inc.	2.350	02/10/2022	3,048,566
2,554,000	Merck & Co., Inc.	2.400	09/15/2022	2,492,408
2,164,000	Novartis Capital Corp. (Switzerland)	2.400	05/17/2022	2,109,115
3,323,000	Novartis Capital Corp. (Switzerland)	2.400	09/21/2022	3,229,598

				54,914,245

	Pipelines—3.5%
1,417,991	Enbridge, Inc. (Canada)	2.900	07/15/2022	1,384,293
2,139,000	Energy Transfer Partners LP	5.200	02/01/2022	2,231,097
2,131,000	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.875	03/01/2022	2,263,297
1,541,000	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.000	10/01/2022	1,600,518
1,776,000	Enterprise Products Operating LLC	4.050	02/15/2022	1,813,626
2,497,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	2,526,545
2,132,000	ONEOK Partners LP	3.375	10/01/2022	2,108,882
1,186,000	ONEOK, Inc.	4.250	02/01/2022	1,210,372
1,750,000	Plains All American Pipeline LP/PAA Finance Corp.	3.650	06/01/2022	1,735,899
2,600,000	Sabine Pass Liquefaction LLC	6.250	03/15/2022	2,802,727
2,621,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	2,530,373
2,003,000	Western Gas Partners LP	4.000	07/01/2022	1,995,996
3,006,000	Williams Cos., Inc. (The)	3.600	03/15/2022	3,002,735
1,521,000	Williams Cos., Inc. (The)	3.350	08/15/2022	1,498,727

				28,705,087

	REITs—2.5%
1,368,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	1,413,207
1,274,000	American Tower Corp.	2.250	01/15/2022	1,222,405
1,358,000	American Tower Corp.	4.700	03/15/2022	1,408,589
1,315,000	Brixmor Operating Partnership LP	3.875	08/15/2022	1,314,568
1,977,000	Crown Castle International Corp.	4.875	04/15/2022	2,042,941
1,063,000	Digital Realty Trust LP	3.950	07/01/2022	1,076,895
1,231,000	HCP, Inc.	4.000	12/01/2022	1,238,010
1,363,000	Hospitality Properties Trust	5.000	08/15/2022	1,407,149
969,000	Kimco Realty Corp.	3.400	11/01/2022	957,735
1,365,000	Simon Property Group LP	2.350	01/30/2022	1,325,802
1,475,000	Simon Property Group LP	3.375	03/15/2022	1,479,162
1,588,000	Simon Property Group LP	2.625	06/15/2022	1,551,234
1,300,000	Ventas Realty LP/Ventas Capital Corp.	4.250	03/01/2022	1,329,117
1,094,000	Ventas Realty LP/Ventas Capital Corp.	3.250	08/15/2022	1,078,568
1,420,000	Welltower, Inc.	5.250	01/15/2022	1,488,226

				20,333,608

	Retail—2.3%
1,237,000	AutoZone, Inc.	3.700	04/15/2022	1,247,389
1,077,000	Costco Wholesale Corp.	2.250	02/15/2022	1,050,973
1,842,000	Costco Wholesale Corp.	2.300	05/18/2022	1,792,556
3,070,000	Home Depot, Inc. (The)	2.625	06/01/2022	3,028,240
1,889,000	Lowe’s Cos., Inc.	3.120	04/15/2022	1,889,714
1,088,000	Macy’s Retail Holdings, Inc.	3.875	01/15/2022	1,084,704
2,991,000	McDonald’s Corp., MTN	2.625	01/15/2022	2,933,750
1,015,000	Starbucks Corp.	2.700	06/15/2022	994,150
2,226,000	Target Corp.	2.900	01/15/2022	2,221,086
2,961,000	Walgreen Co.	3.100	09/15/2022	2,915,323

				19,157,885

	Savings & Loans—0.2%
1,450,000	People’s United Financial, Inc.	3.650	12/06/2022	1,446,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors—1.6%
$1,935,000	Intel Corp.	2.350%	05/11/2022	$1,886,553
2,317,000	Intel Corp.	3.100	07/29/2022	2,320,705
3,593,000	Intel Corp.	2.700	12/15/2022	3,541,117
4,745,000	QUALCOMM, Inc.	3.000	05/20/2022	4,690,554
1,063,000	Texas Instruments, Inc.	1.850	05/15/2022	1,018,604

				13,457,533

	Software—3.1%
1,000,000	CA, Inc.	3.600	08/15/2022	992,693
1,409,000	Fiserv, Inc.	3.500	10/01/2022	1,404,021
3,846,000	Microsoft Corp.	2.400	02/06/2022	3,781,118
3,692,000	Microsoft Corp.	2.375	02/12/2022	3,625,002
2,334,000	Microsoft Corp.	2.650	11/03/2022	2,301,782
1,817,000	Microsoft Corp.	2.125	11/15/2022	1,760,932
5,406,000	Oracle Corp.	2.500	05/15/2022	5,298,200
6,449,000	Oracle Corp.	2.500	10/15/2022	6,280,573

				25,444,321

	Telecommunications—4.1%
3,241,000	AT&T, Inc.	3.000	02/15/2022	3,190,503
2,806,000	AT&T, Inc.	3.200	03/01/2022	2,777,247
2,656,000	AT&T, Inc.	3.800	03/15/2022	2,681,371
4,779,000	AT&T, Inc.	3.000	06/30/2022	4,672,334
2,492,000	AT&T, Inc.	2.625	12/01/2022	2,396,972
1,137,000	Cisco Systems, Inc.	3.000	06/15/2022	1,134,007
2,041,000	Motorola Solutions, Inc.	3.750	05/15/2022	2,039,675
1,172,000	Nokia OYJ (Finland)	3.375	06/12/2022	1,148,419
2,323,000	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/2022	2,300,254
3,060,000	Verizon Communications, Inc.	2.946	03/15/2022	3,021,822
3,718,000	Verizon Communications, Inc.	3.125	03/16/2022	3,694,162
3,214,000	Verizon Communications, Inc.	2.450	11/01/2022	3,097,518
1,971,000	Vodafone Group PLC (United Kingdom)	2.500	09/26/2022	1,900,382

				34,054,666

	Textiles—0.2%
1,586,000	Cintas Corp. No. 2	2.900	04/01/2022	1,560,958

	Transportation—1.3%
1,518,000	Burlington Northern Santa Fe LLC	3.050	03/15/2022	1,510,273
1,351,000	Burlington Northern Santa Fe LLC	3.050	09/01/2022	1,342,883
1,113,000	FedEx Corp.	2.625	08/01/2022	1,086,271
1,254,000	Norfolk Southern Corp.	3.000	04/01/2022	1,241,848
1,895,000	Union Pacific Corp.	4.163	07/15/2022	1,958,646
1,501,000	United Parcel Service, Inc.	2.350	05/16/2022	1,459,697
2,287,000	United Parcel Service, Inc.	2.450	10/01/2022	2,224,547

				10,824,165

	Total Corporate Bonds (Cost $831,422,681)			816,600,286

Number of Shares
	Money Market Fund—0.2%
1,946,597	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $1,946,597)			1,946,597

	Total Investments in Securities (Cost $833,369,278)—99.2%			818,546,883
	Other assets less liabilities—0.8%			6,881,884

	Net Assets—100.0%			$825,428,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

August 31, 2018

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Schedule of Investments

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.9%
	Advertising—0.2%
$849,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/2023	$837,826

	Aerospace/Defense—0.9%
732,000	General Dynamics Corp.	1.875	08/15/2023	688,725
1,033,000	Lockheed Martin Corp.	3.100	01/15/2023	1,029,408
1,904,000	Northrop Grumman Corp.	3.250	08/01/2023	1,890,744

				3,608,877

	Agriculture—0.9%
837,000	Philip Morris International, Inc.	2.625	03/06/2023	809,668
1,222,000	Philip Morris International, Inc.	2.125	05/10/2023	1,151,789
667,000	Philip Morris International, Inc.	3.600	11/15/2023	672,059
916,000	Reynolds American, Inc. (United Kingdom)	4.850	09/15/2023	956,769

				3,590,285

	Apparel—0.2%
856,000	NIKE, Inc.	2.250	05/01/2023	823,528

	Auto Manufacturers—2.6%
1,400,000	Ford Motor Credit Co. LLC	3.096	05/04/2023	1,312,996
1,600,000	Ford Motor Credit Co. LLC	4.375	08/06/2023	1,582,722
2,176,000	General Motors Co.	4.875	10/02/2023	2,230,396
1,781,000	General Motors Financial Co., Inc.	3.700	05/09/2023	1,746,949
1,132,000	General Motors Financial Co., Inc.	4.250	05/15/2023	1,139,473
1,064,000	Toyota Motor Credit Corp., MTN	2.625	01/10/2023	1,039,145
997,000	Toyota Motor Credit Corp., MTN	2.250	10/18/2023	947,491

				9,999,172

	Banks—21.2%
7,021,000	Bank of America Corp., GMTN	3.300	01/11/2023	6,974,130
2,965,000	Bank of America Corp., GMTN	4.100	07/24/2023	3,042,630
2,218,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	2,097,093
2,300,000	Barclays PLC (United Kingdom)	3.684	01/10/2023	2,252,558
1,106,000	Capital One Financial Corp.	3.500	06/15/2023	1,094,685
1,994,000	Citigroup, Inc.	3.500	05/15/2023	1,968,045
1,793,000	Citigroup, Inc.	3.875	10/25/2023	1,813,834
2,900,000	Cooperatieve Rabobank UA (Netherlands)	4.625	12/01/2023	2,962,844
1,720,000	Discover Bank	4.200	08/08/2023	1,738,230
3,478,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	3,480,244
3,000,000	HSBC Holdings PLC (United Kingdom)	3.600	05/25/2023	2,988,140
2,345,000	JPMorgan Chase & Co.	2.972	01/15/2023	2,298,636
4,591,000	JPMorgan Chase & Co.	3.200	01/25/2023	4,548,755
2,961,000	JPMorgan Chase & Co.	3.375	05/01/2023	2,916,027
2,947,000	JPMorgan Chase & Co.	2.700	05/18/2023	2,850,051
900,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.527	09/13/2023	854,018
3,818,000	Morgan Stanley, GMTN	3.750	02/25/2023	3,846,193
3,040,000	Morgan Stanley, MTN	4.100	05/22/2023	3,068,470
1,200,000	PNC Bank NA	3.800	07/25/2023	1,210,124
1,100,000	PNC Bank NA, BKNT	2.950	01/30/2023	1,073,014
1,807,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.100	06/10/2023	1,898,857
4,600,000	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/2023	4,489,699
3,063,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.000	12/19/2023	3,199,105
1,600,000	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/2023	1,566,935
1,467,000	State Street Corp.	3.100	05/15/2023	1,449,980
1,497,000	State Street Corp.	3.700	11/20/2023	1,523,892
785,000	Sumitomo Mitsui Banking Corp. (Japan)	3.000	01/18/2023	766,915
1,100,000	Sumitomo Mitsui Banking Corp. (Japan)	3.950	07/19/2023	1,118,319
1,000,000	SunTrust Bank, BKNT	2.750	05/01/2023	971,797
5,813,000	Wells Fargo & Co.	3.069	01/24/2023	5,692,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,277,000	Wells Fargo & Co., GMTN	4.125%	08/15/2023	$2,319,615
3,056,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	3,015,467

				81,090,901

	Beverages—5.5%
1,798,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.625	01/17/2023	1,740,624
9,726,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.300	02/01/2023	9,663,968
1,038,000	Coca-Cola Co. (The)	2.500	04/01/2023	1,012,044
2,224,000	Coca-Cola Co. (The)	3.200	11/01/2023	2,225,412
1,589,000	Constellation Brands, Inc.	4.250	05/01/2023	1,621,734
2,161,000	Diageo Capital PLC (United Kingdom)	2.625	04/29/2023	2,101,556
778,000	Keurig Dr Pepper, Inc.	3.130	12/15/2023	748,872
1,941,000	PepsiCo, Inc.	2.750	03/01/2023	1,910,496

				21,024,706

	Biotechnology—1.0%
1,131,000	Amgen, Inc.	2.250	08/19/2023	1,068,655
1,654,000	Celgene Corp.	4.000	08/15/2023	1,679,681
1,022,000	Gilead Sciences, Inc.	2.500	09/01/2023	979,941

				3,728,277

	Chemicals—1.4%
1,968,000	EI du Pont de Nemours & Co.	2.800	02/15/2023	1,922,977
1,437,000	LYB International Finance BV	4.000	07/15/2023	1,448,732
1,333,000	Mosaic Co. (The)	4.250	11/15/2023	1,353,478
828,000	Praxair, Inc.	2.700	02/21/2023	810,882

				5,536,069

	Commercial Services—0.7%
910,000	Total System Services, Inc.	3.750	06/01/2023	907,409
1,695,000	United Rentals North America, Inc.	4.625	07/15/2023	1,719,577

				2,626,986

	Computers—3.9%
2,640,000	Apple, Inc.	2.850	02/23/2023	2,616,650
8,842,000	Apple, Inc.	2.400	05/03/2023	8,563,273
2,600,000	International Business Machines Corp.	3.375	08/01/2023	2,612,335
1,322,000	Seagate HDD Cayman	4.750	06/01/2023	1,319,948

				15,112,206

	Cosmetics/Personal Care—0.6%
827,000	Colgate-Palmolive Co., MTN	1.950	02/01/2023	789,578
1,484,000	Procter & Gamble Co. (The)	3.100	08/15/2023	1,487,259

				2,276,837

	Diversified Financial Services—1.8%
1,237,000	Air Lease Corp.	3.000	09/15/2023	1,181,412
1,042,000	Ameriprise Financial, Inc.	4.000	10/15/2023	1,067,686
2,200,000	Capital One Bank USA NA	3.375	02/15/2023	2,154,754
1,204,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	1,253,131
1,192,000	Jefferies Group LLC	5.125	01/20/2023	1,245,593

				6,902,576

	Electric—3.0%
907,000	Black Hills Corp.	4.250	11/30/2023	927,733
693,000	Delmarva Power & Light Co.	3.500	11/15/2023	696,610
778,000	Duke Energy Carolinas LLC	2.500	03/15/2023	753,370
1,579,000	FirstEnergy Corp., Series B	4.250	03/15/2023	1,612,531
798,000	Florida Power & Light Co.	2.750	06/01/2023	782,934
947,000	PPL Capital Funding, Inc.	3.400	06/01/2023	930,936
656,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	630,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric (continued)
$947,000	Sempra Energy	4.050%	12/01/2023	$961,291
1,115,000	Southern California Edison Co., Series C	3.500	10/01/2023	1,119,040
1,881,000	Southern Co. (The)	2.950	07/01/2023	1,816,087
1,186,000	Virginia Electric & Power Co., Series C	2.750	03/15/2023	1,157,492

				11,388,274

	Electrical Components & Equipment—0.1%
579,000	Emerson Electric Co.	2.625	02/15/2023	562,207

	Electronics—0.3%
1,003,000	Agilent Technologies, Inc.	3.875	07/15/2023	1,007,865

	Entertainment—0.3%
951,000	GLP Capital LP/GLP Financing II, Inc.	5.375	11/01/2023	1,004,494

	Environmental Control—0.5%
887,000	Republic Services, Inc.	4.750	05/15/2023	931,835
891,000	Waste Management, Inc.	2.400	05/15/2023	854,959

				1,786,794

	Food—1.4%
1,193,000	Conagra Brands, Inc.	3.200	01/25/2023	1,161,291
1,090,000	Kellogg Co.	2.650	12/01/2023	1,046,867
2,500,000	Kraft Heinz Foods Co.	4.000	06/15/2023	2,514,597
759,000	Kroger Co. (The)	3.850	08/01/2023	768,027

				5,490,782

	Gas—0.2%
618,000	National Fuel Gas Co.	3.750	03/01/2023	613,622

	Healthcare-Products—2.0%
1,542,000	Abbott Laboratories	3.250	04/15/2023	1,530,886
2,445,000	Abbott Laboratories	3.400	11/30/2023	2,438,589
929,000	Medtronic, Inc.	2.750	04/01/2023	911,179
1,477,000	Thermo Fisher Scientific, Inc.	3.150	01/15/2023	1,455,504
1,499,000	Thermo Fisher Scientific, Inc.	3.000	04/15/2023	1,460,468

				7,796,626

	Healthcare-Services—2.5%
2,097,000	Aetna, Inc.	2.800	06/15/2023	2,024,453
1,484,000	Anthem, Inc.	3.300	01/15/2023	1,472,307
1,817,000	HCA, Inc.	4.750	05/01/2023	1,851,069
1,837,000	Howard Hughes Medical Institute	3.500	09/01/2023	1,870,688
1,110,000	UnitedHealth Group, Inc.	2.750	02/15/2023	1,084,489
1,143,000	UnitedHealth Group, Inc.	2.875	03/15/2023	1,122,239

				9,425,245

	Housewares—0.7%
2,735,000	Newell Brands, Inc.	3.850	04/01/2023	2,688,818

	Insurance—2.2%
1,093,000	Aflac, Inc.	3.625	06/15/2023	1,103,951
1,038,000	Allstate Corp. (The)	3.150	06/15/2023	1,031,292
763,000	Berkshire Hathaway, Inc.	3.000	02/11/2023	765,251
3,308,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	3,258,840
558,000	Loews Corp.	2.625	05/15/2023	539,918
1,855,000	MetLife, Inc., Series D	4.368	09/15/2023	1,937,814

				8,637,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Internet—0.8%
$683,000	Booking Holdings, Inc.	2.750%	03/15/2023	$658,840
1,002,000	eBay, Inc.	2.750	01/30/2023	968,830
1,425,000	VeriSign, Inc.	4.625	05/01/2023	1,452,360

				3,080,030

	Investment Companies— 0.2%
905,000	Ares Capital Corp.	3.500	02/10/2023	871,609

	Iron/Steel—0.4%
719,000	Nucor Corp.	4.000	08/01/2023	736,704
741,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	756,051

				1,492,755

	Machinery-Construction & Mining—0.2%
721,000	Caterpillar Financial Services Corp., MTN	3.750	11/24/2023	737,155

	Machinery-Diversified—1.1%
983,000	CNH Industrial NV (United Kingdom)	4.500	08/15/2023	1,005,786
960,000	Cummins, Inc.	3.650	10/01/2023	975,585
746,000	John Deere Capital Corp.	2.800	01/27/2023	733,685
1,394,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	1,369,871

				4,084,927

	Media—2.3%
1,143,000	Comcast Corp.	2.850	01/15/2023	1,118,696
1,583,000	Comcast Corp.	2.750	03/01/2023	1,544,400
1,571,000	NBCUniversal Media LLC	2.875	01/15/2023	1,538,954
673,000	Thomson Reuters Corp. (Canada)	4.300	11/23/2023	688,423
1,413,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	1,645,471
1,589,000	Viacom, Inc.	4.250	09/01/2023	1,600,417
636,000	Warner Media LLC	4.050	12/15/2023	644,496

				8,780,857

	Metal Fabricate/Hardware—0.4%
1,553,000	Precision Castparts Corp.	2.500	01/15/2023	1,503,892

	Mining—0.4%
1,454,000	Goldcorp, Inc. (Canada)	3.700	03/15/2023	1,447,009

	Miscellaneous Manufacturing—0.9%
2,307,000	General Electric Co., GMTN	3.100	01/09/2023	2,277,650
1,044,000	Ingersoll-Rand Global Holding Co. Ltd.	4.250	06/15/2023	1,077,189

				3,354,839

	Oil & Gas—7.2%
1,232,000	Antero Resources Corp.	5.625	06/01/2023	1,273,950
654,000	Apache Corp.	2.625	01/15/2023	626,579
2,623,000	BP Capital Markets PLC (United Kingdom)	2.750	05/10/2023	2,552,284
1,111,000	BP Capital Markets PLC (United Kingdom)	3.994	09/26/2023	1,140,500
2,316,000	BP Capital Markets PLC (United Kingdom)	3.216	11/28/2023	2,293,276
1,441,000	Canadian Natural Resources Ltd. (Canada)	2.950	01/15/2023	1,397,005
937,000	Chevron Corp.	2.566	05/16/2023	911,077
3,478,000	Chevron Corp.	3.191	06/24/2023	3,481,200
2,250,000	Continental Resources, Inc.	4.500	04/15/2023	2,304,266
1,827,000	EOG Resources, Inc.	2.625	03/15/2023	1,766,670
1,781,000	Exxon Mobil Corp.	2.726	03/01/2023	1,754,061
2,176,000	Occidental Petroleum Corp.	2.700	02/15/2023	2,120,160
1,655,000	Shell International Finance BV (Netherlands)	2.250	01/06/2023	1,593,796
1,370,000	Shell International Finance BV (Netherlands)	3.400	08/12/2023	1,380,366
1,628,000	Total Capital Canada Ltd. (France)	2.750	07/15/2023	1,590,222
1,493,000	Total Capital International SA (France)	2.700	01/25/2023	1,457,604

				27,643,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas Services—1.1%
$1,817,000	Halliburton Co.	3.500%	08/01/2023	$1,825,396
2,543,000	Schlumberger Investment SA	3.650	12/01/2023	2,580,654

				4,406,050

	Packaging & Containers—0.3%
1,115,000	Packaging Corp. of America	4.500	11/01/2023	1,157,635

	Pharmaceuticals—5.6%
1,630,000	AbbVie, Inc.	2.850	05/14/2023	1,578,981
719,000	Bristol-Myers Squibb Co.	3.250	11/01/2023	720,045
952,000	Cardinal Health, Inc.	3.200	03/15/2023	926,900
1,765,000	CVS Health Corp.	4.000	12/05/2023	1,780,746
1,652,000	Express Scripts Holding Co.	3.000	07/15/2023	1,587,451
1,705,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	2.800	03/18/2023	1,667,224
822,000	Johnson & Johnson	2.050	03/01/2023	790,317
1,151,000	Johnson & Johnson	3.375	12/05/2023	1,169,597
2,686,000	Merck & Co., Inc.	2.800	05/18/2023	2,647,068
985,000	Mylan, Inc.	4.200	11/29/2023	981,930
1,488,000	Pfizer, Inc.	3.000	06/15/2023	1,480,311
4,225,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/2023	4,039,292
2,188,000	Zoetis, Inc.	3.250	02/01/2023	2,162,583

				21,532,445

	Pipelines—4.8%
677,000	Buckeye Partners LP	4.150	07/01/2023	674,476
1,056,000	Enbridge, Inc. (Canada)	4.000	10/01/2023	1,070,416
1,021,000	Energy Transfer Partners LP	3.600	02/01/2023	1,007,948
1,104,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	1,125,764
2,178,000	Enterprise Products Operating LLC	3.350	03/15/2023	2,162,299
764,000	Kinder Morgan Energy Partners LP	3.450	02/15/2023	753,996
1,080,000	Kinder Morgan Energy Partners LP	3.500	09/01/2023	1,066,096
1,544,000	Kinder Morgan, Inc.	3.150	01/15/2023	1,517,699
1,486,000	MPLX LP	4.500	07/15/2023	1,530,139
767,000	ONEOK, Inc.	7.500	09/01/2023	882,129
1,029,000	Plains All American Pipeline LP/PAA Finance Corp.	3.850	10/15/2023	1,017,980
2,900,000	Sabine Pass Liquefaction LLC	5.625	04/15/2023	3,105,839
1,321,000	TransCanada PipeLines Ltd. (Canada)	3.750	10/16/2023	1,332,506
961,000	Williams Cos., Inc. (The)	4.500	11/15/2023	985,113

				18,232,400

	Real Estate—0.4%
1,375,000	Prologis LP	4.250	08/15/2023	1,426,265

	REITs—4.5%
513,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	518,663
1,486,000	American Tower Corp.	3.500	01/31/2023	1,467,358
1,602,000	Boston Properties LP	3.850	02/01/2023	1,619,676
721,000	Boston Properties LP	3.125	09/01/2023	707,405
621,000	Brixmor Operating Partnership LP	3.250	09/15/2023	598,228
1,169,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/2023	1,165,897
2,670,000	Crown Castle International Corp.	5.250	01/15/2023	2,811,948
515,000	ERP Operating LP	3.000	04/15/2023	505,590
1,246,000	HCP, Inc.	4.250	11/15/2023	1,260,201
1,098,000	Hospitality Properties Trust	4.500	06/15/2023	1,109,914
1,390,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	1,391,809
1,161,000	Realty Income Corp.	4.650	08/01/2023	1,212,313
787,000	Simon Property Group LP	2.750	02/01/2023	767,267
1,086,000	Welltower, Inc.	3.750	03/15/2023	1,084,641
863,000	Weyerhaeuser Co.	4.625	09/15/2023	894,755

				17,115,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail—3.0%
$1,262,000	AutoZone, Inc.	3.125%	07/15/2023	$1,234,930
1,510,000	Dollar General Corp.	3.250	04/15/2023	1,490,357
1,578,000	Home Depot, Inc. (The)	2.700	04/01/2023	1,549,706
667,000	Lowe’s Cos., Inc.	3.875	09/15/2023	686,850
1,044,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	987,913
1,104,000	QVC, Inc.	4.375	03/15/2023	1,093,018
1,070,000	Starbucks Corp.	3.850	10/01/2023	1,088,263
654,000	TJX Cos., Inc. (The)	2.500	05/15/2023	634,324
2,743,000	Walmart, Inc.	2.550	04/11/2023	2,678,956

				11,444,317

	Semiconductors—1.4%
938,000	Analog Devices, Inc.	2.875	06/01/2023	907,250
978,000	Analog Devices, Inc.	3.125	12/05/2023	954,949
586,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	577,859
2,109,000	QUALCOMM, Inc.	2.600	01/30/2023	2,029,761
849,000	Texas Instruments, Inc.	2.250	05/01/2023	811,740

				5,281,559

	Software—3.3%
1,122,000	Fidelity National Information Services, Inc.	3.500	04/15/2023	1,117,204
1,797,000	Microsoft Corp.	2.375	05/01/2023	1,745,089
2,305,000	Microsoft Corp.	2.000	08/08/2023	2,191,345
2,303,000	Microsoft Corp.	3.625	12/15/2023	2,353,543
1,265,000	Oracle Corp.	3.625	07/15/2023	1,286,138
4,154,000	Oracle Corp.	2.400	09/15/2023	3,986,112

				12,679,431

	Telecommunications—5.3%
4,056,000	AT&T, Inc.	3.600	02/17/2023	4,049,631
694,000	Cisco Systems, Inc.	2.600	02/28/2023	680,076
975,000	Cisco Systems, Inc.	2.200	09/20/2023	933,701
767,000	Motorola Solutions, Inc.	3.500	03/01/2023	751,077
474,000	Rogers Communications, Inc. (Canada)	3.000	03/15/2023	463,909
872,000	Rogers Communications, Inc. (Canada)	4.100	10/01/2023	893,476
1,050,000	Telefonica Emisiones SAU (Spain)	4.570	04/27/2023	1,087,476
8,549,000	Verizon Communications, Inc.	5.150	09/15/2023	9,183,153
2,316,000	Vodafone Group PLC (United Kingdom)	2.950	02/19/2023	2,249,449

				20,291,948

	Textiles—0.2%
745,000	Mohawk Industries, Inc.	3.850	02/01/2023	750,847

	Transportation—1.0%
1,364,000	Burlington Northern Santa Fe LLC	3.000	03/15/2023	1,348,408
1,242,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	1,276,984
781,000	CSX Corp.	3.700	11/01/2023	792,048
566,000	Norfolk Southern Corp.	2.903	02/15/2023	555,315

				3,972,755

	Total Corporate Bonds (Cost $386,581,507)			378,847,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

August 31, 2018

Number of Shares		Value
	Money Market Fund—0.2%
933,726	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(a) (Cost $933,726)	$933,726

	Total Investments in Securities (Cost $387,515,233)—99.1%	379,781,171
	Other assets less liabilities—0.9%	3,287,923

	Net Assets—100.0%	$383,069,094

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Schedule of Investments

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.4%
	Advertising—0.9%
$1,055,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$1,057,450
892,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.650	11/01/2024	873,717
965,000	WPP Finance 2010 (United Kingdom)	3.750	09/19/2024	933,443

				2,864,610

	Aerospace/Defense—1.3%
1,798,000	Arconic, Inc.	5.125	10/01/2024	1,811,710
1,299,000	Rockwell Collins, Inc.	3.200	03/15/2024	1,262,818
980,000	United Technologies Corp.	2.800	05/04/2024	936,555

				4,011,083

	Agriculture—0.9%
1,998,000	Altria Group, Inc.	4.000	01/31/2024	2,043,263
904,000	Philip Morris International, Inc.	3.250	11/10/2024	890,112

				2,933,375

	Auto Manufacturers—1.5%
757,000	American Honda Finance Corp., MTN	2.900	02/16/2024	737,974
1,000,000	Ford Motor Credit Co. LLC	3.810	01/09/2024	961,202
900,000	Ford Motor Credit Co. LLC	3.664	09/08/2024	847,470
1,732,000	General Motors Financial Co., Inc.	3.950	04/13/2024	1,697,587
617,000	Toyota Motor Credit Corp., MTN	2.900	04/17/2024	601,842

				4,846,075

	Auto Parts & Equipment—0.7%
1,052,000	Delphi Corp.	4.150	03/15/2024	1,063,850
1,177,000	Magna International, Inc. (Canada)	3.625	06/15/2024	1,173,286

				2,237,136

	Banks—24.8%
3,570,000	Bank of America Corp., MTN	4.125	01/22/2024	3,653,576
3,178,000	Bank of America Corp., MTN	4.000	04/01/2024	3,233,116
4,094,000	Bank of America Corp., MTN	4.200	08/26/2024	4,119,095
753,000	Bank of New York Mellon Corp. (The)	3.400	05/15/2024	749,860
868,000	Bank of New York Mellon Corp. (The), MTN	3.250	09/11/2024	857,639
840,000	Bank of New York Mellon Corp. (The), Series 0012, MTN	3.650	02/04/2024	848,128
900,000	Barclays Bank PLC, BKNT (United Kingdom)	3.750	05/15/2024	894,038
1,800,000	Barclays PLC (United Kingdom)	4.375	09/11/2024	1,749,275
1,400,000	BNP Paribas SA, MTN (France)	4.250	10/15/2024	1,396,967
2,250,000	BPCE SA (France)	4.000	04/15/2024	2,282,724
925,000	Capital One Financial Corp.	3.750	04/24/2024	914,161
751,000	Citigroup, Inc.	3.750	06/16/2024	753,699
1,155,000	Citigroup, Inc.	4.000	08/05/2024	1,153,074
4,150,000	Credit Suisse AG, MTN (Switzerland)	3.625	09/09/2024	4,122,320
2,111,000	Deutsche Bank AG, GMTN (Germany)	3.700	05/30/2024	1,997,337
1,083,000	Fifth Third Bancorp	4.300	01/16/2024	1,105,763
4,151,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	4,193,714
3,398,000	Goldman Sachs Group, Inc. (The), MTN	3.850	07/08/2024	3,393,586
2,850,000	HSBC Holdings PLC (United Kingdom)	4.250	03/14/2024	2,863,427
1,000,000	HSBC USA, Inc.	3.500	06/23/2024	991,893
1,450,000	Intesa Sanpaolo SpA (Italy)	5.250	01/12/2024	1,441,221
2,025,000	JPMorgan Chase & Co.	3.875	02/01/2024	2,054,348
2,858,000	JPMorgan Chase & Co.	3.625	05/13/2024	2,867,523
4,324,000	JPMorgan Chase & Co.	3.875	09/10/2024	4,302,029
1,400,000	Lloyds Banking Group PLC (United Kingdom)	4.500	11/04/2024	1,393,193
4,162,000	Morgan Stanley, GMTN	3.700	10/23/2024	4,131,939
4,177,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	4,203,517
500,000	PNC Bank NA	3.300	10/30/2024	492,724
1,090,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	1,094,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,100,000	Royal Bank of Scotland Group PLC (United Kingdom)	5.125%	05/28/2024	$3,115,129
1,517,000	Santander UK PLC (United Kingdom)	4.000	03/13/2024	1,539,809
1,476,000	State Street Corp.	3.300	12/16/2024	1,464,161
900,000	Sumitomo Mitsui Banking Corp. (Japan)	3.950	01/10/2024	912,866
500,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	3.400	07/11/2024	494,139
1,012,000	US Bancorp, MTN	3.700	01/30/2024	1,026,548
1,526,000	US Bancorp, MTN	3.600	09/11/2024	1,524,536
924,000	Wells Fargo & Co.	4.480	01/16/2024	952,674
3,095,000	Wells Fargo & Co., MTN	3.300	09/09/2024	3,033,137

				77,317,630

	Beverages—1.2%
1,989,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.700	02/01/2024	1,998,075
1,697,000	PepsiCo, Inc.	3.600	03/01/2024	1,736,548

				3,734,623

	Biotechnology—1.9%
2,026,000	Amgen, Inc.	3.625	05/22/2024	2,040,693
1,480,000	Celgene Corp.	3.625	05/15/2024	1,464,659
2,520,000	Gilead Sciences, Inc.	3.700	04/01/2024	2,541,648

				6,047,000

	Chemicals—1.3%
1,055,000	Dow Chemical Co. (The)	3.500	10/01/2024	1,036,537
1,450,000	LyondellBasell Industries NV	5.750	04/15/2024	1,576,906
882,000	Nutrien Ltd. (Canada)	3.625	03/15/2024	864,958
539,000	Sherwin-Williams Co. (The)	3.125	06/01/2024	521,413

				3,999,814

	Commercial Services—0.2%
703,000	Moody’s Corp.	4.875	02/15/2024	739,919

	Computers—3.8%
2,273,000	Apple, Inc.	3.000	02/09/2024	2,249,748
3,625,000	Apple, Inc.	3.450	05/06/2024	3,656,355
2,773,000	Apple, Inc.	2.850	05/11/2024	2,711,942
539,000	DXC Technology Co.	4.250	04/15/2024	542,424
2,800,000	International Business Machines Corp.	3.625	02/12/2024	2,834,788

				11,995,257

	Cosmetics/Personal Care—0.4%
715,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	717,933
700,000	Unilever Capital Corp. (United Kingdom)	2.600	05/05/2024	673,109

				1,391,042

	Diversified Financial Services—3.3%
684,000	Air Lease Corp.	4.250	09/15/2024	687,013
960,000	American Express Co.	3.625	12/05/2024	952,658
831,000	Ameriprise Financial, Inc.	3.700	10/15/2024	834,164
1,494,000	BlackRock, Inc.	3.500	03/18/2024	1,512,510
980,000	Brookfield Finance LLC (Canada)	4.000	04/01/2024	978,633
725,000	Discover Financial Services	3.950	11/06/2024	711,976
1,296,000	Mastercard, Inc.	3.375	04/01/2024	1,302,626
969,000	Nasdaq, Inc.	4.250	06/01/2024	988,405
799,000	Stifel Financial Corp.	4.250	07/18/2024	806,604
1,475,000	Synchrony Financial	4.250	08/15/2024	1,432,807

				10,207,396

	Electric—1.3%
561,000	Dominion Energy, Inc.	3.625	12/01/2024	552,347
1,380,000	Duke Energy Corp.	3.750	04/15/2024	1,387,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric (continued)
$688,000	Florida Power & Light Co.	3.250%	06/01/2024	$683,044
860,000	MidAmerican Energy Co.	3.500	10/15/2024	865,652
578,000	Sempra Energy	3.550	06/15/2024	568,449

				4,057,437

	Electronics—0.5%
819,000	Ingram Micro, Inc.	5.450	12/15/2024	810,741
696,000	Keysight Technologies, Inc.	4.550	10/30/2024	709,942

				1,520,683

	Engineering & Construction—0.3%
862,000	Fluor Corp.	3.500	12/15/2024	849,368

	Food—1.7%
804,000	General Mills, Inc.	3.650	02/15/2024	799,698
904,000	Kroger Co. (The)	4.000	02/01/2024	913,923
948,000	McCormick & Co., Inc.	3.150	08/15/2024	917,918
961,000	Mondelez International, Inc.	4.000	02/01/2024	973,818
1,674,000	Tyson Foods, Inc.	3.950	08/15/2024	1,682,864

				5,288,221

	Forest Products & Paper—0.6%
689,000	Georgia-Pacific LLC	8.000	01/15/2024	831,074
1,035,000	International Paper Co.	3.650	06/15/2024	1,031,989

				1,863,063

	Gas—0.3%
924,000	Southern California Gas Co.	3.150	09/15/2024	911,818

	Healthcare-Products—2.5%
2,292,000	Becton, Dickinson and Co.	3.363	06/06/2024	2,217,368
2,068,000	Becton, Dickinson and Co.	3.734	12/15/2024	2,039,878
1,035,000	Medtronic, Inc.	3.625	03/15/2024	1,047,540
879,000	Stryker Corp.	3.375	05/15/2024	871,478
1,451,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	1,487,104

				7,663,368

	Healthcare-Services—1.8%
963,000	Aetna, Inc.	3.500	11/15/2024	945,321
943,000	Anthem, Inc.	3.500	08/15/2024	927,805
2,830,000	HCA, Inc.	5.000	03/15/2024	2,900,750
883,000	Humana, Inc.	3.850	10/01/2024	885,006

				5,658,882

	Household Products/Wares—0.3%
810,000	Clorox Co. (The)	3.500	12/15/2024	808,979

	Housewares—0.2%
619,000	Newell Brands, Inc.	4.000	12/01/2024	603,468

	Insurance—3.5%
1,035,000	Aflac, Inc.	3.625	11/15/2024	1,037,511
1,596,000	American International Group, Inc.	4.125	02/15/2024	1,618,929
675,000	Aon PLC	3.500	06/14/2024	663,112
673,000	Assured Guaranty US Holdings, Inc.	5.000	07/01/2024	700,066
694,000	Brown & Brown, Inc.	4.200	09/15/2024	695,506
1,010,000	Chubb INA Holdings, Inc.	3.350	05/15/2024	1,001,743
820,000	CNA Financial Corp.	3.950	05/15/2024	823,380
883,000	Marsh & McLennan Cos., Inc.	3.500	06/03/2024	879,329
1,380,000	MetLife, Inc.	3.600	04/10/2024	1,389,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Insurance (continued)
$1,030,000	Prudential Financial, Inc., MTN	3.500%	05/15/2024	$1,037,896
971,000	Willis North America, Inc.	3.600	05/15/2024	951,730

				10,798,945

	Internet—1.5%
1,160,000	Alphabet, Inc.	3.375	02/25/2024	1,180,598
1,796,000	Amazon.com, Inc.	3.800	12/05/2024	1,845,693
1,057,000	eBay, Inc.	3.450	08/01/2024	1,036,942
698,000	Expedia Group, Inc.	4.500	08/15/2024	708,752

				4,771,985

	Machinery-Construction & Mining—0.5%
1,443,000	Caterpillar, Inc.	3.400	05/15/2024	1,452,419

	Machinery-Diversified—0.2%
547,000	John Deere Capital Corp., MTN	3.350	06/12/2024	546,089

	Media—2.5%
890,000	21st Century Fox America, Inc.	3.700	09/15/2024	890,776
941,000	CBS Corp.	3.700	08/15/2024	918,010
1,805,000	Comcast Corp.	3.000	02/01/2024	1,758,438
1,854,000	Comcast Corp.	3.600	03/01/2024	1,856,149
443,000	Discovery Communications LLC(a)	3.900	11/15/2024	438,004
810,000	Viacom, Inc.	3.875	04/01/2024	796,486
1,043,000	Warner Media LLC	3.550	06/01/2024	1,016,658

				7,674,521

	Miscellaneous Manufacturing—1.4%
1,153,000	General Electric Co.	3.375	03/11/2024	1,142,763
924,000	General Electric Co., GMTN	3.450	05/15/2024	919,754
1,052,000	Illinois Tool Works, Inc.	3.500	03/01/2024	1,062,855
624,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	615,453
729,000	Parker-Hannifin Corp., MTN	3.300	11/21/2024	722,279

				4,463,104

	Office/Business Equipment—0.2%
649,000	Pitney Bowes, Inc.	4.625	03/15/2024	585,203

	Oil & Gas—8.0%
830,000	Anadarko Petroleum Corp.	3.450	07/15/2024	806,263
1,871,000	BP Capital Markets PLC (United Kingdom)	3.814	02/10/2024	1,902,461
1,512,000	BP Capital Markets PLC (United Kingdom)	3.224	04/14/2024	1,488,491
1,188,000	BP Capital Markets PLC (United Kingdom)	3.535	11/04/2024	1,190,217
851,000	Canadian Natural Resources Ltd. (Canada)	3.800	04/15/2024	846,995
1,490,000	Chevron Corp.	2.895	03/03/2024	1,461,250
1,087,000	Cimarex Energy Co.	4.375	06/01/2024	1,102,934
3,300,000	CNOOC Nexen Finance 2014 ULC (China)	4.250	04/30/2024	3,351,203
1,736,000	Continental Resources, Inc.	3.800	06/01/2024	1,711,832
1,522,000	Equinor ASA (Norway)	3.700	03/01/2024	1,546,695
1,411,000	Exxon Mobil Corp.	3.176	03/15/2024	1,410,236
945,000	Husky Energy, Inc. (Canada)	4.000	04/15/2024	947,561
823,000	Kerr-McGee Corp.	6.950	07/01/2024	940,423
1,140,000	Marathon Petroleum Corp.	3.625	09/15/2024	1,134,583
882,000	Noble Energy, Inc.	3.900	11/15/2024	875,084
846,000	Suncor Energy, Inc. (Canada)	3.600	12/01/2024	842,541
1,411,000	Total Capital International SA (France)	3.700	01/15/2024	1,435,288
1,875,000	Total Capital International SA (France)	3.750	04/10/2024	1,910,585

				24,904,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas Services—0.2%
$747,000	Oceaneering International, Inc.	4.650%	11/15/2024	$711,684

	Pharmaceuticals—4.5%
1,524,000	Allergan Funding SCS	3.850	06/15/2024	1,521,420
791,000	AmerisourceBergen Corp.	3.400	05/15/2024	777,844
992,000	Bayer US Finance II LLC (Germany)(a)	3.375	07/15/2024	957,661
858,000	Cardinal Health, Inc.	3.079	06/15/2024	816,082
865,000	CVS Health Corp.	3.375	08/12/2024	842,375
1,358,000	Express Scripts Holding Co.	3.500	06/15/2024	1,319,122
1,450,000	McKesson Corp.	3.796	03/15/2024	1,445,138
3,157,000	Novartis Capital Corp. (Switzerland)	3.400	05/06/2024	3,168,335
800,000	Perrigo Finance Unlimited Co.	3.900	12/15/2024	783,380
1,515,000	Pfizer, Inc.	3.400	05/15/2024	1,535,596
647,000	Wyeth LLC	6.450	02/01/2024	746,213

				13,913,166

	Pipelines—5.9%
1,000,000	Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375	09/15/2024	1,012,500
979,000	Boardwalk Pipelines LP	4.950	12/15/2024	1,001,316
696,000	Enable Midstream Partners LP	3.900	05/15/2024	674,050
840,000	Enbridge, Inc. (Canada)	3.500	06/10/2024	826,452
762,000	EnLink Midstream Partners LP	4.400	04/01/2024	743,825
1,038,000	Enterprise Products Operating LLC	3.900	02/15/2024	1,051,005
619,000	EQT Midstream Partners LP	4.000	08/01/2024	594,588
1,203,000	Kinder Morgan Energy Partners LP	4.150	02/01/2024	1,218,818
699,000	Kinder Morgan Energy Partners LP	4.300	05/01/2024	708,764
917,000	Kinder Morgan Energy Partners LP	4.250	09/01/2024	924,198
1,472,000	MPLX LP	4.875	12/01/2024	1,531,204
989,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	952,718
2,800,000	Sabine Pass Liquefaction LLC	5.750	05/15/2024	3,014,382
1,695,000	Spectra Energy Partners LP	4.750	03/15/2024	1,759,381
843,000	Sunoco Logistics Partners Operations LP	4.250	04/01/2024	845,683
1,357,000	Williams Cos., Inc. (The)	4.300	03/04/2024	1,378,689

				18,237,573

	REITs—3.1%
1,141,000	American Tower Corp.	5.000	02/15/2024	1,199,868
1,027,000	Boston Properties LP	3.800	02/01/2024	1,029,227
520,000	Brixmor Operating Partnership LP	3.650	06/15/2024	504,696
850,000	Crown Castle International Corp.	3.200	09/01/2024	813,120
962,000	HCP, Inc.	3.875	08/15/2024	948,298
791,000	Simon Property Group LP	3.750	02/01/2024	800,362
1,525,000	Simon Property Group LP	3.375	10/01/2024	1,507,511
747,000	VEREIT Operating Partnership LP	4.600	02/06/2024	754,763
1,158,000	Washington Prime Group LP	5.950	08/15/2024	1,124,520
863,000	WP Carey, Inc.	4.600	04/01/2024	877,159

				9,559,524

	Retail—3.8%
1,502,000	Costco Wholesale Corp.	2.750	05/18/2024	1,465,694
1,571,000	Home Depot, Inc. (The)	3.750	02/15/2024	1,609,779
927,000	Macy’s Retail Holdings, Inc.	3.625	06/01/2024	895,064
712,000	McDonald’s Corp., MTN	3.250	06/10/2024	710,364
859,000	QVC, Inc.	4.850	04/01/2024	860,097
1,564,000	Target Corp.	3.500	07/01/2024	1,590,030
2,742,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	2,715,950
2,079,000	Walmart, Inc.	3.300	04/22/2024	2,085,799

				11,932,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors—3.3%
$3,800,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	01/15/2024	$3,683,885
1,823,000	Intel Corp.	2.875	05/11/2024	1,777,954
1,838,000	KLA-Tencor Corp.	4.650	11/01/2024	1,905,938
1,969,000	QUALCOMM, Inc.	2.900	05/20/2024	1,890,322
1,069,000	Xilinx, Inc.	2.950	06/01/2024	1,027,606

				10,285,705

	Software—2.0%
505,000	Fidelity National Information Services, Inc.	3.875	06/05/2024	506,771
3,022,000	Microsoft Corp.	2.875	02/06/2024	2,976,419
2,847,000	Oracle Corp.	3.400	07/08/2024	2,840,399

				6,323,589

	Telecommunications—4.9%
1,082,000	AT&T, Inc.	3.800	03/01/2024	1,076,872
1,203,000	AT&T, Inc.	3.900	03/11/2024	1,202,186
1,669,000	AT&T, Inc.	4.450	04/01/2024	1,712,143
1,572,000	Cisco Systems, Inc.	3.625	03/04/2024	1,607,925
650,000	Juniper Networks, Inc.	4.500	03/15/2024	665,027
844,000	Motorola Solutions, Inc.	4.000	09/01/2024	836,884
1,470,000	Verizon Communications, Inc.	4.150	03/15/2024	1,507,301
3,574,000	Verizon Communications, Inc.	3.500	11/01/2024	3,539,595
3,000,000	Vodafone Group PLC (United Kingdom)	3.750	01/16/2024	2,983,209

				15,131,142

	Transportation—1.2%
805,000	Burlington Northern Santa Fe LLC	3.750	04/01/2024	818,368
984,000	Burlington Northern Santa Fe LLC	3.400	09/01/2024	983,988
825,000	CSX Corp.	3.400	08/01/2024	819,925
1,040,000	FedEx Corp.	4.000	01/15/2024	1,066,536

				3,688,817

	Total Corporate Bonds (Cost $312,948,402)			306,531,132

Number of Shares
	Money Market Fund—0.2%
524,872	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $524,872)			524,872

	Total Investments in Securities (Cost $313,473,274)—98.6%			307,056,004
	Other assets less liabilities—1.4%			4,306,744

	Net Assets—100.0%			$311,362,748

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $1,395,665, which represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Schedule of Investments

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.7%
	Aerospace/Defense—0.4%
$109,000	Harris Corp.	3.832%	04/27/2025	$107,513
431,000	Lockheed Martin Corp.	2.900	03/01/2025	415,674

				523,187

	Agriculture—1.4%
315,000	Philip Morris International, Inc.	3.375	08/11/2025	308,665
1,269,000	Reynolds American, Inc. (United Kingdom)	4.450	06/12/2025	1,288,935

				1,597,600

	Auto Manufacturers—1.3%
700,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	662,240
109,000	General Motors Co.	4.000	04/01/2025	106,406
539,000	General Motors Financial Co., Inc.	4.000	01/15/2025	523,193
216,000	General Motors Financial Co., Inc.	4.300	07/13/2025	213,052

				1,504,891

	Auto Parts & Equipment—0.5%
216,000	BorgWarner, Inc.	3.375	03/15/2025	210,972
418,000	Magna International, Inc. (Canada)	4.150	10/01/2025	425,672

				636,644

	Banks—23.3%
600,000	Banco Santander SA (Spain)	5.179	11/19/2025	609,440
1,063,000	Bank of America Corp., MTN	4.000	01/22/2025	1,052,408
1,376,000	Bank of America Corp., MTN	3.875	08/01/2025	1,377,741
969,000	Bank of America Corp., Series L, MTN	3.950	04/21/2025	954,848
216,000	Bank of New York Mellon Corp. (The), Series G, MTN	3.000	02/24/2025	209,070
1,000,000	Barclays PLC (United Kingdom)	3.650	03/16/2025	947,208
500,000	BB&T Corp., MTN	3.700	06/05/2025	501,168
700,000	Branch Banking & Trust Co.	3.625	09/16/2025	693,876
319,000	Capital One Financial Corp.	3.200	02/05/2025	303,548
741,000	Capital One Financial Corp.	4.200	10/29/2025	730,722
323,000	Citigroup, Inc.	3.875	03/26/2025	316,225
740,000	Citigroup, Inc.	3.300	04/27/2025	716,677
1,269,000	Citigroup, Inc.	4.400	06/10/2025	1,273,521
741,000	Citigroup, Inc.	5.500	09/13/2025	790,343
418,000	Citizens Financial Group, Inc.	4.300	12/03/2025	417,264
850,000	Cooperatieve Rabobank UA (Netherlands)	4.375	08/04/2025	849,141
600,000	Deutsche Bank AG (Germany)	4.500	04/01/2025	562,264
1,231,000	Goldman Sachs Group, Inc. (The)	3.500	01/23/2025	1,199,852
1,059,000	Goldman Sachs Group, Inc. (The)	3.750	05/22/2025	1,044,133
1,040,000	Goldman Sachs Group, Inc. (The)	4.250	10/21/2025	1,035,999
800,000	HSBC Holdings PLC (United Kingdom)	4.250	08/18/2025	796,289
1,235,000	JPMorgan Chase & Co.	3.125	01/23/2025	1,190,970
1,157,000	JPMorgan Chase & Co.	3.900	07/15/2025	1,165,371
250,000	KeyBank NA	3.300	06/01/2025	243,838
108,000	Lloyds Bank PLC (United Kingdom)	3.500	05/14/2025	106,489
600,000	Lloyds Banking Group PLC (United Kingdom)	4.582	12/10/2025	592,464
1,366,000	Morgan Stanley, GMTN	4.000	07/23/2025	1,373,202
1,054,000	Morgan Stanley, GMTN	5.000	11/24/2025	1,098,103
109,000	MUFG Americas Holdings Corp.	3.000	02/10/2025	104,440
418,000	Northern Trust Corp.	3.950	10/30/2025	426,936
300,000	PNC Bank NA, MTN	3.250	06/01/2025	294,363
624,000	Santander Holdings USA, Inc.	4.500	07/17/2025	624,063
633,000	State Street Corp.	3.550	08/18/2025	637,248
400,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	3.650	07/23/2025	397,321
1,169,000	Wells Fargo & Co., GMTN	3.000	02/19/2025	1,116,044
1,402,000	Wells Fargo & Co., MTN	3.550	09/29/2025	1,377,218

				27,129,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Beverages—1.5%
$745,000	Coca-Cola Co. (The)	2.875%	10/27/2025	$720,926
109,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	103,775
418,000	PepsiCo, Inc.	2.750	04/30/2025	404,475
521,000	PepsiCo, Inc.	3.500	07/17/2025	527,005

				1,756,181

	Biotechnology—3.5%
633,000	Amgen, Inc.	3.125	05/01/2025	609,767
745,000	Baxalta, Inc.	4.000	06/23/2025	754,502
745,000	Biogen, Inc.	4.050	09/15/2025	754,752
1,218,000	Celgene Corp.	3.875	08/15/2025	1,202,964
745,000	Gilead Sciences, Inc.	3.500	02/01/2025	737,508

				4,059,493

	Building Materials—0.4%
300,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	299,509
109,000	Masco Corp.	4.450	04/01/2025	110,913

				410,422

	Chemicals—0.7%
651,000	Eastman Chemical Co.	3.800	03/15/2025	649,129
216,000	Nutrien Ltd. (Canada)	3.375	03/15/2025	205,450

				854,579

	Commercial Services—0.9%
324,000	Automatic Data Processing, Inc.	3.375	09/15/2025	323,752
425,000	S&P Global, Inc.	4.000	06/15/2025	430,163
324,000	Verisk Analytics, Inc.	4.000	06/15/2025	322,071

				1,075,986

	Computers—2.9%
741,000	Apple, Inc.	2.500	02/09/2025	702,871
954,000	Apple, Inc.	3.200	05/13/2025	945,608
1,269,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	1,310,636
315,000	International Business Machines Corp.	7.000	10/30/2025	382,042

				3,341,157

	Cosmetics/Personal Care—0.3%
300,000	Unilever Capital Corp. (United Kingdom)	3.100	07/30/2025	293,443

	Diversified Financial Services—3.5%
516,000	CME Group, Inc.	3.000	03/15/2025	502,310
109,000	Discover Financial Services	3.750	03/04/2025	105,065
900,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	872,261
216,000	National Rural Utilities Cooperative Finance Corp.	2.850	01/27/2025	208,269
525,000	Synchrony Financial	4.500	07/23/2025	511,989
162,000	TD Ameritrade Holding Corp.	3.625	04/01/2025	161,545
1,801,000	Visa, Inc.	3.150	12/14/2025	1,766,234

				4,127,673

	Electric—2.1%
315,000	Dominion Energy, Inc.	3.900	10/01/2025	310,633
309,000	Duke Energy Progress LLC	3.250	08/15/2025	304,120
431,000	Exelon Corp.	3.950	06/15/2025	433,812
457,000	Florida Power & Light Co.	3.125	12/01/2025	449,377
216,000	Pacific Gas & Electric Co.	3.500	06/15/2025	205,375
418,000	Southern Power Co.	4.150	12/01/2025	417,125
109,000	WEC Energy Group, Inc.	3.550	06/15/2025	108,103
216,000	Xcel Energy, Inc.	3.300	06/01/2025	210,881

				2,439,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electrical Components & Equipment—0.2%
$216,000	Emerson Electric Co.	3.150%	06/01/2025	$209,988

	Environmental Control—0.5%
324,000	Republic Services, Inc.	3.200	03/15/2025	314,874
324,000	Waste Management, Inc.	3.125	03/01/2025	314,546

				629,420

	Food—1.8%
669,000	JM Smucker Co. (The)	3.500	03/15/2025	650,862
1,054,000	Kraft Heinz Foods Co.	3.950	07/15/2025	1,039,653
418,000	Sysco Corp.	3.750	10/01/2025	415,767

				2,106,282

	Healthcare-Products—4.0%
524,000	Abbott Laboratories	2.950	03/15/2025	502,971
315,000	Boston Scientific Corp.	3.850	05/15/2025	316,950
309,000	Danaher Corp.	3.350	09/15/2025	306,643
2,008,000	Medtronic, Inc.	3.500	03/15/2025	2,008,738
525,000	Stryker Corp.	3.375	11/01/2025	513,824
1,053,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	1,017,275

				4,666,401

	Healthcare-Services—2.3%
324,000	Cigna Corp.	3.250	04/15/2025	308,442
741,000	HCA, Inc.	5.250	04/15/2025	766,009
323,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	317,069
216,000	Quest Diagnostics, Inc.	3.500	03/30/2025	209,697
1,047,000	UnitedHealth Group, Inc.	3.750	07/15/2025	1,059,285

				2,660,502

	Insurance—1.8%
731,000	American International Group, Inc.	3.750	07/10/2025	715,134
270,000	Aon PLC	3.875	12/15/2025	270,771
418,000	Chubb INA Holdings, Inc.	3.150	03/15/2025	408,852
315,000	Marsh & McLennan Cos., Inc.	3.500	03/10/2025	312,272
109,000	MetLife, Inc.	3.000	03/01/2025	104,964
315,000	MetLife, Inc.	3.600	11/13/2025	313,806

				2,125,799

	Internet—0.8%
422,000	Amazon.com, Inc.	5.200	12/03/2025	467,791
324,000	Booking Holdings, Inc.	3.650	03/15/2025	320,962
130,000	VeriSign, Inc.	5.250	04/01/2025	132,444

				921,197

	Iron/Steel—0.1%
100,000	ArcelorMittal (Luxembourg)	6.125	06/01/2025	109,063

	Media—4.5%
315,000	21st Century Fox America, Inc.	3.700	10/15/2025	314,061
324,000	CBS Corp.	3.500	01/15/2025	312,155
2,330,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	2,382,790
524,000	Comcast Corp.	3.375	02/15/2025	511,469
637,000	Comcast Corp.	3.375	08/15/2025	620,836
431,000	Walt Disney Co. (The), GMTN	3.150	09/17/2025	423,898
740,000	Warner Media LLC	3.600	07/15/2025	711,995

				5,277,204

	Metal Fabricate/Hardware—0.4%
521,000	Precision Castparts Corp.	3.250	06/15/2025	511,331

	Mining—0.4%
418,000	Rio Tinto Finance USA Ltd. (Australia)	3.750	06/15/2025	421,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Miscellaneous Manufacturing—0.1%
$109,000	3M Co., GMTN	3.000%	08/07/2025	$107,470

	Oil & Gas—5.6%
400,000	Antero Resources Corp.	5.000	03/01/2025	405,000
623,000	BP Capital Markets PLC (United Kingdom)	3.506	03/17/2025	622,119
315,000	Canadian Natural Resources Ltd. (Canada)	3.900	02/01/2025	313,482
315,000	Chevron Corp.	3.326	11/17/2025	312,393
207,000	Concho Resources, Inc.	4.375	01/15/2025	209,200
109,000	Devon Energy Corp.	5.850	12/15/2025	120,001
109,000	EOG Resources, Inc.	3.150	04/01/2025	106,165
847,000	Exxon Mobil Corp.	2.709	03/06/2025	816,424
451,000	Helmerich & Payne International Drilling Co.	4.650	03/15/2025	466,911
323,000	Marathon Oil Corp.	3.850	06/01/2025	318,096
516,000	Murphy Oil Corp.	5.750	08/15/2025	518,453
409,000	Occidental Petroleum Corp.	3.500	06/15/2025	409,277
1,466,000	Shell International Finance BV (Netherlands)	3.250	05/11/2025	1,448,103
409,000	Valero Energy Corp.	3.650	03/15/2025	404,260

				6,469,884

	Oil & Gas Services—0.9%
1,043,000	Halliburton Co.	3.800	11/15/2025	1,043,278

	Pharmaceuticals—8.6%
2,101,000	AbbVie, Inc.	3.600	05/14/2025	2,055,325
2,207,000	Allergan Funding SCS	3.800	03/15/2025	2,190,472
109,000	AmerisourceBergen Corp.	3.250	03/01/2025	104,517
847,000	AstraZeneca PLC (United Kingdom)	3.375	11/16/2025	825,304
216,000	Cardinal Health, Inc.	3.750	09/15/2025	209,518
1,428,000	CVS Health Corp.	3.875	07/20/2025	1,411,216
431,000	Eli Lilly & Co.	2.750	06/01/2025	414,507
416,000	Mead Johnson Nutrition Co. (United Kingdom)	4.125	11/15/2025	426,312
1,256,000	Merck & Co., Inc.	2.750	02/10/2025	1,217,519
837,000	Novartis Capital Corp. (Switzerland)	3.000	11/20/2025	810,436
315,000	Zoetis, Inc.	4.500	11/13/2025	329,359

				9,994,485

	Pipelines—6.1%
385,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	394,625
525,000	Columbia Pipeline Group, Inc.	4.500	06/01/2025	531,247
310,000	Enbridge Energy Partners LP	5.875	10/15/2025	341,667
324,000	Energy Transfer Partners LP	4.050	03/15/2025	318,099
418,000	EnLink Midstream Partners LP	4.150	06/01/2025	394,163
632,000	Enterprise Products Operating LLC	3.750	02/15/2025	635,349
637,000	Kinder Morgan, Inc.	4.300	06/01/2025	644,124
216,000	MPLX LP	4.000	02/15/2025	214,449
525,000	MPLX LP	4.875	06/01/2025	546,149
339,000	ONEOK Partners LP	4.900	03/15/2025	357,966
216,000	Phillips 66 Partners LP	3.605	02/15/2025	209,427
324,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	328,374
922,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	984,629
324,000	Spectra Energy Partners LP	3.500	03/15/2025	314,292
216,000	Western Gas Partners LP	3.950	06/01/2025	207,966
315,000	Williams Cos., Inc. (The)	3.900	01/15/2025	312,257
315,000	Williams Cos., Inc. (The)	4.000	09/15/2025	311,877

				7,046,660

	Private Equity—0.1%
109,000	Brookfield Asset Management, Inc. (Canada)	4.000	01/15/2025	107,744

	Real Estate—0.3%
315,000	Prologis LP	3.750	11/01/2025	318,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs—2.9%
$525,000	American Tower Corp.	4.000%	06/01/2025	$521,716
216,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	212,791
270,000	Brixmor Operating Partnership LP	3.850	02/01/2025	262,844
187,000	DDR Corp.	3.625	02/01/2025	179,382
109,000	Essex Portfolio LP	3.500	04/01/2025	106,321
418,000	HCP, Inc.	3.400	02/01/2025	400,922
315,000	HCP, Inc.	4.000	06/01/2025	312,639
109,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	107,041
315,000	Simon Property Group LP	3.500	09/01/2025	311,280
418,000	Ventas Realty LP	3.500	02/01/2025	404,039
521,000	Welltower, Inc.	4.000	06/01/2025	517,741

				3,336,716

	Retail—2.1%
109,000	Dollar General Corp.	4.150	11/01/2025	110,453
324,000	Home Depot, Inc. (The)	3.350	09/15/2025	322,984
418,000	Kohl’s Corp.	4.250	07/17/2025	420,935
315,000	Lowe’s Cos., Inc.	3.375	09/15/2025	311,977
409,000	McDonald’s Corp., MTN	3.375	05/26/2025	402,525
515,000	QVC, Inc.	4.450	02/15/2025	495,216
418,000	Tapestry, Inc.	4.250	04/01/2025	415,085

				2,479,175

	Semiconductors—2.5%
523,000	Analog Devices, Inc.	3.900	12/15/2025	521,217
216,000	Applied Materials, Inc.	3.900	10/01/2025	220,861
1,053,000	Intel Corp.	3.700	07/29/2025	1,068,679
324,000	Lam Research Corp.	3.800	03/15/2025	324,126
847,000	QUALCOMM, Inc.	3.450	05/20/2025	825,780

				2,960,663

	Software—4.6%
624,000	Adobe Systems, Inc.	3.250	02/01/2025	616,245
431,000	Fidelity National Information Services, Inc.	5.000	10/15/2025	457,499
516,000	Fiserv, Inc.	3.850	06/01/2025	514,228
1,181,000	Microsoft Corp.	2.700	02/12/2025	1,141,689
1,476,000	Microsoft Corp.	3.125	11/03/2025	1,454,264
1,166,000	Oracle Corp.	2.950	05/15/2025	1,132,692

				5,316,617

	Telecommunications—3.7%
624,000	AT&T, Inc.	3.950	01/15/2025	616,087
2,433,000	AT&T, Inc.	3.400	05/15/2025	2,316,618
409,000	Cisco Systems, Inc.	3.500	06/15/2025	413,084
315,000	Rogers Communications, Inc. (Canada)	3.625	12/15/2025	311,309
700,000	Vodafone Group PLC (United Kingdom)	4.125	05/30/2025	700,007

				4,357,105

	Transportation—1.2%
216,000	Burlington Northern Santa Fe LLC	3.000	04/01/2025	209,865
216,000	Canadian Pacific Railway Co. (Canada)	2.900	02/01/2025	207,517
418,000	CSX Corp.	3.350	11/01/2025	409,714
418,000	FedEx Corp.	3.200	02/01/2025	410,206
109,000	Union Pacific Corp.	3.250	08/15/2025	106,315

				1,343,617

	Water—0.5%
562,000	American Water Capital Corp.	3.400	03/01/2025	558,648

	Total Corporate Bonds (Cost $117,976,918)			114,830,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

August 31, 2018

Number of Shares		Value
	Money Market Fund—0.3%
388,927	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(a) (Cost $388,927)	$388,927

	Total Investments in Securities (Cost $118,365,845)—99.0%	115,219,199
	Other assets less liabilities—1.0%	1,124,844

	Net Assets—100.0%	$116,344,043

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Schedule of Investments

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.8%
	Advertising—0.3%
$154,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$148,920

	Aerospace/Defense—1.6%
154,000	General Dynamics Corp.	2.125	08/15/2026	139,446
114,000	L3 Technologies, Inc.	3.850	12/15/2026	111,098
451,000	Lockheed Martin Corp.	3.550	01/15/2026	449,060
154,000	United Technologies Corp.	2.650	11/01/2026	140,237

				839,841

	Agriculture—0.9%
154,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	142,554
154,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	141,036
226,000	Philip Morris International, Inc.	2.750	02/25/2026	212,153

				495,743

	Apparel—0.5%
154,000	NIKE, Inc.	2.375	11/01/2026	141,432
154,000	Under Armour, Inc.	3.250	06/15/2026	138,091

				279,523

	Auto Manufacturers—2.0%
205,000	Ford Motor Co.	4.346	12/08/2026	193,014
400,000	Ford Motor Credit Co. LLC, GMTN	4.389	01/08/2026	380,666
338,000	General Motors Financial Co., Inc.	5.250	03/01/2026	349,329
154,000	General Motors Financial Co., Inc.	4.000	10/06/2026	147,216

				1,070,225

	Banks—28.3%
308,000	Bank of America Corp., MTN	4.450	03/03/2026	309,371
530,000	Bank of America Corp., GMTN	3.500	04/19/2026	516,863
492,000	Bank of America Corp., MTN	4.250	10/22/2026	489,349
154,000	Bank of New York Mellon Corp. (The), MTN	2.800	05/04/2026	146,379
226,000	Bank of New York Mellon Corp. (The), MTN	2.450	08/17/2026	208,309
226,000	Bank One Corp.	7.625	10/15/2026	275,984
400,000	Barclays PLC (United Kingdom)	4.375	01/12/2026	391,712
500,000	Barclays PLC (United Kingdom)	5.200	05/12/2026	494,718
300,000	Branch Banking & Trust Co.	3.800	10/30/2026	300,824
154,000	Capital One Financial Corp.	3.750	07/28/2026	144,876
154,000	Citigroup, Inc.	3.700	01/12/2026	150,744
154,000	Citigroup, Inc.	4.600	03/09/2026	155,736
306,000	Citigroup, Inc.	3.400	05/01/2026	293,511
531,000	Citigroup, Inc.	3.200	10/21/2026	499,036
308,000	Citigroup, Inc.	4.300	11/20/2026	304,467
550,000	Cooperatieve Rabobank UA (Netherlands)	3.750	07/21/2026	526,038
250,000	Discover Bank	3.450	07/27/2026	235,706
200,000	Fifth Third Bank, BKNT	3.850	03/15/2026	197,072
338,000	Goldman Sachs Group, Inc. (The)	3.750	02/25/2026	331,674
451,000	Goldman Sachs Group, Inc. (The)	3.500	11/16/2026	430,188
800,000	HSBC Holdings PLC (United Kingdom)	4.300	03/08/2026	810,898
200,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	197,093
200,000	HSBC Holdings PLC (United Kingdom)	4.375	11/23/2026	198,861
306,000	JPMorgan Chase & Co.	3.300	04/01/2026	295,578
379,000	JPMorgan Chase & Co.	3.200	06/15/2026	362,298
532,000	JPMorgan Chase & Co.	2.950	10/01/2026	498,789
308,000	JPMorgan Chase & Co.	4.125	12/15/2026	308,273
100,000	Lloyds Banking Group PLC (United Kingdom)	4.650	03/24/2026	99,063
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.850	03/01/2026	199,746
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.757	09/13/2026	184,584
200,000	Mizuho Financial Group, Inc. (Japan)	2.839	09/13/2026	185,271
532,000	Morgan Stanley, GMTN	3.875	01/27/2026	525,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$608,000	Morgan Stanley, MTN	3.125%	07/27/2026	$569,051
100,000	Morgan Stanley, MTN	6.250	08/09/2026	113,484
608,000	Morgan Stanley, GMTN	4.350	09/08/2026	606,615
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	4.800	04/05/2026	203,199
154,000	State Street Corp.	2.650	05/19/2026	144,864
380,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.784	03/09/2026	378,761
308,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.632	07/14/2026	282,006
308,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.010	10/19/2026	289,524
200,000	SunTrust Bank	3.300	05/15/2026	190,898
154,000	U.S. Bancorp, MTN	3.100	04/27/2026	147,038
154,000	U.S. Bancorp, Series V, MTN	2.375	07/22/2026	141,201
681,000	Wells Fargo & Co.	3.000	04/22/2026	639,762
606,000	Wells Fargo & Co., MTN	4.100	06/03/2026	602,714
681,000	Wells Fargo & Co.	3.000	10/23/2026	637,361

				15,215,035

	Beverages—5.4%
1,915,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.650	02/01/2026	1,877,153
154,000	Coca-Cola Co. (The)	2.250	09/01/2026	141,065
226,000	Constellation Brands, Inc.	3.700	12/06/2026	217,846
305,000	Molson Coors Brewing Co.	3.000	07/15/2026	280,873
226,000	PepsiCo, Inc.	2.850	02/24/2026	216,427
154,000	PepsiCo, Inc.	2.375	10/06/2026	141,790

				2,875,154

	Biotechnology—1.5%
154,000	Amgen, Inc.	2.600	08/19/2026	141,147
689,000	Gilead Sciences, Inc.	3.650	03/01/2026	683,534

				824,681

	Building Materials—1.0%
338,000	Johnson Controls International PLC	3.900	02/14/2026	336,317
200,000	Masco Corp.	4.375	04/01/2026	200,651

				536,968

	Chemicals—0.4%
226,000	Praxair, Inc.	3.200	01/30/2026	222,445

	Commercial Services—1.1%
154,000	Ecolab, Inc.	2.700	11/01/2026	143,876
226,000	S&P Global, Inc.	4.400	02/15/2026	234,833
205,000	Total System Services, Inc.	4.800	04/01/2026	212,415

				591,124

	Computers—2.4%
729,000	Apple, Inc.	3.250	02/23/2026	718,114
305,000	Apple, Inc.	2.450	08/04/2026	283,902
300,000	International Business Machines Corp.	3.450	02/19/2026	298,474

				1,300,490

	Cosmetics/Personal Care—0.7%
154,000	Procter & Gamble Co. (The)	2.700	02/02/2026	147,635
154,000	Procter & Gamble Co. (The)	2.450	11/03/2026	143,502
100,000	Unilever Capital Corp. (United Kingdom)	2.000	07/28/2026	89,893

				381,030

	Diversified Financial Services—1.6%
154,000	Ameriprise Financial, Inc.	2.875	09/15/2026	144,791
226,000	Mastercard, Inc.	2.950	11/21/2026	217,523
154,000	Nasdaq, Inc.	3.850	06/30/2026	150,810
154,000	Raymond James Financial, Inc.	3.625	09/15/2026	149,186
226,000	Synchrony Financial	3.700	08/04/2026	205,264

				867,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric—3.8%
$200,000	Cleco Corporate Holdings LLC	3.743%	05/01/2026	$190,182
114,000	Commonwealth Edison Co.	2.550	06/15/2026	105,867
154,000	Duke Energy Corp.	2.650	09/01/2026	140,421
226,000	Emera US Finance LP (Canada)	3.550	06/15/2026	215,296
154,000	Entergy Corp.	2.950	09/01/2026	142,810
154,000	Exelon Corp.	3.400	04/15/2026	148,706
226,000	Fortis, Inc. (Canada)	3.055	10/04/2026	209,288
226,000	Pacific Gas & Electric Co.	2.950	03/01/2026	205,277
154,000	PPL Capital Funding, Inc.	3.100	05/15/2026	144,592
308,000	Southern Co. (The)	3.250	07/01/2026	290,466
226,000	Virginia Electric & Power Co., Series A	3.150	01/15/2026	219,618

				2,012,523

	Electronics—1.1%
226,000	Avnet, Inc.	4.625	04/15/2026	226,383
226,000	Fortive Corp.	3.150	06/15/2026	212,551
154,000	Honeywell International, Inc.	2.500	11/01/2026	143,458

				582,392

	Food—2.4%
226,000	Hershey Co. (The)	2.300	08/15/2026	206,562
154,000	Kellogg Co.	3.250	04/01/2026	146,498
454,000	Kraft Heinz Foods Co.	3.000	06/01/2026	415,014
226,000	Kroger Co. (The)	3.500	02/01/2026	218,020
154,000	Kroger Co. (The)	2.650	10/15/2026	138,945
154,000	Sysco Corp.	3.300	07/15/2026	148,186

				1,273,225

	Forest Products & Paper—0.4%
231,000	International Paper Co.	3.800	01/15/2026	228,331

	Gas—0.3%
154,000	Southern California Gas Co., Series TT	2.600	06/15/2026	143,438

	Healthcare-Products—1.7%
407,000	Abbott Laboratories	3.750	11/30/2026	405,952
154,000	Baxter International, Inc.	2.600	08/15/2026	141,609
226,000	Stryker Corp.	3.500	03/15/2026	222,055
154,000	Thermo Fisher Scientific, Inc.	2.950	09/19/2026	143,998

				913,614

	Healthcare-Services—1.2%
457,000	HCA, Inc.	5.250	06/15/2026	471,852
154,000	UnitedHealth Group, Inc.	3.100	03/15/2026	149,033

				620,885

	Housewares—0.6%
308,000	Newell Brands, Inc.	4.200	04/01/2026	297,659

	Insurance—3.3%
200,000	Allstate Corp. (The)	3.280	12/15/2026	194,907
154,000	American International Group, Inc.	3.900	04/01/2026	151,455
536,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	522,106
154,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	151,482
154,000	Manulife Financial Corp. (Canada)	4.150	03/04/2026	156,426
226,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	226,377
154,000	Old Republic International Corp.	3.875	08/26/2026	149,328
226,000	Trinity Acquisition PLC	4.400	03/15/2026	226,623

				1,778,704

	Internet—1.0%
305,000	Alphabet, Inc.	1.998	08/15/2026	277,862
154,000	Booking Holdings, Inc.	3.600	06/01/2026	150,863

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Internet (continued)
$114,000	Expedia Group, Inc.	5.000%	02/15/2026	$118,276

				547,001

	Lodging—0.3%
154,000	Marriott International, Inc., Series R	3.125	06/15/2026	144,968

	Machinery-Diversified—0.4%
114,000	Roper Technologies, Inc.	3.800	12/15/2026	111,780
114,000	Wabtec Corp.	3.450	11/15/2026	106,256

				218,036

	Media—2.8%
336,000	CBS Corp.	4.000	01/15/2026	329,327
451,000	Comcast Corp.	3.150	03/01/2026	430,338
114,000	Discovery Communications LLC	4.900	03/11/2026	117,552
154,000	Viacom, Inc.	3.450	10/04/2026	145,263
154,000	Walt Disney Co. (The)	3.000	02/13/2026	149,194
154,000	Walt Disney Co. (The), GMTN	1.850	07/30/2026	136,504
226,000	Warner Media LLC	3.875	01/15/2026	219,812

				1,527,990

	Miscellaneous Manufacturing—0.5%
154,000	3M Co., MTN	2.250	09/19/2026	141,459
154,000	Illinois Tool Works, Inc.	2.650	11/15/2026	144,263

				285,722

	Oil & Gas—5.2%
226,000	Anadarko Petroleum Corp.	5.550	03/15/2026	243,397
154,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	148,595
308,000	Chevron Corp.	2.954	05/16/2026	296,556
226,000	ConocoPhillips Co.	4.950	03/15/2026	244,899
226,000	EOG Resources, Inc.	4.150	01/15/2026	232,751
538,000	Exxon Mobil Corp.	3.043	03/01/2026	525,826
205,000	HollyFrontier Corp.	5.875	04/01/2026	221,102
154,000	Occidental Petroleum Corp.	3.400	04/15/2026	152,781
114,000	Pioneer Natural Resources Co.	4.450	01/15/2026	117,866
354,000	Shell International Finance BV (Netherlands)	2.875	05/10/2026	339,403
154,000	Shell International Finance BV (Netherlands)	2.500	09/12/2026	143,678
154,000	Valero Energy Corp.	3.400	09/15/2026	147,096

				2,813,950

	Pharmaceuticals—5.8%
454,000	AbbVie, Inc.	3.200	05/14/2026	428,466
380,000	CVS Health Corp.	2.875	06/01/2026	349,706
459,000	Express Scripts Holding Co.	4.500	02/25/2026	464,482
659,000	Johnson & Johnson	2.450	03/01/2026	624,172
306,000	Mylan NV	3.950	06/15/2026	290,900
200,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	196,314
154,000	Pfizer, Inc.	2.750	06/03/2026	147,335
205,000	Pfizer, Inc.	3.000	12/15/2026	199,310
457,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/2026	426,712

				3,127,397

	Pipelines—5.1%
200,000	Boardwalk Pipelines LP	5.950	06/01/2026	214,552
154,000	Buckeye Partners LP	3.950	12/01/2026	141,992
345,000	Energy Transfer Partners LP	4.750	01/15/2026	349,953
226,000	Enterprise Products Operating LLC	3.700	02/15/2026	224,143
226,000	Magellan Midstream Partners LP	5.000	03/01/2026	240,737
338,000	Plains All American Pipeline LP/PAA Finance Corp.	4.500	12/15/2026	337,799
338,000	Sabine Pass Liquefaction LLC	5.875	06/30/2026	366,254
154,000	Spectra Energy Partners LP	3.375	10/15/2026	146,194
154,000	Sunoco Logistics Partners Operations LP	3.900	07/15/2026	147,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pipelines (continued)
$136,000	TransCanada PipeLines Ltd. (Canada)	4.875%	01/15/2026	$143,178
345,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	425,038

				2,737,583

	Real Estate—0.2%
114,000	CBRE Services, Inc.	4.875	03/01/2026	118,657

	REITs—4.6%
114,000	American Tower Corp.	4.400	02/15/2026	115,055
154,000	American Tower Corp.	3.375	10/15/2026	144,830
555,000	Boston Properties LP	3.650	02/01/2026	543,768
154,000	Boston Properties LP	2.750	10/01/2026	141,277
226,000	Crown Castle International Corp.	4.450	02/15/2026	228,386
154,000	Crown Castle International Corp.	3.700	06/15/2026	147,825
154,000	ERP Operating LP	2.850	11/01/2026	144,462
154,000	Kimco Realty Corp.	2.800	10/01/2026	138,803
97,000	MPT Operating Partnership LP/MPT Finance Corp.	5.250	08/01/2026	97,485
173,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	177,252
231,000	Simon Property Group LP	3.300	01/15/2026	225,158
226,000	Ventas Realty LP	4.125	01/15/2026	224,982
154,000	Welltower, Inc.	4.250	04/01/2026	154,434

				2,483,717

	Retail—3.0%
154,000	Home Depot, Inc. (The)	3.000	04/01/2026	148,801
154,000	Home Depot, Inc. (The)	2.125	09/15/2026	139,244
154,000	Lowe’s Cos., Inc.	2.500	04/15/2026	142,495
452,000	McDonald’s Corp., MTN	3.700	01/30/2026	450,957
114,000	Starbucks Corp.	2.450	06/15/2026	103,898
154,000	Target Corp.	2.500	04/15/2026	143,783
154,000	TJX Cos., Inc. (The)	2.250	09/15/2026	140,776
380,000	Walgreens Boots Alliance, Inc.	3.450	06/01/2026	362,950

				1,632,904

	Semiconductors—1.0%
226,000	Analog Devices, Inc.	3.500	12/05/2026	218,562
154,000	Intel Corp.	2.600	05/19/2026	144,530
154,000	NVIDIA Corp.	3.200	09/16/2026	150,347

				513,439

	Software—2.8%
226,000	Activision Blizzard, Inc.	3.400	09/15/2026	217,711
154,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	143,784
681,000	Microsoft Corp.	2.400	08/08/2026	634,609
530,000	Oracle Corp.	2.650	07/15/2026	495,515

				1,491,619

	Telecommunications—2.7%
451,000	AT&T, Inc.	4.125	02/17/2026	446,360
154,000	AT&T, Inc.(a)	7.125	03/15/2026	177,340
154,000	Cisco Systems, Inc.	2.950	02/28/2026	148,833
305,000	Cisco Systems, Inc.	2.500	09/20/2026	284,236
114,000	Hughes Satellite Systems Corp.	5.250	08/01/2026	109,440
304,000	Verizon Communications, Inc.	2.625	08/15/2026	276,023

				1,442,232

	Transportation—0.9%
226,000	Canadian National Railway Co. (Canada)	2.750	03/01/2026	214,665
154,000	CSX Corp.	2.600	11/01/2026	141,164
154,000	FedEx Corp.	3.250	04/01/2026	149,512

				505,341

	Total Corporate Bonds (Cost $55,184,841)			53,090,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

August 31, 2018

Number of Shares		Value
	Money Market Fund—0.2%
92,099	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $92,099)	$92,099

	Total Investments in Securities (Cost $55,276,940)—99.0%	53,182,179
	Other assets less liabilities—1.0%	510,483

	Net Assets—100.0%	$53,692,662

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2018 represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Schedule of Investments

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.8%
	Aerospace/Defense—2.3%
$200,000	Arconic, Inc.	5.900%	02/01/2027	$203,520
198,000	Rockwell Collins, Inc.	3.500	03/15/2027	190,146
200,000	United Technologies Corp.	3.125	05/04/2027	188,423

				582,089

	Auto Manufacturers—1.9%
100,000	General Motors Co.	4.200	10/01/2027	96,334
199,000	General Motors Financial Co., Inc.	4.350	01/17/2027	194,550
200,000	Toyota Motor Credit Corp., MTN	3.200	01/11/2027	195,456

				486,340

	Auto Parts & Equipment—0.4%
100,000	Lear Corp.	3.800	09/15/2027	94,514

	Banks—21.9%
200,000	Banco Santander SA (Spain)	4.250	04/11/2027	193,325
398,000	Bank of America Corp., MTN	3.248	10/21/2027	374,550
200,000	Bank of America Corp., Series L, MTN	4.183	11/25/2027	195,901
100,000	Bank of New York Mellon Corp. (The), MTN	3.250	05/16/2027	97,333
200,000	Capital One Financial Corp.	3.750	03/09/2027	191,275
600,000	Citigroup, Inc.	4.450	09/29/2027	595,535
200,000	Goldman Sachs Group, Inc. (The)	5.950	01/15/2027	221,245
398,000	Goldman Sachs Group, Inc. (The)	3.850	01/26/2027	387,970
300,000	ING Groep NV (Netherlands)	3.950	03/29/2027	295,595
200,000	JPMorgan Chase & Co.	4.250	10/01/2027	200,406
200,000	JPMorgan Chase & Co.	3.625	12/01/2027	190,851
200,000	Lloyds Banking Group PLC (United Kingdom)	3.750	01/11/2027	190,616
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.677	02/22/2027	196,992
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.287	07/25/2027	191,770
200,000	Mizuho Financial Group, Inc. (Japan)	3.663	02/28/2027	196,211
400,000	Morgan Stanley	3.625	01/20/2027	385,778
400,000	Morgan Stanley, GMTN	3.950	04/23/2027	386,332
100,000	PNC Financial Services Group, Inc. (The)	3.150	05/19/2027	96,024
300,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.446	01/11/2027	290,602
200,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.364	07/12/2027	192,067
200,000	US Bancorp, Series X, MTN	3.150	04/27/2027	193,077
400,000	Wells Fargo & Co., GMTN	4.300	07/22/2027	400,816

				5,664,271

	Beverages—0.4%
100,000	Coca-Cola Co. (The)	2.900	05/25/2027	95,538

	Biotechnology—0.7%
200,000	Gilead Sciences, Inc.	2.950	03/01/2027	187,894

	Chemicals—1.1%
100,000	LYB International Finance II BV	3.500	03/02/2027	95,287
198,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	189,102

				284,389

	Computers—4.5%
398,000	Apple, Inc.	3.350	02/09/2027	393,053
300,000	Apple, Inc.	3.200	05/11/2027	292,294
200,000	Apple, Inc.	3.000	06/20/2027	192,283
100,000	International Business Machines Corp.	3.300	01/27/2027	98,577
200,000	Seagate HDD Cayman	4.875	06/01/2027	188,158

				1,164,365

	Cosmetics/Personal Care—0.7%
100,000	Procter & Gamble Co. (The)	2.850	08/11/2027	96,283
100,000	Unilever Capital Corp. (United Kingdom)	2.900	05/05/2027	95,576

				191,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services—5.2%
$200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.650%	07/21/2027	$185,755
400,000	American Express Credit Corp., MTN	3.300	05/03/2027	391,102
200,000	Cboe Global Markets, Inc.	3.650	01/12/2027	194,685
200,000	Discover Financial Services	4.100	02/09/2027	194,276
194,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	4.850	01/15/2027	192,835
100,000	ORIX Corp. (Japan)	3.700	07/18/2027	96,976
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	96,789

				1,352,418

	Electric—4.5%
200,000	DTE Energy Co.	3.800	03/15/2027	197,738
200,000	Duke Energy Corp.	3.150	08/15/2027	188,073
100,000	Duke Energy Florida LLC	3.200	01/15/2027	97,218
200,000	FirstEnergy Corp., Series B	3.900	07/15/2027	196,946
199,000	NextEra Energy Capital Holdings, Inc.	3.550	05/01/2027	193,990
200,000	Sempra Energy	3.250	06/15/2027	187,458
100,000	Virginia Electric & Power Co., Series A	3.500	03/15/2027	99,250

				1,160,673

	Electronics—0.8%
200,000	Keysight Technologies, Inc.	4.600	04/06/2027	204,482

	Food—2.9%
200,000	General Mills, Inc.	3.200	02/10/2027	187,301
200,000	McCormick & Co., Inc.	3.400	08/15/2027	192,195
200,000	SYSCO Corp.	3.250	07/15/2027	190,222
198,000	Tyson Foods, Inc.	3.550	06/02/2027	188,371

				758,089

	Forest Products & Paper—1.1%
300,000	International Paper Co.	3.000	02/15/2027	278,357

	Gas—0.8%
200,000	NiSource, Inc.	3.490	05/15/2027	193,689

	Healthcare-Products—2.6%
400,000	Becton, Dickinson and Co.	3.700	06/06/2027	384,063
100,000	Medtronic Global Holdings SCA	3.350	04/01/2027	98,471
200,000	Thermo Fisher Scientific, Inc.	3.200	08/15/2027	189,196

				671,730

	Healthcare-Services—2.7%
200,000	HCA, Inc.	4.500	02/15/2027	198,500
100,000	Humana, Inc.	3.950	03/15/2027	99,101
100,000	Kaiser Foundation Hospitals	3.150	05/01/2027	96,718
100,000	UnitedHealth Group, Inc.	3.450	01/15/2027	98,850
200,000	UnitedHealth Group, Inc.	3.375	04/15/2027	196,090

				689,259

	Insurance—1.4%
300,000	Aon Corp.	8.205	01/01/2027	369,034

	Internet—0.7%
200,000	eBay, Inc.	3.600	06/05/2027	191,621

	Media—3.6%
200,000	CBS Corp.	2.900	01/15/2027	182,250
200,000	Comcast Corp.	2.350	01/15/2027	177,772
200,000	Comcast Corp.	3.300	02/01/2027	192,322
200,000	Walt Disney Co. (The), MTN	2.950	06/15/2027	191,649
200,000	Warner Media LLC	3.800	02/15/2027	192,331

				936,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas—6.0%
$200,000	BP Capital Markets PLC (United Kingdom)	3.017%	01/16/2027	$190,279
100,000	BP Capital Markets PLC (United Kingdom)	3.588	04/14/2027	99,418
200,000	Canadian Natural Resources Ltd. (Canada)	3.850	06/01/2027	194,933
300,000	Cenovus Energy, Inc. (Canada)	4.250	04/15/2027	290,533
200,000	Cimarex Energy Co.	3.900	05/15/2027	192,578
200,000	Hess Corp.	4.300	04/01/2027	194,608
200,000	Marathon Oil Corp.	4.400	07/15/2027	200,860
200,000	Occidental Petroleum Corp.	3.000	02/15/2027	191,618

				1,554,827

	Pharmaceuticals—4.4%
200,000	AstraZeneca PLC (United Kingdom)	3.125	06/12/2027	188,596
100,000	Bristol-Myers Squibb Co.	3.250	02/27/2027	97,856
200,000	Cardinal Health, Inc.	3.410	06/15/2027	184,693
100,000	ELI Lilly & Co.	3.100	05/15/2027	97,299
200,000	Express Scripts Holding Co.	3.400	03/01/2027	185,621
200,000	Johnson & Johnson	2.950	03/03/2027	194,815
200,000	Novartis Capital Corp. (Switzerland)	3.100	05/17/2027	193,346

				1,142,226

	Pipelines—3.8%
100,000	Enable Midstream Partners LP	4.400	03/15/2027	96,124
200,000	Enbridge, Inc. (Canada)	3.700	07/15/2027	194,169
100,000	Enterprise Products Operating LLC	3.950	02/15/2027	100,300
198,000	MPLX LP	4.125	03/01/2027	194,210
200,000	Sabine Pass Liquefaction LLC	5.000	03/15/2027	205,964
200,000	Williams Cos., Inc. (The)	3.750	06/15/2027	192,335

				983,102

	REITs—5.2%
200,000	American Tower Corp.	3.550	07/15/2027	189,113
300,000	Crown Castle International Corp.	3.650	09/01/2027	284,552
198,000	Digital Realty Trust LP	3.700	08/15/2027	190,615
100,000	Mid-America Apartments LP	3.600	06/01/2027	96,931
100,000	OMEGA Healthcare Investors, Inc.	4.500	04/01/2027	97,308
200,000	Realty Income Corp.	3.000	01/15/2027	186,553
199,000	Simon Property Group LP	3.375	06/15/2027	193,791
100,000	VEREIT Operating Partnership LP	3.950	08/15/2027	95,526

				1,334,389

	Retail—3.8%
100,000	AutoZone, Inc.	3.750	06/01/2027	97,259
198,000	Costco Wholesale Corp.	3.000	05/18/2027	191,054
200,000	Dollar General Corp.	3.875	04/15/2027	196,889
200,000	Lowe’s Cos., Inc.	3.100	05/03/2027	192,332
200,000	McDonald’s Corp., GMTN	3.500	03/01/2027	195,817
100,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	95,780

				969,131

	Semiconductors—6.2%
200,000	Applied Materials, Inc.	3.300	04/01/2027	195,798
1,000,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	937,239
200,000	Intel Corp.	3.150	05/11/2027	194,095
298,000	QUALCOMM, Inc.	3.250	05/20/2027	280,595

				1,607,727

	Software—2.3%
598,000	Microsoft Corp.	3.300	02/06/2027	593,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications—4.6%
$300,000	AT&T, Inc.	4.250%	03/01/2027	$296,739
500,000	Telefonica Emisiones SAU (Spain)	4.103	03/08/2027	487,461
398,000	Verizon Communications, Inc.	4.125	03/16/2027	400,924

				1,185,124

	Textiles—0.8%
200,000	Cintas Corp. No. 2	3.700	04/01/2027	198,578

	Transportation—1.5%
200,000	Burlington Northern Santa Fe LLC	3.250	06/15/2027	196,427
198,000	CSX Corp.	3.250	06/01/2027	188,747

				385,174

	Total Corporate Bonds (Cost $26,275,183)			25,510,690

Number of Shares
	Money Market Fund—0.3%
70,324	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(a) (Cost $70,324)			70,324

	Total Investments in Securities (Cost $26,345,507)—99.1%			25,581,014
	Other assets less liabilities—0.9%			240,950

	Net Assets—100.0%			$25,821,964

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Schedule of Investments

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.8%
	Aerospace/Defense—4.9%
$100,000	General Dynamics Corp.	3.750%	05/15/2028	$101,656
100,000	L3 Technologies, Inc.	4.400	06/15/2028	100,865
100,000	Northrop Grumman Corp.	3.250	01/15/2028	95,040

				297,561

	Auto Manufacturers—1.8%
100,000	Ford Motor Co.	6.625	10/01/2028	107,316

	Banks—16.3%
200,000	Barclays PLC (United Kingdom)	4.836	05/09/2028	190,314
100,000	Capital One Financial Corp.	3.800	01/31/2028	95,436
200,000	Citigroup, Inc.	4.125	07/25/2028	193,940
200,000	Lloyds Banking Group PLC (United Kingdom)	4.375	03/22/2028	197,346
200,000	Mizuho Financial Group, Inc. (Japan)	4.018	03/05/2028	201,710
100,000	U.S. Bancorp, MTN	3.900	04/26/2028	102,072

				980,818

	Beverages—3.3%
200,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.000	04/13/2028	199,783

	Biotechnology—1.6%
100,000	Celgene Corp.	3.900	02/20/2028	97,584

	Chemicals—1.7%
100,000	PPG Industries, Inc.	3.750	03/15/2028	100,155

	Cosmetics/Personal Care—1.7%
100,000	Unilever Capital Corp. (United Kingdom)	3.500	03/22/2028	100,397

	Diversified Financial Services—3.2%
100,000	Charles Schwab Corp. (The)	3.200	01/25/2028	96,408
100,000	National Rural Utilities Cooperative Finance Corp.	3.400	02/07/2028	98,320

				194,728

	Electric—3.2%
100,000	Sempra Energy	3.400	02/01/2028	94,244
100,000	Virginia Electric & Power Co., Series A	3.800	04/01/2028	101,275

				195,519

	Environmental Control—1.7%
100,000	Republic Services, Inc.	3.950	05/15/2028	100,708

	Food—3.3%
100,000	Campbell Soup Co.	4.150	03/15/2028	96,581
100,000	General Mills, Inc.	4.200	04/17/2028	100,015

				196,596

	Healthcare-Products—1.7%
100,000	Boston Scientific Corp.	4.000	03/01/2028	99,794

	Healthcare-Services—1.6%
100,000	Anthem, Inc.	4.101	03/01/2028	98,480

	Insurance—1.7%
100,000	American International Group, Inc.	4.200	04/01/2028	99,595

	Internet—1.6%
100,000	Expedia Group, Inc.	3.800	02/15/2028	94,034

	Media—7.9%
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.750	02/15/2028	92,589
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.200	03/15/2028	95,949
100,000	Comcast Corp.	3.150	02/15/2028	94,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media (continued)
$100,000	Comcast Corp.	3.550%	05/01/2028	$96,996
100,000	Discovery Communications LLC	3.950	03/20/2028	95,558

				475,369

	Oil & Gas—3.3%
100,000	Continental Resources, Inc.	4.375	01/15/2028	99,557
100,000	Phillips 66	3.900	03/15/2028	99,375

				198,932

	Pharmaceuticals—9.4%
250,000	CVS Health Corp.	4.300	03/25/2028	248,551
100,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.875	05/15/2028	101,847
100,000	Johnson & Johnson	2.900	01/15/2028	96,529
100,000	Pharmacia LLC	6.600	12/01/2028	121,886

				568,813

	Pipelines—8.3%
100,000	Energy Transfer Partners LP	4.950	06/15/2028	102,302
100,000	Kinder Morgan, Inc.	4.300	03/01/2028	99,360
100,000	Mplx LP	4.000	03/15/2028	96,633
100,000	Sabine Pass Liquefaction LLC	4.200	03/15/2028	97,789
100,000	TransCanada PipeLines Ltd. (Canada)	4.250	05/15/2028	101,002

				497,086

	REITs—3.2%
100,000	Crown Castle International Corp.	3.800	02/15/2028	95,960
100,000	Ventas Realty LP	4.000	03/01/2028	98,153

				194,113

	Retail—4.9%
100,000	Dollar General Corp.	4.125	05/01/2028	99,979
100,000	Dollar Tree, Inc.	4.200	05/15/2028	98,670
100,000	Starbucks Corp.	3.500	03/01/2028	97,087

				295,736

	Semiconductors—1.5%
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.500	01/15/2028	90,513

	Software—1.7%
100,000	salesforce.com, Inc.	3.700	04/11/2028	100,082

	Telecommunications—3.3%
200,000	Vodafone Group PLC (United Kingdom)	4.375	05/30/2028	199,269

	Transportation—5.0%
100,000	CSX Corp.	3.800	03/01/2028	99,211
200,000	Union Pacific Corp.	3.950	09/10/2028	202,046

				301,257

	Total Corporate Bonds (Cost $5,881,260)			5,884,238

Number of Shares
	Money Market Fund—0.9%
55,292	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(a) (Cost $55,292)			55,292

	Total Investments in Securities (Cost $5,936,552)—98.7%			5,939,530
	Other assets less liabilities—1.3%			78,282

	Net Assets—100.0%			$6,017,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) (continued)

August 31, 2018

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Schedule of Investments

Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—26.3%
	Advertising—0.4%
$2,404,000	Lamar Media Corp.	5.000%	05/01/2023	$2,458,090

	Auto Manufacturers—3.4%
14,230,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	4.125	12/15/2018	14,265,575
6,500,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	5.625	02/01/2023	6,435,000

				20,700,575

	Commercial Services—2.9%
17,456,000	APX Group, Inc.	7.875	12/01/2022	17,870,580

	Diversified Financial Services—3.6%
8,228,000	Ally Financial, Inc.	4.750	09/10/2018	8,228,822
8,042,000	Ally Financial, Inc.	3.250	11/05/2018	8,045,217
5,407,000	Ally Financial, Inc.	8.000	12/31/2018	5,501,893

				21,775,932

	Home Builders—0.5%
3,209,000	Lennar Corp.	4.125	12/01/2018	3,217,023

	Iron/Steel—0.8%
4,742,000	Steel Dynamics, Inc.	5.250	04/15/2023	4,832,335

	Media—5.5%
4,104,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	09/01/2023	4,186,080
13,233,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	01/15/2024	13,495,410
8,243,000	TEGNA, Inc.	6.375	10/15/2023	8,572,720
3,062,000	Univision Communications, Inc.(a)	6.750	09/15/2022	3,134,723
4,488,000	Virgin Media Finance PLC (United Kingdom)(a)	6.375	04/15/2023	4,645,080

				34,034,013

	Packaging & Containers—0.7%
4,262,000	Berry Global, Inc.	6.000	10/15/2022	4,400,515

	REITs—1.2%
6,884,000	Iron Mountain, Inc.	6.000	08/15/2023	7,081,915

	Telecommunications—7.3%
11,325,000	Frontier Communications Corp.(b)	8.125	10/01/2018	11,332,305
5,206,000	Level 3 Financing, Inc.	5.625	02/01/2023	5,282,580
20,166,000	Sprint Communications, Inc.(a)	9.000	11/15/2018	20,418,075
7,783,000	T-Mobile USA, Inc.	6.000	03/01/2023	8,029,721

				45,062,681

	Total Corporate Bonds (Cost $161,922,054)			161,433,659

Number of Shares
	Common Stocks—0.0%
	Environmental Control—0.0%
3,325	Tervita Corp. (Canada)(c) (Cost $28,262)			22,949

Principal Amount
	Short-Term Investments—71.8%
	U.S. Treasury Securities—71.8%
	U.S. Treasury Bills—71.8%(d)
$45,000,000	2.010%, 12/20/2018			44,721,800
11,000,000	2.047%, 12/20/2018			10,931,995
20,000,000	2.057%, 12/20/2018			19,876,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI) (continued)

August 31, 2018

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
$367,706,800	2.067%, 12/20/2018	$365,433,556

	Total U.S. Treasury Securities (Cost $440,896,206)	440,963,707

Number of Shares
	Money Market Fund—0.6%
3,645,086	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(e) (Cost $3,645,086)	3,645,086

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $606,491,608)—98.7%	606,065,401

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—0.7%
4,565,745	Invesco Government & Agency Portfolio—Institutional Class, 1.85%(e)(f) (Cost $4,565,745)	4,565,745

	Total Investments in Securities (Cost $611,057,353)—99.4%	610,631,146
	Other assets less liabilities—0.6%	3,401,130

	Net Assets—100.0%	$614,032,276

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $48,898,453, which represented 7.96% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)	Non-income producing security.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Schedule of Investments

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—94.8%
	Advertising—0.0%
$124,000	Lamar Media Corp.	5.375%	01/15/2024	$126,790
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	50,625

				177,415

	Airlines—1.5%
5,682,000	Allegiant Travel Co.	5.500	07/15/2019	5,767,230
10,858,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	11,048,015

				16,815,245

	Auto Manufacturers—1.6%
7,995,000	BCD Acquisition, Inc.(a)	9.625	09/15/2023	8,494,687
3,896,000	Deck Chassis Acquisition, Inc.(a)	10.000	06/15/2023	4,149,240
5,940,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	4.250	11/15/2019	5,940,000

				18,583,927

	Auto Parts & Equipment—0.4%
3,153,000	American Axle & Manufacturing, Inc.	7.750	11/15/2019	3,318,533
252,000	Dana, Inc.	5.500	12/15/2024	251,055
949,000	Tenneco, Inc.	5.375	12/15/2024	893,246
203,000	Tupy Overseas SA (Brazil)(a)	6.625	07/17/2024	206,301

				4,669,135

	Banks—0.5%
5,229,500	CIT Group, Inc.	3.875	02/19/2019	5,264,799

	Building Materials—0.7%
360,000	Gibraltar Industries, Inc.	6.250	02/01/2021	363,600
2,900,000	Omnimax International, Inc.(a)	12.000	08/15/2020	3,030,500
4,060,000	Summit Materials LLC/Summit Materials Finance Corp.	8.500	04/15/2022	4,359,425
327,000	US Concrete, Inc.	6.375	06/01/2024	331,496

				8,085,021

	Chemicals—3.1%
11,987,000	Chemours Co. (The)	6.625	05/15/2023	12,571,366
14,870,000	Platform Specialty Products Corp.(a)	6.500	02/01/2022	15,260,338
7,698,000	PQ Corp.(a)	6.750	11/15/2022	8,073,277

				35,904,981

	Coal—0.0%
569,000	Natural Resource Partners LP/NRP Finance Corp.	10.500	03/15/2022	611,675

	Commercial Services—6.8%
3,681,000	APX Group, Inc.(b)	6.375	12/01/2019	3,739,675
5,693,000	Herc Rentals, Inc.(a)	7.500	06/01/2022	5,984,766
5,767,000	Herc Rentals, Inc.(a)	7.750	06/01/2024	6,248,256
41,008,000	Prime Security Services Borrower LLC/Prime Finance, Inc.(a)	9.250	05/15/2023	44,034,391
4,759,000	Service Corp. International	5.375	01/15/2022	4,840,926
12,233,000	United Rentals North America, Inc.	5.750	11/15/2024	12,672,776

				77,520,790

	Computers—4.4%
18,347,000	Dell International LLC/EMC Corp.(a)	5.875	06/15/2021	18,923,370
21,199,000	Dell International LLC/EMC Corp.(a)	7.125	06/15/2024	22,667,068
8,010,000	Dell, Inc.	5.875	06/15/2019	8,170,200

				49,760,638

	Diversified Financial Services—7.0%
10,847,000	Ally Financial, Inc.	3.500	01/27/2019	10,871,406
10,843,000	Ally Financial, Inc.	3.750	11/18/2019	10,910,769
8,841,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.375	04/01/2020	9,039,922
8,651,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	07/01/2021	8,672,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$15,736,000	Navient Corp., MTN	5.500%	01/15/2019	$15,878,411
15,175,000	Navient Corp., MTN	4.875	06/17/2019	15,296,400
8,958,000	Springleaf Finance Corp.	5.250	12/15/2019	9,103,568

				79,773,103

	Electric—5.0%
3,500,000	Atlantica Yield PLC (Spain)(a)	7.000	11/15/2019	3,613,750
9,588,000	NRG Energy, Inc.	6.250	05/01/2024	9,971,520
23,056,000	Vistra Energy Corp.	7.375	11/01/2022	24,064,700
17,331,000	Vistra Energy Corp.	7.625	11/01/2024	18,717,480

				56,367,450

	Engineering & Construction—1.0%
4,269,000	Engility Corp.	8.875	09/01/2024	4,573,167
2,575,000	Nana Development Corp.(a)(b)	9.500	03/15/2019	2,584,656
3,735,000	Zachry Holdings, Inc.(a)	7.500	02/01/2020	3,753,675

				10,911,498

	Entertainment—3.0%
250,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375	06/01/2024	251,563
2,947,000	EMI Music Publishing Group North America Holdings, Inc.(a)	7.625	06/15/2024	3,179,076
29,438,000	Scientific Games International, Inc.	10.000	12/01/2022	31,244,021

				34,674,660

	Food—1.5%
7,769,000	Darling Ingredients, Inc.	5.375	01/15/2022	7,875,824
5,078,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875	01/15/2024	5,357,290
2,804,000	Safeway, Inc.	5.000	08/15/2019	2,825,030
440,000	SUPERVALU, Inc.(b)	6.750	06/01/2021	449,900
150,000	TreeHouse Foods, Inc.(a)(b)	6.000	02/15/2024	152,437

				16,660,481

	Gas—0.4%
5,013,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125	07/15/2019	5,040,572

	Healthcare-Products—1.1%
10,440,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	10,805,400
1,420,000	Teleflex, Inc.	5.250	06/15/2024	1,466,150

				12,271,550

	Healthcare-Services—5.1%
21,084,000	Centene Corp.	5.625	02/15/2021	21,558,390
14,690,000	Centene Corp.	6.125	02/15/2024	15,479,587
5,118,000	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.(a)	7.500	10/01/2024	5,438,438
4,380,000	Tenet Healthcare Corp.	5.500	03/01/2019	4,418,325
10,720,000	Tenet Healthcare Corp.(a)	7.500	01/01/2022	11,266,077

				58,160,817

	Holding Companies-Diversified—0.4%
4,636,000	Spectrum Brands Holdings, Inc.	7.750	01/15/2022	4,775,080

	Home Builders—3.4%
2,084,000	Ashton Woods USA LLC/Ashton Woods Finance Co.(a)	6.875	02/15/2021	2,115,260
12,000	Beazer Homes USA, Inc.	5.750	06/15/2019	12,297
7,018,000	Beazer Homes USA, Inc.	8.750	03/15/2022	7,436,904
2,858,000	KB Home	4.750	05/15/2019	2,879,435
6,539,000	Lennar Corp.	4.500	06/15/2019	6,579,869
6,267,000	Lennar Corp.	4.500	11/15/2019	6,329,670
3,102,000	M/I Homes, Inc.	6.750	01/15/2021	3,186,933
5,763,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	5,820,630
4,470,000	William Lyon Homes, Inc.	7.000	08/15/2022	4,564,987

				38,925,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Household Products/Wares—0.3%
$3,357,000	Spectrum Brands, Inc.	6.125%	12/15/2024	$3,449,318

	Insurance—0.1%
1,222,000	Radian Group, Inc.	5.500	06/01/2019	1,243,385

	Internet—0.6%
392,000	EIG Investors Corp.	10.875	02/01/2024	428,260
5,957,000	Match Group, Inc.	6.375	06/01/2024	6,359,098

				6,787,358

	Investment Companies—0.0%
9,000	Oaktree Specialty Lending Corp.	4.875	03/01/2019	9,019

	Iron/Steel—1.1%
5,663,000	AK Steel Corp.	7.625	10/01/2021	5,804,575
6,079,000	AK Steel Corp.	7.500	07/15/2023	6,382,950
225,000	Steel Dynamics, Inc.	5.500	10/01/2024	231,187

				12,418,712

	Lodging—2.0%
9,453,000	Boyd Gaming Corp.	6.875	05/15/2023	9,972,915
12,187,000	MGM Resorts International	8.625	02/01/2019	12,486,800

				22,459,715

	Machinery-Diversified—0.9%
327,000	Cloud Crane LLC(a)	10.125	08/01/2024	356,430
3,492,000	Manitowoc Co., Inc. (The)(a)	12.750	08/15/2021	3,858,660
5,082,000	Welbilt, Inc.	9.500	02/15/2024	5,590,200

				9,805,290

	Media—9.0%
5,997,000	CSC Holdings LLC	8.625	02/15/2019	6,150,643
37,542,000	CSC Holdings LLC(a)	10.125	01/15/2023	41,202,345
18,416,000	DISH DBS Corp.	7.875	09/01/2019	19,083,580
4,009,000	Lee Enterprises, Inc.(a)	9.500	03/15/2022	4,186,559
375,000	Mediacom Broadband LLC/Mediacom Broadband Corp.	5.500	04/15/2021	379,219
2,511,000	Nexstar Broadcasting, Inc.(a)	6.125	02/15/2022	2,565,928
22,189,000	Sirius XM Radio, Inc.(a)	6.000	07/15/2024	23,112,062
5,040,000	TEGNA, Inc.	5.125	10/15/2019	5,046,300
335,000	TEGNA, Inc.(a)	5.500	09/15/2024	342,119

				102,068,755

	Metal Fabricate/Hardware—1.6%
12,779,000	Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)	7.375	12/15/2023	13,445,936
4,071,000	Zekelman Industries, Inc.(a)	9.875	06/15/2023	4,432,301

				17,878,237

	Mining—2.2%
9,630,000	Alcoa Nederland Holding BV(a)	6.750	09/30/2024	10,255,950
1,514,000	Ferroglobe PLC/Globe Specialty Metals, Inc.(a)	9.375	03/01/2022	1,585,915
9,088,000	Joseph T Ryerson & Son, Inc.(a)	11.000	05/15/2022	10,042,240
168,000	Kaiser Aluminum Corp.	5.875	05/15/2024	172,620
3,000,000	Vedanta Resources PLC (India)(a)	6.000	01/31/2019	3,014,370

				25,071,095

	Miscellaneous Manufacturing—0.6%
3,494,000	Amsted Industries, Inc.(a)	5.375	09/15/2024	3,511,470
2,865,000	CTP Transportation Products LLC/CTP Finance, Inc.(a)	8.250	12/15/2019	2,886,487

				6,397,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas—4.0%
$5,780,000	Canbriam Energy, Inc. (Canada)(a)	9.750%	11/15/2019	$5,808,900
18,763,000	Chesapeake Energy Corp.(a)	8.000	12/15/2022	19,748,057
3,750,000	Ithaca Energy, Inc. (United Kingdom)(a)	8.125	07/01/2019	3,750,000
2,845,000	Rowan Cos., Inc.	7.875	08/01/2019	2,951,687
6,433,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	7,140,630
5,971,000	Seven Generations Energy Ltd. (Canada)(a)	6.750	05/01/2023	6,194,913

				45,594,187

	Oil & Gas Services—0.6%
6,338,000	PHI, Inc.	5.250	03/15/2019	6,052,790
9,000	SEACOR Holdings, Inc.	7.375	10/01/2019	9,382
361,000	Seitel, Inc.	9.500	04/15/2019	360,549

				6,422,721

	Packaging & Containers—0.4%
3,541,000	Greif, Inc.	7.750	08/01/2019	3,682,640
203,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a)	7.000	07/15/2024	206,629
304,000	Silgan Holdings, Inc.	5.500	02/01/2022	308,560

				4,197,829

	Pharmaceuticals—0.9%
9,356,000	Vizient, Inc.(a)	10.375	03/01/2024	10,268,210

	Pipelines—1.9%
4,154,000	DCP Midstream Operating LP	2.700	04/01/2019	4,138,422
9,726,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	9,758,096
7,517,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.750	03/15/2024	7,911,643

				21,808,161

	Real Estate—0.5%
5,691,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	4.500	04/15/2019	5,733,683

	REITs—3.5%
10,975,000	Equinix, Inc.	5.375	01/01/2022	11,329,493
14,493,000	Equinix, Inc.	5.375	04/01/2023	14,873,441
1,914,000	Geo Group, Inc. (The)	5.875	01/15/2022	1,951,074
11,147,000	iStar, Inc.	5.000	07/01/2019	11,167,901

				39,321,909

	Retail—2.2%
638,000	Carrols Restaurant Group, Inc.	8.000	05/01/2022	665,912
5,577,000	GameStop Corp.(a)	5.500	10/01/2019	5,577,000
4,092,000	PriSo Acquisition Corp.(a)	9.000	05/15/2023	4,265,910
10,097,000	Reliance Intermediate Holdings LP (Canada)(a)	6.500	04/01/2023	10,500,880
3,908,000	Yum! Brands, Inc.	5.300	09/15/2019	3,991,983

				25,001,685

	Semiconductors—1.5%
5,586,000	Advanced Micro Devices, Inc.	6.750	03/01/2019	5,725,650
4,358,000	Advanced Micro Devices, Inc.	7.000	07/01/2024	4,641,270
7,050,000	Amkor Technology, Inc.	6.375	10/01/2022	7,191,000

				17,557,920

	Software—3.8%
3,583,000	CURO Financial Technologies Corp.(a)	12.000	03/01/2022	3,968,173
432,000	MSCI, Inc.(a)	5.250	11/15/2024	446,040
4,384,000	Nuance Communications, Inc.	6.000	07/01/2024	4,515,520
30,850,000	Solera LLC/Solera Finance, Inc.(a)	10.500	03/01/2024	34,012,125

				42,941,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications—10.2%
$2,806,000	CenturyLink, Inc., Series Q	6.150%	09/15/2019	$2,876,150
7,825,000	Frontier Communications Corp.	7.125	03/15/2019	7,893,469
8,367,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.(a)(b)	12.500	07/01/2022	9,140,947
8,965,000	HC2 Holdings, Inc.(a)	11.000	12/01/2019	9,099,475
16,963,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	8.000	02/15/2024	17,895,965
68,000	Level 3 Financing, Inc.	5.375	01/15/2024	68,170
2,940,000	Nokia OYJ (Finland)	5.375	05/15/2019	2,993,508
25,324,000	Sprint Capital Corp.	6.900	05/01/2019	25,957,100
419,000	Telesat Canada/Telesat LLC (Canada)(a)	8.875	11/15/2024	449,901
13,743,000	T-Mobile USA, Inc.	6.500	01/15/2024	14,258,363
506,000	T-Mobile USA, Inc.	6.000	04/15/2024	526,240
21,186,000	T-Mobile USA, Inc.	6.375	03/01/2025	22,086,405
2,450,000	VEON Holdings BV (Netherlands)(a)	5.200	02/13/2019	2,468,375

				115,714,068

	Total Corporate Bonds (Cost $1,075,840,821)			1,077,105,894

Number of Shares
	Money Market Fund—3.6%
40,604,107	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(c) (Cost $40,604,107)			40,604,107

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,116,444,928)—98.4%			1,117,710,001

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—0.6%
7,309,955	Invesco Government & Agency Portfolio—Institutional Class, 1.85%(c)(d) (Cost $7,309,955)			7,309,955

	Total Investments in Securities (Cost $1,123,754,883)—99.0%			1,125,019,956
	Other assets less liabilities—1.0%			11,589,438

	Net Assets—100.0%			$1,136,609,394

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $487,483,485, which represented 42.89% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Schedule of Investments

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—96.9%
	Advertising—0.2%
$1,952,000	Clear Channel International BV(a)	8.750%	12/15/2020	$2,025,200

	Aerospace/Defense—3.3%
9,612,000	Bombardier, Inc. (Canada)(a)	7.750	03/15/2020	10,128,645
15,171,000	Bombardier, Inc. (Canada)(a)	7.500	03/15/2025	15,664,057
5,000,000	TransDigm, Inc.	5.500	10/15/2020	5,018,750

				30,811,452

	Agriculture—0.0%
180,000	Vector Group Ltd.(a)	6.125	02/01/2025	173,250

	Airlines—1.0%
5,712,000	American Airlines Group, Inc.(a)	4.625	03/01/2020	5,767,692
3,417,000	United Continental Holdings, Inc.	6.000	12/01/2020	3,587,850

				9,355,542

	Apparel—0.0%
165,000	Levi Strauss & Co.	5.000	05/01/2025	166,650

	Auto Manufacturers—2.1%
14,350,000	Fiat Chrysler Automobiles NV (United Kingdom)	4.500	04/15/2020	14,475,562
5,450,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	3.500	03/15/2020	5,388,688

				19,864,250

	Auto Parts & Equipment—0.3%
2,432,000	Goodyear Tire & Rubber Co. (The)	8.750	08/15/2020	2,669,120

	Banks—0.5%
4,671,000	CIT Group, Inc.	5.375	05/15/2020	4,822,807

	Building Materials—0.4%
489,000	Norbord, Inc. (Canada)(a)	5.375	12/01/2020	501,225
3,544,000	USG Corp.(a)	5.500	03/01/2025	3,637,030

				4,138,255

	Chemicals—8.0%
6,563,000	Blue Cube Spinco LLC	9.750	10/15/2023	7,473,616
4,988,000	Blue Cube Spinco LLC	10.000	10/15/2025	5,798,550
5,474,000	CF Industries, Inc.	7.125	05/01/2020	5,802,440
6,512,000	Chemours Co. (The)	7.000	05/15/2025	6,984,120
17,007,000	Hexion, Inc.	6.625	04/15/2020	16,135,391
2,802,000	Hexion, Inc.	10.000	04/15/2020	2,784,488
6,192,000	Hexion, Inc./Hexion Nova Scotia Finance ULC(b)	9.000	11/15/2020	5,263,200
7,549,000	Huntsman International LLC	4.875	11/15/2020	7,750,936
3,548,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)	7.000	04/15/2025	3,676,615
5,174,000	Rain CII Carbon LLC/CII Carbon Corp.(a)	7.250	04/01/2025	5,329,220
7,577,000	TPC Group, Inc.(a)	8.750	12/15/2020	7,614,885

				74,613,461

	Commercial Services—4.1%
3,549,000	ADT Corp. (The)	5.250	03/15/2020	3,633,289
10,694,000	APX Group, Inc.	8.750	12/01/2020	10,720,735
6,813,000	Hertz Corp. (The)	5.875	10/15/2020	6,810,888
9,127,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	9,127,000
2,885,000	R.R. Donnelley & Sons Co.	7.625	06/15/2020	3,054,205
4,248,000	Rent-A-Center, Inc.	6.625	11/15/2020	4,285,170
489,000	Service Corp. International	4.500	11/15/2020	490,834
87,000	United Rentals North America, Inc.	5.500	07/15/2025	89,066

				38,211,187

	Computers—3.7%
21,944,000	EMC Corp.	2.650	06/01/2020	21,468,439
4,960,000	GCI LLC	6.875	04/15/2025	5,152,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers (continued)
$2,666,000	Harland Clarke Holdings Corp.(a)	6.875%	03/01/2020	$2,619,345
5,121,000	Unisys Corp.(a)(b)	10.750	04/15/2022	5,786,730

				35,026,714

	Cosmetics/Personal Care—0.4%
4,186,000	Avon Products, Inc. (United Kingdom)	6.600	03/15/2020	4,202,074

	Diversified Financial Services—8.0%
2,381,000	Abe Investment Holdings, Inc./Getty Images, Inc.(a)(b)	10.500	10/16/2020	2,464,335
10,502,000	Ally Financial, Inc.	8.000	03/15/2020	11,171,502
8,115,000	Ally Financial, Inc.	4.125	03/30/2020	8,165,719
5,335,000	Ally Financial, Inc.	7.500	09/15/2020	5,708,450
3,357,000	CNG Holdings, Inc.(a)	9.375	05/15/2020	3,357,000
3,648,000	LoanCore Capital Markets LLC/JLC Finance Corp.(a)	6.875	06/01/2020	3,705,000
16,190,000	Navient Corp., MTN	8.000	03/25/2020	17,205,923
4,545,000	Navient Corp.	5.000	10/26/2020	4,568,679
3,812,000	Springleaf Finance Corp.	6.000	06/01/2020	3,921,595
10,816,000	Springleaf Finance Corp.	8.250	12/15/2020	11,721,840
2,471,000	Stearns Holdings LLC(a)	9.375	08/15/2020	2,483,355

				74,473,398

	Electric—0.7%
6,000	AES Corp. (The)	5.500	04/15/2025	6,195
5,703,000	Vistra Energy Corp.(a)	8.000	01/15/2025	6,301,815

				6,308,010

	Electrical Components & Equipment—0.3%
2,304,000	Artesyn Embedded Technologies, Inc.(a)	9.750	10/15/2020	2,211,840
192,000	Energizer Holdings, Inc.(a)	5.500	06/15/2025	192,000

				2,403,840

	Energy-Alternate Sources—0.3%
235,000	Pattern Energy Group, Inc.(a)	5.875	02/01/2024	237,938
2,260,000	TerraForm Power Operating LLC(a)(b)(c)	6.625	06/15/2025	2,415,375

				2,653,313

	Entertainment—1.6%
3,208,000	Gateway Casinos & Entertainment Ltd. (Canada)(a)	8.250	03/01/2024	3,408,500
6,050,000	International Game Technology PLC(a)	5.625	02/15/2020	6,186,125
4,918,000	Scientific Games International, Inc.	6.250	09/01/2020	4,918,000

				14,512,625

	Food—1.1%
16,000	Chobani LLC/Chobani Finance Corp., Inc.(a)	7.500	04/15/2025	13,540
102,000	Dole Food Co., Inc.(a)	7.250	06/15/2025	100,470
10,300,000	JBS Investments GmbH(a)	7.750	10/28/2020	10,503,528

				10,617,538

	Food Service—0.0%
196,000	Aramark Services, Inc.(a)	5.000	04/01/2025	197,715

	Forest Products & Paper—0.1%
789,000	PH Glatfelter Co.	5.375	10/15/2020	789,986

	Healthcare-Products—2.0%
3,362,000	DJO Finance LLC/DJO Finance Corp.	10.750	04/15/2020	3,370,405
8,218,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)	4.875	04/15/2020	8,228,273
7,076,000	Universal Hospital Services, Inc.	7.625	08/15/2020	7,111,380

				18,710,058

	Healthcare-Services—3.1%
85,000	Encompass Health Corp.	5.750	09/15/2025	86,062
2,823,000	Tenet Healthcare Corp.	6.750	02/01/2020	2,911,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services (continued)
$5,617,000	Tenet Healthcare Corp.	4.750%	06/01/2020	$5,701,255
19,262,000	Tenet Healthcare Corp.	6.000	10/01/2020	20,080,635
92,000	WellCare Health Plans, Inc.	5.250	04/01/2025	94,300

				28,873,471

	Home Builders—1.7%
5,546,000	Brookfield Residential Properties, Inc. (Canada)(a)	6.500	12/15/2020	5,593,141
3,455,000	Brookfield Residential Properties, Inc. (Canada)(a)	6.375	05/15/2025	3,446,362
2,623,000	KB Home	8.000	03/15/2020	2,780,380
3,657,000	Meritage Homes Corp.	7.150	04/15/2020	3,858,135
104,000	Shea Homes LP/Shea Homes Funding Corp.(a)	6.125	04/01/2025	102,960

				15,780,978

	Household Products/Wares—0.0%
129,000	Spectrum Brands, Inc.	5.750	07/15/2025	130,935

	Housewares—0.3%
2,896,000	American Greetings Corp.(a)	7.875	02/15/2025	2,787,400

	Insurance—1.1%
2,848,000	CNO Financial Group, Inc.(b)	4.500	05/30/2020	2,897,840
4,570,000	Genworth Holdings, Inc.	7.700	06/15/2020	4,775,650
2,780,000	Radian Group, Inc.	5.250	06/15/2020	2,842,550

				10,516,040

	Internet—0.0%
117,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	122,704

	Iron/Steel—1.2%
7,000,000	Evraz Group SA (Russia)(a)	6.500	04/22/2020	7,090,370
4,017,000	United States Steel Corp.	7.375	04/01/2020	4,225,382

				11,315,752

	Lodging—1.6%
138,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	136,620
3,087,000	MGM Resorts International	5.250	03/31/2020	3,156,458
10,963,000	MGM Resorts International	6.750	10/01/2020	11,552,261

				14,845,339

	Machinery-Construction & Mining—1.3%
11,883,000	BlueLine Rental Finance Corp./BlueLine Rental LLC(a)	9.250	03/15/2024	12,506,857

	Machinery-Diversified—0.3%
2,231,000	Briggs & Stratton Corp.	6.875	12/15/2020	2,382,485

	Media—10.6%
3,888,000	Altice Finco SA, MTN (Luxembourg)(a)	7.625	02/15/2025	3,436,020
198,000	Block Communications, Inc.(a)	6.875	02/15/2025	203,000
4,926,000	Cablevision Systems Corp.	8.000	04/15/2020	5,196,930
3,562,000	Cequel Communications Holdings I LLC/Cequel Capital Corp.(a)	7.750	07/15/2025	3,806,887
2,102,000	Clear Channel Worldwide Holdings, Inc., Series A	7.625	03/15/2020	2,107,255
21,163,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	03/15/2020	21,321,723
10,709,000	CSC Holdings LLC(a)	6.625	10/15/2025	11,150,746
17,348,000	CSC Holdings LLC(a)	10.875	10/15/2025	20,232,105
11,980,000	DISH DBS Corp.	5.125	05/01/2020	12,084,825
6,893,000	TEGNA, Inc.	5.125	07/15/2020	6,961,930
5,750,000	Unitymedia GmbH (Germany)(a)	6.125	01/15/2025	6,037,500
4,008,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)(a)	5.000	01/15/2025	4,093,170
2,260,000	Urban One, Inc.(a)(b)	9.250	02/15/2020	2,248,700

				98,880,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Mining—2.6%
$120,000	Constellium NV(a)	6.625%	03/01/2025	$122,400
5,686,000	Eldorado Gold Corp. (Canada)(a)	6.125	12/15/2020	5,359,055
8,809,000	Freeport-McMoRan, Inc.	3.100	03/15/2020	8,757,467
4,725,000	Freeport-McMoRan, Inc.	6.875	02/15/2023	5,067,563
4,624,000	Hudbay Minerals, Inc. (Canada)(a)	7.625	01/15/2025	4,722,260

				24,028,745

	Miscellaneous Manufacturing—0.0%
20,000	Koppers, Inc.(a)	6.000	02/15/2025	20,150

	Oil & Gas—7.8%
549,000	Carrizo Oil & Gas, Inc.	8.250	07/15/2025	591,547
3,425,000	Chesapeake Energy Corp.	6.625	08/15/2020	3,570,563
1,826,000	Chesapeake Energy Corp.	6.875	11/15/2020	1,917,300
19,533,000	Citgo Holding, Inc.(a)	10.750	02/15/2020	20,949,143
2,720,000	EP Energy LLC/Everest Acquisition Finance, Inc.	9.375	05/01/2020	2,679,200
2,402,000	HighPoint Operating Corp.	8.750	06/15/2025	2,576,145
7,538,000	Nabors Industries, Inc.	5.000	09/15/2020	7,603,148
493,000	Parker Drilling Co.	7.500	08/01/2020	438,770
380,000	Pride International LLC(b)	6.875	08/15/2020	399,950
10,937,000	Resolute Energy Corp.	8.500	05/01/2020	10,943,836
3,687,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)(b)	8.000	06/15/2020	3,677,782
108,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	119,880
2,327,000	Transocean, Inc.(b)	6.500	11/15/2020	2,408,445
13,621,000	Transocean, Inc.(a)	9.000	07/15/2023	14,727,706
102,000	Whiting Petroleum Corp.	5.750	03/15/2021	104,805

				72,708,220

	Oil & Gas Services—0.4%
3,780,000	Weatherford International Ltd.	5.125	09/15/2020	3,770,550

	Packaging & Containers—5.4%
10,824,000	Ball Corp.	4.375	12/15/2020	10,999,890
34,545,783	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu	5.750	10/15/2020	34,632,147
4,894,000	Sealed Air Corp.(a)	6.500	12/01/2020	5,175,405

				50,807,442

	Pharmaceuticals—2.4%
21,545,000	Bausch Health Cos., Inc.(a)	7.000	03/15/2024	22,810,769

	Pipelines—3.5%
5,568,000	DCP Midstream Operating LP(a)	5.350	03/15/2020	5,707,200
13,442,000	Energy Transfer Equity LP	7.500	10/15/2020	14,500,557
4,162,000	NuStar Logistics LP	4.800	09/01/2020	4,208,823
8,317,000	Rockies Express Pipeline LLC(a)	5.625	04/15/2020	8,618,491

				33,035,071

	Private Equity—2.0%
18,195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	18,530,698

	REITs—0.4%
3,222,000	CoreCivic, Inc.	4.125	04/01/2020	3,246,165
474,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	481,110
168,000	Equinix, Inc.	5.750	01/01/2025	173,880

				3,901,155

	Retail—1.7%
2,402,000	FirstCash, Inc.(a)	5.375	06/01/2024	2,414,010
5,550,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	5,577,750
2,300,000	Penske Automotive Group, Inc.	3.750	08/15/2020	2,277,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$3,605,000	PF Chang’s China Bistro, Inc.(a)(b)	10.250%	06/30/2020	$3,478,825
2,602,000	Yum! Brands, Inc.	3.875	11/01/2020	2,611,758

				16,359,343

	Software—2.2%
654,000	ACI Worldwide, Inc.(a)	6.375	08/15/2020	654,000
5,912,000	Infor US, Inc.(a)	5.750	08/15/2020	6,008,070
9,142,000	MSCI, Inc.(a)	5.750	08/15/2025	9,599,100
4,335,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	4,337,709

				20,598,879

	Telecommunications—8.3%
10,719,000	CenturyLink, Inc., Series V	5.625	04/01/2020	10,986,975
137,000	CommScope Technologies LLC(a)	6.000	06/15/2025	142,480
2,032,000	Frontier Communications Corp.	8.500	04/15/2020	2,057,400
23,539,000	Intelsat Jackson Holdings SA (Luxembourg)	7.250	10/15/2020	23,627,271
3,320,000	Millicom International Cellular SA (Colombia)(a)	6.000	03/15/2025	3,369,800
10,981,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	11,433,966
16,877,000	Sprint Communications, Inc.	7.000	08/15/2020	17,720,850
92,000	T-Mobile USA, Inc.	6.500	01/15/2024	95,450
4,489,000	T-Mobile USA, Inc.	5.125	04/15/2025	4,535,955
4,579,000	Windstream Services LLC/Windstream Finance Corp.(a)	10.500	06/30/2024	3,708,990

				77,679,137

	Transportation—0.9%
4,140,000	Hornbeck Offshore Services, Inc.	5.875	04/01/2020	3,249,900
5,287,000	Neovia Logistics Services LLC/SPL Logistics Finance Corp.(a)	8.875	08/01/2020	4,857,431

				8,107,331

	Total Corporate Bonds (Cost $906,589,519)			907,246,687

Number of Shares
	Money Market Fund—1.1%
10,721,448	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(d) (Cost $10,721,448)			10,721,448

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $917,310,967)—98.0%			917,968,135

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—1.4%
12,782,840	Invesco Government & Agency Portfolio—Institutional Class, 1.85%(d)(e) (Cost $12,782,840)			12,782,840

	Total Investments in Securities (Cost $930,093,807)—99.4%			930,750,975
	Other assets less liabilities—0.6%			5,633,077

	Net Assets—100.0%			$936,384,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

August 31, 2018

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $350,646,981, which represented 37.45% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Schedule of Investments

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—96.5%
	Advertising—0.4%
$1,565,000	Lamar Media Corp.	5.750%	02/01/2026	$1,631,513

	Aerospace/Defense—1.8%
5,995,000	Bombardier, Inc. (Canada)(a)	8.750	12/01/2021	6,624,475
1,707,000	Triumph Group, Inc.	4.875	04/01/2021	1,642,987

				8,267,462

	Agriculture—0.9%
828,000	Alliance One International, Inc.(a)	8.500	04/15/2021	856,980
3,183,000	Alliance One International, Inc.(b)	9.875	07/15/2021	3,059,659

				3,916,639

	Airlines—0.5%
2,042,000	Air Canada (Canada)(a)	7.750	04/15/2021	2,205,360

	Apparel—0.4%
1,689,000	William Carter Co. (The)	5.250	08/15/2021	1,715,391

	Auto Parts & Equipment—0.2%
1,035,000	Dana Financing Luxembourg Sarl(a)	6.500	06/01/2026	1,064,756

	Building Materials—0.4%
1,659,000	CPG Merger Sub LLC(a)	8.000	10/01/2021	1,692,180

	Chemicals—3.0%
5,619,000	Momentive Performance Materials, Inc.	3.880	10/24/2021	6,012,330
1,000,000	Perstorp Holding AB (Sweden)(a)	8.500	06/30/2021	1,053,750
1,000,000	Perstorp Holding AB (Sweden)(a)	11.000	09/30/2021	1,092,500
2,398,000	Versum Materials, Inc.(a)	5.500	09/30/2024	2,457,950
3,197,000	WR Grace & Co.(a)	5.125	10/01/2021	3,292,910

				13,909,440

	Coal—0.6%
2,553,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	12.000	11/01/2021	2,591,295

	Commercial Services—3.7%
4,276,000	ADT Corp. (The)	6.250	10/15/2021	4,532,560
2,049,000	Hertz Corp. (The)(b)	7.375	01/15/2021	2,056,684
2,809,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	2,819,534
2,050,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	2,170,437
1,017,000	Rent-A-Center, Inc.	4.750	05/01/2021	1,027,170
4,255,000	United Rentals North America, Inc.	5.875	09/15/2026	4,398,606

				17,004,991

	Computers—1.8%
1,360,000	Dell, Inc.(b)	4.625	04/01/2021	1,387,200
1,466,000	GCI LLC	6.750	06/01/2021	1,485,717
3,520,000	Harland Clarke Holdings Corp.(a)	9.250	03/01/2021	3,220,800
653,000	NCR Corp.	4.625	02/15/2021	643,205
1,232,000	NCR Corp.	5.875	12/15/2021	1,247,893

				7,984,815

	Cosmetics/Personal Care—1.1%
2,646,000	Edgewell Personal Care Co.	4.700	05/19/2021	2,679,075
2,452,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	2,433,610

				5,112,685

	Diversified Financial Services—5.8%
1,799,000	Ally Financial, Inc.	4.250	04/15/2021	1,808,319
8,717,000	Blackstone CQP Holdco LP(a)	6.500	03/20/2021	8,785,451
1,640,000	Credit Acceptance Corp.	6.125	02/15/2021	1,662,550
1,341,000	Enova International, Inc.	9.750	06/01/2021	1,411,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$1,900,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500%	04/15/2021	$1,966,500
1,516,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.875	08/01/2021	1,542,530
2,845,000	Navient Corp.	5.875	03/25/2021	2,920,535
3,148,000	Navient Corp.	6.625	07/26/2021	3,285,725
2,833,000	Springleaf Finance Corp.	7.750	10/01/2021	3,070,264

				26,453,276

	Electric—3.9%
1,500,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Dominican Republic)(a)	7.950	05/11/2026	1,558,125
2,860,000	AES Corp. (The)	6.000	05/15/2026	3,038,750
4,304,000	NRG Energy, Inc.	7.250	05/15/2026	4,648,320
5,373,000	NRG Energy, Inc.	6.625	01/15/2027	5,648,366
3,392,000	Talen Energy Supply LLC	4.600	12/15/2021	2,959,520

				17,853,081

	Electrical Components & Equipment—0.5%
2,297,000	WESCO Distribution, Inc.	5.375	12/15/2021	2,334,326

	Energy-Alternate Sources—0.4%
1,750,000	Enviva Partners LP/Enviva Partners Finance Corp.	8.500	11/01/2021	1,822,187

	Entertainment—0.7%
1,870,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.(a)	6.125	08/15/2021	1,874,675
1,311,000	Scientific Games International, Inc.	6.625	05/15/2021	1,304,445

				3,179,120

	Environmental Control—1.3%
3,379,000	Clean Harbors, Inc.	5.125	06/01/2021	3,395,895
2,483,000	Tervita Escrow Corp. (Canada)(a)	7.625	12/01/2021	2,585,424

				5,981,319

	Food—2.9%
3,317,000	B&G Foods, Inc.	4.625	06/01/2021	3,308,708
3,581,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	3,639,191
1,673,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	1,700,186
973,000	KeHE Distributors LLC/KeHE Finance Corp.(a)	7.625	08/15/2021	959,621
3,852,000	Lamb Weston Holdings, Inc.(a)	4.875	11/01/2026	3,803,850

				13,411,556

	Forest Products & Paper—0.2%
1,000,000	Eldorado International. Finance GmbH (Brazil)(a)	8.625	06/16/2021	1,031,885

	Gas—0.4%
1,700,000	NGL Energy Partners LP/NGL Energy Finance Corp.	6.875	10/15/2021	1,729,750

	Healthcare-Products—1.4%
4,582,000	DJO Finance LLC/DJO Finance Corp.(a)	8.125	06/15/2021	4,755,200
1,660,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	12.500	11/01/2021	1,826,000

				6,581,200

	Healthcare-Services—6.1%
4,615,000	CHS/Community Health Systems, Inc.(b)	5.125	08/01/2021	4,476,550
4,343,000	HCA Healthcare, Inc.	6.250	02/15/2021	4,549,292
5,337,000	LifePoint Health, Inc.	5.500	12/01/2021	5,443,740
3,000,000	Select Medical Corp.	6.375	06/01/2021	3,041,250
1,741,000	Surgery Center Holdings, Inc.(a)	8.875	04/15/2021	1,821,521
3,697,000	Tenet Healthcare Corp.	4.500	04/01/2021	3,710,864
4,618,000	Tenet Healthcare Corp.	4.375	10/01/2021	4,629,545

				27,672,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Home Builders—2.9%
$1,855,000	KB Home	7.000%	12/15/2021	$1,961,662
1,345,000	Lennar Corp.	8.375	01/15/2021	1,482,863
1,355,000	Lennar Corp.	4.750	04/01/2021	1,377,019
1,259,000	Lennar Corp.	6.250	12/15/2021	1,328,245
3,496,000	PulteGroup, Inc.	4.250	03/01/2021	3,523,269
2,344,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	2,349,860
1,211,000	TRI Pointe Group, Inc.	4.875	07/01/2021	1,211,000

				13,233,918

	Household Products/Wares—0.4%
1,941,000	Prestige Brands, Inc.(a)	5.375	12/15/2021	1,950,705

	Housewares—0.2%
1,090,000	Scotts Miracle-Gro Co. (The)	5.250	12/15/2026	1,038,225

	Insurance—1.6%
1,845,000	Genworth Holdings, Inc.	7.200	02/15/2021	1,914,187
3,346,000	Genworth Holdings, Inc.	7.625	09/24/2021	3,479,840
1,849,000	Radian Group, Inc.(b)	7.000	03/15/2021	1,983,053

				7,377,080

	Internet—0.5%
2,358,000	Netflix, Inc.	5.375	02/01/2021	2,437,583

	Iron/Steel—1.0%
1,709,000	Allegheny Technologies, Inc.	5.950	01/15/2021	1,743,180
2,788,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,830,517

				4,573,697

	Lodging—3.2%
3,206,000	Boyd Gaming Corp.	6.375	04/01/2026	3,290,157
1,014,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125	12/01/2024	1,048,223
3,456,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	6.750	11/15/2021	3,585,600
5,246,000	MGM Resorts International	6.625	12/15/2021	5,560,760
1,253,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC(a)	5.875	05/15/2021	1,259,265

				14,744,005

	Machinery-Diversified—0.7%
1,367,000	SPX FLOW, Inc.(a)	5.875	08/15/2026	1,387,505
1,705,000	Xerium Technologies, Inc.	9.500	08/15/2021	1,794,513

				3,182,018

	Media—6.2%
2,042,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.250	03/15/2021	2,058,591
3,441,000	Cequel Communications Holdings I LLC/Cequel Capital Corp.(a)	5.125	12/15/2021	3,458,205
2,401,000	Cequel Communications Holdings I LLC/Cequel Capital Corp.(a)	5.125	12/15/2021	2,409,980
4,313,000	CSC Holdings LLC	6.750	11/15/2021	4,582,562
9,249,000	DISH DBS Corp.	6.750	06/01/2021	9,410,858
2,867,000	Sinclair Television Group, Inc.	5.375	04/01/2021	2,884,919
1,690,000	TEGNA, Inc.(a)	4.875	09/15/2021	1,698,450
2,000,000	Virgin Media Secured Finance PLC (United Kingdom)	5.250	01/15/2021	2,055,000

				28,558,565

	Metal Fabricate/Hardware—0.3%
1,112,000	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.(a)	8.625	06/01/2021	1,123,120

	Mining—2.8%
1,400,000	Alcoa Nederland Holding BV(a)	7.000	09/30/2026	1,517,250
1,697,000	Century Aluminum Co.(a)	7.500	06/01/2021	1,713,970
4,983,000	First Quantum Minerals Ltd. (Zambia)(a)	7.000	02/15/2021	4,939,399
2,355,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	2,342,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Mining (continued)
$381,000	Teck Resources Ltd. (Canada)	4.500%	01/15/2021	$387,191
2,000,000	Vedanta Resources PLC (India)(a)	8.250	06/07/2021	2,060,000

				12,960,305

	Oil & Gas—7.8%
2,215,000	Baytex Energy Corp. (Canada)(a)	5.125	06/01/2021	2,165,162
4,253,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.500	04/15/2021	4,210,470
1,995,000	Chesapeake Energy Corp.	6.125	02/15/2021	2,044,875
986,000	Chesapeake Energy Corp.	5.375	06/15/2021	987,232
2,461,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	2,657,880
1,316,000	Energen Corp.	4.625	09/01/2021	1,335,740
1,997,000	Great Western Petroleum LLC/Great Western Finance Corp.(a)	9.000	09/30/2021	2,061,902
3,204,000	Nabors Industries, Inc.	4.625	09/15/2021	3,199,231
1,026,579	Precision Drilling Corp. (Canada)	6.500	12/15/2021	1,045,827
1,861,000	QEP Resources, Inc.	6.875	03/01/2021	1,968,008
2,185,000	Range Resources Corp.	5.750	06/01/2021	2,245,088
1,741,000	Transocean, Inc.	8.375	12/15/2021	1,871,575
2,796,000	Unit Corp.	6.625	05/15/2021	2,806,485
6,995,000	Whiting Petroleum Corp.	5.750	03/15/2021	7,187,363

				35,786,838

	Oil & Gas Services—2.5%
1,705,000	Archrock Partners LP/Archrock Partners Finance Corp.	6.000	04/01/2021	1,709,263
1,899,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	1,908,495
1,000,000	KCA Deutag UK Finance PLC (United Kingdom)(a)	7.250	05/15/2021	940,000
3,859,000	SESI LLC	7.125	12/15/2021	3,921,709
2,971,000	Weatherford International Ltd.(b)	7.750	06/15/2021	2,922,721

				11,402,188

	Packaging & Containers—0.5%
1,999,000	Graphic Packaging International LLC	4.750	04/15/2021	2,030,204

	Pharmaceuticals—2.5%
7,194,000	Bausch Health Cos., Inc.(a)	7.500	07/15/2021	7,321,730
4,259,000	Bausch Health Cos., Inc.(a)	5.625	12/01/2021	4,232,381

				11,554,111

	Pipelines—1.7%
2,110,000	American Midstream Partners LP/American Midstream Finance Corp.(a)	9.250	12/15/2021	2,094,175
2,057,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	2,092,997
1,655,000	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.250	02/15/2021	1,659,137
1,697,000	NuStar Logistics LP	6.750	02/01/2021	1,786,093

				7,632,402

	Real Estate—0.5%
2,446,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	5.250	12/01/2021	2,449,058

	REITs—3.1%
5,193,000	Equinix, Inc.	5.875	01/15/2026	5,400,720
1,358,000	Iron Mountain US Holdings, Inc.(a)	5.375	06/01/2026	1,293,495
1,348,000	Iron Mountain, Inc.(a)	4.375	06/01/2021	1,354,740
1,355,000	iStar, Inc.	6.500	07/01/2021	1,392,262
1,500,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2021	1,519,920
3,134,000	Starwood Property Trust, Inc.	5.000	12/15/2021	3,165,340

				14,126,477

	Retail—3.8%
2,398,000	DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.(a)	8.000	06/01/2021	2,448,957
1,539,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.500	05/01/2021	1,415,880
2,057,000	GameStop Corp.(a)	6.750	03/15/2021	2,077,570
1,669,000	Hot Topic, Inc.(a)	9.250	06/15/2021	1,627,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$4,304,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.250%	06/01/2026	$4,314,760
3,766,000	L Brands, Inc.	6.625	04/01/2021	3,973,130
1,545,000	Yum! Brands, Inc.	3.750	11/01/2021	1,529,550

				17,387,122

	Semiconductors—0.8%
3,260,000	Sensata Technologies UK Financing Co. PLC(a)	6.250	02/15/2026	3,443,375

	Software—4.3%
7,620,000	BMC Software Finance, Inc.(a)	8.125	07/15/2021	7,798,765
1,858,000	Donnelley Financial Solutions, Inc.	8.250	10/15/2024	1,950,900
2,379,000	MSCI, Inc.(a)	4.750	08/01/2026	2,367,105
3,902,000	Open Text Corp. (Canada)(a)	5.875	06/01/2026	4,038,570
3,391,000	TIBCO Software, Inc.(a)	11.375	12/01/2021	3,632,609

				19,787,949

	Telecommunications—10.8%
976,000	Anixter, Inc.	5.125	10/01/2021	1,007,720
5,409,000	CenturyLink, Inc., Series S	6.450	06/15/2021	5,652,405
1,074,000	Cogent Communications Finance, Inc.(a)	5.625	04/15/2021	1,082,055
2,017,000	CommScope, Inc.(a)	5.000	06/15/2021	2,034,649
252,000	CommScope, Inc.(a)	5.500	06/15/2024	256,095
1,144,000	Frontier Communications Corp.	6.250	09/15/2021	1,018,160
4,119,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	4,448,520
5,353,000	Intelsat Jackson Holdings SA (Luxembourg)	7.500	04/01/2021	5,413,221
2,818,000	Level 3 Financing, Inc.	6.125	01/15/2021	2,838,262
4,530,000	Sprint Communications, Inc.	11.500	11/15/2021	5,356,725
10,194,000	Sprint Corp.	7.250	09/15/2021	10,713,282
9,068,000	T-Mobile USA, Inc.	6.500	01/15/2026	9,609,269

				49,430,363

	Total Corporate Bonds (Cost $440,947,207)			441,356,297

Number of Shares
	Money Market Fund—1.6%
7,460,414	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(c) (Cost $7,460,414)			7,460,414

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $448,407,621)—98.1%			448,816,711

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—1.7%
7,785,070	Invesco Government & Agency Portfolio—Institutional Class, 1.85%(c)(d) (Cost $7,785,070)			7,785,070

	Total Investments in Securities (Cost $456,192,691)—99.8%			456,601,781
	Other assets less liabilities—0.2%			923,765

	Net Assets—100.0%			$457,525,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

August 31, 2018

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $159,903,578, which represented 34.95% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Schedule of Investments

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—96.8%
	Advertising—0.5%
$1,172,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250%	02/15/2022	$1,182,243

	Aerospace/Defense—3.1%
619,000	Bombardier, Inc. (Canada)(a)	5.750	03/15/2022	623,642
1,796,000	Bombardier, Inc. (Canada)(a)	6.000	10/15/2022	1,809,470
1,847,000	KLX, Inc.(a)	5.875	12/01/2022	1,916,262
883,000	Moog, Inc.(a)	5.250	12/01/2022	897,349
2,070,000	TransDigm, Inc.	6.000	07/15/2022	2,095,875
313,000	Triumph Group, Inc.	5.250	06/01/2022	295,003

				7,637,601

	Auto Parts & Equipment—0.4%
909,000	American Axle & Manufacturing, Inc.	6.625	10/15/2022	932,861

	Banks—0.8%
1,849,000	CIT Group, Inc.	5.000	08/15/2022	1,890,602

	Beverages—0.3%
1,000,000	Ajecorp BV (Spain)(a)	6.500	05/14/2022	779,000

	Building Materials—1.1%
1,855,000	Griffon Corp.	5.250	03/01/2022	1,837,006
897,000	USG Corp.(a)	4.875	06/01/2027	910,195

				2,747,201

	Chemicals—2.0%
2,224,000	Ashland LLC	4.750	08/15/2022	2,252,245
994,000	Hexion, Inc.(a)	10.375	02/01/2022	983,096
313,000	Huntsman International LLC	5.125	11/15/2022	323,955
183,000	Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)(a)	8.375	12/01/2022	187,117
443,000	Olin Corp.	5.500	08/15/2022	459,613
700,000	Olin Corp.	5.125	09/15/2027	694,750

				4,900,776

	Coal—0.3%
637,000	Peabody Energy Corp.(a)	6.000	03/31/2022	641,778

	Commercial Services—5.3%
1,482,000	ADT Corp. (The)	3.500	07/15/2022	1,407,900
749,000	Atento Luxco 1 SA (Spain)(a)	6.125	08/10/2022	733,960
1,400,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b)	5.125	06/01/2022	1,396,500
313,000	Cardtronics, Inc.	5.125	08/01/2022	308,774
486,000	Great Lakes Dredge & Dock Corp.	8.000	05/15/2022	500,580
1,580,000	Hertz Corp. (The)(a)	7.625	06/01/2022	1,572,100
619,000	Hertz Corp. (The)(b)	6.250	10/15/2022	580,313
627,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.(a)	7.875	10/01/2022	549,409
4,158,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	4,048,021
323,000	Quad/Graphics, Inc.	7.000	05/01/2022	329,460
1,564,000	United Rentals North America, Inc.	5.500	05/15/2027	1,564,000

				12,991,017

	Computers—1.0%
1,309,000	Harland Clarke Holdings Corp.(a)	8.375	08/15/2022	1,233,732
1,204,000	NCR Corp.	5.000	07/15/2022	1,179,920

				2,413,652

	Cosmetics/Personal Care—0.8%
765,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	781,256
1,035,000	Edgewell Personal Care Co.	4.700	05/24/2022	1,032,723

				1,813,979

	Distribution/Wholesale—0.3%
700,000	Global Partners LP/GLP Finance Corp.	6.250	07/15/2022	698,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services—4.8%
$1,380,000	Ally Financial, Inc.	4.125%	02/13/2022	$1,376,550
510,000	Ally Financial, Inc.	4.625	05/19/2022	514,462
1,253,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	6.875	04/15/2022	1,271,795
781,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	03/15/2022	785,881
472,000	Nationstar Mortgage LLC/Nationstar Capital Corp.(b)	6.500	06/01/2022	472,295
1,317,000	Navient Corp., MTN	7.250	01/25/2022	1,397,666
2,109,000	Navient Corp.	6.500	06/15/2022	2,183,448
749,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	762,108
437,000	SLM Corp.	5.125	04/05/2022	433,723
1,478,000	Springleaf Finance Corp.	6.125	05/15/2022	1,526,035
800,000	VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)	6.750	06/15/2022	826,000

				11,549,963

	Electric—1.7%
1,384,000	Calpine Corp.(a)	6.000	01/15/2022	1,413,410
1,990,000	NRG Energy, Inc.	6.250	07/15/2022	2,059,650
776,000	Talen Energy Supply LLC(a)	9.500	07/15/2022	752,720

				4,225,780

	Engineering & Construction—0.3%
321,000	AECOM Global II LLC/URS Fox US LP	5.000	04/01/2022	326,104
321,000	New Enterprise Stone & Lime Co., Inc.(a)	10.125	04/01/2022	346,279

				672,383

	Entertainment—2.2%
321,000	CCM Merger, Inc.(a)	6.000	03/15/2022	326,618
956,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.375	04/15/2027	929,710
313,000	Cinemark USA, Inc.	5.125	12/15/2022	316,130
2,100,000	International Game Technology PLC(a)	6.250	02/15/2022	2,177,700
313,000	Live Nation Entertainment, Inc.(a)	5.375	06/15/2022	319,651
1,057,000	National CineMedia LLC	6.000	04/15/2022	1,078,140
175,000	WMG Acquisition Corp.(a)	5.625	04/15/2022	178,281

				5,326,230

	Environmental Control—0.5%
752,000	Covanta Holding Corp.	6.375	10/01/2022	767,040
417,000	GFL Environmental, Inc. (Canada)(a)	5.625	05/01/2022	405,532

				1,172,572

	Food—0.9%
486,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	482,355
390,000	SunOpta Foods, Inc.(a)	9.500	10/09/2022	417,300
472,000	SUPERVALU, Inc.	7.750	11/15/2022	492,060
777,000	TreeHouse Foods, Inc.	4.875	03/15/2022	779,914

				2,171,629

	Forest Products & Paper—0.3%
598,000	Cascades, Inc. (Canada)(a)	5.500	07/15/2022	600,990

	Healthcare-Products—2.0%
327,000	Avanos Medical, Inc.	6.250	10/15/2022	335,993
1,796,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)	5.750	08/01/2022	1,683,750
2,990,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(a)	6.625	05/15/2022	2,948,887

				4,968,630

	Healthcare-Services—7.5%
313,000	Acadia Healthcare Co., Inc.	5.125	07/01/2022	316,130
2,102,000	Centene Corp.	4.750	05/15/2022	2,149,295
2,143,000	DaVita, Inc.	5.750	08/15/2022	2,177,824
1,530,000	Envision Healthcare Corp.(a)	5.125	07/01/2022	1,560,600
1,705,000	Envision Healthcare Corp.	5.625	07/15/2022	1,756,150
3,522,000	HCA, Inc.	7.500	02/15/2022	3,874,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services (continued)
$1,057,000	Molina Healthcare, Inc.	5.375%	11/15/2022	$1,083,425
5,123,000	Tenet Healthcare Corp.	8.125	04/01/2022	5,430,380

				18,348,004

	Home Builders—2.7%
800,000	AV Homes, Inc.	6.625	05/15/2022	819,000
768,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)(a)	6.125	07/01/2022	777,600
1,000,000	Century Communities, Inc.	6.875	05/15/2022	1,028,800
685,000	KB Home	7.500	09/15/2022	731,237
1,566,000	Lennar Corp.	4.125	01/15/2022	1,562,085
182,000	Lennar Corp.	5.375	10/01/2022	186,778
619,000	Lennar Corp.	4.750	11/15/2022	622,095
392,000	Meritage Homes Corp.	7.000	04/01/2022	423,360
486,000	New Home Co., Inc. (The)	7.250	04/01/2022	495,720

				6,646,675

	Insurance—0.2%
625,000	York Risk Services Holding Corp.(a)	8.500	10/01/2022	562,500

	Internet—1.8%
671,000	Cogent Communications Group, Inc.(a)	5.375	03/01/2022	686,098
1,057,000	Netflix, Inc.	5.500	02/15/2022	1,095,316
2,548,000	Zayo Group LLC/Zayo Capital, Inc.(a)	5.750	01/15/2027	2,560,740

				4,342,154

	Leisure Time—0.4%
994,000	24 Hour Fitness Worldwide, Inc.(a)(b)	8.000	06/01/2022	999,288

	Lodging—1.8%
1,192,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.875	04/01/2027	1,175,610
506,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	10.250	11/15/2022	551,540
1,299,000	MGM Resorts International	7.750	03/15/2022	1,430,524
1,155,000	Wyndham Destinations, Inc.	4.250	03/01/2022	1,117,393

				4,275,067

	Media—10.8%
5,055,000	Altice Luxembourg SA (Luxembourg)(a)	7.750	05/15/2022	4,890,713
1,167,000	AMC Networks, Inc.	4.750	12/15/2022	1,169,917
474,000	Cable One, Inc.(a)	5.750	06/15/2022	483,480
1,071,000	Cablevision Systems Corp.	5.875	09/15/2022	1,092,420
2,669,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.250	09/30/2022	2,692,354
891,000	Clear Channel Worldwide Holdings, Inc., Series A	6.500	11/15/2022	912,161
3,988,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	4,097,670
3,303,000	DISH DBS Corp.	5.875	07/15/2022	3,183,266
1,006,000	LIN Television Corp.	5.875	11/15/2022	1,031,150
666,000	Sinclair Television Group, Inc.	6.125	10/01/2022	685,281
1,679,000	Sirius XM Radio, Inc.(a)	3.875	08/01/2022	1,655,830
2,340,000	Tribune Media Co.	5.875	07/15/2022	2,386,800
800,000	Urban One, Inc.(a)	7.375	04/15/2022	798,000
1,196,000	Videotron Ltd. (Canada)	5.000	07/15/2022	1,221,415

				26,300,457

	Metal Fabricate/Hardware—0.2%
486,000	Hillman Group, Inc. (The)(a)	6.375	07/15/2022	464,130

	Mining—2.6%
1,350,000	First Quantum Minerals Ltd. (Zambia)(a)	7.250	05/15/2022	1,325,531
4,177,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	4,041,247
631,000	New Gold, Inc. (Canada)(a)	6.250	11/15/2022	563,168
443,000	Taseko Mines Ltd. (Canada)(a)	8.750	06/15/2022	447,430

				6,377,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Miscellaneous Manufacturing—1.3%
$313,000	Actuant Corp.	5.625%	06/15/2022	$320,042
1,057,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	1,063,606
762,000	EnPro Industries, Inc.	5.875	09/15/2022	780,098
865,000	Gates Global LLC/Gates Global Co.(a)	6.000	07/15/2022	875,813

				3,039,559

	Oil & Gas—12.1%
2,944,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)	10.000	04/01/2022	3,267,840
875,000	Athabasca Oil Corp. (Canada)(a)	9.875	02/24/2022	907,812
3,703,000	California Resources Corp.(a)(b)	8.000	12/15/2022	3,337,329
429,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.625	01/15/2022	426,855
818,000	Chesapeake Energy Corp.	4.875	04/15/2022	793,460
1,392,000	CITGO Petroleum Corp.(a)	6.250	08/15/2022	1,409,400
2,847,000	CNX Resources Corp.	5.875	04/15/2022	2,853,975
762,000	CVR Refining LLC/Coffeyville Finance, Inc.	6.500	11/01/2022	781,050
800,000	HighPoint Operating Corp.	7.000	10/15/2022	804,000
323,000	Murphy Oil USA, Inc.	5.625	05/01/2027	323,404
1,064,000	Newfield Exploration Co.	5.750	01/30/2022	1,127,840
1,863,000	Oasis Petroleum, Inc.	6.875	03/15/2022	1,900,260
491,000	Parker Drilling Co.(b)	6.750	07/15/2022	390,345
1,230,000	QEP Resources, Inc.	5.375	10/01/2022	1,242,669
765,000	Range Resources Corp.	5.875	07/01/2022	776,475
775,000	Range Resources Corp.	5.000	08/15/2022	767,250
1,218,000	Rowan Cos., Inc.	4.875	06/01/2022	1,138,830
671,000	SM Energy Co.	6.125	11/15/2022	693,646
1,497,000	Southwestern Energy Co.	4.100	03/15/2022	1,467,060
625,000	Teine Energy Ltd. (Canada)(a)	6.875	09/30/2022	631,250
1,353,000	Transocean, Inc.	5.800	10/15/2022	1,342,852
1,150,000	Tullow Oil PLC (Ghana)(a)	6.250	04/15/2022	1,139,938
1,910,000	WPX Energy, Inc.	6.000	01/15/2022	1,981,625

				29,505,165

	Oil & Gas Services—1.8%
702,000	Archrock Partners LP/Archrock Partners Finance Corp.	6.000	10/01/2022	703,755
902,000	Borets Finance DAC (Russia)(a)	6.500	04/07/2022	897,490
891,000	FTS International, Inc.	6.250	05/01/2022	875,407
901,000	KCA Deutag UK Finance PLC (United Kingdom)(a)	9.875	04/01/2022	903,253
1,260,000	Weatherford International Ltd.(b)	4.500	04/15/2022	1,102,500

				4,482,405

	Packaging & Containers—2.7%
1,476,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	4.250	09/15/2022	1,459,395
1,388,000	Ball Corp.	5.000	03/15/2022	1,438,315
794,000	Berry Global, Inc.	5.500	05/15/2022	809,880
763,000	Graphic Packaging International LLC	4.875	11/15/2022	770,630
481,000	Multi-Color Corp.(a)	6.125	12/01/2022	494,228
913,000	Owens-Brockway Glass Container, Inc.(a)	5.000	01/15/2022	918,706
696,000	Sealed Air Corp.(a)	4.875	12/01/2022	702,090

				6,593,244

	Pharmaceuticals—1.5%
2,261,000	Bausch Health Cos., Inc.(a)	6.500	03/15/2022	2,345,787
1,079,000	Endo Finance LLC(a)	5.750	01/15/2022	1,003,470
419,000	Endo Finance LLC/Endo Finco, Inc.(a)	7.250	01/15/2022	404,335

				3,753,592

	Pipelines—2.1%
1,418,000	Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)	6.125	11/15/2022	1,453,422
1,455,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.750	08/01/2022	1,491,375
427,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	431,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pipelines (continued)
$420,000	NuStar Logistics LP	4.750%	02/01/2022	$416,850
802,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	798,992
486,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.500	08/15/2022	486,000

				5,078,443

	Private Equity—1.7%
2,121,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.250	02/01/2022	2,184,418
1,916,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	1,955,834

				4,140,252

	REITs—2.1%
768,000	CoreCivic, Inc.	5.000	10/15/2022	769,920
4,000	CyrusOne LP/CyrusOne Finance Corp.	5.375	03/15/2027	4,030
2,396,000	Equinix, Inc.	5.375	05/15/2027	2,443,920
806,000	iStar, Inc.	6.000	04/01/2022	815,067
1,057,000	SBA Communications Corp.	4.875	07/15/2022	1,072,855

				5,105,792

	Retail—3.1%
1,671,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	4.625	01/15/2022	1,675,178
489,000	CEC Entertainment, Inc.	8.000	02/15/2022	464,550
323,000	Conn’s, Inc.	7.250	07/15/2022	326,165
619,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.750	01/15/2022	554,005
1,057,000	Group 1 Automotive, Inc.	5.000	06/01/2022	1,051,715
1,459,000	L Brands, Inc.	5.625	02/15/2022	1,482,709
836,000	Men’s Wearhouse, Inc. (The)(b)	7.000	07/01/2022	863,170
1,053,000	Penske Automotive Group, Inc.	5.750	10/01/2022	1,074,718

				7,492,210

	Semiconductors—0.3%
728,000	Advanced Micro Devices, Inc.	7.500	08/15/2022	819,000

	Software—1.3%
2,999,000	Infor US, Inc.	6.500	05/15/2022	3,052,892

	Telecommunications—8.5%
2,857,000	CenturyLink, Inc., Series T	5.800	03/15/2022	2,934,710
1,271,000	Consolidated Communications, Inc.	6.500	10/01/2022	1,205,861
1,057,000	Frontier Communications Corp.	8.750	04/15/2022	856,170
4,116,000	Frontier Communications Corp.	10.500	09/15/2022	3,642,660
2,104,000	Inmarsat Finance PLC (United Kingdom)(a)	4.875	05/15/2022	2,119,780
676,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	9.500	09/30/2022	787,540
1,520,000	Level 3 Financing, Inc.	5.375	08/15/2022	1,539,000
821,000	Level 3 Parent LLC	5.750	12/01/2022	829,210
389,000	Sprint Communications, Inc.	9.250	04/15/2022	445,405
4,398,000	Sprint Communications, Inc.	6.000	11/15/2022	4,462,607
800,000	T-Mobile USA, Inc.	4.000	04/15/2022	797,000
1,020,000	Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand)(a)	8.875	05/01/2022	1,035,300

				20,655,243

	Transportation—1.2%
2,837,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	2,941,175

	Trucking & Leasing—0.5%
1,164,000	Fortress Transportation & Infrastructure Investors LLC(a)	6.750	03/15/2022	1,209,105

	Total Corporate Bonds (Cost $235,655,642)			235,500,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

August 31, 2018

Number of Shares		Value
	Money Market Fund—1.6%
3,888,085	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(c) (Cost $3,888,085)	$3,888,085

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $239,543,727)— 98.4%	239,388,950

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—2.8%
6,702,345	Invesco Government & Agency Portfolio—Institutional Class, 1.85%(c)(d) (Cost $6,702,345)	6,702,345

	Total Investments in Securities (Cost $246,246,072)—101.2%	246,091,295
	Other assets less liabilities—(1.2)%	(2,899,049)

	Net Assets—100.0%	$243,192,246

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $86,503,838, which represented 35.57% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Schedule of Investments

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.6%
	Advertising—0.4%
$486,000	Lamar Media Corp.	5.000%	05/01/2023	$496,935

	Aerospace/Defense—1.1%
1,207,000	Bombardier, Inc. (Canada)(a)	6.125	01/15/2023	1,222,087

	Auto Manufacturers—1.6%
1,100,000	Fiat Chrysler Automobiles NV (United Kingdom)	5.250	04/15/2023	1,120,625
703,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	5.625	02/01/2023	695,970

				1,816,595

	Auto Parts & Equipment—0.9%
179,000	Dana, Inc.	6.000	09/15/2023	185,041
860,000	Goodyear Tire & Rubber Co. (The)(b)	5.125	11/15/2023	860,000

				1,045,041

	Banks—0.5%
518,000	CIT Group, Inc.	5.000	08/01/2023	527,712

	Biotechnology—0.5%
564,000	AMAG Pharmaceuticals, Inc.(a)	7.875	09/01/2023	597,310

	Building Materials—1.4%
482,000	Masonite International Corp.(a)	5.625	03/15/2023	495,255
190,000	Norbord, Inc. (Canada)(a)	6.250	04/15/2023	198,787
850,000	Summit Materials LLC/Summit Materials Finance Corp.	6.125	07/15/2023	865,938

				1,559,980

	Chemicals—1.6%
604,000	A Schulman, Inc.	6.875	06/01/2023	636,707
482,000	CF Industries, Inc.	3.450	06/01/2023	464,527
443,000	CVR Partners LP/CVR Nitrogen Finance Corp.(a)	9.250	06/15/2023	474,010
179,000	PolyOne Corp.	5.250	03/15/2023	185,095

				1,760,339

	Commercial Services—3.3%
462,000	ADT Corp. (The)	4.125	06/15/2023	440,632
519,000	Ahern Rentals, Inc.(a)	7.375	05/15/2023	513,187
518,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)	5.500	04/01/2023	517,352
1,723,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)	6.375	08/01/2023	1,735,923
326,000	R.R. Donnelley & Sons Co.(b)	6.500	11/15/2023	330,483
179,000	WEX, Inc.(a)	4.750	02/01/2023	180,119

				3,717,696

	Computers—1.6%
1,159,000	EMC Corp.	3.375	06/01/2023	1,095,231
704,000	NCR Corp.	6.375	12/15/2023	708,400

				1,803,631

	Cosmetics/Personal Care—0.5%
604,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	520,950

	Distribution/Wholesale—0.7%
179,000	American Builders & Contractors Supply Co., Inc.(a)	5.750	12/15/2023	184,370
369,000	Global Partners LP/GLP Finance Corp.	7.000	06/15/2023	372,690
190,000	Univar USA, Inc.(a)	6.750	07/15/2023	196,175

				753,235

	Diversified Financial Services—2.3%
474,000	Credit Acceptance Corp.	7.375	03/15/2023	498,292
1,032,000	Navient Corp., GMTN	5.500	01/25/2023	1,024,250
518,000	Navient Corp.	7.250	09/25/2023	549,080
433,000	Springleaf Finance Corp.	8.250	10/01/2023	479,548

				2,551,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric—2.6%
$703,000	AES Corp. (The)	4.875%	05/15/2023	$715,303
1,379,000	Calpine Corp.	5.375	01/15/2023	1,315,221
300,000	InterGen NV (Netherlands)(a)	7.000	06/30/2023	298,650
620,000	Vistra Energy Corp.	5.875	06/01/2023	640,925

				2,970,099

	Electrical Components & Equipment—0.3%
351,000	EnerSys(a)	5.000	04/30/2023	355,826

	Entertainment—1.2%
190,000	Carmike Cinemas, Inc.(a)	6.000	06/15/2023	194,275
876,000	Cinemark USA, Inc.	4.875	06/01/2023	869,430
298,000	WMG Acquisition Corp.(a)	5.000	08/01/2023	296,882

				1,360,587

	Food—0.8%
946,000	Dean Foods Co.(a)(b)	6.500	03/15/2023	903,430

	Forest Products & Paper—0.5%
351,000	Cascades, Inc. (Canada)(a)	5.750	07/15/2023	352,790
179,000	Clearwater Paper Corp.	4.500	02/01/2023	166,918

				519,708

	Gas—1.1%
401,000	LBC Tank Terminals Holding Netherlands BV (Belgium)(a)	6.875	05/15/2023	402,003
876,000	NGL Energy Partners LP/NGL Energy Finance Corp.	7.500	11/01/2023	898,995

				1,300,998

	Healthcare-Products—1.2%
179,000	Hill-Rom Holdings, Inc.(a)	5.750	09/01/2023	185,265
187,000	Mallinckrodt International Finance SA	4.750	04/15/2023	163,158
690,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)	5.625	10/15/2023	618,412
351,000	Sotera Health Holdings LLC(a)	6.500	05/15/2023	362,197

				1,329,032

	Healthcare-Services—7.0%
747,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	765,675
2,067,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	1,973,985
179,000	Encompass Health Corp.	5.125	03/15/2023	179,448
1,465,000	HCA, Inc.	5.875	05/01/2023	1,541,913
434,000	LifePoint Health, Inc.	5.875	12/01/2023	456,355
946,000	RegionalCare Hospital Partners Holdings, Inc.(a)	8.250	05/01/2023	1,009,855
1,895,000	Tenet Healthcare Corp.(b)	6.750	06/15/2023	1,902,106

				7,829,337

	Home Builders—1.4%
518,000	KB Home	7.625	05/15/2023	556,280
179,000	Lennar Corp.	4.875	12/15/2023	179,895
351,000	Mattamy Group Corp. (Canada)(a)	6.875	12/15/2023	358,898
466,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.875	04/15/2023	468,470

				1,563,543

	Home Furnishings—0.5%
588,000	Tempur Sealy International, Inc.	5.625	10/15/2023	590,940

	Household Products/Wares—0.9%
351,000	Central Garden & Pet Co.	6.125	11/15/2023	363,724
690,000	Kronos Acquisition Holdings, Inc. (Canada)(a)	9.000	08/15/2023	633,075

				996,799

	Housewares—0.3%
351,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	358,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Insurance—0.6%
$351,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(a)	8.250%	08/01/2023	$365,040
351,000	Genworth Holdings, Inc.	4.900	08/15/2023	316,777

				681,817

	Internet—1.3%
1,425,000	Zayo Group LLC/Zayo Capital, Inc.	6.000	04/01/2023	1,475,830

	Iron/Steel—1.0%
518,000	Allegheny Technologies, Inc.	7.875	08/15/2023	556,202
179,000	Commercial Metals Co.	4.875	05/15/2023	175,420
391,000	Steel Dynamics, Inc.	5.250	04/15/2023	398,449

				1,130,071

	Leisure Time—1.8%
518,000	LTF Merger Sub, Inc.(a)	8.500	06/15/2023	542,605
596,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	603,450
446,000	Sabre GLBL, Inc.(a)	5.250	11/15/2023	449,180
411,000	Vista Outdoor, Inc.	5.875	10/01/2023	404,835

				2,000,070

	Lodging—1.8%
351,000	Diamond Resorts International, Inc.(a)	7.750	09/01/2023	368,441
333,000	Interval Acquisition Corp.	5.625	04/15/2023	337,162
946,000	MGM Resorts International	6.000	03/15/2023	984,455
351,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	4.250	05/30/2023	337,838

				2,027,896

	Media—10.4%
4,350,000	Altice Financing SA (Luxembourg)(a)	6.625	02/15/2023	4,388,019
600,000	Altice US Finance I Corp.(a)	5.375	07/15/2023	605,250
1,032,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.125	02/15/2023	1,035,870
1,032,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.125	05/01/2023	1,034,580
501,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	09/01/2023	511,020
1,207,000	DISH DBS Corp.	5.000	03/15/2023	1,078,756
518,000	Midcontinent Communications / Midcontinent Finance Corp.(a)	6.875	08/15/2023	547,137
946,000	Quebecor Media, Inc. (Canada)	5.750	01/15/2023	983,840
190,000	Sirius XM Radio, Inc.(a)	4.625	05/15/2023	189,810
1,393,000	Univision Communications, Inc.(a)	5.125	05/15/2023	1,326,833

				11,701,115

	Mining—3.4%
950,000	First Quantum Minerals Ltd. (Zambia)(a)	7.250	04/01/2023	931,000
1,761,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	1,697,164
518,000	Hudbay Minerals, Inc. (Canada)(a)	7.250	01/15/2023	529,655
330,000	Teck Resources Ltd. (Canada)	3.750	02/01/2023	325,842
401,000	Vedanta Resources PLC (India)(a)	7.125	05/31/2023	391,677

				3,875,338

	Office/Business Equipment—0.2%
179,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2023	183,027

	Oil & Gas—6.7%
600,000	Bruin E&P Partners LLC(a)	8.875	08/01/2023	622,500
298,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.750	04/15/2023	296,510
774,000	Carrizo Oil & Gas, Inc.(b)	6.250	04/15/2023	795,285
351,000	Chesapeake Energy Corp.	5.750	03/15/2023	342,225
351,000	Eclipse Resources Corp.	8.875	07/15/2023	358,020
351,000	Gulfport Energy Corp.	6.625	05/01/2023	359,775
434,000	Laredo Petroleum, Inc.	6.250	03/15/2023	437,255
807,000	MEG Energy Corp. (Canada)(a)	6.375	01/30/2023	736,387
1,109,000	Nabors Industries, Inc.	5.500	01/15/2023	1,111,627
344,000	Oasis Petroleum, Inc.	6.875	01/15/2023	351,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$351,000	Precision Drilling Corp. (Canada)	7.750%	12/15/2023	$372,938
688,000	QEP Resources, Inc.	5.250	05/01/2023	674,240
265,000	Seven Generations Energy Ltd. (Canada)(a)	6.875	06/30/2023	276,925
351,000	Whiting Petroleum Corp.	6.250	04/01/2023	362,408
348,000	WPX Energy, Inc.	8.250	08/01/2023	396,720

				7,494,555

	Oil & Gas Services—0.9%
688,000	Weatherford International Ltd.(b)	8.250	06/15/2023	641,560
351,000	Weatherford International Ltd.(b)	9.875	02/15/2024	333,450

				975,010

	Packaging & Containers—5.9%
600,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	4.625	05/15/2023	596,250
860,000	Ball Corp.	4.000	11/15/2023	843,875
519,000	Berry Global, Inc.	5.125	07/15/2023	518,351
952,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	954,380
688,000	Owens-Brockway Glass Container, Inc.(a)	5.875	08/15/2023	707,780
2,649,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a)	5.125	07/15/2023	2,642,378
351,000	Sealed Air Corp.(a)	5.250	04/01/2023	358,020

				6,621,034

	Pharmaceuticals—4.4%
1,032,000	Bausch Health Cos., Inc.(a)	5.500	03/01/2023	977,954
2,841,000	Bausch Health Cos., Inc.(a)	5.875	05/15/2023	2,726,650
600,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	6.000	07/15/2023	519,000
607,000	Endo Finance LLC/Endo Finco, Inc.(a)	5.375	01/15/2023	522,020
250,000	Horizon Pharma, Inc.	6.625	05/01/2023	255,625

				5,001,249

	Pipelines—2.7%
688,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.250	04/01/2023	712,940
406,000	DCP Midstream Operating LP	3.875	03/15/2023	396,865
351,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.000	05/15/2023	347,051
351,000	PBF Logistics LP/PBF Logistics Finance Corp.	6.875	05/15/2023	360,214
298,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	11/15/2023	289,805
179,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.250	05/01/2023	181,685
519,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	504,728
265,000	Williams Cos., Inc. (The)	3.700	01/15/2023	262,681

				3,055,969

	Real Estate—0.6%
706,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	4.875	06/01/2023	663,640

	REITs—1.9%
434,000	CoreCivic, Inc.	4.625	05/01/2023	423,150
418,000	GEO Group, Inc. (The)	5.125	04/01/2023	405,460
466,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)	6.000	04/15/2023	448,525
860,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.250	10/15/2023	814,583

				2,091,718

	Retail—4.9%
314,000	Beacon Roofing Supply, Inc.	6.375	10/01/2023	324,205
351,000	Brinker International, Inc.	3.875	05/15/2023	331,695
179,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.750	06/15/2023	154,835
369,000	Group 1 Automotive, Inc.(a)	5.250	12/15/2023	360,698
704,000	JC Penney Corp., Inc.(a)(b)	5.875	07/01/2023	635,360
518,000	L Brands, Inc.(b)	5.625	10/15/2023	520,590
546,000	Party City Holdings, Inc.(a)	6.125	08/15/2023	556,920
1,920,000	Rite Aid Corp.(a)	6.125	04/01/2023	1,732,224
280,000	Sally Holdings LLC/Sally Capital, Inc.	5.500	11/01/2023	271,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$486,000	Sonic Automotive, Inc.	5.000%	05/15/2023	$460,485
179,000	Yum! Brands, Inc.	3.875	11/01/2023	171,616

				5,520,228

	Semiconductors—0.3%
351,000	Sensata Technologies BV(a)	4.875	10/15/2023	352,316

	Software—5.9%
518,000	First Data Corp.(a)	5.375	08/15/2023	528,438
2,927,000	First Data Corp.(a)	7.000	12/01/2023	3,052,861
518,000	Informatica LLC(a)	7.125	07/15/2023	529,655
190,000	IQVIA, Inc.(a)	4.875	05/15/2023	191,425
1,032,000	Open Text Corp. (Canada)(a)	5.625	01/15/2023	1,070,700
519,000	Riverbed Technology, Inc.(a)(b)	8.875	03/01/2023	482,021
518,000	Sophia LP/Sophia Finance, Inc.(a)	9.000	09/30/2023	542,605
300,000	Veritas US, Inc./Veritas Bermuda Ltd.(a)	7.500	02/01/2023	288,750

				6,686,455

	Telecommunications—7.5%
688,000	CenturyLink, Inc., Series W(b)	6.750	12/01/2023	718,960
863,000	Intelsat Jackson Holdings SA (Luxembourg)	5.500	08/01/2023	789,386
1,117,000	Level 3 Financing, Inc.	5.625	02/01/2023	1,133,431
604,000	Level 3 Financing, Inc.	5.125	05/01/2023	604,960
351,000	Plantronics, Inc.(a)	5.500	05/31/2023	349,245
4,309,000	Sprint Corp.	7.875	09/15/2023	4,648,334
250,000	Windstream Services LLC/Windstream Finance Corp.(a)	9.000	06/30/2025	181,875

				8,426,191

	Transportation—1.2%
518,000	Kenan Advantage Group, Inc. (The)(a)	7.875	07/31/2023	534,188
365,000	Watco Cos. LLC/Watco Finance Corp.(a)	6.375	04/01/2023	374,581
475,000	XPO Logistics, Inc.(a)	6.125	09/01/2023	491,031

				1,399,800

	Total Corporate Bonds (Cost $110,337,054)			109,814,329

Number of Shares
	Money Market Fund—0.7%
751,108	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(c) (Cost $751,108)			751,108

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $111,088,162)— 98.3%			110,565,437

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—7.5%
8,428,925	Invesco Government & Agency Portfolio—Institutional Class, 1.85%(c)(d) (Cost $8,428,925)			8,428,925

	Total Investments in Securities (Cost $119,517,087)—105.8%			118,994,362
	Other assets less liabilities—(5.8)%			(6,573,690)

	Net Assets—100.0%			$112,420,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

August 31, 2018

Investment Abbreviations:

GMTN—Global Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $49,596,658, which represented 44.12% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Schedule of Investments

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.7%
	Advertising—0.4%
$226,000	MDC Partners, Inc.(a)	6.500%	05/01/2024	$203,683

	Aerospace/Defense—1.4%
670,000	TransDigm, Inc.	6.500	07/15/2024	682,563

	Airlines—0.5%
225,000	United Continental Holdings, Inc.(b)	5.000	02/01/2024	223,875

	Apparel—0.8%
392,000	Hanesbrands, Inc.(a)	4.625	05/15/2024	384,160

	Auto Manufacturers—0.7%
336,000	Allison Transmission, Inc.(a)	5.000	10/01/2024	331,800

	Building Materials—2.4%
448,000	Builders FirstSource, Inc.(a)	5.625	09/01/2024	436,800
457,000	CEMEX Finance LLC (Mexico)(a)	6.000	04/01/2024	469,001
225,000	Louisiana-Pacific Corp.	4.875	09/15/2024	223,875

				1,129,676

	Chemicals—2.9%
600,000	Axalta Coating Systems LLC(a)	4.875	08/15/2024	597,750
300,000	INEOS Group Holdings SA (Luxembourg)(a)	5.625	08/01/2024	296,871
225,000	Rayonier AM Products, Inc.(a)	5.500	06/01/2024	215,512
230,000	WR Grace & Co.-Conn(a)	5.625	10/01/2024	243,876

				1,354,009

	Commercial Services—2.6%
225,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	6.375	04/01/2024	225,000
114,000	Hertz Corp. (The)(a)	5.500	10/15/2024	96,045
136,000	R.R. Donnelley & Sons Co.(b)	6.000	04/01/2024	138,720
328,000	Service Corp. International	5.375	05/15/2024	335,790
448,000	ServiceMaster Co. LLC (The)(a)	5.125	11/15/2024	441,280

				1,236,835

	Distribution/Wholesale—1.0%
225,000	HD Supply, Inc.(a)(c)	5.750	04/15/2024	237,094
225,000	Performance Food Group, Inc.(a)	5.500	06/01/2024	222,469

				459,563

	Diversified Financial Services—2.3%
502,000	Ally Financial, Inc.	5.125	09/30/2024	514,550
336,000	Navient Corp., MTN	6.125	03/25/2024	335,160
225,000	Navient Corp.	5.875	10/25/2024	218,812

				1,068,522

	Electric—1.8%
207,000	Calpine Corp.(a)	5.875	01/15/2024	209,329
448,000	Calpine Corp.	5.500	02/01/2024	412,935
225,000	NRG Yield Operating LLC	5.375	08/15/2024	227,250

				849,514

	Electrical Components & Equipment—0.5%
225,000	WESCO Distribution, Inc.	5.375	06/15/2024	224,156

	Engineering & Construction—1.1%
502,000	AECOM	5.875	10/15/2024	538,340

	Entertainment—2.0%
280,000	Live Nation Entertainment, Inc.(a)	4.875	11/01/2024	276,150
225,000	Mohegan Gaming & Entertainment(a)(b)	7.875	10/15/2024	209,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Entertainment (continued)
$480,000	Six Flags Entertainment Corp.(a)	4.875%	07/31/2024	$472,800

				958,481

	Environmental Control—1.0%
225,000	Advanced Disposal Services, Inc.(a)	5.625	11/15/2024	225,562
225,000	Covanta Holding Corp.	5.875	03/01/2024	227,250

				452,812

	Food—3.5%
363,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625	06/15/2024	352,110
200,000	JBS Investments GmbH(a)	7.250	04/03/2024	199,202
448,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	5.875	07/15/2024	432,880
353,000	TreeHouse Foods, Inc.(a)(b)	6.000	02/15/2024	358,736
300,000	US Foods, Inc.(a)	5.875	06/15/2024	303,750

				1,646,678

	Food Service—1.1%
502,000	Aramark Services, Inc.	5.125	01/15/2024	511,031

	Gas—0.5%
225,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.625	05/20/2024	224,437

	Healthcare-Services—8.4%
225,000	Acadia Healthcare Co., Inc.	6.500	03/01/2024	234,281
670,000	DaVita, Inc.	5.125	07/15/2024	649,310
670,000	Encompass Health Corp.	5.750	11/01/2024	680,888
224,000	Envision Healthcare Corp.(a)	6.250	12/01/2024	240,240
225,000	LifePoint Health, Inc.	5.375	05/01/2024	234,563
894,000	MPH Acquisition Holdings LLC(a)	7.125	06/01/2024	927,525
1,006,000	Tenet Healthcare Corp.	4.625	07/15/2024	987,922

				3,954,729

	Holding Companies-Diversified—0.6%
300,000	Stena AB (Sweden)(a)	7.000	02/01/2024	282,750

	Home Builders—1.0%
225,000	Lennar Corp.	5.875	11/15/2024	234,585
225,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	225,270

				459,855

	Household Products/Wares—0.5%
225,000	Prestige Brands, Inc.(a)	6.375	03/01/2024	228,161

	Insurance—0.4%
226,000	Genworth Holdings, Inc.	4.800	02/15/2024	202,270

	Internet—0.5%
225,000	Netflix, Inc.	5.750	03/01/2024	230,906

	Lodging—1.4%
224,000	Diamond Resorts International, Inc.(a)	10.750	09/01/2024	234,640
448,000	Hilton Domestic Operating Co., Inc.	4.250	09/01/2024	436,800

				671,440

	Machinery-Construction & Mining—0.7%
336,000	Vertiv Group Corp.(a)	9.250	10/15/2024	346,920

	Machinery-Diversified—0.5%
225,000	SPX FLOW, Inc.(a)	5.625	08/15/2024	226,688

	Media—13.3%
200,000	Altice Finco SA (Luxembourg)(a)	8.125	01/15/2024	202,500
650,000	Altice France SA (France)(a)	6.250	05/15/2024	644,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media (continued)
$614,000	AMC Networks, Inc.	5.000%	04/01/2024	$605,557
1,400,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.875	04/01/2024	1,431,500
226,000	Cengage Learning, Inc.(a)(b)	9.500	06/15/2024	195,626
336,000	CSC Holdings LLC	5.250	06/01/2024	326,760
894,000	DISH DBS Corp.	5.875	11/15/2024	781,132
290,000	Gray Television, Inc.(a)	5.125	10/15/2024	284,925
225,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)	7.875	05/15/2024	198,844
363,000	Nexstar Broadcasting, Inc.(a)	5.625	08/01/2024	357,628
225,000	Sinclair Television Group, Inc.(a)	5.625	08/01/2024	222,188
225,000	Videotron Ltd. (Canada)(a)	5.375	06/15/2024	232,031
200,000	Virgin Media Finance PLC (United Kingdom)(a)	6.000	10/15/2024	198,250
600,000	VTR Finance BV (Chile)(a)	6.875	01/15/2024	614,850

				6,296,103

	Metal Fabricate/Hardware—1.2%
558,000	Novelis Corp.(a)	6.250	08/15/2024	566,370

	Mining—1.8%
225,000	Coeur Mining, Inc.	5.875	06/01/2024	215,719
300,000	Constellium NV(a)	5.750	05/15/2024	300,375
336,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	325,080

				841,174

	Office/Business Equipment—0.6%
280,000	CDW LLC/CDW Finance Corp.	5.500	12/01/2024	292,600

	Oil & Gas—7.2%
225,000	Baytex Energy Corp. (Canada)(a)	5.625	06/01/2024	213,750
431,000	Callon Petroleum Co.	6.125	10/01/2024	442,852
336,000	Diamondback Energy, Inc.	4.750	11/01/2024	339,360
315,000	Ensco PLC	4.500	10/01/2024	262,631
225,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)(b)	8.000	11/29/2024	226,687
448,000	Gulfport Energy Corp.	6.000	10/15/2024	444,640
448,000	Newfield Exploration Co.	5.625	07/01/2024	479,920
225,000	Parsley Energy LLC/Parsley Finance Corp.(a)	6.250	06/01/2024	235,125
225,000	Precision Drilling Corp. (Canada)	5.250	11/15/2024	215,438
226,000	Rowan Cos., Inc.	4.750	01/15/2024	195,490
114,000	SM Energy Co.	5.000	01/15/2024	111,150
225,000	WPX Energy, Inc.	5.250	09/15/2024	227,813

				3,394,856

	Packaging & Containers—4.0%
650,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	7.250	05/15/2024	685,750
626,000	BWAY Holding Co.(a)	5.500	04/15/2024	623,652
321,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a)	7.000	07/15/2024	326,738
225,000	Sealed Air Corp.(a)	5.125	12/01/2024	228,938

				1,865,078

	Pharmaceuticals—0.4%
200,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(b)	5.875	10/15/2024	200,750

	Pipelines—4.1%
700,000	Cheniere Corpus Christi Holdings LLC	7.000	06/30/2024	777,000
670,000	Energy Transfer Equity LP	5.875	01/15/2024	713,550
225,000	Genesis Energy LP/Genesis Energy Finance Corp.	5.625	06/15/2024	210,938
225,000	Williams Cos., Inc. (The)	4.550	06/24/2024	229,925

				1,931,413

	Private Equity—0.5%
225,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	233,156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Real Estate—1.4%
$670,000	Kennedy-Wilson, Inc.	5.875%	04/01/2024	$667,488

	REITs—3.5%
225,000	GEO Group, Inc. (The)	5.875	10/15/2024	220,500
448,000	Iron Mountain, Inc.	5.750	08/15/2024	445,200
558,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	5.625	05/01/2024	576,135
225,000	SBA Communications Corp.	4.875	09/01/2024	222,570
225,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)	7.125	12/15/2024	204,399

				1,668,804

	Retail—3.4%
670,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	4.250	05/15/2024	641,525
336,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	338,520
225,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.000	06/01/2024	225,000
178,000	Penske Automotive Group, Inc.	5.375	12/01/2024	176,442
225,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	06/01/2024	221,625

				1,603,112

	Semiconductors—0.7%
336,000	Sensata Technologies BV(a)	5.625	11/01/2024	349,020

	Software—8.2%
336,000	Camelot Finance SA(a)	7.875	10/15/2024	335,580
230,000	CDK Global, Inc.	5.000	10/15/2024	236,325
787,000	First Data Corp.(a)	5.000	01/15/2024	791,565
1,118,000	First Data Corp.(a)	5.750	01/15/2024	1,144,552
224,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(a)	10.000	11/30/2024	250,320
280,000	PTC, Inc.	6.000	05/15/2024	294,700
670,000	Rackspace Hosting, Inc.(a)(b)	8.625	11/15/2024	661,206
200,000	Veritas US, Inc./Veritas Bermuda Ltd.(a)	10.500	02/01/2024	173,000

				3,887,248

	Storage/Warehousing—0.5%
225,000	Mobile Mini, Inc.	5.875	07/01/2024	228,938

	Telecommunications—6.4%
502,000	CenturyLink, Inc., Series Y(b)	7.500	04/01/2024	538,395
225,000	Cincinnati Bell, Inc.(a)	7.000	07/15/2024	199,125
225,000	GTT Communications, Inc.(a)	7.875	12/31/2024	213,750
200,000	Inmarsat Finance PLC (United Kingdom)(a)	6.500	10/01/2024	206,000
458,000	Level 3 Financing, Inc.	5.375	01/15/2024	459,145
1,342,000	Sprint Corp.	7.125	06/15/2024	1,395,680

				3,012,095

	Total Corporate Bonds (Cost $46,834,732)			46,122,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

August 31, 2018

Number of Shares		Value
	Money Market Fund—0.8%
401,195	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(d) (Cost $401,195)	$401,195

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $47,235,927)—98.5%	46,523,254

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—4.9%
2,301,700	Invesco Government & Agency Portfolio—Institutional Class, 1.85%(d)(e) (Cost $2,301,700)	2,301,700

	Total Investments in Securities (Cost $49,537,627)—103.4%	48,824,954
	Other assets less liabilities—(3.4)%	(1,615,132)

	Net Assets—100.0%	$47,209,822

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $23,162,036, which represented 49.06% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Schedule of Investments

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.0%
	Aerospace/Defense—1.2%
$259,000	TransDigm, Inc.	6.500%	05/15/2025	$264,180

	Agriculture—1.5%
339,000	Vector Group Ltd.(a)	6.125	02/01/2025	326,288

	Auto Parts & Equipment—1.2%
130,000	American Axle & Manufacturing, Inc.	6.250	04/01/2025	129,837
130,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	130,325

				260,162

	Beverages—1.2%
260,000	Cott Holdings, Inc. (Canada)(a)	5.500	04/01/2025	255,281

	Chemicals—2.3%
206,000	Consolidated Energy Finance SA (Switzerland)(a)	6.875	06/15/2025	213,313
200,000	SPCM SA (France)(a)	4.875	09/15/2025	191,686
100,000	Venator Finance Sarl/Venator Materials LLC(a)	5.750	07/15/2025	93,750

				498,749

	Coal—1.4%
100,000	Peabody Energy Corp.(a)	6.375	03/31/2025	101,750
194,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(a)	7.500	06/15/2025	202,730

				304,480

	Commercial Services—5.3%
130,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.250	03/15/2025	122,362
175,000	Garda World Security Corp. (Canada)(a)	8.750	05/15/2025	172,812
226,000	Gartner, Inc.(a)	5.125	04/01/2025	229,390
130,000	Laureate Education, Inc.(a)	8.250	05/01/2025	140,563
130,000	Ritchie Bros Auctioneers, Inc. (Canada)(a)	5.375	01/15/2025	129,350
260,000	Team Health Holdings, Inc.(a)(b)	6.375	02/01/2025	226,850
144,000	United Rentals North America, Inc.	5.500	07/15/2025	147,420

				1,168,747

	Distribution/Wholesale—1.2%
260,000	KAR Auction Services, Inc.(a)	5.125	06/01/2025	255,450

	Diversified Financial Services—5.8%
100,000	Ally Financial, Inc.	4.625	03/30/2025	100,250
130,000	Ally Financial, Inc.	5.750	11/20/2025	135,200
130,000	LPL Holdings, Inc.(a)	5.750	09/15/2025	127,400
130,000	Navient Corp.	6.750	06/25/2025	130,000
130,000	NFP Corp.(a)	6.875	07/15/2025	128,050
387,000	Quicken Loans, Inc.(a)	5.750	05/01/2025	385,065
260,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(a)	6.750	06/01/2025	253,500

				1,259,465

	Electric—2.4%
89,000	AES Corp. (The)	5.500	04/15/2025	91,892
260,000	Calpine Corp.	5.750	01/15/2025	237,250
260,000	Talen Energy Supply LLC	6.500	06/01/2025	195,000

				524,142

	Engineering & Construction—1.9%
259,000	Brand Industrial Services, Inc.(a)	8.500	07/15/2025	267,094
144,000	Tutor Perini Corp.(a)	6.875	05/01/2025	146,880

				413,974

	Entertainment—3.7%
130,000	AMC Entertainment Holdings, Inc.	5.750	06/15/2025	126,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Entertainment (continued)
$259,000	Eldorado Resorts, Inc.	6.000%	04/01/2025	$264,504
400,000	International Game Technology PLC(a)	6.500	02/15/2025	422,000

				813,173

	Food—2.8%
260,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	5.750	03/15/2025	236,600
130,000	B&G Foods, Inc.(b)	5.250	04/01/2025	126,587
260,000	Post Holdings, Inc.(a)	5.500	03/01/2025	260,000

				623,187

	Gas—0.6%
130,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.500	05/20/2025	128,050

	Healthcare-Products—1.0%
260,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)	5.500	04/15/2025	223,275

	Healthcare-Services—7.0%
130,000	Centene Corp.	4.750	01/15/2025	130,975
260,000	DaVita, Inc.	5.000	05/01/2025	247,650
542,000	HCA, Inc.	5.375	02/01/2025	549,550
130,000	Surgery Center Holdings, Inc.(a)(b)	6.750	07/01/2025	126,100
260,000	Tenet Healthcare Corp.	5.125	05/01/2025	258,700
208,000	WellCare Health Plans, Inc.	5.250	04/01/2025	213,200

				1,526,175

	Home Builders—0.6%
130,000	Lennar Corp.	4.750	05/30/2025	128,375

	Household Products/Wares—0.9%
186,000	Spectrum Brands, Inc.	5.750	07/15/2025	188,790

	Insurance—1.2%
130,000	AssuredPartners, Inc.(a)	7.000	08/15/2025	127,725
130,000	USIS Merger Sub, Inc.(a)	6.875	05/01/2025	129,675

				257,400

	Internet—1.5%
130,000	Netflix, Inc.	5.875	02/15/2025	134,550
179,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	187,726

				322,276

	Iron/Steel—1.2%
260,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	256,311

	Lodging—2.4%
158,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	156,420
130,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)	5.875	05/15/2025	121,713
259,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	5.500	03/01/2025	256,902

				535,035

	Machinery-Construction & Mining—0.6%
130,000	Terex Corp.(a)	5.625	02/01/2025	129,188

	Media—6.5%
100,000	Altice Finco SA, MTN (Luxembourg)(a)	7.625	02/15/2025	88,375
460,000	Altice Luxembourg SA (Luxembourg)(a)(b)	7.625	02/15/2025	426,899
309,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.375	05/01/2025	307,841
174,000	Sirius XM Radio, Inc.(a)	5.375	04/15/2025	177,045
260,000	Univision Communications, Inc.(a)	5.125	02/15/2025	239,200
200,000	Ziggo Bond Finance BV (Netherlands)(a)	5.875	01/15/2025	187,750

				1,427,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Mining—2.1%
$200,000	First Quantum Minerals Ltd. (Zambia)(a)	7.500%	04/01/2025	$193,250
158,000	Hudbay Minerals, Inc. (Canada)(a)	7.625	01/15/2025	161,358
100,000	IAMGOLD Corp. (Canada)(a)	7.000	04/15/2025	101,000

				455,608

	Miscellaneous Manufacturing—0.6%
130,000	Koppers, Inc.(a)	6.000	02/15/2025	130,975

	Office/Business Equipment—0.6%
130,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	129,837

	Oil & Gas—11.5%
259,000	Chesapeake Energy Corp.(b)	8.000	01/15/2025	265,151
130,000	Ensco PLC	5.200	03/15/2025	109,200
387,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	8.000	02/15/2025	281,542
260,000	Gulfport Energy Corp.	6.375	05/15/2025	258,700
260,000	Halcon Resources Corp.	6.750	02/15/2025	244,075
130,000	MEG Energy Corp. (Canada)(a)	6.500	01/15/2025	129,838
130,000	Parsley Energy LLC/Parsley Finance Corp.(a)	5.375	01/15/2025	131,612
259,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	273,893
130,000	Range Resources Corp.	4.875	05/15/2025	125,125
130,000	Rowan Cos., Inc.	7.375	06/15/2025	125,450
130,000	SM Energy Co.	5.625	06/01/2025	129,350
435,000	Southwestern Energy Co.	6.200	01/23/2025	437,175

				2,511,111

	Packaging & Containers—4.3%
401,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	6.000	02/15/2025	392,980
130,000	Ball Corp.	5.250	07/01/2025	134,550
259,000	BWAY Holding Co.(a)	7.250	04/15/2025	253,172
59,000	Flex Acquisition Co., Inc.(a)	6.875	01/15/2025	57,083
100,000	Pactiv LLC	7.950	12/15/2025	109,000

				946,785

	Pharmaceuticals—4.3%
643,000	Bausch Health Cos., Inc.(a)	6.125	04/15/2025	600,401
401,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	6.000	02/01/2025	333,833

				934,234

	Pipelines—3.1%
387,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	412,639
130,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.750	04/01/2025	133,250
130,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.750	04/15/2025	126,100

				671,989

	Real Estate—0.6%
130,000	Howard Hughes Corp. (The)(a)	5.375	03/15/2025	128,700

	REITs—1.9%
260,000	ESH Hospitality, Inc.(a)	5.250	05/01/2025	252,525
164,000	FelCor Lodging LP	6.000	06/01/2025	170,150

				422,675

	Retail—2.1%
130,000	Cumberland Farms, Inc.(a)	6.750	05/01/2025	132,925
260,000	PetSmart, Inc.(a)	5.875	06/01/2025	212,225
130,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	119,925

				465,075

	Semiconductors—0.7%
32,000	Micron Technology, Inc.	5.500	02/01/2025	33,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors (continued)
$130,000	Sensata Technologies BV(a)	5.000%	10/01/2025	$130,325

				163,602

	Software—1.8%
260,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(a)	5.750	03/01/2025	255,125
130,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.(a)	6.000	07/15/2025	134,387

				389,512

	Telecommunications—9.0%
130,000	CenturyLink, Inc.(b)	5.625	04/01/2025	127,400
253,000	CommScope Technologies LLC(a)	6.000	06/15/2025	263,120
601,000	Frontier Communications Corp.	11.000	09/15/2025	462,770
387,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	9.750	07/15/2025	410,703
166,000	Level 3 Financing, Inc.	5.375	05/01/2025	164,340
517,000	Sprint Corp.	7.625	02/15/2025	549,959

				1,978,292

	Total Corporate Bonds (Cost $21,558,394)			21,417,658

Number of Shares
	Money Market Fund—0.4%
83,941	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(c) (Cost $83,941)			83,941

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $21,642,335)—98.4%			21,501,599

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—6.1%
1,332,265	Invesco Government & Agency Portfolio—Institutional Class, 1.85%(c)(d) (Cost $1,332,265)			1,332,265

	Total Investments in Securities (Cost $22,974,600)—104.5%			22,833,864
	Other assets less liabilities—(4.5)%			(977,989)

	Net Assets—100.0%			$21,855,875

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $12,010,656, which represented 54.95% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Schedule of Investments

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.7%
	Aerospace/Defense—4.0%
$200,000	TransDigm, Inc.	6.375%	06/15/2026	$202,625

	Apparel—3.9%
100,000	Hanesbrands, Inc.(a)	4.875	05/15/2026	96,750
100,000	Wolverine World Wide, Inc.(a)	5.000	09/01/2026	96,750

				193,500

	Auto Parts & Equipment—5.5%
200,000	Goodyear Tire & Rubber Co. (The)	5.000	05/31/2026	188,500
100,000	Tenneco, Inc.	5.000	07/15/2026	89,000

				277,500

	Electric—3.8%
200,000	Calpine Corp.(a)	5.250	06/01/2026	189,566

	Entertainment—1.9%
100,000	AMC Entertainment Holdings, Inc.	5.875	11/15/2026	97,750

	Food—3.8%
200,000	Post Holdings, Inc.(a)	5.000	08/15/2026	192,500

	Food Service—2.0%
100,000	Aramark Services, Inc.	4.750	06/01/2026	98,750

	Gas—2.0%
100,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.875	08/20/2026	99,750

	Healthcare-Products—2.0%
100,000	Teleflex, Inc.	4.875	06/01/2026	99,000

	Healthcare-Services—4.1%
200,000	HCA, Inc.	5.875	02/15/2026	207,250

	Home Builders—2.0%
100,000	PulteGroup, Inc.	5.500	03/01/2026	99,625

	Home Furnishings—1.9%
100,000	Tempur Sealy International, Inc.	5.500	06/15/2026	97,750

	Iron/Steel—2.0%
100,000	Steel Dynamics, Inc.	5.000	12/15/2026	99,750

	Lodging—1.9%
100,000	MGM Resorts International	4.625	09/01/2026	94,750

	Machinery-Diversified—2.0%
100,000	SPX FLOW, Inc.(a)	5.875	08/15/2026	101,500

	Media—31.1%
200,000	Altice France SA (France)(a)	7.375	05/01/2026	197,250
200,000	Altice US Finance I Corp.(a)	5.500	05/15/2026	197,000
200,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.750	02/15/2026	200,500
250,000	DISH DBS Corp.	7.750	07/01/2026	226,562
200,000	Gray Television, Inc.(a)	5.875	07/15/2026	200,500
150,000	Sinclair Television Group, Inc.(a)	5.875	03/15/2026	148,688
200,000	Sirius XM Radio, Inc.(a)	5.375	07/15/2026	200,000
200,000	Virgin Media Secured Finance PLC (United Kingdom)(a)	5.250	01/15/2026	195,290

				1,565,790

	Metal Fabricate/Hardware—3.9%
200,000	Novelis Corp.(a)	5.875	09/30/2026	195,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ) (continued)

August 31, 2018

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas—8.2%
$200,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750%	05/15/2026	$205,000
100,000	Newfield Exploration Co.	5.375	01/01/2026	104,750
100,000	SM Energy Co.	6.750	09/15/2026	104,125

				413,875

	REITs—1.9%
100,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	4.500	09/01/2026	95,750

	Retail—2.0%
100,000	Penske Automotive Group, Inc.	5.500	05/15/2026	98,250

	Software—3.9%
200,000	IQVIA, Inc.(a)	5.000	10/15/2026	198,250

	Telecommunications—3.9%
100,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	96,000
100,000	Level 3 Financing, Inc.	5.250	03/15/2026	98,260

				194,260

	Total Corporate Bonds (Cost $4,901,585)			4,913,001

Number of Shares
	Money Market Fund—1.0%
52,504	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.83%(b) (Cost $52,504)			52,504

	Total Investments in Securities (Cost $4,954,089)—98.7%			4,965,505
	Other assets less liabilities—1.3%			63,412

	Net Assets—100.0%			$5,028,917

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $2,614,804, which represented 52.00% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Statements of Assets and Liabilities

August 31, 2018

	Invesco BulletShares 2018 Corporate Bond ETF (BSCI)	Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)	Invesco BulletShares 2020 Corporate Bond ETF (BSCK)	Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Assets:
Unaffiliated investments in securities, at value	$725,066,978	$1,151,107,380	$1,228,854,538	$987,967,402
Affiliated investments in securities, at value	1,224,033	2,794,548	1,912,126	553,590
Cash	—	43,439	210	253
Cash segregated as collateral	—	352,858	318,649	386,751
Receivables:
Dividends and interest	4,097,184	9,772,437	10,158,105	8,986,473
Investments sold	—	—	3,172	—
Shares sold	—	16,114,966	16,089,748	3,411,270

Total Assets	730,388,195	1,180,185,628	1,257,336,548	1,001,305,739

Liabilities:
Payables:
Collateral upon receipt of securities in-kind	—	352,858	318,649	386,751
Investments purchased	—	9,364,301	13,635,153	5,175,122
Accrued unitary management fees	61,614	96,158	102,746	82,877

Total Liabilities	61,614	9,813,317	14,056,548	5,644,750

Net Assets	$730,326,581	$1,170,372,311	$1,243,280,000	$995,660,989

Net Assets Consist of:
Shares of beneficial interest	$729,517,561	$1,174,251,404	$1,256,171,238	$1,009,367,566
Undistributed net investment income	980,940	1,187,158	1,091,747	1,358,928
Undistributed net realized gain (loss)	11,900	(303,588)	(261,666)	(494,924)
Net unrealized appreciation (depreciation)	(183,820)	(4,762,663)	(13,721,319)	(14,570,581)

Net Assets	$730,326,581	$1,170,372,311	$1,243,280,000	$995,660,989

Shares outstanding (unlimited amount authorized, $0.01 par value)	34,500,000	55,650,000	59,100,000	48,000,000
Net asset value	$21.17	$21.03	$21.04	$20.74

Market price	$21.16	$21.08	$21.10	$20.81

Unaffiliated investments in securities, at cost	$725,250,798	$1,155,870,043	$1,242,575,857	$1,002,537,983

Affiliated investments in securities, at cost	$1,224,033	$2,794,548	$1,912,126	$553,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

$816,600,286	$378,847,445	$306,531,132	$114,830,272	$53,090,080	$25,510,690
1,946,597	933,726	524,872	388,927	92,099	70,324
353	—	971,395	—	—	—
150,088	—	—	—	—	—

6,950,070	3,319,668	3,351,803	1,134,263	515,017	242,944
—	—	976,335	—	—	—
106,173	—	—	—	—	—

825,753,567	383,100,839	312,355,537	116,353,462	53,697,196	25,823,958

150,088	—	—	—	—	—
106,173	—	967,395	—	—	—
68,539	31,745	25,394	9,419	4,534	1,994

324,800	31,745	992,789	9,419	4,534	1,994

$825,428,767	$383,069,094	$311,362,748	$116,344,043	$53,692,662	$25,821,964

$839,252,721	$390,271,400	$318,051,116	$119,555,080	$55,689,248	$26,534,814
1,170,606	631,466	521,343	205,489	98,175	51,643
(172,165)	(99,710)	(792,441)	(269,880)	—	—
(14,822,395)	(7,734,062)	(6,417,270)	(3,146,646)	(2,094,761)	(764,493)

$825,428,767	$383,069,094	$311,362,748	$116,344,043	$53,692,662	$25,821,964

39,900,000	18,900,000	15,450,000	5,850,000	2,850,000	1,350,000
$20.69	$20.27	$20.15	$19.89	$18.84	$19.13

$20.74	$20.31	$20.20	$19.96	$18.88	$19.16

$831,422,681	$386,581,507	$312,948,402	$117,976,918	$55,184,841	$26,275,183

$1,946,597	$933,726	$524,872	$388,927	$92,099	$70,324

176

Statements of Assets and Liabilities (continued)

August 31, 2018

	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI)	Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)	Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
Assets:
Unaffiliated investments in securities, at value(a)	$5,884,238	$602,420,315	$1,077,105,894	$907,246,687
Affiliated investments in securities, at value	55,292	8,210,831	47,914,062	23,504,288
Cash	—	—	1,265	500
Cash segregated as collateral	—	—	209,608	447,683
Receivables:
Dividends and interest	78,655	3,189,118	19,707,011	18,678,965
Investments sold	—	40,471,455	7,272,579	24,864
Securities lending	—	876	6,313	40,462
Shares sold	—	—	2,605,301	408,030

Total Assets	6,018,185	654,292,595	1,154,822,033	950,351,479

Liabilities:
Due to custodian	—	348	—	—
Payables:
Shares repurchased	—	35,235,706	—	—
Collateral upon receipt of securities in-kind	—	—	209,608	447,683
Investments purchased	—	147,665	10,274,289	408,030
Collateral upon return of securities loaned	—	4,565,745	7,309,955	12,782,840
Accrued unitary management fees	373	233,708	395,513	324,522
Accrued expenses	—	77,147	23,274	4,352

Total Liabilities	373	40,260,319	18,212,639	13,967,427

Net Assets	$6,017,812	$614,032,276	$1,136,609,394	$936,384,052

Net Assets Consist of:
Shares of beneficial interest	$6,000,020	$628,241,876	$1,142,009,646	$941,397,301
Undistributed net investment income.	14,814	135,238	2,365,089	2,326,349
Undistributed net realized gain (loss)	—	(13,918,631)	(9,030,414)	(7,996,766)
Net unrealized appreciation (depreciation)	2,978	(426,207)	1,265,073	657,168

Net Assets	$6,017,812	$614,032,276	$1,136,609,394	$936,384,052

Shares outstanding (unlimited amount authorized, $0.01 par value)	300,001	24,400,000	46,900,000	38,500,000
Net asset value	$20.06	$25.17	$24.23	$24.32

Market price	$20.09	$25.13	$24.26	$24.35

Unaffiliated investments in securities, at cost	$5,881,260	$602,846,522	$1,075,840,821	$906,589,519

Affiliated investments in securities, at cost	$55,292	$8,210,831	$47,914,062	$23,504,288

(a) Includes securities on loan with an aggregate value of:	$—	$4,486,903	$7,161,188	$12,502,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

$441,356,297	$235,500,865	$109,814,329	$46,122,059	$21,417,658	$4,913,001
15,245,484	10,590,430	9,180,033	2,702,895	1,416,206	52,504
1,991	1,440	—	—	—	—
926,990	875,709	10,701	—	—	—

7,611,939	3,883,614	1,889,609	702,551	364,777	64,732
1,238,621	—	—	—	—	—
10,433	5,359	6,997	3,631	3,096	—
534,472	760,595	9,280	—	—	—

466,926,227	251,618,012	120,910,949	49,531,136	23,201,737	5,030,237

—	—	—	—	—	—

—	—	—	—	—	—
926,990	875,709	10,701	—	—	—
534,472	760,595	9,280	—	—	—
7,785,070	6,702,345	8,428,925	2,301,700	1,332,265	—
154,149	82,675	38,934	16,779	13,597	1,320
—	4,442	2,437	2,835	—	—

9,400,681	8,425,766	8,490,277	2,321,314	1,345,862	1,320

$457,525,546	$243,192,246	$112,420,672	$47,209,822	$21,855,875	$5,028,917

$458,551,295	$244,865,866	$112,910,342	$48,020,292	$22,020,632	$5,000,025
1,725,518	649,602	388,118	259,665	75,830	17,476
(3,160,357)	(2,168,445)	(355,063)	(357,462)	(99,851)	—
409,090	(154,777)	(522,725)	(712,673)	(140,736)	11,416

$457,525,546	$243,192,246	$112,420,672	$47,209,822	$21,855,875	$5,028,917

18,500,000	9,900,000	4,300,000	1,900,000	900,000	200,001
$24.73	$24.56	$26.14	$24.85	$24.28	$25.14

$24.78	$24.61	$26.22	$24.92	$24.31	$25.15

$440,947,207	$235,655,642	$110,337,054	$46,834,732	$21,558,394	$4,901,585

$15,245,484	$10,590,430	$9,180,033	$2,702,895	$1,416,206	$52,504

$7,579,941	$6,549,900	$8,076,961	$2,210,790	$1,279,785	$—

178

Statements of Operations

For the period June 1, 2018 through August 31, 2018 and year ended May 31, 2018

	Invesco BulletShares 2018 Corporate Bond ETF (BSCI)		Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)
	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Investment Income:
Unaffiliated interest income	$3,726,817	$16,425,638	$5,864,288	$20,944,445
Affiliated dividend income	191,132	184,192	75,151	11,514
Securities lending income	—	26,890	—	17,423

Total Income	3,917,949	16,636,720	5,939,439	20,973,382

Expenses:
Unitary management fees	193,460	2,170,920	281,781	2,302,468

Less: Waivers	(17,749)	(56,080)	(7,593)	(46,148)

Net Expenses	175,711	2,114,840	274,188	2,256,320

Net Investment Income	3,742,238	14,521,880	5,665,251	18,717,062

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	11,879	636,783	(68,094)	233,154
In-kind redemptions	2,052	110,554	2,877	32,459

Net realized gain (loss)	13,931	747,337	(65,217)	265,613

Net change in unrealized appreciation (depreciation) on investment securities	668,862	(2,630,746)	1,788,176	(9,777,877)

Net realized and unrealized gain (loss)	682,793	(1,883,409)	1,722,959	(9,512,264)

Net increase (decrease) in net assets resulting from operations	$4,425,031	$12,638,471	$7,388,210	$9,204,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)		Invesco BulletShares 2021 Corporate Bond ETF (BSCL)		Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Year Ended May 31, 2018

$7,012,727	$24,181,364	$6,371,122	$20,754,015	$5,703,850	$17,885,909
67,894	7,689	64,884	6,177	69,608	29,787
—	5,569	—	26,706	—	8,085

7,080,621	24,194,622	6,436,006	20,786,898	5,773,458	17,923,781

298,547	2,343,341	241,380	1,788,405	199,658	1,422,418

(6,754)	(47,795)	(6,669)	(38,372)	(7,145)	(31,172)

291,793	2,295,546	234,711	1,750,033	192,513	1,391,246

6,788,828	21,899,076	6,201,295	19,036,865	5,580,945	16,532,535

(67,343)	590,787	(470,625)	840,137	(101,365)	222,968
—	—	—	311,156	—	—

(67,343)	590,787	(470,625)	1,151,293	(101,365)	222,968

403,191	(21,213,327)	378,358	(22,711,925)	564,559	(21,637,665)

335,848	(20,622,540)	(92,267)	(21,560,632)	463,194	(21,414,697)

$7,124,676	$1,276,536	$6,109,028	$(2,523,767)	$6,044,139	$(4,882,162)

180

Statements of Operations (continued)

For the period June 1, 2018 through August 31, 2018 and year ended May 31, 2018

	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)		Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Investment Income:
Unaffiliated interest income	$2,831,373	$8,321,938	$2,504,665	$7,299,479
Affiliated dividend income	15,515	1,638	25,240	18,304
Securities lending income	—	4,797	—	11,076
Foreign withholding tax	—	—	—	—

Total Income	2,846,888	8,328,373	2,529,905	7,328,859

Expenses:
Unitary management fees	91,765	608,028	74,677	486,873

Less: Waivers	(1,546)	(14,810)	(2,745)	(12,049)

Net Expenses	90,219	593,218	71,932	474,824

Net Investment Income	2,756,669	7,735,155	2,457,973	6,854,035

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(15,088)	378,053	(188,114)	198,402

Net realized gain (loss)	(15,088)	378,053	(188,114)	198,402

Net change in unrealized appreciation (depreciation) on investment securities	398,800	(11,385,029)	673,175	(10,156,047)

Net realized and unrealized gain (loss)	383,712	(11,006,976)	485,061	(9,957,645)

Net increase (decrease) in net assets resulting from operations	$3,140,381	$(3,271,821)	$2,943,034	$(3,103,610)

(a)	For the period September 27, 2017 (commencement of investment operations) through May 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)		Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)		Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Period Ended May 31, 2018(a)

$944,995	$2,924,754	$471,468	$1,451,446	$215,909	$325,966
4,741	1,231	717	463	1,006	564
—	4,424	—	924	—	582
—	—	—	—	—	(201)

949,736	2,930,409	472,185	1,452,833	216,915	326,911

27,282	193,048	13,462	94,755	5,869	18,484

(482)	(4,557)	(71)	(2,328)	(125)	(1,026)

26,800	188,491	13,391	92,427	5,744	17,458

922,936	2,741,918	458,794	1,360,406	211,171	309,453

(15,059)	(57,770)	—	4,127	—	—

(15,059)	(57,770)	—	4,127	—	—

359,254	(4,150,558)	110,022	(2,348,488)	43,750	(808,243)

344,195	(4,208,328)	110,022	(2,344,361)	43,750	(808,243)

$1,267,131	$(1,466,410)	$568,816	$(983,955)	$254,921	$(498,790)

182

Statements of Operations (continued)

For the period June 1, 2018 through August 31, 2018 and year ended May 31, 2018

	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI)
	Three Months Ended August 31, 2018(a)	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Investment Income:
Unaffiliated interest income	$15,520	$4,549,417	$36,066,530
Affiliated dividend income	60	93,014	66,295
Securities lending income	—	877	184,021
Foreign withholding tax	(393)	—	—

Total Income	15,187	4,643,308	36,316,846

Expenses:
Unitary management fees	379	731,035	4,082,044
Line of credit fee	—	—	147,115

Total Expenses	379	731,035	4,229,159

Less: Waivers	(6)	(9,381)	(6,913)

Net Expenses	373	721,654	4,222,246

Net Investment Income	14,814	3,921,654	32,094,600

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	—	(24,621)	62,370
In-kind redemptions	—	35,023	942,277

Net realized gain (loss)	—	10,402	1,004,647

Net change in unrealized appreciation (depreciation) on investment securities	2,978	1,230,287	(8,442,603)

Net realized and unrealized gain (loss)	2,978	1,240,689	(7,437,956)

Net increase in net assets resulting from operations	$17,792	$5,162,343	$24,656,644

(a)	For the period August 7, 2018 (commencement of investment operations) through August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)		Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)		Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Year Ended May 31, 2018

$12,164,582	$43,916,316	$11,555,520	$33,340,147	$5,423,854	$14,873,458
186,468	28,400	124,474	37,095	72,998	9,542
14,102	170,287	66,247	495,761	13,429	136,989
—	—	—	—	—	—

12,365,152	44,115,003	11,746,241	33,873,003	5,510,281	15,019,989

1,166,200	3,866,731	933,765	2,736,943	437,757	1,154,624
—	83,938	—	46,458	—	16,461

1,166,200	3,950,669	933,765	2,783,401	437,757	1,171,085

(18,822)	(3,663)	(12,607)	(4,132)	(7,478)	(976)

1,147,378	3,947,006	921,158	2,779,269	430,279	1,170,109

11,217,774	40,167,997	10,825,083	31,093,734	5,080,002	13,849,880

(8,383,991)	3,782,756	(8,550,949)	2,806,920	(3,158,540)	731,916
—	541,024	—	449,624	—	518,571

(8,383,991)	4,323,780	(8,550,949)	3,256,544	(3,158,540)	1,250,487

9,259,057	(19,140,314)	11,388,429	(20,671,432)	5,577,259	(8,147,746)

875,066	(14,816,534)	2,837,480	(17,414,888)	2,418,719	(6,897,259)

$12,092,840	$25,351,463	$13,662,563	$13,678,846	$7,498,721	$6,952,621

184

Statements of Operations (continued)

For the period June 1, 2018 through August 31, 2018 and year ended May 31, 2018

	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)		Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Investment Income:
Unaffiliated interest income	$3,167,475	$9,507,091	$1,536,184	$3,781,154
Affiliated dividend income	23,094	5,963	4,353	1,438
Securities lending income	6,814	120,367	10,130	45,918

Total Income	3,197,383	9,633,421	1,550,667	3,828,510

Expenses:
Unitary management fees	233,124	685,585	112,165	273,754
Line of credit fee	—	15,051	—	5,349

Total Expenses	233,124	700,636	112,165	279,103

Less: Waivers	(2,297)	(660)	(419)	(158)

Net Expenses	230,827	699,976	111,746	278,945

Net Investment Income	2,966,556	8,933,445	1,438,921	3,549,565

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(668,980)	(1,472,691)	(355,063)	117,508

Net realized gain (loss)	(668,980)	(1,472,691)	(355,063)	117,508

Net change in unrealized appreciation (depreciation) on investment securities	1,225,554	(4,761,701)	1,199,794	(2,749,281)

Net realized and unrealized gain (loss)	556,574	(6,234,392)	844,731	(2,631,773)

Net increase (decrease) in net assets resulting from operations	$3,523,130	$2,699,053	$2,283,652	$917,792

(a)	For the period September 27, 2017 (commencement of investment operations) through May 31, 2018.
(b)	For the period August 7, 2018 (commencement of investment operations) through August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)		Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)		Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Three Months Ended August 31, 2018	Period Ended May 31, 2018(a)	Three Months Ended August 31, 2018(b)

$649,806	$1,730,399	$332,525	$320,406	$18,743
1,547	695	1,992	199	53
5,492	13,409	4,826	2,020	—

656,845	1,744,503	339,343	322,625	18,796

48,276	131,471	21,124	22,862	1,325
—	4,976	—	141	—

48,276	136,447	21,124	23,003	1,325

(145)	(78)	(211)	(22)	(5)

48,131	136,369	20,913	22,981	1,320

608,714	1,608,134	318,430	299,644	17,476

(357,462)	171,514	(93,697)	(6,154)	—

(357,462)	171,514	(93,697)	(6,154)	—

749,051	(1,737,104)	309,348	(450,084)	11,416

391,589	(1,565,590)	215,651	(456,238)	11,416

$1,000,303	$42,544	$534,081	$(156,594)	$28,892

186

Statements of Changes in Net Assets

For the period June 1, 2018 through August 31, 2018 and years ended May 31, 2018 and 2017

	Invesco BulletShares 2018 Corporate Bond ETF (BSCI)
	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017
Operations:
Net investment income	$3,742,238	$14,521,880	$14,560,640
Net realized gain (loss)	13,931	747,337	734,748
Net change in unrealized appreciation (depreciation)	668,862	(2,630,746)	(1,671,035)

Net increase in net assets resulting from operations	4,425,031	12,638,471	13,624,353

Distributions to Shareholders from:
Net investment income	(4,186,068)	(14,879,285)	(14,261,430)
Net realized gains	—	—	—

Total distributions to shareholders	(4,186,068)	(14,879,285)	(14,261,430)

Shareholder Transactions:
Proceeds from shares sold	3,171,767	15,916,837	207,261,330
Value of shares repurchased	(92,019,561)	(234,798,823)	(25,415,402)

Net increase (decrease) in net assets resulting from shares transactions	(88,847,794)	(218,881,986)	181,845,928

Increase (Decrease) in Net Assets	(88,608,831)	(221,122,800)	181,208,851

Net Assets:
Beginning of period	818,935,412	1,040,058,212	858,849,361

End of period	$730,326,581	$818,935,412	$1,040,058,212

Undistributed net investment income at end of period	$980,940	$1,148,048	$1,505,453

Changes in Shares Outstanding:
Shares sold	150,000	750,000	9,750,000
Shares repurchased	(4,350,000)	(11,100,000)	(1,200,000)
Shares outstanding, beginning of period	38,700,000	49,050,000	40,500,000

Shares outstanding, end of period	34,500,000	38,700,000	49,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)			Invesco BulletShares 2020 Corporate Bond ETF (BSCK)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017

$5,665,251	$18,717,062	$13,786,522	$6,788,828	$21,899,076	$15,909,262
(65,217)	265,613	429,322	(67,343)	590,787	562,903
1,788,176	(9,777,877)	(973,293)	403,191	(21,213,327)	1,079,044

7,388,210	9,204,798	13,242,551	7,124,676	1,276,536	17,551,209

(6,199,722)	(18,662,295)	(13,124,295)	(7,430,363)	(21,708,278)	(15,418,875)
—	(524,835)	—	—	(798,975)	(6,630)

(6,199,722)	(19,187,130)	(13,124,295)	(7,430,363)	(22,507,253)	(15,425,505)

91,451,702	136,339,359	382,020,323	91,507,702	243,083,300	366,813,464
(9,443,708)	(6,369,972)	(3,169,352)	—	—	(31,819,833)

82,007,994	129,969,387	378,850,971	91,507,702	243,083,300	334,993,631

83,196,482	119,987,055	378,969,227	91,202,015	221,852,583	337,119,335

1,087,175,829	967,188,774	588,219,547	1,152,077,985	930,225,402	593,106,067

$1,170,372,311	$1,087,175,829	$967,188,774	$1,243,280,000	$1,152,077,985	$930,225,402

$1,187,158	$1,721,629	$1,668,854	$1,091,747	$1,732,951	$1,544,473

4,350,000	6,450,000	18,000,000	4,350,000	11,400,000	17,100,000
(450,000)	(300,000)	(150,000)	—	—	(1,500,000)
51,750,000	45,600,000	27,750,000	54,750,000	43,350,000	27,750,000

55,650,000	51,750,000	45,600,000	59,100,000	54,750,000	43,350,000

188

Statements of Changes in Net Assets (continued)

For the period June 1, 2018 through August 31, 2018 and years ended May 31, 2018 and 2017

	Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017
Operations:
Net investment income	$6,201,295	$19,036,865	$12,412,777
Net realized gain (loss)	(470,625)	1,151,293	729,332
Net change in unrealized appreciation (depreciation)	378,358	(22,711,925)	2,805,352

Net increase (decrease) in net assets resulting from operations	6,109,028	(2,523,767)	15,947,461

Distributions to Shareholders from:
Net investment income	(6,762,869)	(18,747,822)	(11,736,675)
Net realized gains	—	(963,300)	(204,180)

Total distributions to shareholders	(6,762,869)	(19,711,122)	(11,940,855)

Shareholder Transactions:
Proceeds from shares sold	74,611,310	288,790,363	305,736,765
Value of shares repurchased	—	(12,839,679)	(3,180,929)

Net increase in net assets resulting from shares transactions	74,611,310	275,950,684	302,555,836

Increase in Net Assets	73,957,469	253,715,795	306,562,442

Net Assets:
Beginning of period	921,703,520	667,987,725	361,425,283

End of period	$995,660,989	$921,703,520	$667,987,725

Undistributed net investment income at end of period	$1,358,928	$1,844,602	$1,538,006

Changes in Shares Outstanding:
Shares sold	3,600,000	13,650,000	14,400,000
Shares repurchased	—	(600,000)	(150,000)
Shares outstanding, beginning of period	44,400,000	31,350,000	17,100,000

Shares outstanding, end of period	48,000,000	44,400,000	31,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)			Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017

$5,580,945	$16,532,535	$10,322,936	$2,756,669	$7,735,155	$4,375,640
(101,365)	222,968	434,353	(15,088)	378,053	1,298,828
564,559	(21,637,665)	4,606,037	398,800	(11,385,029)	261,383

6,044,139	(4,882,162)	15,363,326	3,140,381	(3,271,821)	5,935,851

(6,062,143)	(16,038,333)	(9,793,425)	(3,017,428)	(7,381,965)	(4,207,455)
—	(198,450)	(107,730)	—	(580,545)	(358,620)

(6,062,143)	(16,236,783)	(9,901,155)	(3,017,428)	(7,962,510)	(4,566,075)

65,026,278	263,135,456	228,321,738	33,343,380	172,100,654	78,115,567
—	—	(22,065,243)	—	—	(21,910,734)

65,026,278	263,135,456	206,256,495	33,343,380	172,100,654	56,204,833

65,008,274	242,016,511	211,718,666	33,466,333	160,866,323	57,574,609

760,420,493	518,403,982	306,685,316	349,602,761	188,736,438	131,161,829

$825,428,767	$760,420,493	$518,403,982	$383,069,094	$349,602,761	$188,736,438

$1,170,606	$1,651,804	$1,159,158	$631,466	$855,071	$501,881

3,150,000	12,450,000	10,800,000	1,650,000	8,250,000	3,750,000
—	—	(1,050,000)	—	—	(1,050,000)
36,750,000	24,300,000	14,550,000	17,250,000	9,000,000	6,300,000

39,900,000	36,750,000	24,300,000	18,900,000	17,250,000	9,000,000

190

Statements of Changes in Net Assets (continued)

For the period June 1, 2018 through August 31, 2018 and years ended May 31, 2018 and 2017

	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017
Operations:
Net investment income	$2,457,973	$6,854,035	$3,987,800
Net realized gain (loss)	(188,114)	198,402	(582,726)
Net change in unrealized appreciation (depreciation)	673,175	(10,156,047)	1,731,882

Net increase (decrease) in net assets resulting from operations	2,943,034	(3,103,610)	5,136,956

Distributions to Shareholders from:
Net investment income	(2,684,817)	(6,590,931)	(3,774,240)
Net realized gains	—	—	(168,990)

Total distributions to shareholders	(2,684,817)	(6,590,931)	(3,943,230)

Shareholder Transactions:
Proceeds from shares sold	18,141,763	139,792,953	65,247,961
Value of shares repurchased	—	—	—
Transaction fees	—	—	—

Net increase in net assets resulting from shares transactions	18,141,763	139,792,953	65,247,961

Increase in Net Assets	18,399,980	130,098,412	66,441,687

Net Assets:
Beginning of period	292,962,768	162,864,356	96,422,669

End of period	$311,362,748	$292,962,768	$162,864,356

Undistributed net investment income at end of period	$521,343	$748,187	$485,083

Changes in Shares Outstanding:
Shares sold	900,000	6,750,000	3,150,000
Shares repurchased	—	—	—
Shares outstanding, beginning of period	14,550,000	7,800,000	4,650,000

Shares outstanding, end of period	15,450,000	14,550,000	7,800,000

(a)	For the period September 14, 2016 (commencement of investment operations) through May 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

191

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)			Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Period Ended May 31, 2017(a)

$922,936	$2,741,918	$1,387,144	$458,794	$1,360,406	$389,158
(15,059)	(57,770)	(40,593)	—	4,127	71,233
359,254	(4,150,558)	348,689	110,022	(2,348,488)	143,705

1,267,131	(1,466,410)	1,695,240	568,816	(983,955)	604,096

(1,009,969)	(2,647,883)	(1,256,250)	(514,453)	(1,297,332)	(302,625)
—	—	(160,140)	—	(9,000)	—

(1,009,969)	(2,647,883)	(1,416,390)	(514,453)	(1,306,332)	(302,625)

11,906,199	40,096,500	40,041,174	—	29,332,454	29,176,213
—	—	—	—	—	(2,939,498)
—	—	—	—	57,946	—

11,906,199	40,096,500	40,041,174	—	29,390,400	26,236,715

12,163,361	35,982,207	40,320,024	54,363	27,100,113	26,538,186

104,180,682	68,198,475	27,878,451	53,638,299	26,538,186	—

$116,344,043	$104,180,682	$68,198,475	$53,692,662	$53,638,299	$26,538,186

$205,489	$292,522	$198,487	$98,175	$149,707	$86,533

600,000	1,950,000	1,950,000	—	1,500,000	1,500,000
—	—	—	—	—	(150,000)
5,250,000	3,300,000	1,350,000	2,850,000	1,350,000	—

5,850,000	5,250,000	3,300,000	2,850,000	2,850,000	1,350,000

192

Statements of Changes in Net Assets (continued)

For the period June 1, 2018 through August 31, 2018 and years ended May 31, 2018 and 2017

	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)		Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
	Three Months Ended August 31, 2018	Period Ended May 31, 2018(a)	Period Ended August 31, 2018(b)
Operations:
Net investment income	$211,171	$309,453	$14,814
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	43,750	(808,243)	2,978

Net increase (decrease) in net assets resulting from operations	254,921	(498,790)	17,792

Distributions to Shareholders from:
Net investment income	(231,255)	(237,726)	—

Shareholder Transactions:
Proceeds from shares sold	2,867,668	23,631,169	6,000,020
Value of shares repurchased	—	—	—
Transaction fees	7,102	28,875	—

Net increase (decrease) in net assets resulting from shares transactions	2,874,770	23,660,044	6,000,020

Increase (Decrease) in Net Assets	2,898,436	22,923,528	6,017,812

Net Assets:
Beginning of period	22,923,528	—	—

End of period	$25,821,964	$22,923,528	$6,017,812

Undistributed net investment income at end of period	$51,643	$71,727	$14,814

Changes in Shares Outstanding:
Shares sold	150,000	1,200,000	300,001
Shares repurchased	—	—	—
Shares outstanding, beginning of period	1,200,000	—	—

Shares outstanding, end of period	1,350,000	1,200,000	300,001

(a)	For the period September 27, 2017 (commencement of investment operations) through May 31, 2018.
(b)	For the period August 7, 2018 (commencement of investment operations) through August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

193

Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI)			Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017

$3,921,654	$32,094,600	$36,857,100	$11,217,774	$40,167,997	$25,346,932
10,402	1,004,647	8,601,786	(8,383,991)	4,323,780	2,466,377
1,230,287	(8,442,603)	12,738,847	9,259,057	(19,140,314)	16,157,879

5,162,343	24,656,644	58,197,733	12,092,840	25,351,463	43,971,188

(4,892,038)	(34,624,920)	(35,891,780)	(12,686,334)	(39,840,911)	(23,591,660)

—	62,974,363	400,785,182	67,778,772	383,722,706	400,644,950
(113,162,871)	(422,726,680)	(15,166,624)	—	(70,246,951)	—
—	—	—	—	—	—

(113,162,871)	(359,752,317)	385,618,558	67,778,772	313,475,755	400,644,950

(112,892,566)	(369,720,593)	407,924,511	67,185,278	298,986,307	421,024,478

726,924,842	1,096,645,435	688,720,924	1,069,424,116	770,437,809	349,413,331

$614,032,276	$726,924,842	$1,096,645,435	$1,136,609,394	$1,069,424,116	$770,437,809

$135,238	$1,105,622	$3,635,942	$2,365,089	$3,833,649	$3,506,563

—	2,500,000	15,900,000	2,800,000	15,700,000	16,500,000
(4,500,000)	(16,800,000)	(600,000)	—	(2,900,000)	—
28,900,000	43,200,000	27,900,000	44,100,000	31,300,000	14,800,000

24,400,000	28,900,000	43,200,000	46,900,000	44,100,000	31,300,000

194

Statements of Changes in Net Assets (continued)

For the period June 1, 2018 through August 31, 2018 and years ended May 31, 2018 and 2017

	Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017
Operations:
Net investment income	$10,825,083	$31,093,734	$14,702,414
Net realized gain (loss)	(8,550,949)	3,256,544	2,158,243
Net change in unrealized appreciation (depreciation)	11,388,429	(20,671,432)	11,254,232

Net increase in net assets resulting from operations	13,662,563	13,678,846	28,114,889

Distributions to Shareholders from:
Net investment income	(11,673,885)	(30,258,164)	(13,134,420)
Net realized gains	—	—	—

Total distributions to shareholders	(11,673,885)	(30,258,164)	(13,134,420)

Shareholder Transactions:
Proceeds from shares sold	106,756,880	388,612,139	312,403,845
Value of shares repurchased	—	(26,746,698)	—

Net increase in net assets resulting from shares transactions	106,756,880	361,865,441	312,403,845

Increase in Net Assets	108,745,558	345,286,123	327,384,314

Net Assets:
Beginning of period	827,638,494	482,352,371	154,968,057

End of period	$936,384,052	$827,638,494	$482,352,371

Undistributed net investment income at end of period	$2,326,349	$3,175,151	$2,334,635

Changes in Shares Outstanding:
Shares sold	4,400,000	15,800,000	12,800,000
Shares repurchased	—	(1,100,000)	—
Shares outstanding, beginning of period	34,100,000	19,400,000	6,600,000

Shares outstanding, end of period	38,500,000	34,100,000	19,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

195

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)			Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017

$5,080,002	$13,849,880	$5,097,373	$2,966,556	$8,933,445	$4,544,258
(3,158,540)	1,250,487	594,001	(668,980)	(1,472,691)	693,917
5,577,259	(8,147,746)	3,345,754	1,225,554	(4,761,701)	3,197,525

7,498,721	6,952,621	9,037,128	3,523,130	2,699,053	8,435,700

(5,541,188)	(13,091,402)	(4,487,880)	(3,245,197)	(8,742,614)	(3,986,220)
—	(498,520)	—	—	—	—

(5,541,188)	(13,589,922)	(4,487,880)	(3,245,197)	(8,742,614)	(3,986,220)

64,090,481	249,274,299	113,981,871	34,316,653	84,805,049	92,033,063
—	(19,783,760)	—	—	—	(4,990,885)

64,090,481	229,490,539	113,981,871	34,316,653	84,805,049	87,042,178

66,048,014	222,853,238	118,531,119	34,594,586	78,761,488	91,491,658

391,477,532	168,624,294	50,093,175	208,597,660	129,836,172	38,344,514

$457,525,546	$391,477,532	$168,624,294	$243,192,246	$208,597,660	$129,836,172

$1,725,518	$1,613,346	$854,868	$649,602	$928,243	$737,412

2,600,000	10,000,000	4,600,000	1,400,000	3,400,000	3,700,000
—	(800,000)	—	—	—	(200,000)
15,900,000	6,700,000	2,100,000	8,500,000	5,100,000	1,600,000

18,500,000	15,900,000	6,700,000	9,900,000	8,500,000	5,100,000

196

Statements of Changes in Net Assets (continued)

For the period June 1, 2018 through August 31, 2018 and years ended May 31, 2018 and 2017

	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Year Ended May 31, 2017
Operations:
Net investment income	$1,438,921	$3,549,565	$1,334,564
Net realized gain (loss)	(355,063)	117,508	78,616
Net change in unrealized appreciation (depreciation)	1,199,794	(2,749,281)	897,788

Net increase (decrease) in net assets resulting from operations	2,283,652	917,792	2,310,968

Distributions to Shareholders from:
Net investment income	(1,586,592)	(3,315,734)	(1,183,010)
Net realized gains	—	(85,560)	—

Total distributions to shareholders	(1,586,592)	(3,401,294)	(1,183,010)

Shareholder Transactions:
Proceeds from shares sold	10,409,565	66,072,102	26,367,385
Transaction fees	—	—	—

Net increase in net assets resulting from shares transactions	10,409,565	66,072,102	26,367,385

Increase in Net Assets	11,106,625	63,588,600	27,495,343

Net Assets:
Beginning of period	101,314,047	37,725,447	10,230,104

End of period	$112,420,672	$101,314,047	$37,725,447

Undistributed net investment income at end of period	$388,118	$458,673	$200,846

Changes in Shares Outstanding:
Shares sold	400,000	2,500,000	1,000,000
Shares outstanding, beginning of period	3,900,000	1,400,000	400,000

Shares outstanding, end of period	4,300,000	3,900,000	1,400,000

(a)	For the period September 14, 2016 (commencement of investment operations) through May 31, 2017.
(b)	For the period September 27, 2017 (commencement of investment operations) through May 31, 2018.
(c)	For the period August 7, 2018 (commencement of investment operations) through August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

197

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)			Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)		Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Three Months Ended August 31, 2018	Year Ended May 31, 2018	Period Ended May 31, 2017(a)	Three Months Ended August 31, 2018	Period Ended May 31, 2018(b)	Period Ended August 31, 2018(c)

$608,714	$1,608,134	$457,972	$318,430	$299,644	$17,476
(357,462)	171,514	11,381	(93,697)	(6,154)	—
749,051	(1,737,104)	275,380	309,348	(450,084)	11,416

1,000,303	42,544	744,733	534,081	(156,594)	28,892

(666,317)	(1,519,123)	(344,960)	(308,124)	(234,120)	—
—	(67,650)	—	—	—	—

(666,317)	(1,586,773)	(344,960)	(308,124)	(234,120)	—

4,939,686	20,328,467	22,702,759	7,250,071	14,741,141	5,000,025
—	49,380	—	5,944	23,476	—

4,939,686	20,377,847	22,702,759	7,256,015	14,764,617	5,000,025

5,273,672	18,833,618	23,102,532	7,481,972	14,373,903	5,028,917

41,936,150	23,102,532	—	14,373,903	—	—

$47,209,822	$41,936,150	$23,102,532	$21,855,875	$14,373,903	$5,028,917

$259,665	$202,023	$113,012	$75,830	$65,524	$17,476

200,000	800,000	900,000	300,000	600,000	200,001
1,700,000	900,000	—	600,000	—	—

1,900,000	1,700,000	900,000	900,000	600,000	200,001

198

Financial Highlights

Invesco BulletShares 2018 Corporate Bond ETF (BSCI)

	Three Months Ended August 31, 2018		Year Ended May 31,
			2018	2017	2016	2015	2014
Per Share Data:
Net asset value, beginning of period	$21.16		$21.20	$21.21	$21.27	$21.25	$20.98
Income from investment operations:
Net investment income(a)	0.10		0.32	0.32	0.35	0.37	0.38
Net gain (loss) on investments (realized and unrealized)	0.02		(0.03)	(0.01)	(0.06)	0.02	0.25
Total from investment operations	0.12		0.29	0.31	0.29	0.39	0.63
Less distributions from:
Net investment income	(0.11)		(0.33)	(0.32)	(0.34)	(0.36)	(0.36)
Capital gains	—		—	—	(0.01)	(0.01)	(0.00	)(b)
Total distributions to shareholders	(0.11)		(0.33)	(0.32)	(0.35)	(0.37)	(0.36)
Net asset value, end of period	$21.17		$21.16	$21.20	$21.21	$21.27	$21.25
Market price, end of period	$21.16	(c)	$21.15 (c)	$21.26	$21.28	$21.32	$21.30
Net Asset Value Total Return(d)	0.59%		1.36%	1.47%	1.38%	1.88%	3.04%
Market Price Total Return(d)	0.59%		1.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$730,327		$818,935	$1,040,058	$858,849	$558,209	$347,460
Ratio to average net assets of:
Expenses, after Waivers	0.09	%(e)	0.22%	0.24%	0.24%	0.24%	0.25%
Expenses, prior to Waivers	0.10	%(e)	0.23%
Net investment income, after Waivers	1.93	%(e)	1.51%	1.53%	1.65%	1.75%	1.85%
Portfolio turnover rate(f)	0%		5%	10%	7%	5%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)

	Three Months Ended August 31, 2018		Year Ended May 31,
			2018	2017		2016	2015	2014
Per Share Data:
Net asset value, beginning of period	$21.01		$21.21	$21.20		$21.18	$21.15	$20.94
Income from investment operations:
Net investment income(a)	0.11		0.38	0.39		0.42	0.44	0.45
Net gain (loss) on investments (realized and unrealized)	0.03		(0.19)	(0.00	)(b)	0.02	0.03	0.19
Total from investment operations	0.14		0.19	0.39		0.44	0.47	0.64
Less distributions from:
Net investment income	(0.12)		(0.38)	(0.38)		(0.41)	(0.43)	(0.42)
Capital gains	—		(0.01)	—		(0.01)	(0.01)	(0.01)
Total distributions to shareholders	(0.12)		(0.39)	(0.38)		(0.42)	(0.44)	(0.43)
Net asset value, end of period	$21.03		$21.01	$21.21		$21.20	$21.18	$21.15
Market price, end of period	$21.08	(c)	$21.05 (c)	$21.27		$21.26	$21.21	$21.18
Net Asset Value Total Return(d)	0.65%		0.93%	1.88%		2.14%	2.27%	3.13%
Market Price Total Return(d)	0.70%		0.83%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,170,372		$1,087,176	$967,189		$588,220	$343,078	$149,092
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.22%	0.24%		0.24%	0.24%	0.25%
Expenses, prior to Waivers	0.10	%(e)	0.22%
Net investment income, after Waivers	2.01	%(e)	1.81%	1.85%		2.03%	2.11%	2.19%
Portfolio turnover rate(f)	3%		10%	10%		11%	5%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

199

Financial Highlights (continued)

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

	Three Months Ended August 31, 2018		Year Ended May 31,
			2018	2017		2016	2015	2014
Per Share Data:
Net asset value, beginning of period	$21.04		$21.46	$21.37		$21.38	$21.23	$20.94
Income from investment operations:
Net investment income(a)	0.12		0.44	0.46		0.51	0.55	0.57
Net gain (loss) on investments (realized and unrealized)	0.01		(0.40)	0.08		(0.01)	0.13	0.25
Total from investment operations	0.13		0.04	0.54		0.50	0.68	0.82
Less distributions from:
Net investment income	(0.13)		(0.44)	(0.45)		(0.51)	(0.53)	(0.53)
Capital gains	—		(0.02)	(0.00	)(b)	—	—	(0.00	)(b)
Total distributions to shareholders	(0.13)		(0.46)	(0.45)		(0.51)	(0.53)	(0.53)
Net asset value, end of period	$21.04		$21.04	$21.46		$21.37	$21.38	$21.23
Market price, end of period	$21.10	(c)	$21.10 (c)	$21.52		$21.44	$21.44	$21.23
Net Asset Value Total Return(d)	0.63%		0.17%	2.60%		2.39%	3.28%	4.02%
Market Price Total Return(d)	0.63%		0.17%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,243,280		$1,152,078	$930,225		$593,106	$311,088	$121,032
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.22%	0.24%		0.24%	0.24%	0.25%
Expenses, prior to Waivers	0.10	%(e)	0.22%
Net investment income, after Waivers	2.27	%(e)	2.08%	2.17%		2.43%	2.60%	2.75%
Portfolio turnover rate(f)	1%		9%	8%		9%	4%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

	Three Months Ended August 31, 2018		Year Ended May 31,				Period Ended May 31, 2014(a)
			2018	2017	2016	2015
Per Share Data:
Net asset value, beginning of period	$20.76		$21.31	$21.14	$21.11	$20.95	$19.96
Income from investment operations:
Net investment income(b)	0.13		0.50	0.52	0.57	0.59	0.56
Net gain (loss) on investments (realized and unrealized)	(0.00	)(c)	(0.53)	0.16	0.01	0.15	0.90
Total from investment operations	0.13		(0.03)	0.68	0.58	0.74	1.46
Less distributions from:
Net investment income	(0.15)		(0.50)	(0.50)	(0.55)	(0.58)	(0.47)
Capital gains	—		(0.02)	(0.01)	—	—	—
Total distributions to shareholders	(0.15)		(0.52)	(0.51)	(0.55)	(0.58)	(0.47)
Net asset value, end of period	$20.74		$20.76	$21.31	$21.14	$21.11	$20.95
Market price, end of period	$20.81	(d)	$20.79 (d)	$21.36	$21.17	$21.18	$20.96
Net Asset Value Total Return(e)	0.62%		(0.15)%	3.28%	2.81%	3.61%	7.43%
Market Price Total Return(e)	0.81%		(0.25)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$995,661		$921,704	$667,988	$361,425	$164,676	$47,148
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.22%	0.24%	0.24%	0.24%	0.24	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.22%
Net investment income, after Waivers	2.57	%(f)	2.36%	2.44%	2.75%	2.84%	3.14	%(f)
Portfolio turnover rate(g)	3%		7%	5%	6%	3%	4%

(a)	The Fund commenced operations on July 17, 2013.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Financial Highlights (continued)

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

	Three Months Ended August 31, 2018		Year Ended May 31,						Period Ended May 31, 2014(a)
			2018	2017	2016		2015
Per Share Data:
Net asset value, beginning of period	$20.69		$21.33	$21.08	$21.03		$20.86		$19.99
Income from investment operations:
Net investment income(b)	0.15		0.54	0.55	0.59		0.62		0.60
Net gain (loss) on investments (realized and unrealized)	0.01		(0.64)	0.25	0.05		0.14		0.77
Total from investment operations	0.16		(0.10)	0.80	0.64		0.76		1.37
Less distributions from:
Net investment income	(0.16)		(0.53)	(0.54)	(0.59)		(0.59)		(0.50)
Capital gains	—		(0.01)	(0.01)	(0.00	)(c)	(0.00	)(c)	—
Total distributions to shareholders	(0.16)		(0.54)	(0.55)	(0.59)		(0.59)		(0.50)
Net asset value, end of period	20.69		$20.69	$21.33	$21.08		$21.03		$20.86
Market price, end of period	$20.74	(d)	$20.74 (d)	$21.37	$21.11		$21.05		$20.89
Net Asset Value Total Return(e)	0.78%		(0.50)%	3.82%	3.15%		3.75%		7.15%
Market Price Total Return(e)	0.77%		(0.45)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$825,429		$760,420	$518,404	$306,685		$211,352		$34,411
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.22%	0.24%	0.24%		0.24%		0.25	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.22%
Net investment income, after Waivers	2.80	%(f)	2.58%	2.63%	2.87%		2.99%		3.39	%(f)
Portfolio turnover rate(g)	0	%(h)	8%	10%	5%		2%		1%

(a)	The Fund commenced operations on July 17, 2013.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

201

Financial Highlights (continued)

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

	Three Months Ended August 31, 2018		Year Ended May 31,				Period Ended May 31, 2015(a)
			2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$20.27		$20.97	$20.82	$20.56		$20.00
Income from investment operations:
Net investment income(b)	0.15		0.58	0.61	0.65		0.44
Net gain (loss) on investments (realized and unrealized)	0.02		(0.68)	0.19	0.22		0.46
Total from investment operations	0.17		(0.10)	0.80	0.87		0.90
Less distributions from:
Net investment income	(0.17)		(0.56)	(0.60)	(0.61)		(0.34)
Capital gains	—		(0.04)	(0.05)	(0.00	)(c)	(0.00	)(c)
Total distributions to shareholders	(0.17)		(0.60)	(0.65)	(0.61)		(0.34)
Net asset value, end of period	$20.27		$20.27	$20.97	$20.82		$20.56
Market price, end of period	$20.31	(d)	$20.30 (d)	$21.03	$20.91		$20.58
Net Asset Value Total Return(e)	0.84%		(0.50)%	3.92%	4.37%		4.50%
Market Price Total Return(e)	0.88%		(0.65)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$383,069		$349,603	$188,736	$131,162		$18,501
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.21%	0.24%	0.16	%(g)	0.24	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.22%	0.24%	0.22%		0.24	%(f)
Net investment income, after Waivers	3.00	%(f)	2.80%	2.92%	3.21%		3.03	%(f)
Portfolio turnover rate(h)	0	%(i)	7%	15%	7%		1%

(a)	The Fund commenced operations on September 17, 2014.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Reflects fees voluntarily waived or reimbursed by the Adviser.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Financial Highlights (continued)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

	Three Months Ended August 31, 2018		Year Ended May 31,				Period Ended May 31, 2015(a)
			2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$20.13		$20.88	$20.74	$20.52		$19.98
Income from investment operations:
Net investment income(b)	0.17		0.64	0.64	0.67		0.45
Net gain (loss) on investments (realized and unrealized)	0.03		(0.76)	0.15	0.22		0.44
Total from investment operations	0.20		(0.12)	0.79	0.89		0.89
Less distributions from:
Net investment income	(0.18)		(0.63)	(0.62)	(0.65)		(0.35)
Capital gains	—		—	(0.03)	(0.02)		—
Total distributions to shareholders	(0.18)		(0.63)	(0.65)	(0.67)		(0.35)
Net asset value, end of period	$20.15		$20.13	$20.88	$20.74		$20.52
Market price, end of period	$20.20	(c)	$20.18 (c)	$20.92	$20.80		$20.51
Net Asset Value Total Return(d)	1.01%		(0.62)%	3.88%	4.50%		4.37%
Market Price Total Return(d)	1.01%		(0.58)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$311,363		$292,963	$162,864	$96,423		$46,172
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.21%	0.24%	0.11	%(f)	0.24	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.22%	0.24%	0.21%		0.24	%(e)
Net investment income, after Waivers	3.29	%(e)	3.10%	3.12%	3.33%		3.12	%(e)
Portfolio turnover rate(g)	2%		5%	18%	9%		8%

(a)	The Fund commenced operations on September 17, 2014.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Reflects fees voluntarily waived or reimbursed by the Adviser.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

203

Financial Highlights (continued)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

	Three Months Ended August 31, 2018		Year Ended May 31,		Period Ended May 31, 2016(a)
			2018	2017
Per Share Data:
Net asset value, beginning of period	$19.84		$20.67	$20.65	$20.02
Income from investment operations:
Net investment income(b)	0.17		0.64	0.62	0.42
Net gain (loss) on investments (realized and unrealized)	0.07		(0.85)	0.05	0.53
Total from investment operations	0.24		(0.21)	0.67	0.95
Less distributions from:
Net investment income	(0.19)		(0.62)	(0.59)	(0.32)
Capital gains	—		—	(0.06)	—
Total distributions to shareholders	(0.19)		(0.62)	(0.65)	(0.32)
Net asset value, end of period	$19.89		$19.84	$20.67	$20.65
Market price, end of period	$19.96	(c)	$19.85 (c)	$20.71	$20.71
Net Asset Value Total Return(d)	1.19%		(1.04)%	3.29%	4.81%
Market Price Total Return(d)	1.50%		(1.19)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$116,344		$104,181	$68,198	$27,878
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.22%	0.24%	0.24	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.22%
Net investment income, after Waivers	3.38	%(e)	3.14%	3.04%	3.22	%(e)
Portfolio turnover rate(f)	1%		14%	18%	3%

(a)	The Fund commenced operations on October 7, 2015.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Financial Highlights (continued)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

	Three Months Ended August 31, 2018		Year Ended May 31, 2018		Period Ended May 31, 2017(a)
Per Share Data:
Net asset value, beginning of period	$18.82		$19.66		$19.88
Income from investment operations:
Net investment income(b)	0.16		0.61		0.41
Net gain (loss) on investments (realized and unrealized)	0.04		(0.89)		(0.32)
Total from investment operations	0.20		(0.28)		0.09
Less distributions from:
Net investment income	(0.18)		(0.59)		(0.31)
Capital gains	—		(0.00	)(c)	—
Total distributions to shareholders	(0.18)		(0.59)		(0.31)
Transaction fees(b)	—		0.03		—
Net asset value, end of period	$18.84		$18.82		$19.66
Market price, end of period	$18.88	(d)	$18.81	(d)	$19.69
Net Asset Value Total Return(e)	1.07%		(1.28)%		0.49%
Market Price Total Return(e)	1.34%		(1.50)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$53,693		$53,638		$26,538
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.21%		0.24	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.22%
Net investment income, after Waivers	3.41	%(f)	3.16%		3.00	%(f)
Portfolio turnover rate(g)	0%		0	%(h)	4%

(a)	The Fund commenced operations on September 14, 2016.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

205

Financial Highlights (continued)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

	Three Months Ended August 31, 2018		Period Ended May 31, 2018(a)
Per Share Data:
Net asset value, beginning of period	$19.10		$19.99
Income from investment operations:
Net investment income(b)	0.17		0.44
Net gain (loss) on investments (realized and unrealized)	0.04		(1.03)
Total from investment operations	0.21		(0.59)
Less distributions from:
Net investment income	(0.19)		(0.34)
Transaction fees(b)	0.01		0.04
Net asset value, end of period	$19.13		$19.10
Market price, end of period(c)	$19.16		$19.09
Net Asset Value Total Return(d)	1.16%		(2.77)%
Market Price Total Return(d)	1.37%		(2.82)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,822		$22,924
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.19	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.20	%(e)
Net investment income, after Waivers	3.60	%(e)	3.35	%(e)
Portfolio turnover rate(f)	0%		0%

(a)	The Fund commenced operations on September 27, 2017.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Financial Highlights (continued)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

	Period Ended August 31, 2018(a)
Per Share Data:
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income(b)	0.05
Net gain on investments (realized and unrealized)	0.01
Total from investment operations	0.06
Net asset value, end of period	$20.06
Market price, end of period(c)	$20.09
Net asset value Total Return(d)	0.30	%(e)
Market Price Total Return(d)	0.45	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,018
Ratio to average net assets of:
Expenses	0.10	%(f)
Net investment income	3.91	%(f)
Portfolio turnover rate(g)	0%

(a)	The Fund commenced operations on August 7, 2018.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.30%. The market price total return from Fund Inception to August 31, 2018 was 0.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

207

Financial Highlights (continued)

Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI)

	Three Months Ended August 31, 2018		Year Ended May 31,
			2018	2017	2016	2015	2014
Per Share Data:
Net asset value, beginning of period	$25.15		$25.39	$24.69	$26.11	$27.30	$26.70
Income from investment operations:
Net investment income(a)	0.14		0.83	1.04	1.20	1.20	1.27
Net gain (loss) on investments (realized and unrealized)	0.06		(0.19)	0.70	(1.47)	(1.08)	0.55
Total from investment operations	0.20		0.64	1.74	(0.27)	0.12	1.82
Less distributions from:
Net investment income	(0.18)		(0.88)	(1.04)	(1.15)	(1.19)	(1.19)
Capital gains	—		—	—	—	(0.12)	(0.03)
Total distributions to shareholders	(0.18)		(0.88)	(1.04)	(1.15)	(1.31)	(1.22)
Net asset value, end of period	$25.17		$25.15	$25.39	$24.69	$26.11	$27.30
Market price, end of period	$25.13	(b)	$25.14 (b)	$25.43	$24.74	$26.16	$27.38
Net Asset Value Total Return(c)	0.75%		2.60%	7.18%	(0.92)%	0.51%	7.01%
Market Price Total Return(c)	0.67%		2.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$614,032		$726,925	$1,096,645	$688,721	$402,044	$237,470
Ratio to average net assets of:
Expenses, after Waivers	0.41	%(d)	0.43%	0.44%	0.43%	0.43%	0.44%
Expenses, prior to Waivers	0.42	%(d)	0.44%
Net investment income, after Waivers	2.25	%(d)	3.30%	4.13%	4.91%	4.55%	4.75%
Portfolio turnover rate(e)	0%		43%	38%	23%	28%	59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

	Three Months Ended August 31, 2018		Year Ended May 31,				Period Ended May 31, 2014(a)
			2018	2017	2016	2015
Per Share Data:
Net asset value, beginning of period	$24.25		$24.61	$23.61	$25.38	$26.40	$25.03
Income from investment operations:
Net investment income(b)	0.25		1.06	1.20	1.26	1.23	0.82
Net gain (loss) on investments (realized and unrealized)	0.01		(0.35)	0.97	(1.83)	(1.10)	1.12
Total from investment operations	0.26		0.71	2.17	(0.57)	0.13	1.94
Less distributions from:
Net investment income	(0.28)		(1.07)	(1.17)	(1.20)	(1.15)	(0.57)
Capital gains	—		—	—	—	—	(0.00	)(c)
Total distributions to shareholders	(0.28)		(1.07)	(1.17)	(1.20)	(1.15)	(0.57)
Net asset value, end of period	$24.23		$24.25	$24.61	$23.61	$25.38	$26.40
Market price, end of period	$24.26	(d)	$24.22 (d)	$24.67	$23.60	$25.43	$26.46
Net Asset Value Total Return(e)	1.08%		2.95%	9.42%	(2.13)%	0.55%	7.80%
Market Price Total Return(e)	1.33%		2.57%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,136,609		$1,069,424	$770,438	$349,413	$147,190	$50,156
Ratio to average net assets of:
Expenses, after Waivers	0.41	%(f)	0.43%	0.44%	0.43%	0.43%	0.43	%(f)
Expenses, prior to Waivers	0.42	%(f)
Net investment income	4.04	%(f)	4.36%	4.97%	5.38%	4.86%	4.64	%(f)
Portfolio turnover rate(g)	25%		47%	47%	21%	30%	38%

(a)	The Fund commenced operations on September 24, 2013.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Financial Highlights (continued)

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

	Three Months Ended August 31, 2018		Year Ended May 31,				Period Ended May 31, 2014(a)
			2018	2017	2016	2015
Per Share Data:
Net asset value, beginning of period	$24.27		$24.86	$23.48	$25.67	$26.43	$25.03
Income from investment operations:
Net investment income(b)	0.30		1.17	1.27	1.28	1.27	0.82
Net gain (loss) on investments (realized and unrealized)	0.08		(0.59)	1.32	(2.24)	(0.82)	1.19
Total from investment operations	0.38		0.58	2.59	(0.96)	0.45	2.01
Less distributions from:
Net investment income	(0.33)		(1.17)	(1.21)	(1.23)	(1.19)	(0.61)
Capital gains	—		—	—	—	(0.02)	—
Total distributions to shareholders	(0.33)		(1.17)	(1.21)	(1.23)	(1.21)	(0.61)
Net asset value, end of period	$24.32		$24.27	$24.86	$23.48	$25.67	$26.43
Market price, end of period	$24.35	(c)	$24.24 (c)	$24.91	$23.53	$25.75	$26.49
Net Asset Value Total Return(d)	1.56%		2.37%	11.29%	(3.64)%	1.82%	8.09%
Market Price Total Return(d)	1.81%		2.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$936,384		$827,638	$482,352	$154,968	$69,314	$29,075
Ratio to average net assets of:
Expenses, after Waivers	0.41	%(e)	0.43%	0.44%	0.43%	0.43%	0.43	%(e)
Expenses, prior to Waivers	0.42	%(e)
Net investment income	4.87	%(e)	4.77%	5.24%	5.47%	4.98%	4.66	%(e)
Portfolio turnover rate(f)	27%		45%	45%	13%	22%	22%

(a)	The Fund commenced operations on September 24, 2013.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

	Three Months Ended August 31, 2018		Year Ended May 31,			Period Ended May 31, 2015(a)
			2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$24.62		$25.17	$23.85	$25.09	$25.00
Income from investment operations:
Net investment income(b)	0.30		1.25	1.33	1.26	0.86
Net gain (loss) on investments (realized and unrealized)	0.14		(0.53)	1.24	(1.29)	(0.09)
Total from investment operations	0.44		0.72	2.57	(0.03)	0.77
Less distributions from:
Net investment income	(0.33)		(1.23)	(1.25)	(1.21)	(0.68)
Capital gains	—		(0.04)	—	—	—
Total distributions to shareholders	(0.33)		(1.27)	(1.25)	(1.21)	(0.68)
Net asset value, end of period	$24.73		$24.62	$25.17	$23.85	$25.09
Market price, end of period	$24.78	(c)	$24.58 (c)	$25.24	$23.92	$25.15
Net Asset Value Total Return(d)	1.81%		2.92%	11.02%	0.04%	3.15%
Market Price Total Return(d)	2.18%		2.47%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$457,526		$391,478	$168,624	$50,093	$20,073
Ratio to average net assets of:
Expenses , after Waivers	0.41	%(e)	0.43%	0.44%	0.43%	0.43	%(e)
Expenses, prior to Waivers	0.42	%(e)
Net investment income	4.87	%(e)	5.04%	5.44%	5.37%	4.93	%(e)
Portfolio turnover rate(f)	14%		33%	50%	15%	3%

(a)	The Fund commenced operations on September 17, 2014.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Financial Highlights (continued)

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

	Three Months Ended August 31, 2018		Year Ended May 31,			Period Ended May 31, 2015(a)
			2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$24.54		$25.46	$23.97	$25.22	$25.04
Income from investment operations:
Net investment income(b)	0.33		1.36	1.36	1.28	0.86
Net gain (loss) on investments (realized and unrealized)	0.06		(0.91)	1.39	(1.30)	0.02
Total from investment operations	0.39		0.45	2.75	(0.02)	0.88
Less distributions from:
Net investment income	(0.37)		(1.37)	(1.26)	(1.21)	(0.70)
Capital gains	—		—	—	(0.02)	—
Total distributions to shareholders	(0.37)		(1.37)	(1.26)	(1.23)	(0.70)
Net asset value, end of period	$24.56		$24.54	$25.46	$23.97	$25.22
Market price, end of period	$24.61	(c)	$24.49 (c)	$25.52	$24.00	$25.17
Net Asset Value Total Return(d)	1.59%		1.79%	11.74%	0.11%	3.77%
Market Price Total Return(d)	2.00%		1.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$243,192		$208,598	$129,836	$38,345	$15,130
Ratio to average net assets of:
Expenses	0.42	%(e)	0.43%	0.44%	0.43%	0.43	%(e)
Net investment income	5.34	%(e)	5.47%	5.50%	5.46%	4.92	%(e)
Portfolio turnover rate(f)	17%		29%	17%	11%	6%

(a)	The Fund commenced operations on September 17, 2014.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

	Three Months Ended August 31, 2018		Year Ended May 31,		Period Ended May 31, 2016(a)
			2018	2017
Per Share Data:
Net asset value, beginning of period	$25.98		$26.95	$25.58	$24.97
Income from investment operations:
Net investment income(b)	0.35		1.43	1.43	0.87
Net gain (loss) on investments (realized and unrealized)	0.20		(0.93)	1.27	0.40
Total from investment operations	0.55		0.50	2.70	1.27
Less distributions from:
Net investment income	(0.39)		(1.43)	(1.33)	(0.66)
Capital gains	—		(0.04)	—	—
Total distributions to shareholders	(0.39)		(1.47)	(1.33)	(0.66)
Net asset value, end of period	$26.14		$25.98	$26.95	$25.58
Market price, end of period	$26.22	(c)	$25.93 (c)	$27.03	$25.60
Net Asset Value Total Return(d)	2.14%		1.90%	10.80%	5.20%
Market Price Total Return(d)	2.65%		1.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$112,421		$101,314	$37,725	$10,230
Ratio to average net assets of:
Expenses	0.42	%(e)	0.43%	0.44%	0.43	%(e)
Net investment income	5.39	%(e)	5.45%	5.45%	5.35	%(e)
Portfolio turnover rate(f)	6%		18%	14%	3%

(a)	The Fund commenced operations on October 7, 2015.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Financial Highlights (continued)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

	Three Months Ended August 31, 2018		Year Ended May 31, 2018	Period Ended May 31, 2017(a)
Per Share Data:
Net asset value, beginning of period	$24.67		$25.67	$24.98
Income from investment operations:
Net investment income(b)	0.33		1.30	0.91
Net gain (loss) on investments (realized and unrealized)	0.21		(1.02)	0.48
Total from investment operations	0.54		0.28	1.39
Less distributions from:
Net investment income	(0.36)		(1.27)	(0.70)
Capital gains	—		(0.05)	—
Total distributions to shareholders	(0.36)		(1.32)	(0.70)
Transaction fees(b)	—		0.04	—
Net asset value, end of period	$24.85		$24.67	$25.67
Market price, end of period	$24.92	(c)	$24.71 (c)	$25.65
Net Asset Value Total Return(d)	2.22%		1.21%	5.67%
Market Price Total Return(d)	2.34%		1.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$47,210		$41,936	$23,103
Ratio to average net assets of:
Expenses	0.42	%(e)	0.44%	0.42	%(e)
Net investment income	5.30	%(e)	5.14%	5.10	%(e)
Portfolio turnover rate(f)	8%		24%	7%

(a)	The Fund commenced operations on September 14, 2016.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Financial Highlights (continued)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

	Three Months Ended August 31, 2018		Period Ended May 31, 2018(a)
Per Share Data:
Net asset value, beginning of period	$23.96		$25.01
Income from investment operations:
Net investment income(b)	0.38		0.90
Net gain (loss) on investments (realized and unrealized)	0.31		(1.29)
Total from investment operations	0.69		(0.39)
Less distributions from:
Net investment income	(0.38)		(0.73)
Transaction fees(b)	0.01		0.07
Net asset value, end of period	$24.28		$23.96
Market price, end of period(c)	$24.31		$24.03
Net Asset Value Total Return(d)	2.94%		(1.31)%
Market Price Total Return(d)	2.76%		(1.03)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,856		$14,374
Ratio to average net assets of:
Expenses	0.42	%(e)	0.42	%(e)
Net investment income	6.33	%(e)	5.50	%(e)
Portfolio turnover rate(f)	9%		5%

(a)	The Fund commenced operations on September 27, 2017.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Financial Highlights (continued)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

	Period Ended August 31, 2018(a)
Per Share Data:
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income(b)	0.09
Net gain on investments (realized and unrealized)	0.05
Total from investment operations	0.14
Net asset value, end of period	$25.14
Market price, end of period(c)	$25.15
Net asset value Total Return(d)	0.56	%(e)
Market Price Total Return(d)	0.60	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,029
Ratio to average net assets of:
Expenses	0.42	%(f)
Net investment income	5.54	%(f)
Portfolio turnover rate(g)	0%

(a)	The Fund commenced operations on August 7, 2018.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.48%. The market price total return from Fund Inception to August 31, 2018 was 0.56%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

August 31, 2018

Note 1. Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Predecessor Fund (as defined below)	Short Name
Invesco BulletShares 2018 Corporate Bond ETF	Guggenheim BulletShares 2018 Corporate Bond ETF	BulletShares 2018 Corporate Bond ETF
Invesco BulletShares 2019 Corporate Bond ETF	Guggenheim BulletShares 2019 Corporate Bond ETF	BulletShares 2019 Corporate Bond ETF
Invesco BulletShares 2020 Corporate Bond ETF	Guggenheim BulletShares 2020 Corporate Bond ETF	BulletShares 2020 Corporate Bond ETF
Invesco BulletShares 2021 Corporate Bond ETF	Guggenheim BulletShares 2021 Corporate Bond ETF	BulletShares 2021 Corporate Bond ETF
Invesco BulletShares 2022 Corporate Bond ETF	Guggenheim BulletShares 2022 Corporate Bond ETF	BulletShares 2022 Corporate Bond ETF
Invesco BulletShares 2023 Corporate Bond ETF	Guggenheim BulletShares 2023 Corporate Bond ETF	BulletShares 2023 Corporate Bond ETF
Invesco BulletShares 2024 Corporate Bond ETF	Guggenheim BulletShares 2024 Corporate Bond ETF	BulletShares 2024 Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF	Guggenheim BulletShares 2025 Corporate Bond ETF	BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF	Guggenheim BulletShares 2026 Corporate Bond ETF	BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF	Guggenheim BulletShares 2027 Corporate Bond ETF	BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF*	—	BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2018 High Yield Corporate Bond ETF	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	BulletShares 2018 High Yield Corporate Bond ETF
Invesco BulletShares 2019 High Yield Corporate Bond ETF	Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	BulletShares 2019 High Yield Corporate Bond ETF
Invesco BulletShares 2020 High Yield Corporate Bond ETF	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	BulletShares 2020 High Yield Corporate Bond ETF
Invesco BulletShares 2021 High Yield Corporate Bond ETF	Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	BulletShares 2021 High Yield Corporate Bond ETF
Invesco BulletShares 2022 High Yield Corporate Bond ETF	Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	BulletShares 2022 High Yield Corporate Bond ETF
Invesco BulletShares 2023 High Yield Corporate Bond ETF	Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	BulletShares 2023 High Yield Corporate Bond ETF
Invesco BulletShares 2024 High Yield Corporate Bond ETF	Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	BulletShares 2024 High Yield Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF	Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF*	—	BulletShares 2026 High Yield Corporate Bond ETF

*	Commenced operations on August 7, 2018.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

214

Each Fund, except BulletShares 2028 Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF, acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of a corresponding fund of the Claymore Exchange-Traded Fund Trust (a “Predecessor Fund”) after the close of business on April 6, 2018 (or May 18, 2018 for BulletShares 2025 High Yield Corporate Bond ETF) (each, a “Reorganization”). Each applicable Fund adopted the performance and financial information of its corresponding Predecessor Fund. Information presented prior to the close of business on April 6, 2018 (or May 18, 2018 for BulletShares 2025 High Yield Corporate Bond ETF) is that of their respective Predecessor Fund.

Each of BulletShares 2028 Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF launched with a fiscal year-end of August 31. Effective August 31, 2018, the fiscal year-end of each of the other Funds changed from May 31 to August 31.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities and/or cash, except for BulletShares 2028 Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF creation units are generally issued in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BulletShares 2018 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2018 Index
BulletShares 2019 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2019 Index
BulletShares 2020 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2020 Index
BulletShares 2021 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2021 Index
BulletShares 2022 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2022 Index
BulletShares 2023 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2023 Index
BulletShares 2024 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2024 Index
BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index
BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index
BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index
BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index
BulletShares 2018 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2018 Index
BulletShares 2019 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2019 Index
BulletShares 2020 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2020 Index
BulletShares 2021 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2021 Index
BulletShares 2022 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index
BulletShares 2023 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index
BulletShares 2024 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index
BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index
BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked

215

prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create

216

or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for each Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Industry Concentration Risk. Each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, each Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources,, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Diversification Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Passive Management Risk. Unlike many investment companies, each Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, each Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Sampling Risk. Each Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), BulletShares 2028 Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF currently effect creations and redemptions principally for cash, rather than primarily in-kind, because of the nature of each of these Fund’s investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in conventional ETFs.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal.

Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities, and the use of credit ratings to select high yield debt securities can involve certain risks. For example, credit rating agencies may fail to change ratings in a timely fashion to reflect events since the security was last rated.

In addition, the values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Tracking Error Risk. The performance of each Fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. Each Fund’s return also may diverge from the return of the Underlying Index because each Fund bears the costs and risks associated with buying and selling securities (especially when rebalancing each Fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease each Fund’s NAV to the extent not offset by the transaction fee payable by an AP. Market disruptions and regulatory restrictions could have an adverse effect on each Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, each Fund may use a representative sampling approach, which may cause each Fund’s returns to not be as well correlated with the return of the Underlying Index as would be the case if each Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying

217

Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, each Fund may be unable to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent each Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing prices (i.e., the value of the Underlying Index is not based on fair value prices), each Fund’s ability to track the Underlying Index may be adversely affected. For tax efficiency purposes, each Fund may sell certain securities, and such sale may cause each Fund to realize a loss and, thus, each Fund’s performance to deviate from the performance of the Underlying Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Underlying Index.

C. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds’ right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of each Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

E. Investment Transactions and Investment Income

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

218

G. Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses (as set forth in the Investment Advisory Agreement).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as stated below. During the period April 6, 2018 through Reorganization, pursuant to an Interim Investment Adviser Agreement, BulletShares 2025 High Yield Corporate Bond ETF paid GFIA a reduced unitary fee equal to the Fund’s expenses paid by GFIA.

Fund	Unitary Management Fees (as a % of Net Assets)
BulletShares 2018 Corporate Bond ETF	0.10	%(1)
BulletShares 2019 Corporate Bond ETF	0.10	%(1)
BulletShares 2020 Corporate Bond ETF	0.10	%(1)
BulletShares 2021 Corporate Bond ETF	0.10	%(1)
BulletShares 2022 Corporate Bond ETF	0.10	%(1)
BulletShares 2023 Corporate Bond ETF	0.10	%(1)
BulletShares 2024 Corporate Bond ETF	0.10	%(1)
BulletShares 2025 Corporate Bond ETF	0.10	%(1)
BulletShares 2026 Corporate Bond ETF	0.10	%(1)
BulletShares 2027 Corporate Bond ETF	0.10	%(1)
BulletShares 2028 Corporate Bond ETF	0.10%
BulletShares 2018 High Yield Corporate Bond ETF	0.42%
BulletShares 2019 High Yield Corporate Bond ETF	0.42%
BulletShares 2020 High Yield Corporate Bond ETF	0.42%
BulletShares 2021 High Yield Corporate Bond ETF	0.42%
BulletShares 2022 High Yield Corporate Bond ETF	0.42%
BulletShares 2023 High Yield Corporate Bond ETF	0.42%

219

Fund	Unitary Management Fees (as a % of Net Assets)
BulletShares 2024 High Yield Corporate Bond ETF	0.42%
BulletShares 2025 High Yield Corporate Bond ETF	0.42%
BulletShares 2026 High Yield Corporate Bond ETF	0.42%

(1)

Prior to April 9, 2018, the Fund’s unitary management fee was 0.24%. Effective April 9, 2018 through April 19, 2018, the Adviser voluntarily agreed to waive permanently a portion of the Fund’s unitary management fee. After giving effect to such waiver, the net unitary management fee was 0.10%. Effective April 20, 2018, the Adviser contractually reduced the Fund’s unitary management fee from 0.24% to 0.10%.

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Prior to the Reorganization, the Predecessor Funds were managed by Guggenheim Funds Investment Advisors LLC (“GFIA”) and each Predecessor Fund paid GFIA an investment advisory fee calculated at the same annualized rates as disclosed above for each respective Fund, prior to any waivers or fee reductions.

Except for BulletShares 2028 Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF, effective as of the Reorganization, the Adviser has agreed to waive a portion of each Fund’s unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding such Fund’s unitary management fee through at least (i) April 6, 2020 for each Fund except BulletShares 2025 High Yield Corporate Bond ETF, and (ii) May 18, 2020 for BulletShares 2025 High Yield Corporate Bond ETF.

Additionally, through at least August 31, 2020 the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the period June 1, 2018 to August 31, 2018, and the period after the close of business on April 6, 2018 to May 31, 2018, the Adviser waived Fund fees in the following amounts:

Fund	Period June 1, 2018 to August 31, 2018		Period after the close of business April 6, 2018 to May 31, 2018
BulletShares 2018 Corporate Bond ETF	$17,749		$56,080
BulletShares 2019 Corporate Bond ETF	7,593		46,148
BulletShares 2020 Corporate Bond ETF	6,754		47,795
BulletShares 2021 Corporate Bond ETF	6,669		38,372
BulletShares 2022 Corporate Bond ETF	7,145		31,172
BulletShares 2023 Corporate Bond ETF	1,546		14,810
BulletShares 2024 Corporate Bond ETF	2,745		12,049
BulletShares 2025 Corporate Bond ETF	482		4,557
BulletShares 2026 Corporate Bond ETF	71		2,328
BulletShares 2027 Corporate Bond ETF	125		1,026
BulletShares 2028 Corporate Bond ETF	6	(1)	—
BulletShares 2018 High Yield Corporate Bond ETF	9,381		6,913
BulletShares 2019 High Yield Corporate Bond ETF	18,822		3,663
BulletShares 2020 High Yield Corporate Bond ETF	12,607		4,132
BulletShares 2021 High Yield Corporate Bond ETF	7,478		976
BulletShares 2022 High Yield Corporate Bond ETF	2,297		660
BulletShares 2023 High Yield Corporate Bond ETF	419		158
BulletShares 2024 High Yield Corporate Bond ETF	145		78
BulletShares 2025 High Yield Corporate Bond ETF	211		22	(2)
BulletShares 2026 High Yield Corporate Bond ETF	5	(1)	—

(1)	For the period August 7, 2018 to August 31, 2018.
(2)	For the period after the close of business May 18, 2018 to May 31, 2018.

220

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for each Predecessor Fund adopted a distribution and service plan pursuant to rule 12b-1 under the 1940 Act. No 12b-1 fees were paid by the Predecessor Funds under this plan.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, GFIA engaged external service providers to perform these services for each Predecessor Fund.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

“Nasdaq” is a trademark of The Nasdaq OMX Group, Inc. and has been licensed for use in the name of each Underlying Index by the Licensor. “BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. Prior to the Reorganization, each Underlying Index name trademark had been licensed to GFIA for use by the corresponding Predecessor Fund. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

Note 4. Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the period June 1, 2018 to August 31, 2018, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gain (Loss)
Invesco BulletShares 2019 Corporate Bond ETF	$3,779,170	$1,254,310	$(18,857)
Invesco BulletShares 2021 Corporate Bond ETF	1,839,875	2,039,245	(16,304)
Invesco BulletShares 2022 Corporate Bond ETF	1,144,429	962,111	(60,101)
Invesco BulletShares 2023 Corporate Bond ETF	2,480,085	—	—
Invesco BulletShares 2024 Corporate Bond ETF	328,210	—	—
Invesco BulletShares 2025 Corporate Bond ETF	527,296	—	—
Invesco BulletShares 2026 Corporate Bond ETF	96,273	—	—
Invesco BulletShares 2018 High Yield Corporate Bond ETF	—	43,051,958	11,361
Invesco BulletShares 2019 High Yield Corporate Bond ETF	60,061,232	7,292,436	(180,132)
Invesco BulletShares 2020 High Yield Corporate Bond ETF	10,646,697	18,528,615	(235,363)
Invesco BulletShares 2021 High Yield Corporate Bond ETF	2,811,146	7,853,469	46,712
Invesco BulletShares 2022 High Yield Corporate Bond ETF	1,091,691	11,623,472	506,269
Invesco BulletShares 2023 High Yield Corporate Bond ETF	5,005,581	2,121,244	(586)
Invesco BulletShares 2024 High Yield Corporate Bond ETF	3,698,200	1,500,343	(13,077)
Invesco BulletShares 2025 High Yield Corporate Bond ETF	3,120,533	403,215	(1,444)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

221

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the period June 1, 2018 to August 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
BulletShares 2018 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$451,005,824	$—	$451,005,824
U.S. Treasury Securities	—	274,061,154	—	274,061,154
Money Market Fund	1,224,033	—	—	1,224,033

Total Investments	$1,224,033	$725,066,978	$—	$726,291,011

BulletShares 2019 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,151,107,380	$—	$1,151,107,380
Money Market Fund	2,794,548	—	—	2,794,548

Total Investments	$2,794,548	$1,151,107,380	$—	$1,153,901,928

BulletShares 2020 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,228,854,538	$—	$1,228,854,538
Money Market Fund	1,912,126	—	—	1,912,126

Total Investments	$1,912,126	$1,228,854,538	$—	1,230,766,664

BulletShares 2021 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$987,967,402	$—	$987,967,402
Money Market Fund	553,590	—	—	553,590

Total Investments	$553,590	$987,967,402	$—	$988,520,992

BulletShares 2022 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$816,600,286	$—	$816,600,286
Money Market Fund	1,946,597	—	—	1,946,597

Total Investments	$1,946,597	$816,600,286	$—	$818,546,883

BulletShares 2023 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$378,847,445	$—	$378,847,445
Money Market Fund	933,726	—	—	933,726

Total Investments	$933,726	$378,847,445	$—	$379,781,171

BulletShares 2024 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$306,531,132	$—	$306,531,132
Money Market Fund	524,872	—	—	524,872

Total Investments	$524,872	$306,531,132	$—	$307,056,004

222

	Level 1	Level 2	Level 3	Total
BulletShares 2025 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$114,830,272	$—	$114,830,272
Money Market Fund	388,927	—	—	388,927

Total Investments	$388,927	$114,830,272	$—	$115,219,199

BulletShares 2026 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$53,090,080	$—	$53,090,080
Money Market Fund	92,099	—	—	92,099

Total Investments	$92,099	$53,090,080	$—	$53,182,179

BulletShares 2027 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$25,510,690	$—	$25,510,690
Money Market Fund	70,324	—	—	70,324

Total Investments	$70,324	$25,510,690	$—	$25,581,014

BulletShares 2028 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	5,884,238	$—	$5,884,238
Money Market Fund	55,292	—	—	55,292

Total Investments	$55,292	$5,884,238	$—	$5,939,530

BulletShares 2018 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$161,433,659	$—	$161,433,659
Common Stocks	22,949	—	—	22,949
U.S. Treasury Securities	—	440,963,707	—	440,963,707
Money Market Funds	8,210,831	—	—	8,210,831

Total Investments	$8,233,780	$602,397,366	$—	$610,631,146

BulletShares 2019 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,077,105,894	$—	$1,077,105,894
Money Market Funds	47,914,062	—	—	47,914,062

Total Investments	$47,914,062	$1,077,105,894	$—	$1,125,019,956

BulletShares 2020 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$907,246,687	$—	$907,246,687
Money Market Funds	23,504,288	—	—	23,504,288

Total Investments	$23,504,288	$907,246,687	$—	$930,750,975

BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$441,356,297	$—	$441,356,297
Money Market Funds	15,245,484	—	—	15,245,484

Total Investments	$15,245,484	$441,356,297	$—	$456,601,781

BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$235,500,865	$—	$235,500,865
Money Market Funds	10,590,430	—	—	10,590,430

Total Investments	$10,590,430	$235,500,865	$—	$246,091,295

223

	Level 1	Level 2	Level 3	Total
BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$109,814,329	$—	$109,814,329
Money Market Funds	9,180,033	—	—	9,180,033

Total Investments	$9,180,033	$109,814,329	$—	$118,994,362

BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$46,122,059	$—	$46,122,059
Money Market Funds	2,702,895	—	—	2,702,895

Total Investments	$2,702,895	$46,122,059	$—	$48,824,954

BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$21,417,658	$—	$21,417,658
Money Market Funds	1,416,206	—	—	1,416,206

Total Investments	$1,416,206	$21,417,658	$—	$22,833,864

BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$4,913,001	$—	$4,913,001
Money Market Fund	52,504	—	—	52,504

Total Investments	$52,504	$4,913,001	$—	$4,965,505

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholder Paid During the Period June 1, 2018 to August 31, 2018, the Fiscal Year or Period Ended May 31, 2018, and the Fiscal Year or Period Ended May 31, 2017:

	August 31, 2018		May 31, 2018		May 31, 2017
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Invesco BulletShares 2018 Corporate Bond ETF	$3,909,346	$276,722	$14,879,285	$—	$14,261,430	$—
Invesco BulletShares 2019 Corporate Bond ETF	6,199,722	—	18,785,420	401,710	13,124,295	—
Invesco BulletShares 2020 Corporate Bond ETF	7,430,363	—	22,047,273	459,980	15,425,505	—
Invesco BulletShares 2021 Corporate Bond ETF	6,734,649	28,220	19,153,422	557,700	11,940,855	—
Invesco BulletShares 2022 Corporate Bond ETF	6,062,143	—	16,082,581	154,202	9,901,155	—
Invesco BulletShares 2023 Corporate Bond ETF	2,990,631	26,797	7,584,210	378,300	4,513,185	52,890
Invesco BulletShares 2024 Corporate Bond ETF	2,684,817	—	6,590,931	—	3,928,346	14,884
Invesco BulletShares 2025 Corporate Bond ETF	1,009,969	—	2,647,883	—	1,416,390	—
Invesco BulletShares 2026 Corporate Bond ETF	511,753	2,700	1,306,332	—	302,625	—
Invesco BulletShares 2027 Corporate Bond ETF	231,255	—	237,726	—	—	—
Invesco BulletShares 2028 Corporate Bond ETF	—	—	—	—	—	—
Invesco BulletShares 2018 High Yield Corporate Bond ETF	4,892,038	—	34,624,920	—	35,891,780	—
Invesco BulletShares 2019 High Yield Corporate Bond ETF	12,686,334	—	39,840,911	—	23,591,660	—
Invesco BulletShares 2020 High Yield Corporate Bond ETF	11,673,885	—	30,258,164	—	13,134,420	—
Invesco BulletShares 2021 High Yield Corporate Bond ETF	5,462,797	78,391	13,589,922	—	4,487,880	—
Invesco BulletShares 2022 High Yield Corporate Bond ETF	3,245,197	—	8,742,614	—	3,986,220	—
Invesco BulletShares 2023 High Yield Corporate Bond ETF	1,544,585	42,007	3,315,734	85,560	1,183,010	—
Invesco BulletShares 2024 High Yield Corporate Bond ETF	612,887	53,430	1,586,773	—	344,960	—
Invesco BulletShares 2025 High Yield Corporate Bond ETF	308,124	—	234,120	—	—	—
Invesco BulletShares 2026 High Yield Corporate Bond ETF	—	—	—	—	—	—

224

Tax Components of Net Assets at Fiscal Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)— Investments	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Invesco BulletShares 2018 Corporate Bond ETF	$981,648	$11,192	$(183,820)	$—	$729,517,561	$730,326,581
Invesco BulletShares 2019 Corporate Bond ETF	1,187,158	—	(4,899,291)	(166,960)	1,174,251,404	1,170,372,311
Invesco BulletShares 2020 Corporate Bond ETF	1,091,747	—	(13,723,521)	(259,464)	1,256,171,238	1,243,280,000
Invesco BulletShares 2021 Corporate Bond ETF	1,358,928	—	(14,588,519)	(476,986)	1,009,367,566	995,660,989
Invesco BulletShares 2022 Corporate Bond ETF	1,170,606	—	(14,822,395)	(172,165)	839,252,721	825,428,767
Invesco BulletShares 2023 Corporate Bond ETF	631,466	—	(7,818,684)	(15,088)	390,271,400	383,069,094
Invesco BulletShares 2024 Corporate Bond ETF	521,343	—	(6,417,626)	(792,085)	318,051,116	311,362,748
Invesco BulletShares 2025 Corporate Bond ETF	205,489	—	(3,146,646)	(269,880)	119,555,080	116,344,043
Invesco BulletShares 2026 Corporate Bond ETF	98,175	—	(2,094,761)	—	55,689,248	53,692,662
Invesco BulletShares 2027 Corporate Bond ETF	51,643	—	(764,493)	—	26,534,814	25,821,964
Invesco BulletShares 2028 Corporate Bond ETF	14,814	—	2,978	—	6,000,020	6,017,812
Invesco BulletShares 2018 High Yield Corporate Bond ETF	135,238	—	(426,207)	(13,918,631)	628,241,876	614,032,276
Invesco BulletShares 2019 High Yield Corporate Bond ETF	2,365,089	—	1,119,803	(8,885,144)	1,142,009,646	1,136,609,394
Invesco BulletShares 2020 High Yield Corporate Bond ETF	2,945,495	—	542,845	(8,501,589)	941,397,301	936,384,052
Invesco BulletShares 2021 High Yield Corporate Bond ETF	1,725,518	—	408,513	(3,159,780)	458,551,295	457,525,546
Invesco BulletShares 2022 High Yield Corporate Bond ETF	649,602	—	(155,775)	(2,167,447)	244,865,866	243,192,246
Invesco BulletShares 2023 High Yield Corporate Bond ETF	388,118	—	(522,797)	(354,991)	112,910,342	112,420,672
Invesco BulletShares 2024 High Yield Corporate Bond ETF	259,665	—	(712,673)	(357,462)	48,020,292	47,209,822
Invesco BulletShares 2025 High Yield Corporate Bond ETF	75,830	—	(140,736)	(99,851)	22,020,632	21,855,875
Invesco BulletShares 2026 High Yield Corporate Bond ETF	17,476	—	11,416	—	5,000,025	5,028,917

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of August 31, 2018:

	Post-effective/no expiration
	Short-term	Long-Term	Total*	Expired
Invesco BulletShares 2018 Corporate Bond ETF	$—	$—	$—	$—
Invesco BulletShares 2019 Corporate Bond ETF	38,936	128,024	166,960	—
Invesco BulletShares 2020 Corporate Bond ETF	61,960	197,504	259,464	—
Invesco BulletShares 2021 Corporate Bond ETF	368,645	108,341	476,986	—
Invesco BulletShares 2022 Corporate Bond ETF	148,240	23,925	172,165	—
Invesco BulletShares 2023 Corporate Bond ETF	15,088	—	15,088	—
Invesco BulletShares 2024 Corporate Bond ETF	666,621	125,464	792,085	—
Invesco BulletShares 2025 Corporate Bond ETF	243,476	26,404	269,880	—
Invesco BulletShares 2026 Corporate Bond ETF	—	—	—	—
Invesco BulletShares 2027 Corporate Bond ETF	—	—	—	—
Invesco BulletShares 2028 Corporate Bond ETF	—	—	—	—
Invesco BulletShares 2018 High Yield Corporate Bond ETF	32,385	13,886,246	13,918,631	—
Invesco BulletShares 2019 High Yield Corporate Bond ETF	5,283,358	3,601,786	8,885,144	—
Invesco BulletShares 2020 High Yield Corporate Bond ETF	5,953,610	2,547,979	8,501,589	—
Invesco BulletShares 2021 High Yield Corporate Bond ETF	2,275,478	884,302	3,159,780	—
Invesco BulletShares 2022 High Yield Corporate Bond ETF	1,190,039	977,408	2,167,447	—
Invesco BulletShares 2023 High Yield Corporate Bond ETF	10,504	344,487	354,991	—
Invesco BulletShares 2024 High Yield Corporate Bond ETF	207,647	149,815	357,462	—
Invesco BulletShares 2025 High Yield Corporate Bond ETF	99,851	—	99,851	—
Invesco BulletShares 2026 High Yield Corporate Bond ETF	—	—	—	—

*

Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

225

Note 7. Securities Lending

During the period June 1, 2018 to August 31, 2018, BulletShares 2018 High Yield Corporate Bond ETF, BulletShares 2019 High Yield Corporate Bond ETF, BulletShares 2020 High Yield Corporate Bond ETF, BulletShares 2021 High Yield Corporate Bond ETF, BulletShares 2022 High Yield Corporate Bond ETF, BulletShares 2023 High Yield Corporate Bond ETF, BulletShares 2024 High Yield Corporate Bond ETF and BulletShares 2025 High Yield Corporate Bond ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 8. Investment Transactions

For the period June 1, 2018 to August 31, 2018, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

	Purchases	Sales
BulletShares 2018 Corporate Bond ETF	$—	$183,067,232
BulletShares 2019 Corporate Bond ETF	34,617,553	29,853,191
BulletShares 2020 Corporate Bond ETF	95,429,340	16,037,453
BulletShares 2021 Corporate Bond ETF	108,632,050	24,326,955
BulletShares 2022 Corporate Bond ETF	71,415,325	3,184,631
BulletShares 2023 Corporate Bond ETF	31,091,645	696,913
BulletShares 2024 Corporate Bond ETF	33,315,870	6,317,142
BulletShares 2025 Corporate Bond ETF	12,609,683	832,952
BulletShares 2026 Corporate Bond ETF	96,273	—
BulletShares 2027 Corporate Bond ETF	2,976,829	—
BulletShares 2028 Corporate Bond ETF*	5,880,808	—
BulletShares 2018 High Yield Corporate Bond ETF	—	149,081,677
BulletShares 2019 High Yield Corporate Bond ETF	249,081,627	284,761,857
BulletShares 2020 High Yield Corporate Bond ETF	244,745,607	222,563,544
BulletShares 2021 High Yield Corporate Bond ETF	65,258,055	56,616,166
BulletShares 2022 High Yield Corporate Bond ETF	35,440,099	35,866,681
BulletShares 2023 High Yield Corporate Bond ETF	6,215,263	6,300,400
BulletShares 2024 High Yield Corporate Bond ETF	3,698,200	3,763,439
BulletShares 2025 High Yield Corporate Bond ETF	4,198,325	1,639,882
BulletShares 2026 High Yield Corporate Bond ETF*	4,900,832	—

*	For the period August 7, 2018 through August 31, 2018.

For the period June 1, 2018 to August 31, 2018, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for BulletShares 2018 Corporate Bond ETF amounted to $0 and $0, respectively and for BulletShares 2018 High Yield Corporate Bond ETF amounted to $0 and $0, respectively.

226

For the period June 1, 2018 to August 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
BulletShares 2018 Corporate Bond ETF	$10,199	$1,204,579
BulletShares 2019 Corporate Bond ETF	20,399,975	5,288,614
BulletShares 2020 Corporate Bond ETF	21,779,603	—
BulletShares 2021 Corporate Bond ETF	12,303,015	—
BulletShares 2022 Corporate Bond ETF	15,319,497	—
BulletShares 2023 Corporate Bond ETF	2,990,394	—
BulletShares 2024 Corporate Bond ETF	—	—
BulletShares 2025 Corporate Bond ETF	—	—
BulletShares 2026 Corporate Bond ETF	—	—
BulletShares 2027 Corporate Bond ETF	—	—
BulletShares 2028 Corporate Bond ETF*	—	—
BulletShares 2018 High Yield Corporate Bond ETF	—	8,413,694
BulletShares 2019 High Yield Corporate Bond ETF	54,349,461	—
BulletShares 2020 High Yield Corporate Bond ETF	103,384,511	—
BulletShares 2021 High Yield Corporate Bond ETF	62,871,992	—
BulletShares 2022 High Yield Corporate Bond ETF	33,691,110	—
BulletShares 2023 High Yield Corporate Bond ETF	10,160,823	—
BulletShares 2024 High Yield Corporate Bond ETF	4,866,829	—
BulletShares 2025 High Yield Corporate Bond ETF	4,720,375	—
BulletShares 2026 High Yield Corporate Bond ETF*	—	—

*	For the period August 7, 2018 through August 31, 2018.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At August 31, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Invesco BulletShares 2018 Corporate Bond ETF	$76,275	$(260,095)	$(183,820)	$726,474,831
Invesco BulletShares 2019 Corporate Bond ETF	268,179	(5,167,470)	(4,899,291)	1,158,801,219
Invesco BulletShares 2020 Corporate Bond ETF	330,509	(14,054,030)	(13,723,521)	1,244,490,185
Invesco BulletShares 2021 Corporate Bond ETF	834,189	(15,422,708)	(14,588,519)	1,003,109,511
Invesco BulletShares 2022 Corporate Bond ETF	749,825	(15,572,220)	(14,822,395)	833,369,278
Invesco BulletShares 2023 Corporate Bond ETF	710,980	(8,529,664)	(7,818,684)	387,599,855
Invesco BulletShares 2024 Corporate Bond ETF	684,081	(7,101,707)	(6,417,626)	313,473,630
Invesco BulletShares 2025 Corporate Bond ETF	169,791	(3,316,437)	(3,146,646)	118,365,845
Invesco BulletShares 2026 Corporate Bond ETF	4,812	(2,099,573)	(2,094,761)	55,276,940
Invesco BulletShares 2027 Corporate Bond ETF	3,963	(768,456)	(764,493)	26,345,507
Invesco BulletShares 2028 Corporate Bond ETF*	15,660	(12,682)	2,978	5,936,552
Invesco BulletShares 2018 High Yield Corporate Bond ETF	349,252	(775,459)	(426,207)	611,057,353
Invesco BulletShares 2019 High Yield Corporate Bond ETF	3,440,187	(2,320,384)	1,119,803	1,123,900,153
Invesco BulletShares 2020 High Yield Corporate Bond ETF	6,014,312	(5,471,467)	542,845	930,208,131
Invesco BulletShares 2021 High Yield Corporate Bond ETF	3,941,141	(3,532,628)	408,513	456,193,268
Invesco BulletShares 2022 High Yield Corporate Bond ETF	2,688,431	(2,844,206)	(155,775)	246,247,070
Invesco BulletShares 2023 High Yield Corporate Bond ETF	1,312,412	(1,835,209)	(522,797)	119,517,159
Invesco BulletShares 2024 High Yield Corporate Bond ETF	307,865	(1,020,538)	(712,673)	49,537,627
Invesco BulletShares 2025 High Yield Corporate Bond ETF	225,974	(366,710)	(140,736)	22,974,600
Invesco BulletShares 2026 High Yield Corporate Bond ETF*	28,972	(17,556)	11,416	4,954,089

*	For the period August 7, 2018 through August 31, 2018.

227

Note 9. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net asset of each Fund. For the period June 1, 2018 to August 31, 2018, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco BulletShares 2018 Corporate Bond ETF	$276,722	$(278,753)	$2,031
Invesco BulletShares 2019 Corporate Bond ETF	—	(1,643)	1,643
Invesco BulletShares 2020 Corporate Bond ETF	331	(331)	—
Invesco BulletShares 2021 Corporate Bond ETF	75,900	(75,900)	—
Invesco BulletShares 2022 Corporate Bond ETF	—	—	—
Invesco BulletShares 2023 Corporate Bond ETF	37,154	(37,154)	—
Invesco BulletShares 2024 Corporate Bond ETF	—	—	—
Invesco BulletShares 2025 Corporate Bond ETF	—	—	—
Invesco BulletShares 2026 Corporate Bond ETF	4,127	(4,127)	—
Invesco BulletShares 2027 Corporate Bond ETF	—	—	—
Invesco BulletShares 2028 Corporate Bond ETF*	—	—	—
Invesco BulletShares 2018 High Yield Corporate Bond ETF	—	(35,023)	35,023
Invesco BulletShares 2019 High Yield Corporate Bond ETF	—	—	—
Invesco BulletShares 2020 High Yield Corporate Bond ETF	—	—	—
Invesco BulletShares 2021 High Yield Corporate Bond ETF	573,358	(573,358)	—
Invesco BulletShares 2022 High Yield Corporate Bond ETF	—	—	—
Invesco BulletShares 2023 High Yield Corporate Bond ETF	77,116	(77,116)	—
Invesco BulletShares 2024 High Yield Corporate Bond ETF	115,245	(115,245)	—
Invesco BulletShares 2025 High Yield Corporate Bond ETF	—	—	—
Invesco BulletShares 2026 High Yield Corporate Bond ETF*	—	—	—

*	For the period August 7, 2018 through August 31, 2018.

Note 10. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by each Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an ‘Independent Trustee”), any Trustee who is not an affiliate of the Advisor or Distributor (or any of their affiliates) and who is otherwise and “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ Fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 11. Borrowing

Each Predecessor Fund to BulletShares 2018 High Yield Corporate Bond ETF, BulletShares 2019 High Yield Corporate Bond ETF, BulletShares 2020 High Yield Corporate Bond ETF, BulletShares 2021 High Yield Corporate Bond ETF, BulletShares 2022 High Yield Corporate Bond ETF, BulletShares 2023 High Yield Corporate Bond ETF, BulletShares 2024 High Yield Corporate Bond ETF and BulletShares 2025 High Yield Corporate Bond ETF (collectively, the “Withdrawing Borrowers”), were parties to a 364-day committed, $1,000,000,000 line of credit facility with a syndicate administered by Citibank, N.A, which was in place through October 6, 2017, at which time the line of credit was renewed with an increased commitment amount of $1,065,000,000. The Withdrawing Borrowers were permitted to borrow up to the lesser of (1) $1,065,000,000 or (2) the limits set by the prospectus for borrowings. Fees related to borrowings, if any, varied under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1% or the federal funds rate plus 1/2 of 1%. All Withdrawing Borrowers that participated in the line of credit paid upfront costs to renew the line of credit and a commitment fee of 0.15% on the amount of the commitment that had not been utilized. In case of borrowings from the line of credit, the Withdrawing Borrowers paid the associated interest expenses. Effective April 16, 2018 all Withdrawing Borrowers noted above except BulletShares 2025 High Yield Corporate Bond ETF, and effective May 17, 2018 BulletShares 2025 High Yield Corporate Bond ETF, withdrew as borrowers under the line of credit facility and all rights and obligations of the Withdrawing Borrowers terminated.

228

Expenses under the line of credit facility are shown in the Statements of Operations as Line of Credit Fee. There were no outstanding borrowings under this agreement during the period ended May 31, 2018.

Note 12. Capital

Shares are issued and redeemed by the Funds only in Creation Units of 150,000 for BulletShares 2018 Corporate Bond ETF, BulletShares 2019 Corporate Bond ETF, BulletShares 2020 Corporate Bond ETF, BulletShares 2021 Corporate Bond ETF, BulletShares 2022 Corporate Bond ETF, BulletShares 2023 Corporate Bond ETF, BulletShares 2024 Corporate Bond ETF, BulletShares 2025 Corporate Bond ETF, BulletShares 2026 Corporate Bond ETF, BulletShares 2027 Corporate Bond ETF and BulletShares 2028 Corporate Bond ETF and 100,000 for BulletShares 2018 High Yield Corporate Bond ETF, BulletShares 2019 High Yield Corporate Bond ETF, BulletShares 2020 High Yield Corporate Bond ETF, BulletShares 2021 High Yield Corporate Bond ETF, BulletShares 2022 High Yield Corporate Bond ETF, BulletShares 2023 High Yield Corporate Bond ETF, BulletShares 2024 High Yield Corporate Bond ETF, BulletShares 2025 High Yield Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions (except for BulletShares 2028 Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF) are generally exchanged for the deposit or delivery of a basket of securities (‘Deposit Securities”) and/or cash. Such transactions for BulletShares 2028 Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF are generally in exchange for the deposit or delivery of cash. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 13. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

229

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of each of the twenty Funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Predecessor Fund
Invesco BulletShares 2018 Corporate Bond ETF(1)	Guggenheim BulletShares 2018 Corporate Bond ETF
Invesco BulletShares 2019 Corporate Bond ETF(1)	Guggenheim BulletShares 2019 Corporate Bond ETF
Invesco BulletShares 2020 Corporate Bond ETF(1)	Guggenheim BulletShares 2020 Corporate Bond ETF
Invesco BulletShares 2021 Corporate Bond ETF(1)	Guggenheim BulletShares 2021 Corporate Bond ETF
Invesco BulletShares 2022 Corporate Bond ETF(1)	Guggenheim BulletShares 2022 Corporate Bond ETF
Invesco BulletShares 2023 Corporate Bond ETF(1)	Guggenheim BulletShares 2023 Corporate Bond ETF
Invesco BulletShares 2024 Corporate Bond ETF(1)	Guggenheim BulletShares 2024 Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF(1)	Guggenheim BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF(1)	Guggenheim BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF(2)	—
Invesco BulletShares 2028 Corporate Bond ETF(3)	—
Invesco BulletShares 2018 High Yield Corporate Bond ETF(1)	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Invesco BulletShares 2019 High Yield Corporate Bond ETF(1)	Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Invesco BulletShares 2020 High Yield Corporate Bond ETF(1)	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Invesco BulletShares 2021 High Yield Corporate Bond ETF(1)	Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Invesco BulletShares 2022 High Yield Corporate Bond ETF(1)	Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Invesco BulletShares 2023 High Yield Corporate Bond ETF(1)	Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Invesco BulletShares 2024 High Yield Corporate Bond ETF(1)	Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF(2)	—
Invesco BulletShares 2026 High Yield Corporate Bond ETF(3)	—

(1)	Statements of operations and changes in net assets and the financial highlights for the period June 1, 2018 through August 31, 2018 and for the year ended May 31, 2018

(2)

Statements of operations and changes in net assets and the financial highlights for the period June 1, 2018 through August 31, 2018 and for the period September 27, 2017 (commencement of investment operations) through May 31, 2018

(3)	Statements of operations and changes in net assets and the financial highlights for the period August 7, 2018 (commencement of investment operations) through August 31, 2018

The financial statements of the Predecessor Funds listed in the table above as of and for the year or periods ended May 31, 2017 and the financial highlights for each of the periods ended on or prior to May 31, 2017 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated July 31, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight

230

Report of Independent Registered Public Accounting Firm (continued)

Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Chicago, Illinois

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

231

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco BulletShares 2018 Corporate Bond ETF (BSCI)
Actual	$1,000.00	$1,010.50	0.12%	$0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.12	0.61
Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)
Actual	1,000.00	1,006.50	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.13	0.66
Invesco BulletShares 2020 Corporate Bond ETF (BSCK)
Actual	1,000.00	1,010.90	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.13	0.66
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Actual	1,000.00	1,006.20	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.13	0.66
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Actual	1,000.00	1,011.20	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.13	0.66
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Actual	1,000.00	1,010.20	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.13	0.66
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Actual	1,000.00	1,010.10	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.13	0.66

232

Fees and Expenses (continued)

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Actual	$1,000.00	$1,010.10		0.13%	$0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.55		0.13	0.66
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Actual	1,000.00	1,010.70		0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.55		0.13	0.66
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Actual	1,000.00	1,007.80		0.12	0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.60		0.12	0.61
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Actual	1,000.00	1,003.00	(2)	0.10	0.07	(3)
Hypothetical (5% return before expenses)	1,000.00	1,024.70	(2)	0.10	0.51	(3)
Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI)
Actual	1,000.00	1,014.00		0.42	2.13
Hypothetical (5% return before expenses)	1,000.00	1,023.09		0.42	2.14
Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
Actual	1,000.00	1,010.80		0.42	2.13
Hypothetical (5% return before expenses)	1,000.00	1,023.09		0.42	2.14
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
Actual	1,000.00	1,015.60		0.42	2.13
Hypothetical (5% return before expenses)	1,000.00	1,023.09		0.42	2.14
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
Actual	1,000.00	1,018.10		0.42	2.14
Hypothetical (5% return before expenses)	1,000.00	1,023.09		0.42	2.14
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Actual	1,000.00	1,015.90		0.42	2.13
Hypothetical (5% return before expenses)	1,000.00	1,023.09		0.42	2.14
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Actual	1,000.00	1,021.40		0.42	2.14
Hypothetical (5% return before expenses)	1,000.00	1,023.09		0.42	2.14
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Actual	1,000.00	1,022.20		0.42	2.14
Hypothetical (5% return before expenses)	1,000.00	1,023.09		0.42	2.14
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Actual	1,000.00	1,029.40		0.42	2.15
Hypothetical (5% return before expenses)	1,000.00	1,023.09		0.42	2.14
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Actual	1,000.00	1,005.60	(2)	0.42	0.29	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.09	(2)	0.42	2.14	(3)

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended August 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

(2)

The actual ending account value is based on the actual total return of the Fund for the period August 7, 2018 (commencement of investment operations) through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period August 7, 2018 (commencement of investment operations) to August 31, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 25/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

233

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended August 31, 2018:

	Qualified Dividend Income*	Corporate Dividends-Received Deduction*	Qualified Interest Income*	Long-Term Capital Gains
Invesco BulletShares 2018 Corporate Bond ETF	0%	0%	77%	$276,722
Invesco BulletShares 2019 Corporate Bond ETF	0%	0%	77%	—
Invesco BulletShares 2020 Corporate Bond ETF	0%	0%	82%	—
Invesco BulletShares 2021 Corporate Bond ETF	0%	0%	76%	28,220
Invesco BulletShares 2022 Corporate Bond ETF	0%	0%	78%	—
Invesco BulletShares 2023 Corporate Bond ETF	0%	0%	81%	26,797
Invesco BulletShares 2024 Corporate Bond ETF	0%	0%	81%	—
Invesco BulletShares 2025 Corporate Bond ETF	0%	0%	87%	—
Invesco BulletShares 2026 Corporate Bond ETF	0%	0%	82%	2,700
Invesco BulletShares 2027 Corporate Bond ETF	0%	0%	82%	—
Invesco BulletShares 2028 Corporate Bond ETF	0%	0%	0%	—
Invesco BulletShares 2018 High Yield Corporate Bond ETF	0%	0%	90%	—
Invesco BulletShares 2019 High Yield Corporate Bond ETF	0%	0%	89%	—
Invesco BulletShares 2020 High Yield Corporate Bond ETF	0%	0%	81%	—
Invesco BulletShares 2021 High Yield Corporate Bond ETF	0%	0%	83%	78,391
Invesco BulletShares 2022 High Yield Corporate Bond ETF	0%	0%	83%	—
Invesco BulletShares 2023 High Yield Corporate Bond ETF	0%	0%	80%	42,007
Invesco BulletShares 2024 High Yield Corporate Bond ETF	0%	0%	84%	53,430
Invesco BulletShares 2025 High Yield Corporate Bond ETF	0%	0%	79%	—
Invesco BulletShares 2026 High Yield Corporate Bond ETF	0%	0%	0%	—

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal period.

234

Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2016	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	221	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017–Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	221	None

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee and Trustee since 2016	Senior Director of Finance, By The Hand Club for Kids (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	221	None

Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee and Trustee since 2016	Managing Partner, RDG Funds LLC (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	221	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

235

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	221	None

Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman and Trustee since 2016	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); President and Chief Executive Officer, Stone Pillar Investments, Ltd. (2016-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	221	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

236

Trustees and Officers (continued)

The Unaffiliated Trustee, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Unaffiliated Trustee and the other directorships, if any, held by the Unaffiliated Trustee are shown below.

Name, Address and Year of Birth of Unaffiliated Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Unaffiliated Trustee	Other Directorships Held by Unaffiliated Trustee During the Past 5 Years
Philip M. Nussbaum***—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2016	Chairman, Performance Trust Capital Partners (2004-Present).	221	None

*	This is the date the Unaffiliated Trustee began serving the Trust. The Unaffiliated Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.
***	Effective September 19, 2018, Mr. Nussbaum resigned from the Board of Trustees of the Trust.

237

Trustees and Officers (continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2015	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008-Present), Invesco Group Services, Inc., Invesco Holding Company (US), Inc. and Invesco North American Holdings, Inc.; Director, Invesco Holding Company Limited (2007-Present); Executive Vice President (2008-Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC, Director and Executive Vice President, Invesco Finance, Inc. and Director, Invesco Finance PLC (2011-Present); Director and Secretary (2012-Present), Invesco Services (Bahamas) Private Limited; and Director and Executive Vice President (2014-Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	221	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

238

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2016	President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

239

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2015	Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2016	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco Capital Management LLC (2017-Present); Chief Compliance Officer of Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer at ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/Chief Financial Officer at Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

240

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco Emerging Markets Debt Defensive ETF

Invesco Emerging Markets Debt Value ETF

Invesco High Yield Defensive ETF

Invesco High Yield Value ETF

Invesco Investment Grade Defensive ETF

Invesco Investment Grade Value ETF

Invesco Multi-Factor Core Fixed Income ETF

Invesco Multi-Factor Core Plus Fixed Income ETF

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF

Invesco BulletShares 2021 USD Emerging Markets Debt ETF

Invesco BulletShares 2022 USD Emerging Markets Debt ETF

Invesco BulletShares 2023 USD Emerging Markets Debt ETF

Invesco BulletShares 2024 USD Emerging Markets Debt ETF

Invesco Strategic Developed ex-US ETF

Invesco Strategic Developed ex-US Small Company ETF

Invesco Strategic Emerging Markets ETF

Invesco Strategic US ETF

Invesco Strategic US Small Company ETF

At a meeting held on June 14, 2018, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for the funds listed above (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the proposed unitary advisory fees for Invesco BulletShares 2028 Corporate Bond ETF, Invesco Investment Grade Defensive ETF and Invesco Investment Grade Value ETF were compared to information on the median net expense ratios of peer funds in two Lipper classifications, Corporate Debt Funds A-Rated and Corporate Debt Funds BBB-Rated, that the proposed advisory fee for Invesco Strategic Developed ex-US ETF was compared to information on the median net expense ratios of peer funds in two Lipper classifications, International Multi-Cap Core Funds and International Large-Cap Core Funds and that the proposed advisory fee for Invesco Strategic US ETF was compared to information on the median net expense ratios of peer funds in two Lipper classifications, Multi-Cap Core Funds and Large-Cap Core Funds. The Trustees further noted that the fee data provided by the Adviser included only two passive peer ETFs and only one open-end index peer for certain Funds. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser for certain Funds included only two or three Adviser-identified selected peers.

241

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer group(s) and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)[1]	Open-End Index Fund Peer Group (Number of Peers)[2]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Emerging Markets Debt Defensive ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco Emerging Markets Debt Value ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco High Yield Defensive ETF	Lower than median (18)	N/A	Lower than median (158)	Lower than median (2)
Invesco High Yield Value ETF	Lower than median (18)	N/A	Lower than median (158)	Lower than median (2)
Invesco Investment Grade Defensive ETF (Corporate Debt Funds A-Rated Lipper Classification)	Higher than median (2)	Lower than median (1)	Lower than median (16)	Lower than median (3)
Invesco Investment Grade Defensive ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)
Invesco Investment Grade Value ETF (Corporate Debt Funds A-Rated Lipper Classification)	Higher than median (2)	Lower than median (1)	Lower than median (16)	Lower than median (3)
Invesco Investment Grade Value ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)
Invesco Multi-Factor Core Fixed Income ETF	Higher than median (8)	Lower than median (15)	Lower than median (121)	Lower than median (5)
Invesco Multi-Factor Core Plus Fixed Income ETF	N/A	Lower than median (1)	Lower than median (61)	Lower than median (5)
Invesco BulletShares 2028 Corporate Bond ETF (Corporate Debt Funds A-Rated Lipper Classification)	Lower than median (2)	Lower than median (1)	Lower than median (16)	Same as the median (9)
Invesco BulletShares 2028 Corporate Bond ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)
Invesco BulletShares 2026 High Yield Corporate Bond ETF	Higher than median (18)	N/A	Lower than median (158)	Higher than median (2)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2022 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2023 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2024 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco Strategic Developed ex-US ETF (International Multi-Cap Core Funds Lipper Classification)	Lower than median (29)	Lower than median (34)	Lower than median (65)	Lower than median (7)
Invesco Strategic Developed ex-US ETF (International Large-Cap Core Funds Lipper Classification)	Lower than median (4)	Lower than median (6)	Lower than median (23)
Invesco Strategic Developed ex-US Small Company ETF	Lower than median (4)	Lower than median (1)	Lower than median (21)	Lower than median (3)
Invesco Strategic Emerging Markets ETF	Lower than median (58)	Higher than median (10)	Lower than median (211)	Lower than median (9)

242

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

Fund	ETF Peer Group (Number of Peers)[1]	Open-End Index Fund Peer Group (Number of Peers)[2]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Strategic US ETF (Multi-Cap Core Funds Lipper Classification)	Lower than median (34)	Higher than median (22)	Lower than median (194)	Lower than median (11)
Invesco Strategic US ETF (Large-Cap Core Funds Lipper Classification)	Lower than median (33)	Lower than median (26)	Lower than median (190)
Invesco Strategic US Small Company ETF	Lower than median (29)	Same as median (30)	Lower than median (258)	Lower than median (10)

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable passive ETF fund peers. Those Funds have been designated with an “N/A” for not available.
[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

The Trustees noted that the proposed unitary advisory fee for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2018 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee by the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

243

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-AR-1	invesco.com/ETFs

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 13(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2018.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Gary R. Wicker, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the series of the Registrant with a fiscal year end of August 31, 2018 aggregate fees for services rendered to these series as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2018
Audit Fees	$ 447,220
Audit-Related Fees	$ 0
Tax Fees(1)	$ 72,700
All Other Fees	$ 0
Total Fees	$ 519,920

(1)      Tax fees for the fiscal year ended August 31, 2018 includes fees billed for reviewing tax returns, 2018 excise tax returns and excise tax distributions calculations.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last fiscal year as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year End 2018 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 662,000
Tax Fees	$ 0
All Other Fees	$ 0
Total Fees	$ 662,000

(1)      Audit-Related fees for the fiscal year end 2018 include fees billed related to reviewing controls at a service organization.

(e)(1) Audit Committee Pre Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018

Approved/Adopted Date	June 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Adopted:       June 26, 2009

Amended:     June 15, 2018

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources

•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

PwC billed Invesco and Affiliates additional aggregate fees of $2,211,000 for the fiscal year ended August 31, 2018 for non-audit services not required to pre-approved by the Registrant’s Audit Committee. In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $2,946,000 for the fiscal year ended August 31, 2018.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule#2-01(f)(14) of Regulation S-X, of approximately $25 million and non-audit services of approximately $16 million for the fiscal year ended 2018. The Audit Committee considered this information in evaluating PwC’s independence.

PwC informed the Audit Committee of the Board of the Trust (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.
The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications , PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PWC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund may need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Gary R. Wicker, and Donald H. Wilson.

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Change in Registrant’s Independent Public Accountant- attached as Exhibit 99.ACCT

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Invesco Exchange-Traded Self-Indexed Fund Trust

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date:   11/07/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date:   11/07/2018

By: /s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date:   11/07/2018